UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

Annual Report

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

June 30, 2013

June 30, 2013

We are pleased to present the June 30, 2013 Annual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of nineteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income by investing in a portfolio of securities issued by Real Estate related companies.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Annual Report

June 30, 2013

Fiscal Year 2013 Summary

General Market
(Unaudited)

The HC Capital Trust Portfolios are designed to provide clients with distinct, broad, cost-effective exposure to multiple asset class funds (for both taxable and institutional investors) that provide multi-strategy, multi-manager diversification and enable clients to construct independent, custom asset allocation portfolios to best meet their overall investment policies and objectives. The absolute performance of each Portfolio over the period is designed to reflect the absolute performance of the asset class as reflected by the portfolio benchmark. Depending upon the objective, each Portfolio will generally seek to deliver performance that exceeds, or is in-line with the benchmark for the Portfolio as well as a peer universe of mutual funds with similar investment strategies.

Overall, equity markets have advanced from the lows of the 2008 financial crisis. The path of the recovery in risk assets has been subject to three major concerns: (1) the health of the US economy as both households and corporations delever (2) the destabilizing impact of the peripheral European countries’ debt burdens on the European financial system and (3) the rebalancing of China’s economy from a capital intensive export-led model to a consumption based growth model.

Financial markets have ebbed and flowed according to the cycle of crisis and response to each risk factor. In the fiscal year, the markets gained confidence that the first two uncertainties had been resolved. Employment in the US steadily improved, and the US housing market rebounded. As a result, household net worth and consumer confidence rose. In Europe, the European Central Bank committed its balance sheet to support peripheral sovereign bond markets. As the risk of collapse of the Euro declined, bond investors bid down yields on government borrowing to sustainable levels. By contrast, the Chinese economy struggled, with growth expectations slowing markedly over the year. Chinese policy makers are attempting to control speculation in real estate through measures to restrict credit. The boom in infrastructure investment which helped China weather the global financial crisis is winding down. Yet, developed markets demand for exports is lackluster. China’s declining growth rate had severe impacts on both emerging market equities and commodities.

With the divergence in prospects across the three main economic regions, markets became more discriminating. U.S. equities appreciated sharply over the twelve months ended June 30, 2013 (20.60% for the S&P 500) as the corporate profit outlook brightened. With the improved confidence, consumer cyclicals (particularly related to housing and automotive sectors) performed strongly. As a result, value stocks outperformed growth stocks (Russell 1000 Value Index +25.32% versus Russell 1000 Growth Index +17.07%). International developed market equities rose in response to the new monetary policies of the ECB and the Bank of Japan (MSCI EAFE 19.14%). The MSCI Emerging Markets index lagged the developed markets, rising 2.87% in US Dollar terms. Growth in Emerging Markets continued to disappoint expectations as export demand from developed economies was sluggish and countries tightened monetary policy to combat domestic inflation.

Fixed income asset classes declined modestly as interest rates backed up. The US 10 year Treasury yield increased from 1.62% to 2.49% over the year. Interest sensitive sectors like real estate securities (REITs) and utilities suffered from the rise in interest rates. As confidence in the economic outlook improved, the demand for income oriented assets by equity investors declined.

Each of the Portfolios provided results consistent with their stated objectives over the fiscal year ended June 30, 2013. The performance of each Portfolio is listed in the table below and detailed summaries of the objectives, managers, and results are contained in the subsequent sections.

The table below summarizes the performance of each Portfolio in the HC Capital Trust. Note that benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, which means that the indices results do not reflect the impact of expenses associated with investing in securities, such as fees, brokerage commission and transactions costs.

HC Capital Trust Portfolios	Fiscal Year 2013 Return
The Value Equity Portfolio	25.46	%(a)
Russell 1000® Value Index[1]	25.32%
The Institutional Value Equity Portfolio	25.76	%(a)
Russell 1000® Value Index[1]	25.32%
The Growth Equity Portfolio	15.62	%(a)
Russell 1000® Growth Index[1]	17.07%
The Institutional Growth Equity Portfolio	17.08	%(a)
Russell 1000® Growth Index[1]	17.07%
The Small Capitalization Equity Portfolio	26.34	%(a)
Russell 2000® Index[1]	24.21%
The Institutional Small Capitalization Equity Portfolio	27.29	%(a)
Russell 2000® Index[1]	24.21%
The Real Estate Securities Portfolio	13.28	%(a)
Dow-Jones U.S. Select Real Estate Securities Index[2]	7.67%
The Commodity Returns Strategy Portfolio	(0.85	)%(a)
Dow-Jones UBS Commodity Index[3]	(8.01)%
HC Commodities Benchmark[4]	(7.27)%
The International Equity Portfolio	19.76	%(a)
MSCI EAFE Index[5]	19.14%
The Institutional International Equity Portfolio	19.86	%(a)
MSCI EAFE Index[5]	19.14%
The Emerging Markets Portfolio	(0.28	)%(a)
MSCI EM Index[6]	3.23%
The Core Fixed Income Portfolio	(1.02	)%(a)
Barclays Capital U.S. Aggregate Bond Index[7]	(0.69)%
The Fixed Income Opportunity Portfolio	9.17	%(a)
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index[8]	8.48%
The U.S. Government Fixed Income Securities Portfolio	(1.75)%
Barclays Capital U.S. Government Bond Index[9]	(1.51)%
The U.S. Corporate Fixed Income Securities Portfolio	(0.24)%
Barclays Capital U.S. Corporate Index[10]	1.36%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	(1.05)%
Barclays Capital U.S. Securitized Index[11]	(0.81)%
The Short-Term Municipal Bond Portfolio	0.21%
BofA Merrill Lynch 1-3 Year Muni Index[12]	0.61%
The Intermediate Term Municipal Bond Portfolio	1.39	%(a)
Barclays Capital 3-15 Year Blend Muni Index[13]	0.22%
The Intermediate Term Municipal Bond II Portfolio	(0.37	)%(a)
Barclays Capital 5-Year G.O. Muni Index[14]	(0.01)%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the portfolios.

a)	The return shown is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which may be higher.
[1]	Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the U.S. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking US common stocks ranked from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index® that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.
[2]	Dow-Jones U.S. Select Real Estate Securities Index – is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991.
[3]	The Dow-Jones UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components).
[4]	The HC Commodities Benchmark is comprised 50% of the Dow-Jones UBS Commodity Index and 50% of the MSCI ACWI Commodity Producers Index. The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity produces in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS®), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products.
[5]	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets.
[6]	MSCI Emerging Markets Index (“MSCI EM Index”) – is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2013 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.
[7]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.
[8]	Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.
[9]	The Barclays Capital U.S. Government Index is a broad-based index that represents the general performance of U.S. Treasury and U.S. Government agency and debt securities.
[10]	The Barclays Capital U.S. Corporate Index is an unmanaged index that covers USD-denominated, investment-grade, fixed-rate and taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured noted that meet specified maturity, liquidity and quality requirements.
[11]	The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.
[12]	The Bank of America (“BofA”) Merrill Lynch 1-3 Year Municipal Index is an equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment-grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.
[13]	Barclays Capital 3-15 Year Blend Muni Index is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years.
[14]	Barclays Capital 5-Year General Obligations Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The Value Equity Portfolio

The Institutional Value Equity Portfolio
(Unaudited)

The Value Equity Portfolio (the “Portfolio”) managed by AllianceBernstein, L.P., Institutional Capital, LLC and SSgA Funds Management, Inc. returned 25.46% for the fiscal year compared to 25.32% for the Russell 1000® Value Index1 and 24.45% for the average manager in the Lipper2 universe of Large Cap Value Funds.

The Institutional Value Equity Portfolio (the “Institutional Portfolio”) managed by AllianceBernstein, L.P., Institutional Capital, LLC and SSgA Funds Management, Inc. returned 25.76% for the fiscal year compared to 25.32% for the Russell 1000® Value Index1 and 24.45% for the average manager in the Lipper2 universe of Large Cap Value Funds.

The Portfolios benefitted from an allocation to a traditional value style, particularly with respect to assets allocated to AllianceBernstein. Traditional value managers select stocks which have price/book, price/earnings, and price/cash flow measures at a substantial discount to the overall market. This category tended to outperform the Russell 1000® Value Index, as the market gained confidence in the traction of the US recovery and valuations for cyclical stocks and financials rose. Relative value managers such as Institutional Capital emphasize stocks which trade at a relative discount to their sector or peer group. Over the fiscal year, both portfolios reduced their exposure to the relative value style in favor of traditional value.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize exceptional excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.32%
HC Advisors Shares 0.57%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Value Equity Portfolio from 7/18/08 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.31%
HC Advisors Shares 0.56%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio
(Unaudited)

The Growth Equity Portfolio (the “Portfolio”) managed by Jennison Associates LLC, Sustainable Growth Advisers and SSgA Funds Management, Inc. returned 15.62% for the fiscal year compared to 17.07% for the Russell 1000® Growth Index1 and 16.07% for the average manager in the Lipper2 universe of Large Cap Growth Funds.

The Institutional Growth Equity Portfolio (the “Institutional Portfolio”) managed by Jennison Associates LLC, Sustainable Growth Advisers, Pacific Investment Management Company, LLC (“PIMCO”) and SSgA Funds Management, Inc. returned 17.08% for the fiscal year compared to 17.07% for the Russell 1000® Growth Index1 and 16.07% for the average manager in the Lipper2 universe of Large Cap Growth Funds. The outperformance of the Institutional Portfolio relative to the Portfolio resulted from the inclusion of PIMCO’s higher turnover strategy which HC Capital Solution (“the Adviser”) deemed inappropriate for tax-sensitive investors. PIMCO makes extensive use of derivatives – including futures and options – in order to replicate exposure to the stocks underlying the S&P 500 Index. The performance of PIMCO’s account is overwhelmingly a function of the change in the value of the derivatives held, an impact of 3.23% on Portfolio performance.

The taxable Portfolio underperformed its benchmark and peer group because of higher allocations to larger capitalization, higher quality stocks. Over the period, larger capitalization, higher quality stocks posted weaker performance as investors bid up stocks with smaller capitalizations and more cyclical characteristics. Moreover, active stock selection strategies experienced difficulty, as macroeconomic concerns contributed to high correlations. When stocks’ price movements derive mostly from sector or size factor, the relative contribution of company idiosyncratic factors diminishes. As active strategies have underperformed this year, we have increased the Funds’ allocations to active managers.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.29%
HC Advisors Shares 0.54%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Growth Equity Portfolio from 8/8/08 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.28%
HC Advisors Shares 0.53%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Small Capitalization Equity Portfolio

The Institutional Small Capitalization Equity Portfolio
(Unaudited)

The Small Capitalization Equity Portfolio (the “Portfolio”) managed by Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Pzena Capital Management, LLC (“Pzena”) and SSgA Funds Management, Inc. (“SSgA”) returned 26.34% for the period compared to a 24.21% return for the Russell 2000® Index1 and 24.57% for the average manager in the Lipper2 universe of Small Cap Core Funds.

The Institutional Small Capitalization Equity Portfolio (the “Institutional Portfolio”) managed by Cupps Capital Management, LLC, Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Pzena Capital Management, LLC and SSgA Funds Management, Inc. returned 27.29% for the period compared to a 24.21% return for the Russell 2000® Index1 and 24.57% for the average manager in the Lipper2 universe of Small Cap Core Funds. The outperformance of the Institutional Portfolio relative to the taxable Portfolio resulted from the inclusion of Cupps’ higher turnover strategy which we deemed inappropriate for tax-sensitive investors.

The Portfolios outperformed their peer group and the benchmark for the period. The Portfolios benefited from allocations to (1) a traditional value style particularly within the strategies managed by Pzena and SSgA and (2) a Growth at a Reasonable Price or “GARP” style managed by Frontier. Small capitalization equities performed particularly well as investor confidence in the US economy improved.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization Equity Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.59%
HC Advisors Shares 0.84%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Small Capitalization Equity Portfolio from 8/15/08 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Small Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.73%
HC Advisors Shares 0.98%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Real Estate Securities Portfolio
(Unaudited)

The Real Estate Securities Portfolio (the “Portfolio”) managed by Wellington Management Company, LLP returned 13.28% for the year compared to 7.67% for the Dow-Jones U.S. Select Real Estate Securities Index1 and 7.62% for the average manager in the Lipper2 universe of Real Estate funds.

Hirtle Callaghan determined that the valuations of publicly traded REITs no longer justified a strategic allocation in client accounts and withdrew client capital from the Portfolio from April 2013 through June 2013. The majority of the out-performance occurred during the transition period to fund withdrawals. During that period the market value of the Portfolio was very low.

[1]	The Dow-Jones U.S. Select Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trust (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Real Estate Securities Portfolio from 5/21/09 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Dow-Jones U.S. Select Real Estate Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes.An investor cannot invest directly in an index. The performance of The Real Estate Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.85%
HC Advisors Shares 1.10%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Commodity Returns Strategy Portfolio
(Unaudited)

The Commodity Returns Strategy Portfolio (the “Portfolio”) managed by Wellington Management Company, LLP, Pacific Investment Management Company, LLC and SSgA Funds Management, Inc. returned (0.85)% for the year compared to (7.27)% for the HC Commodities Benchmark1, (8.01)% for the Dow-Jones UBS Commodity Index2 and (8.17)% for the average manager in the Lipper3 universe of Natural Resources Funds.

The Portfolio’s outperformance versus the benchmark was attributable to its higher exposure to the stocks of natural resource producers. Although commodities related equities are normally more volatile in declining commodities markets due to the operating and financial leverage, the MSCI ACWI Commodity Producers Index4 was modestly positive for the period. The Index includes a higher share of energy, agricultural and commodity chemicals producers than the physical commodities Index. Those sectors outperformed precious and industrial metals which make up a larger share of the physical based futures index. As the market for physical futures has underperformed the commodities equities, we have allocated a slightly higher share of the Portfolio’s assets to the commodities futures strategies.

The managers of the futures strategies use derivatives – including futures, options, forwards, and swaps – to gain exposure to the underlying physical commodities. The returns generated by those strategies are predominantly a function of the change in the value of the derivatives held. To a lesser extent, the performance of the strategies reflects the change in the value of investments – primarily short dated fixed income – not required to collateralize the derivative strategies. Over the period the two strategies performed comparably to the Dow-Jones UBS Commodity Index – a basket of commodities futures and have had a (2.92)% effect on the overall performance of the Portfolio.

[1]	The HC Commodities Benchmark is composed of 50% of the Dow-Jones UBS Commodity Index[2] and 50% of the MSCI ACWI Commodity Producers Index.
[2]	The Dow-Jones UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components). This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.
[4]	The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS®), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

The chart represents historical performance of a hypothetical investment of $10,000 in The Commodity Returns Strategy Portfolio from 6/8/10 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Dow-Jones UBS Commodity Index and the 50% Dow-Jones UBS Commodity Index & 50% MSCI ACWI Commodity Producers Index. The Dow-Jones UBS Commodity Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The MSCI ACWI Commodity Producers Index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. An investor cannot invest directly in an index. The performance of The Commodity Returns Strategy Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.67%
HC Advisors Shares 0.92%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The International Equity Portfolio

The Institutional International Equity Portfolio
(Unaudited)

The International Equity Portfolio (the “Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC and SSgA Funds Management, Inc. returned 19.76% for the period compared to 19.14% for the MSCI EAFE Index1 and 16.68% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC, Lazard Asset Management LLC and SSgA Funds Management, Inc. returned 19.86% for the fiscal year compared to 19.14% for the MSCI EAFE Index1 and 16.68% for the average manager in the Lipper2 universe of International Funds.

The strength of the U.S. Dollar was a significant drag on the performance of the benchmark and the Portfolios. In local currency terms, the MSCI EAFE benchmark returned 24.93% for the period versus 19.14% in US Dollar terms.

During the period the Portfolios introduced two passive strategies managed by SSgA Funds Management, Inc. In October 2012, we purchased stocks underlying the MSCI Japan Index. At the time, Japan represented an attractive valuation based on its normalized earnings yield relative to its own history and a developed markets peer group. The strategy is broadly diversified across the Japan stock market. In May 2013, we purchased an Exchange Traded Fund based on the MSCI Emerging Markets Index. Our active managers have always had the latitude to own international emerging market stocks when appropriate to their strategy. After we implemented a passive strategy based on the MSCI EAFE universe, that aspect of the Portfolios’ overall investment strategy was constricted. In our valuation work, international emerging markets stocks represent an attractive opportunity.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.45%
HC Advisors Shares 0.70%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional International Equity Portfolio from 11/20/09 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.47%
HC Advisors Shares 0.72%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Emerging Markets Portfolio
(Unaudited)

The Emerging Markets Portfolio (the “Portfolio”) managed by SSgA Funds Management, Inc. and Boston Company Asset Management, LLC returned (0.28)% compared to 3.23% for the MSCI Emerging Markets Index1 and 3.77% for the average manager in the Lipper2 universe of Emerging Markets Funds.

For the period, the Portfolio underperformed the benchmark and the average manager in the industry universe. The performance shortfall is primarily due to the Portfolio’s valuation bias. Over this period traditional valuation metrics like low price/book and low price/cash flow have been ineffective. The market’s performance has become increasingly concentrated in a favored small group of names with extremely high valuations – selected primarily for their exposure to domestic demand growth. Valuation dispersion in international emerging markets is at an extreme as a large group of attractively priced export-driven names is increasingly overlooked in favor these richly valued thematic investments. Consistent with our investing principles, we have allocated an increasing share of the portfolio to the value style.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. SSgA Funds Management, Inc. employs a quantitative investment process that combines valuation, momentum, and quality investment criteria to identify attractive investment opportunities across the universe of international emerging market equity opportunities, then constructs and manages individual positions within a disciplined, risk controlled framework. Boston Company Asset Management, LLC employs a fundamentally driven investment process to identify attractive value companies within the international emerging markets equity universe and then constructs a diversified portfolio of those companies in accordance with industry and individual company allocation guidelines.

[1]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2013 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Emerging Markets Portfolio from 12/10/09 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EM Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Emerging Markets Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.94%
HC Advisors Shares 1.19%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Core Fixed Income Portfolio
(Unaudited)

The Core Fixed Income Portfolio (the “Portfolio”) managed by BlackRock Financial Management, Inc. (“BlackRock”), Mellon Capital Management Corporation (“Mellon”) and Seix Investment Advisors LLC returned (1.02)% for the fiscal year compared to (0.69)% for the Barclays Capital U.S. Aggregate Bond Index1 (“BarCap”) and 0.43% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds. In January 2013, Mellon replaced BlackRock.

During the first half of the fiscal year investor appetite for yield drove spreads tighter, and fixed income sectors generated positive returns. Through the second half of the fiscal year, fears of a possible reduction in monetary accommodation by the Federal Reserve sent U.S. Treasury yields substantially higher across the curve. As a result, returns were negative for the major sectors of Fixed Income. The BarCap Index, a broad measure of the U.S. bond market, declined 0.69% for the fiscal year end.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset backed securities. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the portfolio maintains aggregate characteristics — duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

For the fiscal year ended June 30, 2013 Seix’s underperformance relative to their benchmark is primarily attributable to an underweight to large money center banks, overwieght gold mining credits and an overweight to the long end of the yield curve.

[1]	The Barclays Capital U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Core Fixed Income Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Core Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.30%
HC Advisors Shares 0.55%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Fixed Income Opportunity Portfolio
(Unaudited)

For the fiscal year, the Fixed Income Opportunity Portfolio (the “Portfolio”), managed by Seix Investment Advisors LLC and Fort Washington Investment Advisors, had a return of 9.17% compared to 8.48% for the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index1 and 8.93% for the average manager in the Lipper2 High Current Yield Fund universe.

During the first half of the fiscal year investor appetite for yield drove spreads tighter and fixed income sectors generated positive returns. Through the second half of the fiscal year fears of a possible reduction in monetary accommodation by the Federal Reserve sent U.S. Treasury yields substantially higher across the curve. As a result, Fixed Income markets sold off and returns were negative for most major sectors. Despite volatility around the fiscal year end, high yield was one of the best performing fixed income sectors during the fiscal year.

The Portfolio outperformed its benchmarks due to slight overweight to BB and below credits and overweight sector allocations to Media, Telecommunications and Mid-Stream Energy.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans. Over the fiscal year the Portfolio remained focused exclusively on high yield bonds.

[1]	The Barclays Capital High Yield Ba/B 2% Issuer Constrained Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.47%
HC Advisors Shares 0.72%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The U.S. Government Fixed Income Securities Portfolio
(Unaudited)

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned (1.75)% compared to (1.51)% for the Barclays Capital U.S. Government Bond Index1 and (1.55)% for the average fixed income manager in the Lipper2 universe of Intermediate U.S. Government Funds.

During the first half of the fiscal year investor appetite for yield drove spreads tighter, and fixed income sectors generated positive returns. Through the second half of the fiscal year, fears of a possible reduction in monetary accommodation by the Federal Reserve sent U.S. Treasury yields substantially higher across the curve. As a result, Fixed Income markets sold off and returns were negative for most major sectors. The Barclays Capital U.S. Government Bond Index declined 1.51% for the fiscal year.

The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

[1]	The Barclays Capital U.S. Government Bond Index is a broad-based unmanaged index that represents the general performance of U.S. Treasury and U.S. Government Agency debt securities.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Government Fixed Income Securities Portfolio from 12/6/10 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Government Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Government Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.25%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The U.S. Corporate Fixed Income Securities Portfolio
(Unaudited)

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Seix Investment Advisors LLC returned (0.24)% compared to 1.36% for the Barclays Capital U.S. Corporate Index1 and 2.42% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

During the first half of the fiscal year investor appetite for yield drove spreads tighter, and fixed income sectors generated positive returns. Through the second half of the fiscal year, fears of a possible reduction in monetary accommodation by the Federal Reserve sent U.S. Treasury yields substantially higher across the curve. As a result, returns were negative for most Fixed Income sectors. Positive returns for US corporate credits during the second half of 2012 off set negative returns during the first half of 2013. The Barclays U.S. Corporate Index generated positive return of 1.36% for the fiscal year.

The Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Portfolio is biased towards more defensive industries, companies with more conservative capital structures and securities that have more security and/or more subordination. As a result the portfolio tends to outperform in periods of market stress and underperform during expansive credit conditions. The Portfolio underperformed its benchmark due to this quality orientation, its underweight to the banking sector and a slightly longer duration than the benchmark.

[1]	The Barclays Capital U.S. Corporate Index covers USD denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate indices.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Corporate Fixed Income Securities Portfolio from 12/6/10 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Corporate Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Corporate Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.35%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
(Unaudited)

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by BlackRock Financial Management, Inc. through January 7, 2013, and subsequently by Mellon Capital Management Corporation, returned (1.05)% compared to (0.81)% or the Barclays Capital U.S. Securitized Index1 and (0.63)% for the average fixed income manager in the Lipper2 universe of U.S. Mortgage Funds.

During the first half of the fiscal year investor appetite for yield drove spreads tighter, and fixed income sectors generated positive returns. Through the second half of the fiscal year fears of a possible reduction in monetary accommodation by the Federal Reserve sent U.S. Treasury yields substantially higher across the curve. As a result, Fixed Income markets sold off and returns were negative for most major sectors. The Barclays Capital U.S. Securitized Index generated a negative return of 0.81%.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio holds a subset of the securities represented in the benchmark, it is expected to generate a small amount of tracking error.

[1]	The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Mortgage/Asset Backed Fixed Income Portfolio from 12/6/10 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Securitized Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Mortgage/Asset Backed Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.30%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Short-Term Municipal Bond Portfolio
(Unaudited)

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. gained 0.21% for the fiscal year compared to 0.61% for the BofA Merrill Lynch 1-3 Year Muni Index1 and 0.33% for the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

The favorable technical environment and heavy investor appetite for additional yield that drove lower rated and longer maturity bonds to perform well over the past few years reversed course late in the fiscal year. The municipal market took on a weaker tone in conjunction with a broad based sell-off among Treasury securities. Investor fears of rising interest rates were heightened amidst growing speculation that the Federal Reserve would decelerate the current accommodative monetary policy. Municipal mutual fund flows turned markedly negative particularly for long maturity and high yield sectors leading to heightened market volatility, heavy secondary market selling and diminished liquidity. As a result shorter duration securities outperformed longer dated issues.

The Portfolio underperformed slightly due to its bias toward highly rated issuers and an emphasis on liquidity. The Portfolio retains a yield advantage relative to tax-exempt cash investments while remaining defensively positioned from both a credit quality and duration perspective.

[1]	The BofA Merrill Lynch 1-3 Year Muni Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the BofA Merrill Lynch 1-3 Year Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.27%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond Portfolio
(Unaudited)

The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) managed by Standish Mellon Asset Management Company LLC (“Standish”) returned 1.39% for the fiscal year compared to 0.22% for the Barclays Capital 3-15 Year Blend Muni Index1 and 0.04% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

The favorable technical environment and heavy investor appetite for additional yield that drove lower rated and longer maturity bonds to perform well over the past few years reversed course late in the fiscal year. The municipal market took on a weaker tone in conjunction with a broad based sell-off among Treasury securities. Investor fears of rising interest rates were heightened amidst growing speculation that the Federal Reserve would decelerate the current accommodative monetary policy. Municipal mutual fund flows turned markedly negative particularly for long maturity and high yield sectors leading to heightened market volatility, heavy secondary market selling and diminished liquidity. As a result shorter duration securities outperformed longer dated issues.

In December 2012 we permitted Standish to adjust their duration substantially below that of the benchmark and substantially increase their allocation to the most liquid AAA-rated credits. The outperformance of the Portfolio relative to its peer group and benchmark relates to this duration and liquidity allocation. Towards the end of the fiscal period, as the municipal market became particularly stressed, Standish began to reverse these allocations.

The Portfolio remains broadly diversified in high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark. The Portfolio benefitted from its bias to high quality revenue bonds supporting essential services such as water and sewer issues.

[1]	Barclays Capital 3-15 Year Blend Muni Index is an index of government bonds. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio from 7/1/03 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital 3-15 Year Blend Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.27%
HC Advisors Shares 0.52%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond II Portfolio
(Unaudited)

The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned (0.37)% compared to (0.01)% for the Barclays Capital 5-Year G.O. Muni Index1 and 0.04% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

The favorable technical environment and heavy investor appetite for additional yield that drove lower rated and longer maturity bonds to perform best over the past few years reversed course late in the fiscal year. The municipal market took on a weaker tone in conjunction with a broad based sell-off among Treasury securities. Investor fears of rising interest rates were heightened amidst growing speculation that the Federal Reserve would decelerate the current accommodative monetary policy. Municipal mutual fund flows turned markedly negative particularly for long maturity and high yield sectors leading to heightened market volatility, heavy secondary market selling and diminished liquidity. As a result shorter duration securities outperformed longer dated issues.

The Portfolio remains broadly diversified to high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark. The Portfolio underperformed the benchmark and the peer group due to its more defensive stance with respect to credit and longer duration positioning relative to its benchmark.

[1]	The Barclays Capital 5-Year General Obligation Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond II Portfolio from 7/13/10 to 6/30/13, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital 5 Year General Obligations Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/12)
HC Strategic Shares 0.26%
HC Advisors Shares 0.51%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2013, expense ratios can be found in the financial highlights.

Conclusion

Overall, the Portfolios performed competitively and cost-effectively versus performance benchmarks and peer universes for the period. As appropriate, manager appointments and allocations within each Portfolio were managed and modified to ensure that each Portfolio remained positioned to achieve its respective objectives.

We continue to seek to add new portfolios as appropriate to broaden the opportunity set of investment portfolios available to our clients for fulfilling their asset allocation and investment policy objectives. We also continue to maintain a comprehensive dual-track, investment management and compliance review and due diligence processes to identify, select, implement, monitor and manage the investment managers and investment strategies we employ within each Portfolio.

Finally, we are constantly seeking ways to improve our management of each Portfolio. To that end, over the period we continued to add new, custom defined investment style portfolio strategies to the International Equities and Emerging Markets Portfolios. The new additions are managed to guidelines specified by Hirtle Callaghan to best capture the portfolio strategy or risk characteristics we are seeking, rebalanced and updated to reflect the changing dynamics of the marketplace, and implemented in an efficient and cost-effective manner. The new managed strategies allow us to better control overall portfolio risk with less frictional costs and to take advantage of opportunities to improve portfolio expected returns per unit of risk while lowering management costs.

As ever, we appreciate your continued confidence and support.

Hirtle Callaghan & Co., LLC

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 96.18%
	Advertising — 0.25%
26,975	Omnicom Group, Inc.	$1,696
	Aerospace & Defense — 2.16%
20,426	Exelis, Inc.	282
32,977	General Dynamics Corp.	2,583
47,423	Honeywell International, Inc.	3,762
9,401	L-3 Communications Holdings, Inc.	806
27,047	Lockheed Martin Corp.	2,934
24,769	Northrop Grumman Corp.	2,051
34,966	Raytheon Co.	2,312
		14,730
	Air Freight & Logistics — 0.80%
17,067	C.H. Robinson Worldwide, Inc.	961
52,286	United Parcel Service, Inc., Class – B	4,522
		5,483
	Airlines — 0.31%
3,554	Copa Holdings SA, Class – A	466
87,900	Delta Air Lines, Inc. (a)	1,645
		2,111
	Apparel Retail — 0.67%
4,200	Abercrombie & Fitch Co., Class – A	190
7,000	Guess?, Inc.	217
83,200	The TJX Cos., Inc.	4,165
		4,572
	Apparel, Accessories & Luxury Goods — 0.25%
29,940	Coach, Inc.	1,709
	Application Software — 0.39%
53,450	Adobe Systems, Inc. (a)	2,435
22,780	Compuware Corp.	236
		2,671
	Asset Management & Custody Banks — 0.91%
27,011	Ares Capital Corp.	465
13,198	BlackRock, Inc., Class – A	3,390
9,900	Federated Investors, Inc., Class – B	271
46,826	Invesco Ltd.	1,489
20,000	Janus Capital Group, Inc.	170
9,400	Waddell & Reed Financial, Inc., Class – A	409
		6,194
	Auto Parts & Equipment — 0.85%
14,897	Gentex Corp.	343
87,754	Johnson Controls, Inc.	3,141
22,300	Lear Corp.	1,348
14,479	TRW Automotive Holdings Corp. (a)	962
		5,794
	Automobile Manufacturers — 1.53%
675,199	Ford Motor Co.	10,445
	Biotechnology — 0.28%
24,200	Vertex Pharmaceuticals, Inc. (a)	1,933
	Brewers — 0.10%
13,629	Molson Coors Brewing Co., Class – A	652

Shares	Security Description	Value (000)
	Cable & Satellite — 1.33%
20,755	Cablevision Systems Corp., Class – A	$349
30,100	Liberty Global PLC, Series C (a)	2,043
19,132	Liberty Global PLC, Class – A (a)	1,417
46,676	Time Warner Cable, Inc.	5,250
		9,059
	Casinos & Gaming — 0.16%
8,317	Wynn Resorts Ltd.	1,065
	Commercial Printing — 0.04%
18,766	R.R. Donnelley & Sons Co.	263
	Commodity Chemicals — 0.25%
39,500	Axiall Corp.	1,682
2,690	Kronos Worldwide, Inc.	44
		1,726
	Communications Equipment — 1.74%
310,250	Cisco Systems, Inc.	7,542
159,352	Corning, Inc.	2,268
41,960	Harris Corp.	2,067
		11,877
	Computer & Electronics Retail — 0.44%
28,200	Best Buy Co., Inc.	771
52,766	GameStop Corp., Class – A	2,218
		2,989
	Computer Hardware — 2.44%
11,354	Apple, Inc.	4,497
6,800	Diebold, Inc.	229
480,243	Hewlett-Packard Co.	11,910
		16,636
	Computer Storage & Peripherals — 0.03%
6,900	Lexmark International, Inc., Class – A	211
	Construction & Farm Machinery & Heavy Trucks — 0.09%
5,550	Cummins, Inc.	602
	Consumer Electronics — 0.06%
11,500	Garmin Ltd.	416
	Consumer Finance — 2.47%
21,659	Ameriprise Financial, Inc.	1,752
155,650	Capital One Financial Corp.	9,776
88,700	Discover Financial Services	4,226
48,695	SLM Corp.	1,113
		16,867
	Data Processing & Outsourced Services — 0.90%
51,346	Automatic Data Processing, Inc.	3,536
13,198	Broadridge Financial Solutions, Inc.	351
33,989	Paychex, Inc.	1,241
59,337	Western Union Co.	1,015
		6,143
	Department Stores — 0.67%
24,118	Kohl's Corp.	1,218
69,550	Macy's, Inc.	3,338
		4,556

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.19%
16,633	Genuine Parts Co.	$1,299
	Diversified Banks — 2.73%
106,100	CIT Group, Inc. (a)	4,947
125,797	U.S. BanCorp	4,548
220,876	Wells Fargo & Co.	9,116
		18,611
	Diversified Chemicals — 1.52%
84,431	E.I. du Pont de Nemours & Co.	4,433
111,500	Huntsman Corp.	1,846
127,713	The Dow Chemical Co.	4,109
		10,388
	Diversified Metals & Mining — 0.57%
3,600	Compass Minerals International, Inc.	304
111,044	Freeport-McMoRan Copper & Gold, Inc.	3,066
17,862	Southern Copper Corp.	493
		3,863
	Diversified Real Estate Investment Trusts — 0.06%
2,061	Liberty Property Trust	76
3,800	Vornado Realty Trust	315
		391
	Diversified Support Services — 0.08%
17,847	Iron Mountain, Inc.	475
3,074	KAR Auction Services, Inc.	70
		545
	Drug Retail — 0.94%
41,500	CVS Caremark Corp.	2,373
91,735	Walgreen Co.	4,055
		6,428
	Electric Utilities — 1.61%
9,727	American Electric Power, Inc.	436
14,066	Duke Energy Corp.	949
22,317	Edison International	1,075
3,657	Entergy Corp.	255
109,698	Exelon Corp.	3,387
8,743	FirstEnergy Corp.	326
2,500	Great Plains Energy, Inc.	56
2,300	Hawaiian Electric Industries, Inc.	58
8,425	NextEra Energy, Inc.	686
6,417	Northeast Utilities	270
86,100	NV Energy, Inc.	2,020
4,700	Pepco Holdings, Inc.	95
2,300	Pinnacle West Capital Corp.	128
12,100	PPL Corp.	366
17,537	The Southern Co.	774
2,400	Westar Energy, Inc.	77
		10,958
	Electrical Components & Equipment — 1.27%
48,200	Eaton Corp. PLC	3,172
76,946	Emerson Electric Co.	4,196

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
15,078	Rockwell Automation, Inc.	$1,254
		8,622
	Electronic Components — 0.01%
6,511	AVX Corp.	77
	Electronic Manufacturing Services — 0.06%
14,900	Molex, Inc.	437
	Environmental & Facilities Services — 0.48%
12,300	Covanta Holding Corp.	246
31,567	Republic Services, Inc., Class – A	1,071
47,802	Waste Management, Inc.	1,928
		3,245
	Fertilizers & Agricultural Chemicals — 0.71%
33,487	Monsanto Co.	3,308
24,650	The Mosaic Co.	1,326
4,400	The Scotts Miracle-Gro Co.	213
		4,847
	Food Distributors — 0.31%
61,615	Sysco Corp.	2,105
	Food Retail — 0.77%
24,950	Safeway, Inc.	590
135,400	The Kroger Co.	4,677
		5,267
	Gas Utilities — 0.09%
2,300	AGL Resources, Inc.	99
1,800	Atmos Energy Corp.	74
1,400	National Fuel Gas Co.	81
4,500	ONEOK, Inc.	186
3,616	Questar Corp.	86
2,300	UGI Corp.	90
		616
	General Merchandise Stores — 0.37%
50,400	Dollar General Corp. (a)	2,542
	Gold — 0.24%
54,851	Newmont Mining Corp.	1,643
	Health Care Distributors — 0.66%
35,616	Cardinal Health, Inc.	1,681
24,650	McKesson Corp.	2,822
		4,503
	Health Care Equipment — 1.91%
112,471	Baxter International, Inc.	7,791
46,702	Covidien PLC	2,934
43,900	Medtronic, Inc.	2,260
		12,985
	Health Care Providers & Services — 0.40%
42,600	Aetna, Inc.	2,707
	Home Entertainment Software — 0.26%
77,200	Electronic Arts, Inc. (a)	1,773
	Home Furnishings — 0.07%
15,152	Leggett & Platt, Inc.	471

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Homebuilding — 0.37%
132,100	PulteGroup, Inc. (a)	$2,506
	Hotels, Resorts & Cruise Lines — 0.22%
44,114	Carnival Corp.	1,513
	Hotels, Restaurants & Leisure — 0.32%
41,510	Las Vegas Sands Corp.	2,197
	Household Products — 1.41%
40,896	Kimberly-Clark Corp.	3,973
13,596	The Clorox Co.	1,130
58,397	The Procter & Gamble Co.	4,496
		9,599
	Housewares & Specialties — 0.06%
5,568	Tupperware Brands Corp.	433
	Hypermarkets & Super Centers — 0.66%
60,241	Wal-Mart Stores, Inc.	4,487
	Industrial Conglomerates — 1.54%
451,990	General Electric Co.	10,482
	Industrial Gases — 0.30%
22,021	Air Products & Chemicals, Inc.	2,016
	Industrial Machinery — 1.04%
8,800	Harsco Corp.	204
49,500	Illinois Tool Works, Inc.	3,424
45,186	Stanley Black & Decker, Inc.	3,493
		7,121
	Industrial Real Estate Investment Trusts — 0.05%
9,552	Prologis, Inc.	360
	Insurance — 0.57%
86,600	American International Group, Inc. (a)	3,871
	Insurance Brokers — 0.41%
12,511	Arthur J. Gallagher & Co.	547
56,914	Marsh & McLennan Cos., Inc.	2,272
		2,819
	Integrated Oil & Gas — 4.96%
38,256	Chevron Corp.	4,527
74,921	ConocoPhillips	4,533
192,217	Exxon Mobil Corp.	17,367
82,200	Marathon Oil Corp.	2,842
50,659	Occidental Petroleum Corp.	4,520
		33,789
	Integrated Telecommunication Services — 2.48%
194,030	AT&T, Inc.	6,869
56,779	BCE, Inc.	2,329
65,954	CenturyLink, Inc.	2,331
106,991	Frontier Communications Corp.	433
89,204	Verizon Communications, Inc.	4,491
63,000	Windstream Corp.	486
		16,939
	Investment Banking & Brokerage — 0.06%
12,077	Lazard Ltd.	388

Shares	Security Description	Value (000)
	IT Consulting & Other Services — 0.06%
30,100	SAIC, Inc.	$419
	Leisure Products — 0.32%
12,479	Hasbro, Inc.	559
35,978	Mattel, Inc.	1,630
		2,189
	Life & Health Insurance — 1.39%
49,140	Aflac, Inc.	2,856
118,736	MetLife, Inc.	5,433
31,350	Principal Financial Group, Inc.	1,174
		9,463
	Machinery — 1.17%
55,070	Caterpillar, Inc.	4,543
42,270	Deere & Co.	3,434
		7,977
	Managed Health Care — 1.54%
25,805	Health Net, Inc. (a)	821
49,200	UnitedHealth Group, Inc.	3,222
79,200	WellPoint, Inc.	6,481
		10,524
	Marine — 0.02%
4,411	Matson, Inc.	110
	Metal & Glass Containers — 0.28%
3,500	Greif, Inc., Class – A	184
61,437	Owens-Illinois, Inc. (a)	1,707
		1,891
	Metals & Mining — 0.01%
7,449	Walter Energy, Inc.	77
	Mortgage Real Estate Investment Trusts — 0.09%
7,800	American Capital Agency Corp.	179
20,300	Annaly Capital Management, Inc.	255
23,600	Chimera Investment Corp.	71
2,400	Hatteras Financial Corp.	59
8,800	MFA Financial, Inc.	74
		638
	Movies & Entertainment — 2.08%
12,555	Cinemark Holdings, Inc.	351
54,200	Regal Entertainment Group, Class – A	970
74,677	Time Warner, Inc.	4,318
125,341	Viacom, Inc., Class – B	8,529
		14,168
	Multi-line Insurance — 0.25%
759	American National Insurance Co.	75
129,200	Genworth Financial, Inc., Class – A (a)	1,474
5,171	Kemper Corp.	177
		1,726
	Multiline Retail — 0.66%
65,375	Target Corp.	4,502
	Multi-Utilities — 0.63%
2,300	Alliant Energy Corp.	116
5,200	Ameren Corp.	179

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
9,200	CenterPoint Energy, Inc.	$216
5,600	CMS Energy Corp.	152
6,100	Consolidated Edison, Inc.	356
11,571	Dominion Resources, Inc.	657
3,548	DTE Energy Co.	238
1,600	Integrys Energy Group, Inc.	94
3,900	MDU Resources Group, Inc.	101
6,261	NiSource, Inc.	179
2,100	OGE Energy Corp.	143
8,842	PG&E Corp.	404
10,502	Public Service Enterprise Group, Inc.	343
2,300	SCANA Corp.	113
5,000	Sempra Energy	409
4,400	TECO Energy, Inc.	76
1,500	Vectren Corp.	51
5,000	Wisconsin Energy Corp.	205
10,000	Xcel Energy, Inc.	283
		4,315
	Office Electronics — 0.18%
135,090	Xerox Corp.	1,225
	Office Real Estate Investment Trusts — 0.17%
1,300	Alexandria Real Estate Equities, Inc.	85
3,800	BioMed Realty Trust, Inc.	77
3,139	Boston Properties, Inc.	331
2,500	Brandywine Realty Trust	34
1,800	CommonWealth REIT	42
1,600	Corporate Office Properties Trust	41
2,700	Digital Realty Trust, Inc.	165
2,800	Douglas Emmett, Inc.	70
6,800	Duke Realty Corp.	106
1,500	Kilroy Realty Corp.	80
2,100	Mack-Cali Realty Corp.	51
3,500	Piedmont Office Realty Trust, Inc., Class – A	63
		1,145
	Office Services & Supplies — 0.11%
11,294	Avery Dennison Corp.	483
17,537	Pitney Bowes, Inc.	257
		740
	Oil & Gas Drilling — 0.37%
27,400	Diamond Offshore Drilling, Inc.	1,885
10,269	Helmerich & Payne, Inc.	641
		2,526
	Oil & Gas Equipment & Services — 0.74%
100,350	Halliburton Co.	4,187
33,800	Helix Energy Solutions Group, Inc. (a)	779
6,000	RPC, Inc.	83
		5,049

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production — 0.82%
91,550	EnCana Corp.	$1,551
12,833	EXCO Resources, Inc.	98
27,800	Royal Dutch Shell PLC – Sponsored ADR	1,774
59,150	Southwestern Energy Co. (a)	2,161
		5,584
	Oil & Gas Refining & Marketing — 1.24%
21,551	HollyFrontier Corp.	922
53,400	Marathon Petroleum Corp.	3,795
2,495	PBF Energy, Inc.	65
105,500	Valero Energy Corp.	3,668
		8,450
	Oil & Gas Storage & Transportation — 1.01%
4,511	Golar LNG Ltd.	144
51,165	Kinder Morgan, Inc.	1,952
68,666	Spectra Energy Corp.	2,366
3,892	Teekay Shipping Corp.	158
69,714	The Williams Cos., Inc.	2,264
		6,884
	Other Diversified Financial Services — 4.04%
427,200	Bank of America Corp.	5,494
185,950	Citigroup, Inc.	8,920
247,970	JPMorgan Chase & Co.	13,090
		27,504
	Packaged Foods & Meats — 1.59%
18,296	Campbell Soup Co.	819
43,861	ConAgra Foods, Inc.	1,532
68,847	General Mills, Inc.	3,341
25,456	Kellogg Co.	1,635
62,953	Kraft Foods Group, Inc.	3,517
		10,844
	Paper & Forest Products — 0.08%
3,616	Domtar Corp.	240
10,884	Weyerhaeuser Co.	310
		550
	Paper Packaging — 0.45%
10,739	Bemis Co., Inc.	420
10,197	Packaging Corp. of America	499
17,600	Rock-Tenn Co., Class – A	1,758
10,631	Sonoco Products Co.	368
		3,045
	Paper Products — 0.39%
45,416	International Paper Co.	2,012
18,079	MeadWestvaco Corp.	617
		2,629
	Personal Products — 0.08%
11,800	Herbalife Ltd.	533
	Pharmaceuticals — 6.97%
104,210	AbbVie, Inc.	4,308
97,267	Bristol-Myers Squibb Co.	4,347
90,795	Eli Lilly & Co.	4,460
110,560	Johnson & Johnson	9,493

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
96,797	Merck & Co., Inc.	$4,496
27,700	Novartis AG – Sponsored ADR	1,959
647,066	Pfizer, Inc.	18,123
17,537	Warner Chilcott PLC, Class – A	349
		47,535
	Property & Casualty Insurance — 2.07%
39,270	ACE Ltd.	3,514
15,259	Cincinnati Financial Corp.	700
2,701	CNA Financial Corp.	88
4,520	Endurance Specialty Holdings Ltd.	233
2,603	Erie Indemnity Co., Class – A	207
75,069	Fidelity National Financial, Inc.	1,787
4,800	Hanover Insurance Group, Inc.	235
2,800	Mercury General Corp.	123
26,794	Old Republic International Corp.	345
42,600	The Chubb Corp.	3,606
40,498	The Travelers Cos., Inc.	3,237
		14,075
	Publishing — 0.44%
62,754	Gannett Co., Inc.	1,535
5,258	John Wiley & Sons, Inc., Class – A	211
38,798	Thomson Reuters Corp.	1,264
		3,010
	Railroads — 0.74%
109,561	CSX Corp.	2,541
34,062	Norfolk Southern Corp.	2,475
		5,016
	Real Estate Investment Trusts (REITs) — 0.04%
14,717	Host Hotels & Resorts, Inc.	248
	Regional Banks — 1.90%
4,900	Bank of Hawaii Corp.	247
150,146	BB&T Corp.	5,087
5,800	Cullen/Frost Bankers, Inc.	387
97,159	Fifth Third Bancorp	1,754
21,225	Fulton Financial Corp.	244
13,090	M&T Bank Corp.	1,463
48,950	PNC Financial Services Group, Inc.	3,569
21,334	Valley National Bancorp	202
		12,953
	Reinsurance — 0.85%
13,300	Everest Re Group Ltd.	1,706
40,966	PartnerRe Ltd.	3,710
10,667	Validus Holdings Ltd.	385
		5,801
	Residential Real Estate Investment Trusts — 0.23%
2,061	American Campus Communities, Inc.	84
2,800	Apartment Investment & Management Co., Class – A	84
2,289	AvalonBay Communities, Inc.	309
1,500	BRE Properties, Inc.	75

Shares	Security Description	Value (000)
	Residential Real Estate Investment Trusts (continued)
1,800	Camden Property Trust	$124
832	Equity Lifestyle Properties, Inc.	65
6,737	Equity Residential	391
700	Essex Property Trust, Inc.	111
1,200	Home Properties, Inc.	78
1,000	Mid-America Apartment Communities, Inc.	68
1,085	Post Properties, Inc.	54
5,500	UDR, Inc.	140
		1,583
	Restaurants — 1.29%
13,487	Darden Restaurants, Inc.	681
80,241	McDonald's Corp.	7,944
29,289	The Wendy's Co.	171
		8,796
	Retail Real Estate Investment Trusts — 0.36%
3,700	CBL & Associates Properties, Inc.	79
4,559	DDR Corp.	76
1,400	Federal Realty Investment Trust	145
11,194	General Growth Properties, Inc.	222
8,244	Kimco Realty Corp.	177
2,700	National Retail Properties, Inc.	93
3,856	Realty Income Corp.	162
1,900	Regency Centers Corp.	97
2,400	Retail Properties of America, Inc., Class – A	34
6,147	Simon Property Group, Inc.	971
1,880	Tanger Factory Outlet Centers, Inc.	63
1,193	Taubman Centers, Inc.	90
2,900	The Macerich Co.	177
2,500	Weingarten Realty Investors	77
		2,463
	Security & Alarm Services — 0.01%
2,282	Corrections Corp. of America	77
	Semiconductor Equipment — 0.85%
323,076	Applied Materials, Inc.	4,817
17,754	KLA-Tencor Corp.	989
		5,806
	Semiconductors — 2.80%
31,205	Analog Devices, Inc.	1,406
15,006	Cypress Semiconductor Corp.	161
188,279	Intel Corp.	4,560
24,190	Linear Technology Corp.	891
30,771	Maxim Integrated Products, Inc.	855
20,430	Microchip Technology, Inc.	761
81,600	Micron Technology, Inc. (a)	1,169
234,173	Texas Instruments, Inc.	8,166
27,734	Xilinx, Inc.	1,099
		19,068
	Soft Drinks — 1.88%
22,093	Dr. Pepper Snapple Group, Inc.	1,015

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Soft Drinks (continued)
55,612	PepsiCo, Inc.	$4,549
179,940	The Coca-Cola Co.	7,217
		12,781
	Software — 0.52%
157,649	Symantec Corp.	3,542
	Specialized Consumer Services — 0.12%
28,566	H&R Block, Inc.	793
	Specialized Finance — 0.17%
4,900	Interactive Brokers Group, Inc., Class – A	78
26,396	NYSE Euronext	1,093
		1,171
	Specialized Real Estate Investment Trusts — 0.33%
2,111	Extra Space Storage, Inc.	89
8,967	HCP, Inc.	407
5,713	Health Care REIT, Inc.	383
3,000	Hospitality Properties Trust	79
3,600	Plum Creek Timber Co., Inc.	168
2,943	Public Storage	451
2,700	Rayonier, Inc.	150
3,700	Senior Housing Properties Trust	96
6,014	Ventas, Inc.	418
		2,241
	Specialty Chemicals — 1.07%
95,436	LyondellBasell Industries NV	6,324
7,400	Rockwood Holdings, Inc.	474
14,319	RPM, Inc.	457
		7,255
	Specialty Retail — 0.06%
20,900	American Eagle Outfitters, Inc.	382
	Specialty Stores — 0.17%
73,619	Staples, Inc.	1,168
	Steel — 0.38%
11,245	Allegheny Technologies, Inc.	296
17,465	Cliffs Natural Resources, Inc.	284
12,272	Commercial Metals Co.	181
33,592	Nucor Corp.	1,455
22,889	Steel Dynamics, Inc.	341
		2,557
	Systems Software — 0.82%
37,244	CA, Inc.	1,066
131,582	Microsoft Corp.	4,544
		5,610

Shares or Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance — 0.28%
4,185	BankUnited, Inc.	$109
17,000	Capitol Federal Financial, Inc.	206
38,400	First Niagara Financial Group, Inc.	387
46,139	New York Community Bancorp, Inc.	646
36,100	People's United Financial, Inc.	538
		1,886
	Tobacco — 2.04%
128,147	Altria Group, Inc.	4,483
41,221	Lorillard, Inc.	1,801
69,035	Philip Morris International, Inc.	5,980
34,423	Reynolds American, Inc.	1,665
		13,929
	Trading Companies & Distributors — 0.03%
4,918	GATX Corp.	233
	Water Utilities — 0.04%
3,800	American Water Works Co., Inc.	157
2,820	Aqua America, Inc.	88
		245
	Wireless Telecommunication Services — 1.07%
254,880	Vodafone Group PLC – Sponsored ADR	7,325
	Total Common Stocks	655,499
	Time Deposit — 0.11%
$720	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	720
	Total Time Deposit	720
	Mutual Fund — 0.16%
1,098,855	Alliance Money Market Fund Prime Portfolio, 0.02% (b)	1,099
	Total Mutual Fund	1,099
	Total Investments (cost $536,935) — 96.45%	657,318
	Other assets in excess of liabilities — 3.55%	24,192
	Net Assets — 100.00%	$681,510
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	23.96%	18.94%	53.28%	96.18%
Time Deposit	0.11%	—	—	0.11%
Mutual Fund	—	—	0.16%	0.16%
Other Assets (Liabilities)	0.11%	0.54%	2.90%	3.55%
Total Net Assets	24.18%	19.48%	56.34%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 96.88%
	Advertising — 0.24%
36,041	Omnicom Group, Inc.	$2,266
	Aerospace & Defense — 2.19%
25,738	Exelis, Inc.	355
44,061	General Dynamics Corp.	3,451
74,194	Honeywell International, Inc.	5,887
12,561	L-3 Communications Holdings, Inc.	1,077
36,138	Lockheed Martin Corp.	3,920
33,094	Northrop Grumman Corp.	2,740
46,718	Raytheon Co.	3,089
		20,519
	Air Freight & Logistics — 0.78%
22,803	C.H. Robinson Worldwide, Inc.	1,284
69,860	United Parcel Service, Inc., Class – B	6,041
		7,325
	Airlines — 0.33%
4,702	Copa Holdings SA, Class – A	617
132,200	Delta Air Lines, Inc. (a)	2,473
		3,090
	Apparel Retail — 0.63%
8,800	Guess?, Inc.	273
113,300	The TJX Cos., Inc.	5,672
		5,945
	Apparel, Accessories & Luxury Goods — 0.24%
40,003	Coach, Inc.	2,284
	Application Software — 0.43%
82,150	Adobe Systems, Inc.(a)	3,743
30,437	Compuware Corp.	315
		4,058
	Asset Management & Custody Banks — 0.88%
35,765	Ares Capital Corp.	615
17,634	BlackRock, Inc., Class – A	4,529
13,200	Federated Investors, Inc., Class – B	362
62,565	Invesco Ltd.	1,990
26,524	Janus Capital Group, Inc.	226
12,400	Waddell & Reed Financial, Inc., Class – A	539
		8,261
	Auto Parts & Equipment — 0.92%
20,800	Gentex Corp.	479
137,289	Johnson Controls, Inc.	4,914
29,800	Lear Corp.	1,802
21,445	TRW Automotive Holdings Corp. (a)	1,425
		8,620
	Automobile Manufacturers — 1.60%
971,504	Ford Motor Co.	15,029

Shares	Security Description	Value (000)
	Biotechnology — 0.24%
28,750	Vertex Pharmaceuticals, Inc. (a)	$2,296
	Brewers — 0.09%
18,039	Molson Coors Brewing Co., Class – A	863
	Cable & Satellite — 1.31%
29,200	Cablevision Systems Corp., Class – A	491
43,800	Liberty Global PLC, Series C (a)	2,974
23,057	Liberty Global PLC, Class – A (a)	1,708
63,251	Time Warner Cable, Inc.	7,114
		12,287
	Casinos & Gaming — 0.15%
11,112	Wynn Resorts Ltd.	1,422
	Commercial Printing — 0.04%
25,700	R.R. Donnelley & Sons Co.	360
	Commodity Chemicals — 0.20%
42,700	Axiall Corp.	1,818
4,306	Kronos Worldwide, Inc.	70
		1,888
	Communications Equipment — 1.72%
443,050	Cisco Systems, Inc.	10,771
212,913	Corning, Inc.	3,030
47,946	Harris Corp.	2,361
		16,162
	Computer & Electronics Retail — 0.48%
37,300	Best Buy Co., Inc.	1,019
81,900	GameStop Corp., Class – A	3,443
		4,462
	Computer Hardware — 2.38%
15,170	Apple, Inc.	6,009
8,900	Diebold, Inc.	300
647,815	Hewlett-Packard Co.	16,066
		22,375
	Computer Storage & Peripherals — 0.03%
9,200	Lexmark International, Inc., Class – A	281
	Construction & Farm Machinery & Heavy Trucks — 0.10%
8,700	Cummins, Inc.	944
	Consumer Electronics — 0.06%
15,300	Garmin Ltd.	553
	Consumer Finance — 2.51%
28,939	Ameriprise Financial, Inc.	2,341
221,500	Capital One Financial Corp.	13,912
122,100	Discover Financial Services	5,817
64,416	SLM Corp.	1,473
		23,543
	Data Processing & Outsourced Services — 0.87%
68,604	Automatic Data Processing, Inc.	4,724

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
17,900	Broadridge Financial Solutions, Inc.	$476
45,414	Paychex, Inc.	1,659
79,281	Western Union Co.	1,356
		8,215
	Department Stores — 0.70%
32,224	Kohl's Corp.	1,628
102,500	Macy's, Inc.	4,920
		6,548
	Distributors — 0.18%
22,224	Genuine Parts Co.	1,735
	Diversified Banks — 2.67%
140,300	CIT Group, Inc.(a)	6,542
168,079	U.S. Bancorp	6,076
302,008	Wells Fargo & Co.	12,464
		25,082
	Diversified Chemicals — 1.48%
112,810	E.I. du Pont de Nemours & Co.	5,923
149,400	Huntsman Corp.	2,474
170,640	The Dow Chemical Co.	5,489
		13,886
	Diversified Metals & Mining — 0.55%
4,700	Compass Minerals International, Inc.	397
148,368	Freeport-McMoRan Copper & Gold, Inc.	4,097
23,686	Southern Copper Corp.	654
		5,148
	Diversified Real Estate Investment Trusts — 0.06%
3,300	Liberty Property Trust	122
5,100	Vornado Realty Trust	423
		545
	Diversified Support Services — 0.08%
23,931	Iron Mountain, Inc.	637
4,107	KAR Auction Services, Inc.	94
		731
	Drug Retail — 0.97%
64,950	CVS Caremark Corp.	3,714
122,569	Walgreen Co.	5,418
		9,132
	Electric Utilities — 1.63%
13,467	American Electric Power, Inc.	603
18,794	Duke Energy Corp.	1,269
30,368	Edison International	1,463
4,882	Entergy Corp.	340
168,444	Exelon Corp.	5,202
11,571	FirstEnergy Corp.	432
4,100	Great Plains Energy, Inc.	92

Shares	Security Description	Value (000)
	Electric Utilities (continued)
2,900	Hawaiian Electric Industries, Inc.	$73
11,615	NextEra Energy, Inc.	946
8,523	Northeast Utilities	358
111,100	NV Energy, Inc.	2,606
7,200	Pepco Holdings, Inc.	145
2,899	Pinnacle West Capital Corp.	161
16,000	PPL Corp.	484
23,432	The Southern Co.	1,034
3,900	Westar Energy, Inc.	125
		15,333
	Electrical Components & Equipment — 1.23%
64,400	Eaton Corp. PLC	4,238
102,809	Emerson Electric Co.	5,607
20,146	Rockwell Automation, Inc.	1,675
		11,520
	Electronic Components — 0.01%
6,860	AVX Corp.	81
	Electronic Manufacturing Services — 0.06%
19,700	Molex, Inc.	578
	Environmental & Facilities Services — 0.46%
15,400	Covanta Holding Corp.	308
42,177	Republic Services, Inc., Class – A	1,431
63,869	Waste Management, Inc.	2,576
		4,315
	Fertilizers & Agricultural Chemicals — 0.78%
50,657	Monsanto Co.	5,005
38,600	The Mosaic Co.	2,077
5,900	The Scotts Miracle-Gro Co.	285
		7,367
	Food Distributors — 0.30%
82,324	Sysco Corp.	2,812
	Food Retail — 0.73%
34,327	Safeway, Inc.	812
176,200	The Kroger Co.	6,086
		6,898
	Gas Utilities — 0.09%
3,700	AGL Resources, Inc.	159
2,800	Atmos Energy Corp.	115
1,861	National Fuel Gas Co.	108
5,700	ONEOK, Inc.	235
5,700	Questar Corp.	136
2,867	UGI Corp.	112
		865
	General Merchandise Stores — 0.42%
79,000	Dollar General Corp.(a)	3,984

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gold — 0.23%
72,534	Newmont Mining Corp.	$2,172
	Health Care Distributors — 0.71%
47,588	Cardinal Health, Inc.	2,246
38,600	McKesson Corp.	4,420
		6,666
	Health Care Equipment — 1.99%
162,690	Baxter International, Inc.	11,270
73,134	Covidien PLC	4,596
54,700	Medtronic, Inc.	2,815
		18,681
	Health Care Providers & Services — 0.35%
52,000	Aetna, Inc.	3,304
	Home Entertainment Software — 0.25%
103,500	Electronic Arts, Inc. (a)	2,377
	Home Furnishings — 0.07%
20,092	Leggett & Platt, Inc.	625
	Homebuilding — 0.38%
188,500	PulteGroup, Inc. (a)	3,576
	Hotels, Resorts & Cruise Lines — 0.21%
58,941	Carnival Corp.	2,021
	Hotels, Restaurants & Leisure — 0.31%
55,463	Las Vegas Sands Corp.	2,936
	Household Products — 1.37%
54,641	Kimberly-Clark Corp.	5,308
18,165	The Clorox Co.	1,510
78,025	The Procter & Gamble Co.	6,007
		12,825
	Housewares & Specialties — 0.06%
7,440	Tupperware Brands Corp.	578
	Hypermarkets & Super Centers — 0.64%
80,489	Wal-Mart Stores, Inc.	5,996
	Industrial Conglomerates — 1.64%
662,728	General Electric Co.	15,369
	Industrial Gases — 0.29%
29,422	Air Products & Chemicals, Inc.	2,694
	Industrial Machinery — 1.08%
11,305	Harsco Corp.	262
68,500	Illinois Tool Works, Inc.	4,738
66,812	Stanley Black & Decker, Inc.	5,165
		10,165
	Industrial Real Estate Investment Trusts — 0.05%
12,637	Prologis, Inc.	477
	Insurance — 0.52%
109,100	American International Group, Inc. (a)	4,877

Shares	Security Description	Value (000)
	Insurance Brokers — 0.40%
17,207	Arthur J. Gallagher & Co.	$752
76,044	Marsh & McLennan Cos., Inc.	3,036
		3,788
	Integrated Oil & Gas — 5.07%
51,115	Chevron Corp.	6,049
100,103	ConocoPhillips	6,056
275,782	Exxon Mobil Corp.	24,917
128,600	Marathon Oil Corp.	4,447
67,686	Occidental Petroleum Corp.	6,040
		47,509
	Integrated Telecommunication Services — 2.51%
271,529	AT&T, Inc.	9,612
88,845	BCE, Inc.	3,644
88,122	CenturyLink, Inc.	3,115
141,571	Frontier Communications Corp.	573
119,187	Verizon Communications, Inc.	6,000
83,383	Windstream Corp.	643
		23,587
	Investment Banking & Brokerage — 0.06%
16,136	Lazard Ltd.	519
	IT Consulting & Other Services — 0.06%
40,300	SAIC, Inc.	561
	Leisure Products — 0.31%
16,596	Hasbro, Inc.	744
48,071	Mattel, Inc.	2,178
		2,922
	Life & Health Insurance — 1.38%
65,657	Aflac, Inc.	3,816
165,466	MetLife, Inc.	7,572
41,887	Principal Financial Group, Inc.	1,569
		12,957
	Machinery — 1.14%
73,580	Caterpillar, Inc.	6,070
56,477	Deere & Co.	4,589
		10,659
	Managed Health Care — 1.61%
41,211	Health Net, Inc. (a)	1,311
76,950	UnitedHealth Group, Inc.	5,039
107,200	WellPoint, Inc.	8,773
		15,123
	Marine — 0.02%
5,894	Matson, Inc.	147
	Metal & Glass Containers — 0.31%
4,445	Greif, Inc., Class – A	234
96,139	Owens-Illinois, Inc. (a)	2,672
		2,906

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining — 0.01%
9,952	Walter Energy, Inc.	$104
	Mortgage Real Estate Investment Trusts — 0.09%
11,208	American Capital Agency Corp.	258
27,200	Annaly Capital Management, Inc.	342
27,683	Chimera Investment Corp.	83
3,800	Hatteras Financial Corp.	94
9,759	MFA Financial, Inc.	82
		859
	Movies & Entertainment — 2.24%
16,675	Cinemark Holdings, Inc.	466
75,402	Regal Entertainment Group, Class – A	1,350
116,872	Time Warner, Inc.	6,758
183,619	Viacom, Inc., Class – B	12,495
		21,069
	Multi-line Insurance — 0.26%
899	American National Insurance Co.	89
183,900	Genworth Financial, Inc., Class – A(a)	2,098
6,909	Kemper Corp.	237
		2,424
	Multiline Retail — 0.64%
87,349	Target Corp.	6,015
	Multi-Utilities — 0.62%
3,500	Alliant Energy Corp.	176
6,522	Ameren Corp.	225
11,600	CenterPoint Energy, Inc.	272
7,100	CMS Energy Corp.	193
8,100	Consolidated Edison, Inc.	472
15,810	Dominion Resources, Inc.	898
4,722	DTE Energy Co.	316
2,500	Integrys Energy Group, Inc.	146
6,000	MDU Resources Group, Inc.	155
8,300	NiSource, Inc.	238
2,657	OGE Energy Corp.	181
11,677	PG&E Corp.	534
13,855	Public Service Enterprise Group, Inc.	453
3,700	SCANA Corp.	182
6,600	Sempra Energy	540
5,500	TECO Energy, Inc.	95
2,500	Vectren Corp.	85
6,300	Wisconsin Energy Corp.	258
13,400	Xcel Energy, Inc.	380
		5,799
	Office Electronics — 0.18%
183,830	Xerox Corp.	1,667

Shares	Security Description	Value (000)
	Office Real Estate Investment Trusts — 0.17%
2,000	Alexandria Real Estate Equities, Inc.	$131
6,000	BioMed Realty Trust, Inc.	121
4,194	Boston Properties, Inc.	442
4,200	Brandywine Realty Trust	57
4,000	CommonWealth REIT	92
2,319	Corporate Office Properties Trust	59
3,200	Digital Realty Trust, Inc.	195
4,300	Douglas Emmett, Inc.	107
8,503	Duke Realty Corp.	133
2,400	Kilroy Realty Corp.	127
2,600	Mack-Cali Realty Corp.	64
5,300	Piedmont Office Realty Trust, Inc., Class – A	95
		1,623
	Office Services & Supplies — 0.11%
14,938	Avery Dennison Corp.	639
24,300	Pitney Bowes, Inc.	357
		996
	Oil & Gas Drilling — 0.33%
32,600	Diamond Offshore Drilling, Inc.	2,243
13,721	Helmerich & Payne, Inc.	857
		3,100
	Oil & Gas Equipment & Services — 0.82%
153,650	Halliburton Co.	6,410
50,400	Helix Energy Solutions Group, Inc. (a)	1,161
8,100	RPC, Inc.	112
		7,683
	Oil & Gas Exploration & Production — 0.85%
143,250	EnCana Corp.	2,427
20,604	EXCO Resources, Inc.	157
31,600	Royal Dutch Shell PLC – Sponsored ADR	2,016
92,600	Southwestern Energy Co. (a)	3,383
		7,983
	Oil & Gas Refining & Marketing — 1.28%
28,794	HollyFrontier Corp.	1,232
79,500	Marathon Petroleum Corp.	5,649
3,334	PBF Energy, Inc.	86
145,700	Valero Energy Corp.	5,066
		12,033
	Oil & Gas Storage & Transportation — 0.98%
6,087	Golar LNG Ltd.	194
68,362	Kinder Morgan, Inc.	2,608
91,745	Spectra Energy Corp.	3,162
5,024	Teekay Shipping Corp.	204
93,146	The Williams Cos., Inc.	3,024
		9,192

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Other Diversified Financial Services — 4.13%
591,300	Bank of America Corp.	$7,604
267,950	Citigroup, Inc.	12,854
346,050	JPMorgan Chase & Co.	18,268
		38,726
	Packaged Foods & Meats — 1.54%
24,714	Campbell Soup Co.	1,107
58,603	ConAgra Foods, Inc.	2,047
91,987	General Mills, Inc.	4,464
34,012	Kellogg Co.	2,185
84,112	Kraft Foods Group, Inc.	4,699
		14,502
	Paper & Forest Products — 0.08%
4,831	Domtar Corp.	321
14,542	Weyerhaeuser Co.	414
		735
	Paper Packaging — 0.46%
14,747	Bemis Co., Inc.	577
14,150	Packaging Corp. of America	693
25,100	Rock-Tenn Co., Class – A	2,507
14,400	Sonoco Products Co.	498
		4,275
	Paper Products — 0.38%
60,680	International Paper Co.	2,689
25,050	MeadWestvaco Corp.	854
		3,543
	Personal Products — 0.07%
15,600	Herbalife Ltd.	704
	Pharmaceuticals — 7.13%
139,236	AbbVie, Inc.	5,756
129,960	Bristol-Myers Squibb Co.	5,808
121,313	Eli Lilly & Co.	5,959
161,075	Johnson & Johnson	13,830
129,332	Merck & Co., Inc.	6,007
43,350	Novartis AG – Sponsored ADR	3,065
926,296	Pfizer, Inc.	25,946
24,163	Warner Chilcott PLC, Class – A	480
		66,851
	Property & Casualty Insurance — 2.10%
61,439	ACE Ltd.	5,498
21,022	Cincinnati Financial Corp.	965
4,358	CNA Financial Corp.	142
6,100	Endurance Specialty Holdings Ltd.	314
3,606	Erie Indemnity Co., Class – A	287
111,023	Fidelity National Financial, Inc.	2,643
6,400	Hanover Insurance Group, Inc.	313

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
3,700	Mercury General Corp.	$163
37,652	Old Republic International Corp.	485
54,800	The Chubb Corp.	4,639
54,110	The Travelers Cos., Inc.	4,324
		19,773
	Publishing — 0.42%
81,973	Gannett Co., Inc.	2,005
6,634	John Wiley & Sons, Inc., Class – A	266
51,839	Thomson Reuters Corp.	1,688
		3,959
	Railroads — 0.71%
146,387	CSX Corp.	3,395
45,510	Norfolk Southern Corp.	3,306
		6,701
	Real Estate Investment Trusts (REITs) — 0.04%
19,663	Host Hotels & Resorts, Inc.	332
	Regional Banks — 1.99%
6,400	Bank of Hawaii Corp.	322
218,041	BB&T Corp.	7,387
7,600	Cullen/Frost Bankers, Inc.	507
129,816	Fifth Third Bancorp	2,343
28,603	Fulton Financial Corp.	328
17,489	M&T Bank Corp.	1,954
76,550	PNC Financial Services Group, Inc.	5,582
28,504	Valley National Bancorp	270
		18,693
	Reinsurance — 0.84%
18,900	Everest Re Group Ltd.	2,424
54,672	PartnerRe Ltd.	4,951
14,737	Validus Holdings Ltd.	532
		7,907
	Residential Real Estate Investment Trusts — 0.23%
2,754	American Campus Communities, Inc.	112
4,600	Apartment Investment & Management Co., Class – A	138
3,086	AvalonBay Communities, Inc.	416
2,400	BRE Properties, Inc.	120
2,600	Camden Property Trust	180
1,111	Equity Lifestyle Properties, Inc.	87
8,976	Equity Residential	521
1,100	Essex Property Trust, Inc.	175
1,401	Home Properties, Inc.	92
1,111	Mid-America Apartment Communities, Inc.	75
1,449	Post Properties, Inc.	72
6,667	UDR, Inc.	170
		2,158

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants — 1.34%
18,639	Darden Restaurants, Inc.	$941
115,115	McDonald's Corp.	11,396
40,521	The Wendy's Co.	236
		12,573
	Retail Real Estate Investment Trusts — 0.35%
3,962	CBL & Associates Properties, Inc.	85
6,110	DDR Corp.	102
1,739	Federal Realty Investment Trust	180
13,985	General Growth Properties, Inc.	278
11,000	Kimco Realty Corp.	236
2,700	National Retail Properties, Inc.	93
5,932	Realty Income Corp.	249
2,900	Regency Centers Corp.	147
3,800	Retail Properties of America, Inc., Class – A	54
8,397	Simon Property Group, Inc.	1,326
2,512	Tanger Factory Outlet Centers, Inc.	84
1,594	Taubman Centers, Inc.	120
3,600	The Macerich Co.	219
3,800	Weingarten Realty Investors	117
		3,290
	Security & Alarm Services — 0.01%
2,993	Corrections Corp. of America	101
	Semiconductor Equipment — 0.85%
444,862	Applied Materials, Inc.	6,633
23,721	KLA-Tencor Corp.	1,322
		7,955
	Semiconductors — 2.81%
41,694	Analog Devices, Inc.	1,879
20,400	Cypress Semiconductor Corp.	219
251,563	Intel Corp.	6,093
32,321	Linear Technology Corp.	1,191
41,114	Maxim Integrated Products, Inc.	1,142
27,963	Microchip Technology, Inc.	1,042
106,000	Micron Technology, Inc. (a)	1,519
338,671	Texas Instruments, Inc.	11,809
37,056	Xilinx, Inc.	1,468
		26,362
	Soft Drinks — 1.88%
29,519	Dr. Pepper Snapple Group, Inc.	1,356
74,305	PepsiCo, Inc.	6,077
255,938	The Coca-Cola Co.	10,266
		17,699
	Software — 0.55%
228,057	Symantec Corp.	5,124

Shares	Security Description	Value (000)
	Specialized Consumer Services — 0.11%
38,167	H&R Block, Inc.	$1,059
	Specialized Finance — 0.17%
7,300	Interactive Brokers Group, Inc., Class – A	117
35,268	NYSE Euronext	1,460
		1,577
	Specialized Real Estate Investment Trusts — 0.32%
3,462	Extra Space Storage, Inc.	145
12,600	HCP, Inc.	573
7,633	Health Care REIT, Inc.	512
3,900	Hospitality Properties Trust	102
4,396	Plum Creek Timber Co., Inc.	205
3,953	Public Storage	606
3,334	Rayonier, Inc.	185
4,900	Senior Housing Properties Trust	127
7,950	Ventas, Inc.	552
		3,007
	Specialty Chemicals — 1.03%
128,076	LyondellBasell Industries NV	8,486
9,800	Rockwood Holdings, Inc.	627
18,952	RPM, Inc.	605
		9,718
	Specialty Retail — 0.05%
27,925	American Eagle Outfitters, Inc.	510
	Specialty Stores — 0.17%
98,364	Staples, Inc.	1,560
	Steel — 0.37%
15,025	Allegheny Technologies, Inc.	395
23,335	Cliffs Natural Resources, Inc.	379
16,378	Commercial Metals Co.	242
44,882	Nucor Corp.	1,944
32,213	Steel Dynamics, Inc.	480
		3,440
	Systems Software — 0.80%
49,762	CA, Inc.	1,425
175,809	Microsoft Corp.	6,071
		7,496
	Thrifts & Mortgage Finance — 0.26%
5,169	BankUnited, Inc.	134
21,400	Capitol Federal Financial, Inc.	260
50,700	First Niagara Financial Group, Inc.	511
61,647	New York Community Bancorp, Inc.	863
47,800	People's United Financial, Inc.	712
		2,480
	Tobacco — 2.02%
171,219	Altria Group, Inc.	5,991
55,076	Lorillard, Inc.	2,406

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco (continued)
95,990	Philip Morris International, Inc.	$8,315
45,993	Reynolds American, Inc.	2,225
		18,937
	Trading Companies & Distributors — 0.03%
6,700	GATX Corp.	318
	Water Utilities — 0.03%
4,783	American Water Works Co., Inc.	197
3,768	Aqua America, Inc.	118
		315
	Wireless Telecommunication Services — 1.19%
385,125	Vodafone Group PLC – Sponsored ADR	11,068
	Total Common Stocks	909,620

Shares	Security Description	Value (000)
	Mutual Fund — 0.18%
1,731,992	Alliance Money Market Fund Prime Portfolio, 0.02% (b)	$1,732
	Total Mutual Fund	1,732
	Total Investments (cost $744,497) — 97.06%	911,352
	Other assets in excess of liabilities — 2.94%	27,612
	Net Assets — 100.00%	$938,964
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	23.70%	21.45%	51.73%	96.88%
Mutual Fund	—	—	0.18%	0.18%
Other Assets (Liabilities)	-0.17%	-0.02%	3.13%	2.94%
Total Net Assets	23.53%	21.43%	55.04%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 97.88%
	Advertising — 0.17%
19,992	Omnicom Group, Inc.	$1,257
	Aerospace & Defense — 3.12%
4,226	Engility Holdings, Inc. (a)	120
23,438	General Dynamics Corp.	1,836
7,138	L-3 Communications Holdings, Inc.	612
28,634	Precision Castparts Corp.	6,472
10,651	Rockwell Collins, Inc.	675
13,011	Rolls-Royce Holdings PLC, ADR	1,133
29,305	The Boeing Co.	3,002
99,295	United Technologies Corp.	9,228
		23,078
	Air Freight & Logistics — 0.17%
12,004	C.H. Robinson Worldwide, Inc.	676
15,605	Expeditors International of Washington, Inc.	593
		1,269
	Apparel Retail — 1.69%
6,302	Abercrombie & Fitch Co., Class – A	285
9,019	Ascena Retail Group, Inc. (a)	157
4,860	Guess?, Inc.	151
143,364	Industria de Diseno Textil SA, ADR	3,545
16,515	Ross Stores, Inc.	1,070
138,732	The TJX Cos., Inc.	6,945
7,626	Urban Outfitters, Inc. (a)	307
		12,460
	Apparel, Accessories & Luxury — 0.05%
3,917	Fossil Group, Inc. (a)	405
	Apparel, Accessories & Luxury Goods — 1.08%
21,386	Coach, Inc.	1,221
12,759	Lululemon Athletica, Inc. (a)	836
6,449	Michael Kors Holdings Ltd. (a)	400
22,691	Ralph Lauren Corp.	3,942
5,567	Under Armour, Inc., Class – A (a)	332
6,480	V.F. Corp.	1,251
		7,982
	Application Software — 2.03%
36,595	Adobe Systems, Inc. (a)	1,667
6,753	ANSYS, Inc. (a)	494
13,653	Citrix Systems, Inc. (a)	824
3,366	FactSet Research Systems, Inc.	343
21,914	Intuit, Inc.	1,337
140,169	Salesforce.com, Inc. (a)	5,352
46,610	SAP AG, ADR	3,395
4,506	SolarWinds, Inc. (a)	175
21,500	Workday, Inc., Class – A (a)	1,378
		14,965
	Asset Management & Custody Banks — 1.48%
9,541	BlackRock, Inc., Class – A	2,451
6,698	Federated Investors, Inc., Class – B	184
10,322	Franklin Resources, Inc.	1,404
10,042	SEI Investments Co.	285
75,156	State Street Corp.	4,901
18,998	T. Rowe Price Group, Inc.	1,390
6,416	Waddell & Reed Financial, Inc., Class – A	279
		10,894

Shares	Security Description	Value (000)
	Auto Parts & Equipment — 0.03%
10,682	Gentex Corp.	$246
	Automotive Retail — 0.35%
5,234	Advance Auto Parts, Inc.	425
2,681	AutoZone, Inc. (a)	1,136
8,984	O'Reilly Automotive, Inc. (a)	1,012
		2,573
	Biotechnology — 3.12%
32,475	Alexion Pharmaceuticals, Inc. (a)	2,995
57,391	Amgen, Inc.	5,662
19,593	Biogen Idec, Inc. (a)	4,216
71,448	Gilead Sciences, Inc. (a)	3,659
10,939	Regeneron Pharmaceuticals, Inc. (a)	2,460
50,793	Vertex Pharmaceuticals, Inc. (a)	4,057
		23,049
	Broadcasting — 0.06%
6,257	Scripps Networks Interactive., Class – A	418
	Communications Equipment — 3.10%
403,904	Cisco Systems, Inc.	9,819
5,734	F5 Networks, Inc. (a)	394
207,833	Qualcomm, Inc.	12,694
		22,907
	Computer & Electronics Retail — 0.07%
20,025	Best Buy Co., Inc.	547
	Computer Hardware — 3.50%
61,474	Apple, Inc.	24,349
110,080	Dell, Inc.	1,470
		25,819
	Computer Storage & Peripherals — 0.30%
87,693	EMC Corp.	2,071
5,617	Lexmark International, Inc., Class – A	172
		2,243
	Construction & Engineering — 0.11%
8,304	AECOM Technology Corp. (a)	264
9,490	Jacobs Engineering Group, Inc. (a)	523
		787
	Construction & Farm Machinery & Heavy Trucks — 0.05%
7,016	Wabtec Corp.	375
	Consumer Electronics — 0.04%
8,086	Garmin Ltd.	292
	Consumer Finance — 0.51%
49,880	American Express Co.	3,729
	Data Processing & Outsourced Services — 4.50%
110,248	Automatic Data Processing, Inc.	7,592
9,097	Broadridge Financial Solutions, Inc.	242
3,510	FleetCor Technologies, Inc. (a)	285
5,711	Global Payments, Inc.	265
6,382	Jack Henry & Associates, Inc.	301
6,225	Lender Processing Services, Inc.	201
11,756	MasterCard, Inc., Class – A	6,754
4,902	NeuStar, Inc., Class – A (a)	239
24,077	Paychex, Inc.	879
11,932	Total System Services, Inc.	292
83,525	Visa, Inc., Class – A	15,264

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
45,676	Western Union Co.	$782
		33,096
	Department Stores — 0.12%
18,122	Kohl's Corp.	915
	Distillers & Vintners — 0.39%
10,744	Brown-Forman Corp., Class – B	726
18,540	Diageo PLC, ADR	2,131
		2,857
	Distributors — 0.12%
11,462	Genuine Parts Co.	895
	Diversified Support Services — 0.08%
8,086	Cintas Corp.	368
7,445	Copart, Inc. (a)	229
		597
	Drug Retail — 1.10%
93,044	CVS Caremark Corp.	5,320
63,156	Walgreen Co.	2,791
		8,111
	Education Services — 0.02%
7,568	Apollo Group, Inc., Class – A (a)	134
1,814	ITT Educational Services, Inc. (a)	44
		178
	Electrical Components & Equipment — 0.77%
17,786	AMETEK, Inc.	752
9,000	Eaton Corp. PLC	592
54,548	Emerson Electric Co.	2,975
4,319	Hubbell, Inc., Class – B	428
7,242	Roper Industries, Inc.	900
		5,647
	Electronic Components — 0.14%
12,012	Amphenol Corp., Class – A	936
3,707	Dolby Laboratories, Inc., Class – A	124
		1,060
	Electronic Equipment & Instruments — 0.07%
11,410	FLIR Systems, Inc.	308
6,892	National Instruments Corp.	193
		501
	Environmental & Facilities Services — 0.16%
4,638	Rollins, Inc.	120
6,202	Stericycle, Inc. (a)	685
8,924	Waste Connections, Inc.	367
		1,172
	Fertilizers & Agricultural Chemicals — 1.45%
108,324	Monsanto Co.	10,702
	Food Distributors — 0.20%
43,898	Sysco Corp.	1,500
	Food Retail — 0.69%
2,033	The Fresh Market, Inc. (a)	101
96,555	Whole Foods Market, Inc.	4,971
		5,072

Shares	Security Description	Value (000)
	Footwear — 1.08%
2,813	Deckers Outdoor Corp. (a)	$142
123,288	NIKE, Inc., Class – B	7,851
		7,993
	General Merchandise Stores — 0.18%
17,061	Dollar Tree, Inc. (a)	867
7,189	Family Dollar Stores, Inc.	448
		1,315
	Health Care Distributors — 1.48%
18,731	AmerisourceBergen Corp.	1,046
113,091	Express Scripts Holding Co. (a)	6,977
6,718	Henry Schein, Inc. (a)	643
17,381	McKesson Corp.	1,990
6,927	Patterson Cos., Inc.	260
		10,916
	Health Care Equipment — 3.39%
40,582	Baxter International, Inc.	2,811
15,031	Becton, Dickinson & Co.	1,486
6,176	C.R. Bard, Inc.	671
35,873	Covidien PLC	2,254
8,433	Edwards Lifesciences Corp. (a)	567
18,300	IDEXX Laboratories, Inc. (a)	1,643
13,950	Intuitive Surgical, Inc. (a)	7,067
77,051	Medtronic, Inc.	3,966
10,376	ResMed, Inc.	468
23,386	St. Jude Medical, Inc.	1,067
22,957	Stryker Corp.	1,485
8,161	Varian Medical Systems, Inc. (a)	550
13,052	Zimmer Holdings, Inc.	978
		25,013
	Health Care Services — 0.23%
7,027	Laboratory Corp. of America Holdings (a)	703
3,629	MEDNAX, Inc. (a)	332
11,159	Quest Diagnostics, Inc.	677
		1,712
	Health Care Supplies — 0.18%
10,487	Dentsply International, Inc.	430
17,155	Essilor International SA, ADR	915
		1,345
	Health Care Technology — 0.64%
49,518	Cerner Corp. (a)	4,758
	Home Improvement Retail — 1.89%
127,840	Lowe's Cos., Inc.	5,229
112,816	The Home Depot, Inc.	8,740
		13,969
	Homefurnishing Retail — 0.19%
5,546	Aaron's, Inc.	155
17,224	Bed Bath & Beyond, Inc. (a)	1,221
		1,376
	Hotels, Resorts & Cruise Lines — 0.49%
57,710	Starwood Hotels & Resorts Worldwide, Inc.	3,647

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products — 3.57%
10,111	Church & Dwight Co., Inc.	$624
158,122	Colgate-Palmolive Co.	9,059
28,836	Kimberly-Clark Corp.	2,801
9,473	The Clorox Co.	788
169,985	The Procter & Gamble Co.	13,087
		26,359
	Human Resource & Employment Services — 0.05%
4,447	Towers Watson & Co., Class – A	364
	Hypermarkets & Super Centers — 2.29%
68,820	Costco Wholesale Corp.	7,609
124,214	Wal-Mart Stores, Inc.	9,253
		16,862
	Industrial Conglomerates — 0.77%
51,905	3M Co.	5,676
	Industrial Gases — 0.88%
56,407	Praxair, Inc.	6,496
	Industrial Machinery — 0.89%
43,444	Danaher Corp.	2,750
10,779	Donaldson Co., Inc.	384
6,143	IDEX Corp.	331
31,544	Illinois Tool Works, Inc.	2,182
8,409	Pall Corp.	559
13,977	Xylem, Inc.	377
		6,583
	Insurance Brokers — 0.04%
8,552	Brown & Brown, Inc.	276
	Integrated Oil & Gas — 3.49%
103,067	Chevron Corp.	12,197
150,240	Exxon Mobil Corp.	13,574
		25,771
	Internet & Catalog Retail — 0.12%
4,330	Netflix.com, Inc. (a)	914
	Internet Retail — 1.59%
22,732	Amazon.com, Inc. (a)	6,312
6,106	Priceline.com, Inc. (a)	5,050
6,022	TripAdvisor, Inc. (a)	367
		11,729
	Internet Software & Services — 6.95%
244,868	eBay, Inc. (a)	12,665
96,443	Facebook, Inc., Class – A (a)	2,398
33,724	Google, Inc., Class – A (a)	29,690
21,535	LinkedIn Corp., Class – A (a)	3,840
31,760	Rackspace Hosting, Inc. (a)	1,203
27,213	Splunk, Inc. (a)	1,262
7,983	Youku, Inc., ADR (a)	153
		51,211
	Investment Banking & Brokerage — 0.70%
18,460	Goldman Sachs Group, Inc.	2,792
96,289	Morgan Stanley	2,352
		5,144
	IT Consulting & Other Services — 2.81%
47,295	Accenture PLC, Class – A	3,403
22,901	Cognizant Technology Solutions Corp. (a)	1,434

Shares	Security Description	Value (000)
	IT Consulting & Other Services (continued)
74,849	International Business Machines Corp.	$14,305
20,987	SAIC, Inc.	292
26,279	Teradata Corp. (a)	1,320
		20,754
	Leisure Products — 0.06%
4,763	Polaris Industries, Inc.	452
	Life & Health Insurance — 0.06%
7,235	Torchmark Corp.	471
	Life Sciences Tools & Services — 0.53%
4,063	Covance, Inc. (a)	309
2,294	Mettler-Toledo International, Inc. (a)	462
2,662	Techne Corp.	184
27,158	Thermo Electron Corp.	2,298
6,479	Waters Corp. (a)	648
		3,901
	Managed Health Care — 1.38%
12,158	Humana, Inc.	1,026
108,869	UnitedHealth Group, Inc.	7,129
24,535	WellPoint, Inc.	2,008
		10,163
	Marine — 0.04%
4,069	Kirby Corp. (a)	324
	Media — 0.26%
25,225	Discovery Communications, Inc. (a)	1,948
	Metal & Glass Containers — 0.04%
4,878	AptarGroup, Inc.	269
	Movies & Entertainment — 0.45%
52,625	The Walt Disney Co.	3,323
	Office Electronics — 0.02%
3,815	Zebra Technologies Corp. (a)	166
	Oil & Gas Equipment & Services — 2.39%
1,428	CARBO Ceramics, Inc.	96
49,054	FMC Technologies, Inc. (a)	2,731
103,105	National Oilwell Varco, Inc.	7,104
7,941	Oceaneering International, Inc.	573
99,753	Schlumberger Ltd.	7,149
		17,653
	Oil & Gas Exploration & Production — 0.53%
26,446	Concho Resources, Inc. (a)	2,214
12,670	EOG Resources, Inc.	1,668
		3,882
	Oil & Gas Refining & Marketing — 0.03%
5,238	World Fuel Services Corp.	209
	Packaged Foods & Meats — 1.22%
113,469	DANONE SA, ADR	1,702
12,529	Flowers Foods, Inc.	276
9,968	Hormel Foods Corp.	385
17,968	Kellogg Co.	1,154
9,728	McCormick & Co., Inc.	684
15,228	Mead Johnson Nutrition Co.	1,207
97,634	Mondelez International, Inc., Class – A	2,785
8,134	The J.M. Smucker Co.	839
		9,032

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.60%
4,180	Nu Skin Enterprises, Inc., Class – A	$255
63,524	The Estee Lauder Cos., Inc., Class – A	4,178
		4,433
	Pharmaceuticals — 7.86%
188,185	Abbott Laboratories	6,564
115,860	AbbVie, Inc.	4,790
48,350	Allergan, Inc.	4,073
65,295	Bristol-Myers Squibb Co.	2,918
75,341	Eli Lilly & Co.	3,701
19,393	Forest Laboratories, Inc. (a)	795
12,169	Hospira, Inc. (a)	466
159,989	Johnson & Johnson	13,737
214,871	Merck & Co., Inc.	9,981
36,769	Novo Nordisk A/S, ADR	5,698
42,805	Perrigo Co.	5,179
		57,902
	Publishing — 0.19%
3,472	John Wiley & Sons, Inc., Class – A	139
1,772	Morningstar, Inc.	137
20,676	The McGraw-Hill Cos., Inc.	1,100
		1,376
	Railroads — 0.87%
11,284	Canadian Pacific Railway Ltd.	1,370
13,228	Kansas City Southern Industries	1,402
23,481	Union Pacific Corp.	3,623
		6,395
	Regional Banks — 0.04%
3,939	Cullen/Frost Bankers, Inc.	263
	Research and Consulting Services — 0.16%
8,769	Equifax, Inc.	517
10,720	Versik Analytics, Inc., Class – A (a)	640
		1,157
	Restaurants — 4.07%
7,067	Chipotle Mexican Grill, Inc. (a)	2,575
9,427	Darden Restaurants, Inc.	476
55,933	Dunkin' Brands Group, Inc.	2,395
72,760	McDonald's Corp.	7,203
2,061	Panera Bread Co., Class – A (a)	383
146,949	Starbucks Corp.	9,624
106,205	YUM! Brands, Inc.	7,364
		30,020
	Semiconductors — 1.91%
23,929	Altera Corp.	789
51,859	ARM Holdings PLC, ADR	1,876
44,628	Avago Technologies Ltd.	1,668
379,771	Intel Corp.	9,199
14,298	Microchip Technology, Inc.	533
		14,065
	Soft Drinks — 3.64%
27,364	Monster Beverage Corp. (a)	1,663
115,445	PepsiCo, Inc.	9,442
392,303	The Coca-Cola Co.	15,735
		26,840

Shares	Security Description	Value (000)
	Specialized Finance — 0.17%
6,366	CBOE Holdings, Inc.	$297
5,392	InterContinental Exchange, Inc. (a)	958
		1,255
	Specialized Real Estate Investment Trusts — 0.27%
27,614	American Tower Corp.	2,021
	Specialty Chemicals — 1.26%
81,964	Ecolab, Inc.	6,984
5,940	International Flavors & Fragrances, Inc.	446
8,789	Sigma-Aldrich Corp.	706
6,406	The Sherwin-Williams Co.	1,131
		9,267
	Specialty Stores — 0.63%
6,906	Dick's Sporting Goods, Inc.	346
7,786	PetSmart, Inc.	522
6,255	Signet Jewelers Ltd.	422
51,491	Staples, Inc.	817
28,761	Tiffany & Co.	2,095
4,571	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	458
		4,660
	Systems Software — 2.04%
11,875	BMC Software, Inc. (a)	536
6,097	MICROS Systems, Inc. (a)	263
285,037	Oracle Corp.	8,757
60,658	Red Hat, Inc. (a)	2,901
604	Tableau Software, Inc., Class – A (a)	33
38,366	VMware, Inc., Class – A (a)	2,570
		15,060
	Tobacco — 1.59%
29,011	Lorillard, Inc.	1,267
120,495	Philip Morris International, Inc.	10,437
		11,704
	Trading Companies & Distributors — 0.63%
73,319	Fastenal Co.	3,362
3,231	MSC Industrial Direct Co., Inc., Class – A	250
4,118	W.W. Grainger, Inc.	1,038
		4,650
	Trucking — 0.02%
3,407	Landstar System, Inc.	175
	Wireless Telecommunication Services — 0.18%
18,849	Crown Castle International Corp. (a)	1,364
	Total Common Stocks	722,181

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.63%
$4,641	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	$4,641
	Total Time Deposit	4,641
	Mutual Fund — 0.12%
875,936	Alliance Money Market Fund Prime Portfolio, 0.02% (b)	876
	Total Mutual Fund	876
	Total Investments (cost $520,595) — 98.63%	727,698
	Other assets in excess of liabilities — 1.37%	10,092
	Net Assets — 100.00%	$737,790
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	25.07%	56.35%	16.46%	97.88%
Time Deposit	0.56%	—	0.07%	0.63%
Mutual Fund	—	0.12%	—	0.12%
Other Assets (Liabilities)	0.01%	1.37%	-0.01%	1.37%
Total Net Assets	25.64%	57.84%	16.52%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 85.25%
	Advertising — 0.18%
32,743	Omnicom Group, Inc.	$2,059
	Aerospace & Defense — 2.92%
7,028	Engility Holdings, Inc. (a)	200
38,349	General Dynamics Corp.	3,004
11,783	L-3 Communications Holdings, Inc.	1,010
38,492	Precision Castparts Corp.	8,700
17,637	Rockwell Collins, Inc.	1,118
15,196	Rolls-Royce Holdings PLC, ADR	1,323
39,431	The Boeing Co.	4,039
150,120	United Technologies Corp.	13,952
		33,346
	Air Freight & Logistics — 0.18%
19,713	C.H. Robinson Worldwide, Inc.	1,110
25,708	Expeditors International of Washington, Inc.	977
		2,087
	Apparel Retail — 1.46%
10,440	Abercrombie & Fitch Co., Class – A	472
14,510	Ascena Retail Group, Inc. (a)	253
7,819	Guess?, Inc.	243
167,533	Industria de Diseno Textil SA, ADR	4,143
26,750	Ross Stores, Inc.	1,734
187,321	The TJX Cos., Inc.	9,377
12,570	Urban Outfitters, Inc. (a)	506
		16,728
	Apparel, Accessories & Luxury Goods — 1.03%
34,786	Coach, Inc.	1,986
6,402	Fossil Group, Inc. (a)	661
14,432	Lululemon Athletica, Inc. (a)	946
10,628	Michael Kors Holdings Ltd. (a)	659
28,454	Ralph Lauren Corp.	4,943
9,560	Under Armour, Inc., Class – A (a)	571
10,464	V.F. Corp.	2,020
		11,786
	Application Software — 1.48%
59,996	Adobe Systems, Inc. (a)	2,733
11,063	ANSYS, Inc. (a)	809
22,043	Citrix Systems, Inc. (a)	1,330
5,514	FactSet Research Systems, Inc.	562
35,937	Intuit, Inc.	2,193
134,588	Salesforce.com, Inc. (a)	5,139
31,880	SAP AG, ADR	2,322
7,251	SolarWinds, Inc. (a)	281
25,151	Workday, Inc., Class – A (a)	1,612
		16,981
	Asset Management & Custody Banks — 1.14%
15,591	BlackRock, Inc., Class – A	4,005
10,777	Federated Investors, Inc., Class – B	295
16,945	Franklin Resources, Inc.	2,305
16,557	SEI Investments Co.	471
50,223	State Street Corp.	3,275
30,843	T. Rowe Price Group, Inc.	2,256

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
10,724	Waddell & Reed Financial, Inc., Class – A	$466
		13,073
	Auto Parts & Equipment — 0.03%
17,186	Gentex Corp.	396
	Automotive Retail — 0.37%
8,521	Advance Auto Parts, Inc.	692
4,413	AutoZone, Inc. (a)	1,870
14,594	O’Reilly Automotive, Inc. (a)	1,644
		4,206
	Biotechnology — 2.49%
37,414	Alexion Pharmaceuticals, Inc. (a)	3,451
93,992	Amgen, Inc.	9,273
22,952	Biogen Idec, Inc. (a)	4,939
83,762	Gilead Sciences, Inc. (a)	4,289
7,769	Regeneron Pharmaceuticals, Inc. (a)	1,747
60,418	Vertex Pharmaceuticals, Inc. (a)	4,826
		28,525
	Broadcasting — 0.06%
10,268	Scripps Networks Interactive., Class – A	685
	Communications Equipment — 2.86%
661,111	Cisco Systems, Inc.	16,072
9,426	F5 Networks, Inc. (a)	649
261,570	Qualcomm, Inc.	15,977
		32,698
	Computer & Electronics Retail — 0.08%
32,918	Best Buy Co., Inc.	900
	Computer Hardware — 2.96%
79,397	Apple, Inc.	31,448
178,838	Dell, Inc.	2,387
		33,835
	Computer Storage & Peripherals — 0.23%
99,983	EMC Corp.	2,362
9,035	Lexmark International, Inc., Class – A	276
		2,638
	Construction & Engineering — 0.11%
13,360	AECOM Technology Corp. (a)	425
15,469	Jacobs Engineering Group, Inc. (a)	853
		1,278
	Construction & Farm Machinery & Heavy Trucks — 0.05%
11,490	Wabtec Corp.	614
	Consumer Electronics — 0.04%
13,111	Garmin Ltd.	474
	Consumer Finance — 0.21%
32,240	American Express Co.	2,410
	Data Processing & Outsourced Services — 3.45%
105,132	Automatic Data Processing, Inc.	7,239
14,637	Broadridge Financial Solutions, Inc.	389
5,865	FleetCor Technologies, Inc. (a)	477
9,188	Global Payments, Inc.	426
10,567	Jack Henry & Associates, Inc.	498
10,016	Lender Processing Services, Inc.	324

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
13,983	MasterCard, Inc., Class – A	$8,033
7,888	NeuStar, Inc., Class – A (a)	384
38,955	Paychex, Inc.	1,423
19,198	Total System Services, Inc.	470
101,381	Visa, Inc., Class – A	18,527
75,089	Western Union Co.	1,285
		39,475
	Department Stores — 0.13%
29,436	Kohl’s Corp.	1,487
	Distillers & Vintners — 0.31%
17,786	Brown-Forman Corp., Class – B	1,201
21,321	Diageo PLC, ADR	2,451
		3,652
	Distributors — 0.13%
18,681	Genuine Parts Co.	1,458
	Diversified Support Services — 0.09%
13,311	Cintas Corp.	606
11,976	Copart, Inc. (a)	369
		975
	Drug Retail — 1.16%
152,372	CVS Caremark Corp.	8,713
103,405	Walgreen Co.	4,571
		13,284
	Education Services — 0.03%
12,175	Apollo Group, Inc., Class – A (a)	216
2,918	ITT Educational Services, Inc. (a)	71
		287
	Electrical Components & Equipment — 0.81%
29,217	AMETEK, Inc.	1,236
14,941	Eaton Corp. PLC	983
89,258	Emerson Electric Co.	4,868
7,148	Hubbell, Inc., Class – B	708
11,692	Roper Industries, Inc.	1,452
		9,247
	Electronic Components — 0.15%
19,564	Amphenol Corp., Class – A	1,525
5,965	Dolby Laboratories, Inc., Class – A	200
		1,725
	Electronic Equipment & Instruments — 0.07%
19,056	FLIR Systems, Inc.	514
11,088	National Instruments Corp.	310
		824
	Environmental & Facilities Services — 0.17%
7,461	Rollins, Inc.	193
10,178	Stericycle, Inc. (a)	1,124
14,658	Waste Connections, Inc.	603
		1,920
	Fertilizers & Agricultural Chemicals — 0.82%
95,257	Monsanto Co.	9,411
	Food Distributors — 0.21%
71,383	Sysco Corp.	2,438

Shares	Security Description	Value (000)
	Food Retail — 0.58%
3,269	The Fresh Market, Inc. (a)	$163
125,252	Whole Foods Market, Inc.	6,448
		6,611
	Footwear — 0.96%
5,114	Deckers Outdoor Corp. (a)	258
169,277	NIKE, Inc., Class – B	10,780
		11,038
	General Merchandise Stores — 0.19%
27,727	Dollar Tree, Inc. (a)	1,410
11,967	Family Dollar Stores, Inc.	746
		2,156
	Health Care Distributors — 1.42%
30,714	AmerisourceBergen Corp.	1,715
159,561	Express Scripts Holding Co. (a)	9,843
11,009	Henry Schein, Inc. (a)	1,054
28,343	McKesson Corp.	3,245
11,146	Patterson Cos., Inc.	419
		16,276
	Health Care Equipment — 3.06%
66,511	Baxter International, Inc.	4,607
24,721	Becton, Dickinson & Co.	2,443
10,138	C.R. Bard, Inc.	1,102
58,725	Covidien PLC	3,690
13,868	Edwards Lifesciences Corp. (a)	932
16,782	IDEXX Laboratories, Inc. (a)	1,507
13,471	Intuitive Surgical, Inc. (a)	6,824
126,202	Medtronic, Inc.	6,496
16,996	ResMed, Inc.	767
37,942	St. Jude Medical, Inc.	1,731
37,615	Stryker Corp.	2,433
13,429	Varian Medical Systems, Inc. (a)	906
21,239	Zimmer Holdings, Inc.	1,592
		35,030
	Health Care Services — 0.25%
11,504	Laboratory Corp. of America Holdings (a)	1,152
5,938	MEDNAX, Inc. (a)	544
18,553	Quest Diagnostics, Inc.	1,125
		2,821
	Health Care Supplies — 0.15%
17,172	Dentsply International, Inc.	703
20,051	Essilor International SA, ADR	1,070
		1,773
	Health Care Technology — 0.36%
42,292	Cerner Corp. (a)	4,064
	Home Improvement Retail — 1.53%
78,380	Lowe’s Cos., Inc.	3,206
184,722	The Home Depot, Inc.	14,310
		17,516
	Homefurnishing Retail — 0.20%
8,923	Aaron’s, Inc.	250
28,192	Bed Bath & Beyond, Inc. (a)	1,999
		2,249

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Resorts & Cruise Lines — 0.21%
37,700	Starwood Hotels & Resorts Worldwide, Inc.	$2,382
	Household Products — 3.33%
16,769	Church & Dwight Co., Inc.	1,035
171,036	Colgate-Palmolive Co.	9,799
47,274	Kimberly-Clark Corp.	4,592
15,540	The Clorox Co.	1,292
278,359	The Procter & Gamble Co.	21,431
		38,149
	Human Resource & Employment Services — 0.05%
7,353	Towers Watson & Co., Class – A	603
	Hypermarkets & Super Centers — 2.25%
96,031	Costco Wholesale Corp.	10,618
203,399	Wal-Mart Stores, Inc.	15,151
		25,769
	Industrial Conglomerates — 0.81%
84,967	3M Co.	9,291
	Industrial Gases — 0.58%
57,222	Praxair, Inc.	6,590
	Industrial Machinery — 0.94%
71,053	Danaher Corp.	4,497
17,541	Donaldson Co., Inc.	626
10,083	IDEX Corp.	543
51,639	Illinois Tool Works, Inc.	3,571
13,730	Pall Corp.	912
22,855	Xylem, Inc.	616
		10,765
	Insurance Brokers — 0.04%
13,761	Brown & Brown, Inc.	444
	Integrated Oil & Gas — 3.69%
168,799	Chevron Corp.	19,976
245,950	Exxon Mobil Corp.	22,221
		42,197
	Internet & Catalog Retail — 0.09%
5,101	Netflix.com, Inc. (a)	1,077
	Internet Retail — 1.21%
26,512	Amazon.com, Inc. (a)	7,362
7,134	Priceline.com, Inc. (a)	5,901
9,927	TripAdvisor, Inc. (a)	604
		13,867
	Internet Software & Services — 5.65%
268,395	eBay, Inc. (a)	13,881
136,566	Facebook, Inc., Class – A (a)	3,395
45,086	Google, Inc., Class – A (a)	39,692
24,701	LinkedIn Corp., Class – A (a)	4,404
40,300	Rackspace Hosting, Inc. (a)	1,527
34,096	Splunk, Inc. (a)	1,581
11,763	Youku, Inc., ADR (a)	226
		64,706
	Investment Banking & Brokerage — 0.52%
21,411	Goldman Sachs Group, Inc.	3,238

Shares	Security Description	Value (000)
	Investment Banking & Brokerage (continued)
112,417	Morgan Stanley	$2,746
		5,984
	IT Consulting & Other Services — 2.82%
77,349	Accenture PLC, Class – A	5,566
37,525	Cognizant Technology Solutions Corp. (a)	2,349
115,711	International Business Machines Corp.	22,114
34,666	SAIC, Inc.	483
34,707	Teradata Corp. (a)	1,743
		32,255
	Leisure Products — 0.06%
7,763	Polaris Industries, Inc.	737
	Life & Health Insurance — 0.07%
11,842	Torchmark Corp.	771
	Life Sciences Tools & Services — 0.56%
6,736	Covance, Inc. (a)	513
3,790	Mettler-Toledo International, Inc. (a)	763
4,284	Techne Corp.	296
44,472	Thermo Electron Corp.	3,763
10,625	Waters Corp. (a)	1,063
		6,398
	Managed Health Care — 1.37%
19,800	Humana, Inc.	1,671
164,013	UnitedHealth Group, Inc.	10,740
40,413	WellPoint, Inc.	3,307
		15,718
	Marine — 0.05%
7,100	Kirby Corp. (a)	565
	Media — 0.20%
29,444	Discovery Communications, Inc. (a)	2,273
	Metal & Glass Containers — 0.04%
7,848	AptarGroup, Inc.	433
	Movies & Entertainment — 0.34%
61,666	The Walt Disney Co.	3,894
	Office Electronics — 0.02%
6,138	Zebra Technologies Corp. (a)	267
	Oil & Gas Equipment & Services — 1.55%
2,419	CARBO Ceramics, Inc.	163
65,631	FMC Technologies, Inc. (a)	3,654
98,009	National Oilwell Varco, Inc.	6,753
12,975	Oceaneering International, Inc.	937
86,659	Schlumberger Ltd.	6,210
		17,717
	Oil & Gas Exploration & Production — 0.40%
30,966	Concho Resources, Inc. (a)	2,592
15,472	EOG Resources, Inc.	2,037
		4,629
	Oil & Gas Refining & Marketing — 0.03%
8,427	World Fuel Services Corp.	337
	Packaged Foods & Meats — 1.05%
82,688	DANONE SA, ADR	1,240
21,883	Flowers Foods, Inc.	483

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
16,438	Hormel Foods Corp.	$634
29,388	Kellogg Co.	1,888
15,952	McCormick & Co., Inc.	1,122
24,880	Mead Johnson Nutrition Co.	1,971
114,898	Mondelez International, Inc., Class – A	3,278
13,386	The J.M. Smucker Co.	1,381
		11,997
	Personal Products — 0.51%
6,726	Nu Skin Enterprises, Inc., Class – A	411
82,308	The Estee Lauder Cos., Inc., Class – A	5,413
		5,824
	Pharmaceuticals — 7.22%
274,140	Abbott Laboratories	9,562
189,665	AbbVie, Inc.	7,841
66,995	Allergan, Inc.	5,644
76,753	Bristol-Myers Squibb Co.	3,430
123,352	Eli Lilly & Co.	6,059
31,900	Forest Laboratories, Inc. (a)	1,308
19,879	Hospira, Inc. (a)	762
261,875	Johnson & Johnson	22,484
351,731	Merck & Co., Inc.	16,338
34,097	Novo Nordisk A/S, ADR	5,284
34,064	Perrigo Co.	4,122
		82,834
	Publishing — 0.20%
5,587	John Wiley & Sons, Inc., Class – A	224
3,300	Morningstar, Inc.	256
33,644	The McGraw-Hill Cos., Inc.	1,790
		2,270
	Railroads — 0.65%
13,167	Canadian Pacific Railway Ltd.	1,598
15,273	Kansas City Southern Industries	1,618
27,168	Union Pacific Corp.	4,191
		7,407
	Regional Banks — 0.04%
6,337	Cullen/Frost Bankers, Inc.	423
	Research and Consulting Services — 0.17%
14,310	Equifax, Inc.	843
17,546	Versik Analytics, Inc., Class – A (a)	1,047
		1,890
	Restaurants — 3.17%
8,191	Chipotle Mexican Grill, Inc. (a)	2,984
15,368	Darden Restaurants, Inc.	776
65,518	Dunkin’ Brands Group, Inc.	2,805
119,159	McDonald’s Corp.	11,797
3,415	Panera Bread Co., Class – A (a)	635
156,768	Starbucks Corp.	10,267
100,498	YUM! Brands, Inc.	6,969
		36,233
	Semiconductors — 1.86%
39,300	Altera Corp.	1,297

Shares	Security Description	Value (000)
	Semiconductors (continued)
60,515	ARM Holdings PLC, ADR	$2,189
52,624	Avago Technologies Ltd.	1,967
621,708	Intel Corp.	15,058
23,404	Microchip Technology, Inc.	872
		21,383
	Soft Drinks — 3.38%
36,847	Monster Beverage Corp. (a)	2,239
189,051	PepsiCo, Inc.	15,462
521,910	The Coca-Cola Co.	20,934
		38,635
	Specialized Finance — 0.18%
10,243	CBOE Holdings, Inc.	478
8,714	InterContinental Exchange, Inc. (a)	1,549
		2,027
	Specialized Real Estate Investment Trusts — 0.20%
31,885	American Tower Corp.	2,333
	Specialty Chemicals — 0.84%
68,666	Ecolab, Inc.	5,850
9,757	International Flavors & Fragrances, Inc.	733
14,441	Sigma-Aldrich Corp.	1,160
10,345	The Sherwin-Williams Co.	1,827
		9,570
	Specialty Stores — 0.56%
11,311	Dick’s Sporting Goods, Inc.	566
12,727	PetSmart, Inc.	853
10,265	Signet Jewelers Ltd.	692
84,644	Staples, Inc.	1,342
30,370	Tiffany & Co.	2,212
7,455	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	747
		6,412
	Systems Software — 1.94%
19,406	BMC Software, Inc. (a)	876
9,811	MICROS Systems, Inc. (a)	423
466,615	Oracle Corp.	14,334
70,802	Red Hat, Inc. (a)	3,386
647	Tableau Software, Inc., Class – A (a)	36
47,398	VMware, Inc., Class – A (a)	3,175
		22,230
	Tobacco — 1.67%
47,094	Lorillard, Inc.	2,057
197,217	Philip Morris International, Inc.	17,083
		19,140
	Trading Companies & Distributors — 0.46%
67,902	Fastenal Co.	3,113
5,198	MSC Industrial Direct Co., Inc., Class – A	403
6,825	W.W. Grainger, Inc.	1,721
		5,237
	Trucking — 0.02%
5,481	Landstar System, Inc.	282
	Wireless Telecommunication Services — 0.14%
21,849	Crown Castle International Corp. (a)	1,582
	Total Common Stocks	975,964

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.52%
	Consumer Finance — 0.06%
$700	SLM Corp., Series A, 0.58%, 1/27/14 (b)	$694
	Diversified Financial Services — 0.14%
50	Bank of America Corp., 7.38%, 5/15/14	53
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	206
200	Goldman Sachs Group, Inc., 0.78%, 1/12/15 (b)	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	521
200	Goldman Sachs Group, Inc., 0.72%, 3/22/16 (b)	197
400	JPMorgan Chase Bank NA, 6.00%, 10/1/17	456
		1,633
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	101
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	115
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	100
		215
	Thrifts & Mortgage Finance — 0.29%
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,444
1,900	SSIF Nevada LP, 0.98%, 4/14/14 (b) (c)	1,909
		3,353
	Total Corporate Bonds	5,996
	Asset Backed Securities — 0.16%
448	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.89%, 6/25/34 (b)	420
62	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.27%, 5/25/37 (b)	61
104	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.28%, 6/25/47 (b)	103
110	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.51%, 11/15/17 (b)(c)	110
76	Harvest CLO, Series IX, Class A1, 0.83%, 3/29/17 (b)	99
193	Kingsland Ltd., Series 2005-1A, Class A1A, 0.52%, 6/13/19 (b)(c)	192
231	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.25%, 5/25/37 (b)	121

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$144	SLM Student Loan Trust, Series 2005-4, Class A2, 0.36%, 4/26/21 (b)	$144
503	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	545
34	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	38
	Total Asset Backed Securities	1,833
	Collateralized Mortgage Obligations — 2.52%
432	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.56%, 10/25/34 (b)	423
15	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.91%, 9/25/45 (b)	15
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	132
1,966	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.49%, 11/15/13 (b)(c)	1,968
17	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.93%, 2/25/36 (b)(d)(e)	14
37	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.96%, 2/25/33 (b)	33
45	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.68%, 2/25/33 (b)	45
574	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.09%, 9/25/34 (b)	526
591	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.71%, 8/25/33 (b)	591
598	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.12%, 10/25/34 (b)	493
479	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.79%, 3/25/35 (b)	474
31	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.46%, 11/25/34 (b)	31
18	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.60%, 3/25/35 (b)	17
932	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.97%, 9/25/34 (b)	797
875	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.70%, 8/25/35 (b)	868
291	Citigroup Mortgage Loan Trust, Inc., Series 2005-11A, Class A1A, 2.54%, 5/25/35 (b)	281

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$84	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.29%, 9/25/35 (b)	$82
142	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.94%, 9/25/35 (b)	139
114	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	118
24	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.40%, 7/20/46 (b)(d)(e)	14
352	Countrywide Alternative Loan Trust, Series 2006-0A6, Class 1A2, 0.40%, 7/25/46 (b)	287
889	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.40%, 5/25/35 (b)	708
25	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.90%, 2/25/37 (b)(d)(e)	21
33	Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.38%, 9/25/46 (b)	23
31	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.47%, 2/25/37 (b)	22
765	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.42%, 5/25/35 (b)	628
75	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.48%, 4/25/35 (b)	59
518	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.78%, 2/20/36 (b)	444
293	Fannie Mae, Series 2006-82, Class F, 0.76%, 9/25/36 (b)	293
137	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1, 6.00%, 7/25/44	157
168	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.56%, 2/25/34 (b)	166
841	Freddie Mac, Series 3616, Class FG, 0.84%, 3/15/32 (b)	850
9	Freddie Mac, Series 3346, Class FA, 0.42%, 2/15/19 (b)	9
9	Freddie Mac, Series 2395, Class FT, 0.64%, 12/15/31 (b)	9
338	Freddie Mac, Series 3174, Class FM, 0.43%, 5/15/36 (b)	338
2,982	Government National Mortgage Association, Series 2005-16, Class FA, 0.44%, 2/20/35 (b)	2,992

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$60	Government National Mortgage Association, Series 2000-14, Class F, 0.84%, 2/16/30 (b)	$61
2,971	Government National Mortgage Association, Series 2005-3, Class F, 0.44%, 1/16/35 (b)	2,980
749	Government National Mortgage Association, Series 2008-6, Class FA, 0.68%, 2/20/38 (b)	755
1,484	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.41%, 6/25/45 (b)	1,311
327	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)	321
814	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.41%, 5/19/35 (b)	668
256	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.66%, 10/25/35 (b)	248
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135
679	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.62%, 10/25/35 (b)	588
2,102	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.49%, 8/25/35 (b)	1,638
1,322	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.52%, 1/25/34 (b)	1,257
567	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.42%, 4/25/45 (b)	510
489	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.50%, 1/25/45 (b)	445
1,685	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 0.48%, 10/25/45 (b)	1,523
155	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.68%, 3/25/35 (b)	156
1,324	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.64%, 3/25/36 (b)	1,287
502	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.64%, 10/25/35 (b)	490
174	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	175
278	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.62%, 1/25/35 (b)	274
	Total Collateralized Mortgage Obligations	28,889

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)	Security Description	Value (000)
	Certificate of Deposit — 0.33%
$3,800	Banco do Brasil New York, 0.81%, 11/1/13	$3,774
	Total Certificate of Deposit	3,774
	Global Bonds — 0.63%
	Brazil — 0.30%
10,700	Letra do Tesouro Nacional, 18.68%, 1/1/17 (f)(g)	3,338
	Mexico — 0.20%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(g)	2,321
	United States — 0.13%
100	Goldman Sachs Group, Inc., 0.55%, 5/18/15 (b)	129
1,000	JPMorgan Chase Bank NA, 0.89%, 5/31/17, Callable 7/28/13 @ 100 (b)	1,254
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (b)	135
	Total Global Bonds	7,177
	Municipal Bonds — 0.08%
	California — 0.06%
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	710
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	233
	Total Municipal Bonds	943
	U.S. Government Agency Securities — 0.08%
800	Freddie Mac, 0.08%, 9/16/13 (h)	800
100	Freddie Mac, Series RB, 0.09%, 9/3/13 (h)	100
	Total U.S. Government Agency Securities	900
	U.S. Government Agency Mortgages — 0.76%
4,000	Fannie Mae, 30 YR TBA, 5.00%, 7/25/43	4,305
290	Fannie Mae, Pool #735591, 2.60%, 10/1/35 (b)	310
11	Fannie Mae, Pool #796295, 4.50%, 12/1/34	12
9	Fannie Mae, Pool #829144, 4.50%, 10/1/35	10
8	Fannie Mae, Pool #889414, 6.00%, 11/1/37	9
145	Fannie Mae, Pool #AA0838, 4.50%, 1/1/39	154
2,078	Fannie Mae, Pool #AA3495, 4.50%, 2/1/39	2,197
86	Fannie Mae, Pool #AA4433, 4.50%, 3/1/39	91
10	Fannie Mae, Pool #AA5367, 4.50%, 4/1/39	10
37	Fannie Mae, Pool #AB0035, 4.50%, 4/1/39	39
242	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	256
223	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	235
263	Fannie Mae, Pool #AE0218, 4.50%, 8/1/40	278
9	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	10
22	Fannie Mae, Pool #AI0296, 4.50%, 5/1/41	24
284	Fannie Mae, Pool #AI4891, 4.50%, 6/1/41	302
51	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	55
388	Fannie Mae, Pool #AL2482, 4.50%, 9/1/42	411
	Total U.S. Government Agency Mortgages	8,708

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 4.20%
$19,900	U.S. Treasury Bill, 0.02%, 7/18/13 (f)(i)	$19,900
15,700	U.S. Treasury Bill, 0.04%, 8/29/13 (f)(i)	15,699
247	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	294
656	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	758
115	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	139
1,110	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	1,243
379	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	468
141	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	204
2,842	U.S. Treasury Inflation Index Bond, 0.63%, 2/15/43	2,390
100	U.S. Treasury Note, 0.25%, 2/28/14	100
200	U.S. Treasury Note, 1.63%, 11/15/22	187
6,900	U.S. Treasury Note, 2.00%, 2/15/23	6,640
	Total U.S. Treasury Obligations	48,022
	Yankee Dollars — 0.55%
	Aerospace & Defense — 0.01%
90	Waha Aerospace BV, 3.93%, 7/28/20	94
	Airlines — 0.02%
194	Doric Nimrod Air 2012-1A, 5.13%, 11/30/24 (c)	194
	Commercial Banks — 0.41%
500	Banco Bradesco SA, 2.37%, 5/16/14 (b)(c)	505
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,025
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,138
200	Export-Import Bank of Korea, 5.88%, 1/14/15	213
200	Export-Import Bank of Korea, 4.13%, 9/9/15	210
200	Export-Import Bank of Korea, 5.13%, 6/29/20	212
200	Export-Import Bank of Korea, 5.00%, 4/11/22	212
1,300	Nordea Bank AB, 1.18%, 1/14/14 (b)(c)	1,306
		4,821
	Oil & Gas Exploration & Production — 0.03%
300	TNK-BP Finance SA, Series 6, 7.88%, 3/13/18	341
	Sovereign — 0.08%
500	Republic of Korea, 5.75%, 4/16/14	517
300	Republic of Korea, 7.13%, 4/16/19	365
		882
	Total Yankee Dollars	6,332
	Time Deposit — 0.38%
4,312	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	4,312
	Total Time Deposit	4,312

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 0.61%
1,432,733	Alliance Money Market Fund Prime Portfolio, 0.02% (j)	$1,433
5,552,978	SSgA U.S. Government Money Market Fund, 0.00% (j)	5,553
	Total Mutual Funds	6,986
	Put Option Purchased — 0.0%
208	S&P 500 Index Future, Expiring 9/20/13 at $675	3
	Total Put Option Purchased (cost $6)	3
	Repurchase Agreement — 0.44%
$5,000	Citigroup Global Markets, Inc., 0.20%, 7/1/13 (Purchased on 6/28/2013, proceeds at maturity $5,000,083 collateralized by U.S. Treasury Note, 0.63%, 11/30/17 fair value $5,108,796)	5,000
	Total Repurchase Agreement	5,000
	Total Investments (cost $894,279) — 96.52%	1,104,839
	Other assets in excess of liabilities — 3.48%	39,877
	Net Assets — 100.00%	$1,144,716

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate disclosed represents effective yield at purchase.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	Zero Coupon Security. Effective rate shown is as of June 30, 2013.
(i)	All or part of this security has been pledged as collateral for derivative contracts held by the Portfolio.
(j)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	PIMCO	SSgAFunds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	18.92%	—	59.47%	6.86%	85.25%
Corporate Bonds	—	0.52%	—	—	0.52%
Asset Backed Securities	—	0.16%	—	—	0.16%
Collateralized Mortgage Obligations	—	2.52%	—	—	2.52%
Certificates of Deposit	—	0.33%	—	—	0.33%
Global Bonds	—	0.63%	—	—	0.63%
Municipal Bonds	—	0.08%	—	—	0.08%
U.S. Government Agency Securities	—	0.08%	—	—	0.08%
U.S. Government Agency Mortgages	—	0.76%	—	—	0.76%
U.S. Treasury Obligations	—	4.20%	—	—	4.20%
Yankee Dollars	—	0.55%	—	—	0.55%
Time Deposit	0.37%	0.01%	—	—	0.38%
Mutual Funds	—	0.49%	0.12%	—	0.61%
Put Options Purchased	—	0.00%	—	—	0.00%
Repurchase Agreements	—	0.44%	—	—	0.44%
Other Assets (Liabilities)	0.00%	2.37%	1.37%	-0.25%	3.49%
Total Net Assets	19.29%	13.14%	60.96%	6.61%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(27)	10-Year Interest Rate Swap Future	$(2,570)	9/17/13	$95
(102)	5-Year U.S. Treasury Note Future	(12,347)	10/1/13	156
314	S&P 500 E-Mini Future	25,109	9/23/13	(439)
312	S&P 500 Future	124,745	9/20/13	(2,310)
	Net Unrealized Appreciation/(Depreciation)			$(2,498)

ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	$1,600	$1,642	$42
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,819	19
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	609	(41)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,972	15
22,406,430	Chinese Renminbi	JPMorgan Chase	11/25/13	3,540	3,615	75
36,430,313	Chinese Renminbi	Barclays Bank	8/5/13	5,780	5,917	137
2,522,000	Euro	Deutsche Bank	9/17/13	3,381	3,283	(98)
75,300,000	Japanese Yen	Citibank	7/18/13	741	759	18
41,792,776	Japanese Yen	Bank of America	7/18/13	410	421	11
58,500,000	Japanese Yen	JPMorgan Chase	7/18/13	573	590	17
54,400,000	Japanese Yen	Citibank	7/18/13	548	548	—
	Total Currencies Purchased			$20,980	$21,175	$195

	Currencies Sold
796,000	Australian Dollar	Westpac Banking	7/10/13	$779	$727	$52
55,000	Australian Dollar	Bank of America	7/10/13	53	50	3
92,000	Australian Dollar	Deutsche Bank	7/10/13	85	84	1
5,324,309	Brazilian Real	JPMorgan Chase	8/2/13	2,472	2,369	103
197,834	Brazilian Real	Citibank	8/2/13	92	88	4
2,323,041	Brazilian Real	Bank of America	8/2/13	1,068	1,034	34
98,000	British Pound Sterling	BNP Paribas	9/12/13	152	149	3
37,000	British Pound Sterling	JPMorgan Chase	9/12/13	58	56	2
48,000	British Pound Sterling	Barclays Bank	9/12/13	74	73	1
38,000	British Pound Sterling	Citibank	9/12/13	59	58	1
47,000	British Pound Sterling	Deutsche Bank	9/12/13	72	71	1
36,430,313	Chinese Renminbi	Barclays Bank	8/5/13	5,805	5,917	(112)
22,406,430	Chinese Renminbi	HSBC	11/25/13	3,547	3,615	(68)
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,461	(37)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,581	(39)
3,381,479	Euro	Citibank	9/17/13	4,500	4,403	97
787,000	Euro	Goldman Sachs	9/17/13	1,046	1,025	21
84,300,000	Japanese Yen	BNP Paribas	7/18/13	853	850	3
200,700,000	Japanese Yen.	Citibank	7/18/13	1,976	2,024	(48)
34,275,427	Mexican Peso	JPMorgan Chase	9/18/13	2,776	2,627	149
	Total Currencies Sold			$31,433	$31,262	$171
	Net Unrealized Appreciation/(Depreciation)					$366

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(390)	Call Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 10-Year Interest	$2	$(18)	$—	7/29/13	$18
(70)	Call Option on Interest Rate Swap, with Barclays Bank, based on the U.S. Dollar 10-Year Interest	2	(3)	—	7/29/13	3
(240)	Call Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 10-Year Interest	2	(10)	—	7/29/13	10
(90)	Call Option on Interest Rate Swap, with Bank of America, based on the U.S. Dollar 10-Year Interest	2	(3)	—	7/29/13	3
(480)	Call Option on Interest Rate Swap, with Royal Bank of Scotland, based on the U.S. Dollar 10-Year Interest	2	(17)	—	7/29/13	17
(200)	Put Option on Interest Rate Swap, with Royal Bank of Scotland, based on the U.S. Dollar 10-Year Interest	3	(9)	(30)	7/29/13	(21)
(100)	Call Option on Interest Rate Swap, with JPMorgan Chase Bank, based on the U.S. Dollar 10-Year Interest	2	(3)	—	7/29/13	3
(40)	Call Option on Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 10-Year Interest	2	(1)	—	7/29/13	1
(80)	Put Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 10-Year Interest	2	(6)	(30)	9/3/13	(24)
(80)	Call Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 10-Year Interest	2	(2)	—	9/3/13	2
(230)	Call Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	1	(3)	(1)	9/3/13	2
(230)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	1	(10)	(32)	9/3/13	(22)
(270)	Call Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 5-Year Interest	1	(3)	(1)	9/3/13	2
(270)	Put Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 5-Year Interest	2	(6)	(24)	9/3/13	(18)
(280)	Put Option on Interest Rate Swap, with JPMorgan Chase Bank, based on the U.S. Dollar 10-Year Interest	3	(49)	(48)	9/30/13	1
(930)	Put Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 10-Year Interest	3	(161)	(161)	9/30/13	—
(11)	Call – 10-Year U.S. Treasury Note Future with Citibank, NA	133	(3)	—	8/23/13	3
(11)	Put – 10-Year U.S. Treasury Note Future with Citibank, NA	129	(7)	(31)	8/23/13	(24)
	Total		$(314)	$(358)		$(44)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

Interest Rate Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Received/ (Paid) (000)	Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	100 (AUD)	$(1)	$—	3/15/23	4.00%	Receive	$1
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Rate Index	2,400 (AUD)	(11)	—	3/15/23	3.75%	Receive	11
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$6,300	87	—	3/21/23	3.00%	Pay	(87)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index.	$11,900	34	—	6/19/33	2.75%	Pay	(34)
Interest Rate Swap Agreement with Goldman Sachs International, based on the Bank Bill Interest Rate Index	$11,600	20	—	3/21/23	3.00%	Pay	(20)
Interest Rate Swap Agreement with Barclays Bank, based on the Bank Bill Interest Rate Index	$7,200	438	—	6/19/43	2.75%	Pay	(438)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	1,200 (AUD)	8	—	12/11/23	4.25%	Pay	(8)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,900 (AUD)	(43)	73	6/15/22	4.75%	Receive	116
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Index	4,800 (BRL)	4	(102)	1/2/17	8.65%	Pay	(106)
Interest Rate Swap Agreement with Bank of America, based on the Brazil Cetip Interbank Index	6,400 (BRL)	—	(139)	1/2/17	8.60%	Pay	(139)
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the Bank Bill Interest Rate Index	3,400 (AUD)	(126)	131	6/15/22	4.75%	Receive	257
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	2,300 (AUD)	(55)	88	6/15/22	4.75%	Receive	143
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Interest Rate Index	100 (AUD)	(2)	4	6/15/22	4.75%	Receive	6
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	4,000 (BRL)	47	(65)	1/2/17	8.86%	Receive	(112)
		$400	$(10)				$(410)
ˆ	Cash has been pledged as collateral for swap contracts held by the Portfolio.

Amounts designated as “ — ” are $0 or have been rounded to $0.

AUD — Australian Dollar

BRL — Brazilian Real

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 99.19%
	Advertising — 0.07%
1,000	Arbitron, Inc.	$46
400	MDC Partners, Inc.	7
700	National CineMedia, Inc.	12
400	ReachLocal, Inc. (a)	5
		70
	Aerospace & Defense — 2.50%
3,149	AAR Corp.	69
848	Alliant Techsystems, Inc.	70
60	American Science & Engineering, Inc.	3
500	Astronics Corp. (a)	20
1,402	Cubic Corp.	67
16,647	Curtiss-Wright Corp.	617
15,465	Engility Holdings, Inc. (a)	440
3,842	Esterline Technologies Corp. (a)	278
4,947	Exelis, Inc.	68
1,800	GenCorp, Inc. (a)	29
1,950	HEICO Corp.	98
4,029	Huntington Ingalls Industries, Inc.	228
500	Innovative Solutions & Support, Inc.	3
100	LMI Aerospace, Inc. (a)	2
3,623	Moog, Inc., Class – A (a)	187
928	National Presto Industries, Inc.	67
16,403	Orbital Sciences Corp. (a)	285
2,000	TASER International, Inc. (a)	17
420	Teledyne Technologies, Inc. (a)	32
400	The KEYW Holding Corp. (a)	5
2,921	Triumph Group, Inc.	231
		2,816
	Agricultural Products — 0.09%
100	Alico, Inc.	4
4,671	Darling International, Inc. (a)	87
400	Limoneira Co.	8
		99
	Air Freight & Logistics — 0.59%
10,274	Air Transport Services Group, Inc. (a)	68
1,523	Atlas Air Worldwide Holdings, Inc. (a)	67
1,100	Forward Air Corp.	42
6,157	Hub Group, Inc., Class – A (a)	224
100	Pacer International, Inc. (a)	1
300	Park-Ohio Holdings Corp. (a)	10
14,910	UTI Worldwide, Inc.	246
200	XPO Logistics, Inc. (a)	4
		662
	Airlines — 1.45%
2,710	Alaska Air Group, Inc. (a)	141
541	Allegiant Travel Co.	57
11,377	Hawaiian Holdings, Inc. (a)	70
15,390	JetBlue Airways Corp. (a)	97
1,000	Republic Airways Holdings, Inc. (a)	11
100	SkyWest, Inc.	1

Shares	Security Description	Value (000)
	Airlines (continued)
2,200	Spirit Airlines, Inc. (a)	$70
34,130	United Continental Holdings, Inc. (a)	1,068
7,530	US Airways Group, Inc. (a)	124
		1,639
	Airport Services — 0.00%
200	Wesco Aircraft Holdings, Inc. (a)	4
	Alternative Carriers — 0.33%
2,700	8x8, Inc. (a)	22
1,800	inContact, Inc. (a)	15
9,149	Iridium Communications, Inc. (a)	71
600	Lumos Networks Corp.	10
400	MagicJack VocalTec Ltd. (a)	6
19,623	Premiere Global Services, Inc. (a)	237
2,200	Towerstream Corp. (a)	6
		367
	Apparel Retail — 1.37%
40,265	Aeropostale, Inc. (a)	556
1,700	Ann, Inc. (a)	56
6,348	Chico's FAS, Inc.	108
400	Destination Maternity Corp.	10
3,100	Express, Inc. (a)	65
1,600	Francesca's Holdings Corp. (a)	44
600	Genesco, Inc. (a)	40
1,770	Jos. A. Bank Clothiers, Inc. (a)	73
700	New York & Co., Inc. (a)	4
2,970	Rue21, Inc. (a)	124
2,783	Shoe Carnival, Inc.	67
5,473	Stein Mart, Inc.	75
3,360	The Buckle, Inc.	175
2,929	The Cato Corp.	73
244	The Children's Place Retail Stores, Inc. (a)	13
600	The Finish Line, Inc., Class – A	13
400	Tilly's, Inc., Class – A Shares (a)	6
3,200	Wet Seal, Inc. (a)	15
800	Zumiez, Inc. (a)	23
		1,540
	Apparel, Accessories & Luxury Goods — 1.18%
1,911	G-III Apparel Group Ltd. (a)	92
2,520	Hanesbrands, Inc.	130
3,878	Maidenform Brands, Inc. (a)	67
53	Movado Group, Inc.	2
500	Oxford Industries, Inc.	31
44,183	The Jones Group, Inc.	608
900	True Religion Apparel, Inc.	28
4,672	Under Armour, Inc., Class – A (a)	279
4,500	Vera Bradley, Inc. (a)	97
		1,334
	Application Software — 2.29%
1,458	ACI Worldwide, Inc. (a)	68
1,700	Actuate Corp. (a)	11
5,480	Advent Software, Inc. (a)	192

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Application Software (continued)
900	American Software, Inc.	$8
4,750	Aspen Technology, Inc. (a)	137
1,600	Blackbaud, Inc.	52
1,400	Bottomline Technologies, Inc. (a)	35
1,000	BroadSoft, Inc. (a)	28
1,400	Callidus Software, Inc. (a)	9
6,490	Compuware Corp.	67
790	Comverse, Inc. (a)	24
300	Digimarc Corp.	6
796	Ebix, Inc.	7
1,000	Ellie Mae, Inc. (a)	23
5,171	EPIQ Systems, Inc.	70
1,129	ePlus, Inc.	68
2,751	Fair Isaac Corp.	126
600	Guidance Software, Inc. (a)	5
1,500	Guidewire Software, Inc. (a)	63
559	Interactive Intelligence Group (a)	29
1,400	Jive Software, Inc. (a)	25
703	Manhattan Associates, Inc. (a)	54
3,493	Mentor Graphics Corp.	68
304	MicroStrategy, Inc., Class – A (a)	26
800	Mitek Systems, Inc. (a)	5
300	Model N, Inc.	7
1,400	Monotype Imaging Holdings, Inc.	36
1,300	NetScout Systems, Inc. (a)	30
600	Pegasystems, Inc.	20
800	PROS Holdings, Inc. (a)	24
11,601	PTC, Inc. (a)	285
210	QAD, Inc., Class – A	2
3,100	QLIK Technologies, Inc. (a)	88
1,700	RealPage, Inc. (a)	31
200	Silver Spring Networks, Inc.	5
2,723	SolarWinds, Inc. (a)	106
2,100	SS&C Technologies Holdings, Inc. (a)	69
1,100	Synchronoss Technologies, Inc. (a)	34
1,100	Tangoe, Inc. (a)	17
12,818	Telenav, Inc. (a)	67
992	The Ultimate Software Group, Inc. (a)	116
3,185	TIBCO Software, Inc. (a)	68
17,791	TiVo, Inc. (a)	197
1,147	Tyler Technologies, Inc. (a)	79
1,864	Verint Systems, Inc. (a)	66
1,600	VirnetX Holding Corp. (a)	32
		2,585
	Asset Management & Custody Ban — 0.01%
500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6
	Asset Management & Custody Banks — 0.67%
6,434	Calamos Asset Management, Inc., Class – A	68
700	Cohen & Steers, Inc.	24
100	Diamond Hill Investment Group, Inc.	9

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
13,228	Fifth Street Finance Corp.	$138
1,800	Financial Engines, Inc.	82
247	GAMCO Investors, Inc., Class – A	14
100	ICG Group, Inc. (a)	1
2,601	Main Street Capital Corp.	72
300	Pzena Investment Management, Inc., Class – A	2
209	Virtus Investment Partners, Inc. (a)	37
5,904	Waddell & Reed Financial, Inc., Class – A	257
258	Westwood Holdings Group, Inc.	11
3,600	WisdomTree Investments, Inc. (a)	42
		757
	Auto Components — 0.11%
1,300	Accuride Corp. (a)	7
1,700	American Axle & Manufacturing Holdings, Inc. (a)	32
700	Douglas Dynamics, Inc.	9
900	Stoneridge, Inc. (a)	10
3,786	Superior Industries, Inc.	65
		123
	Auto Parts & Equipment — 1.39%
2,588	Autoliv, Inc.	200
33,250	Dana Holding Corp.	640
908	Dorman Products, Inc.	41
800	Drew Industries, Inc.	31
4,246	Fuel Systems Solutions, Inc. (a)	76
1,100	Gentherm, Inc. (a)	20
11,221	Modine Manufacturing Co. (a)	122
2,476	Standard Motor Products, Inc.	85
3,480	Tenneco, Inc. (a)	158
200	Tower International, Inc. (a)	4
1,830	TRW Automotive Holdings Corp. (a)	122
1,099	Visteon Corp. (a)	69
		1,568
	Automobile Manufacturers — 0.02%
1,000	Winnebago Industries, Inc. (a)	21
	Automotive Retail — 0.27%
200	America's Car-Mart, Inc. (a)	9
1,000	Asbury Automotive Group, Inc. (a)	40
1,091	Group 1 Automotive, Inc.	70
800	Lithia Motors, Inc., Class – A	43
1,100	Monro Muffler Brake, Inc.	53
400	Penske Automotive Group, Inc.	12
3,672	Sonic Automotive, Inc., Class – A	78
		305
	Biotechnology — 2.50%
2,400	Acadia Pharmaceuticals, Inc. (a)	44
3,500	Achillion Pharmaceuticals, Inc. (a)	29
1,500	Acorda Therapeutics, Inc. (a)	49
2,000	Alnylam Pharmaceuticals, Inc. (a)	62
800	AMAG Pharmaceuticals, Inc. (a)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,100	Amicus Therapeutics, Inc. (a)	$3
600	Anacor Pharmaceuticals, Inc. (a)	3
6,900	Arena Pharmaceuticals, Inc. (a)	53
2,200	ArQule, Inc. (a)	5
4,300	Array BioPharma, Inc. (a)	20
1,034	BioMarin Pharmaceutical, Inc. (a)	58
1,200	BioTime, Inc. (a)	5
4,000	Cell Therapeutics, Inc. (a)	4
2,700	Celldex Therapeutics, Inc. (a)	42
8,380	Cepheid, Inc. (a)	288
2,400	Chelsea Therapeutics International Ltd. (a)	6
900	ChemoCentryx, Inc. (a)	13
300	Chimerix, Inc.	7
500	Clovis Oncology, Inc. (a)	33
700	Coronado Biosciences, Inc. (a)	6
4,619	Cubist Pharmaceuticals, Inc. (a)	223
2,200	Curis, Inc. (a)	7
716	Cytokinetics, Inc. (a)	9
1,900	Cytori Therapeutics, Inc. (a)	4
5,800	Dendreon Corp. (a)	24
300	Durata Therapeutics, Inc. (a)	2
3,800	Dyax Corp. (a)	13
6,200	Dynavax Technologies Corp. (a)	7
4,847	Emergent BioSolutions, Inc. (a)	70
40,474	Enzon Pharmaceuticals, Inc.	81
200	Epizyme, Inc.	6
2,400	Exact Sciences Corp. (a)	33
600	Fibrocell Science, Inc.	4
3,000	Galena Biopharma, Inc. (a)	7
4,100	Genomic Health, Inc. (a)	130
900	GTx, Inc. (a)	6
3,400	Halozyme Therapeutics, Inc. (a)	27
800	Horizon Pharma, Inc. (a)	2
300	Hyperion Therapeutics, Inc. (a)	7
3,000	Idenix Pharmaceuticals, Inc. (a)	11
2,300	ImmunoGen, Inc. (a)	38
2,700	Immunomedics, Inc. (a)	15
1,700	Infinity Pharmaceuticals, Inc. (a)	28
1,000	Insmed, Inc. (a)	12
200	Intercept Pharmaceuticals, Inc. (a)	9
10,490	InterMune, Inc. (a)	101
3,200	Ironwood Pharmaceuticals, Inc. (a)	32
4,000	Isis Pharmaceuticals, Inc. (a)	107
300	KaloBios Pharmaceuticals, Inc. (a)	2
3,100	Keryx Biopharmaceuticals, Inc. (a)	23
400	KYTHERA Biopharmaceuticals, Inc. (a)	11
7,600	Lexicon Pharmaceuticals, Inc. (a)	16
616	Ligand Pharmaceuticals, Inc., Class – B (a)	23
5,100	MannKind Corp. (a)	33
3,300	Merrimack Pharmaceuticals, Inc. (a)	22

Shares	Security Description	Value (000)
	Biotechnology (continued)
3,000	MiMedx Group, Inc. (a)	$21
1,400	Momenta Pharmaceuticals, Inc. (a)	21
7,462	Myriad Genetics, Inc. (a)	201
24,085	Nanosphere, Inc. (a)	74
2,500	Neurocrine Biosciences, Inc. (a)	33
600	NewLink Genetics Corp. (a)	12
4,900	Novavax, Inc. (a)	10
2,200	NPS Pharmaceuticals, Inc. (a)	33
1,000	Omeros Corp. (a)	5
600	OncoGenex Pharmaceutical, Inc. (a)	6
5,100	Opko Health, Inc. (a)	36
3,100	Orexigen Therapeutics, Inc. (a)	18
700	Osiris Therapeutics, Inc. (a)	7
300	OvaScience, Inc.	4
13,835	PDL BioPharma, Inc.	107
4,900	Peregrine Pharmaceuticals, Inc. (a)	6
300	Portola Pharmaceuticals, Inc. (a)	7
1,800	Progenics Pharmaceuticals, Inc. (a)	8
800	Puma Biotechnology, Inc. (a)	35
200	Receptos, Inc. (a)	4
400	Regulus Therapeutics, Inc. (a)	4
1,000	Repligen Corp. (a)	8
2,000	Sangamo BioSciences, Inc. (a)	16
1,100	Sarepta Therapeutics, Inc. (a)	42
1,400	SciClone Pharmaceuticals, Inc. (a)	7
1,300	SIGA Technologies, Inc. (a)	4
300	Stemline Therapeutics, Inc.	7
1,200	Sunesis Pharmaceuticals, Inc. (a)	6
600	Synageva BioPharma Corp. (a)	25
2,900	Synergy Pharmaceuticals, Inc. (a)	13
1,500	Synta Pharmaceuticals Corp. (a)	7
500	Tesaro, Inc. (a)	16
400	Tetraphase Pharmaceuticals, Inc.	3
500	TG Therapeutics, Inc.	3
1,600	Threshold Pharmaceuticals, Inc. (a)	8
1,200	Trius Therapeutics, Inc. (a)	10
1,073	United Therapeutics Corp. (a)	71
1,200	Vanda Pharmaceuticals, Inc. (a)	10
500	Verastem, Inc. (a)	7
3,000	Vical, Inc. (a)	9
2,000	XOMA Corp. (a)	7
2,500	ZIOPHARM Oncology, Inc. (a)	5
2,198	Zogenix, Inc. (a)	4
		2,833
	Brewers — 0.04%
200	Craft Brew Alliance, Inc. (a)	2
282	The Boston Beer Co., Inc., Class – A (a)	48
		50
	Broadcasting — 0.14%
1,300	Belo Corp.	18
400	Crown Media Holdings, Inc., Class – A (a)	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Broadcasting (continued)
2,100	Cumulus Media, Inc., Class – A (a)	$7
2,000	Entravision Communications Corp., Class – A (a)	12
300	Hemisphere Media Group, Inc.	4
1,100	Nexstar Broadcasting Group, Inc., Class – A	39
2,500	Sinclair Broadcast Group, Inc.	73
		154
	Building Products — 1.38%
5,544	A.O. Smith Corp.	201
650	AAON, Inc.	22
400	American Woodmark Corp. (a)	14
3,680	Apogee Enterprises, Inc.	88
1,700	Builders FirstSource, Inc. (a)	10
35,697	Griffon Corp.	402
600	Insteel Industries, Inc.	11
5,640	Lennox International, Inc.	364
600	NCI Building Systems, Inc. (a)	9
300	Nortek, Inc. (a)	19
200	Patrick Industries, Inc. (a)	4
1,200	PGT, Inc. (a)	10
500	Ply Gem Holdings, Inc. (a)	10
100	Simpson Manufacturing Co., Inc.	3
2,820	Trex Co., Inc. (a)	134
4,856	Universal Forest Products, Inc.	194
2,800	USG Corp. (a)	65
		1,560
	Capital Markets — 0.06%
7,251	BlackRock Kelso Capital Corp.	68
	Casinos & Gaming — 0.38%
3,635	Ameristar Casinos, Inc.	96
2,000	Boyd Gaming Corp. (a)	23
1,300	Caesars Entertainment Corp. (a)	18
1,353	Churchill Downs, Inc.	107
4,206	Monarch Casino & Resort, Inc. (a)	71
1,000	Multimedia Games Holding Co., Inc. (a)	26
1,900	Pinnacle Entertainment, Inc. (a)	37
1,300	Scientific Games Corp. (a)	15
2,100	SHFL Entertainment, Inc. (a)	37
		430
	Catalog Retail — 0.06%
1,200	HSN, Inc.	64
1,200	ValueVision Media, Inc., Class – A (a)	6
		70
	Chemicals — 0.02%
2,600	Ferro Corp. (a)	18
	Coal & Consumable Fuels — 0.30%
4,026	Cloud Peak Energy, Inc. (a)	66
2,500	CONSOL Energy, Inc.	68
8,134	Hallador Energy Co.	65
19,800	KiOR, Inc., Class – A (a)	113

Shares	Security Description	Value (000)
	Coal & Consumable Fuels (continued)
1,700	Solazyme, Inc. (a)	$20
3,100	Uranium Energy Corp. (a)	6
		338
	Commercial Banks — 0.41%
2,762	1st Source, Inc.	66
1,928	Enterprise BanCorp, Inc.	36
3,570	First Bancorp, Inc.	50
800	First Financial Bankshares, Inc.	45
400	Home Bancshares, Inc.	10
3,414	S & T BanCorp, Inc.	67
1,150	SVB Financial Group (a)	96
1,087	The Bank of Kentucky Financial Corp.	31
1,759	Wintrust Financial Corp.	67
		468
	Commercial Printing — 0.17%
3,173	Deluxe Corp.	110
3,838	Ennis, Inc.	66
1,600	InnerWorkings, Inc. (a)	17
		193
	Commercial Services & Supplies — 0.11%
100	G & K Services, Inc.	5
1,100	Geo Group, Inc.	37
100	Mobile Mini, Inc. (a)	3
2,586	Multi-Color Corp.	78
		123
	Commodity Chemicals — 0.55%
700	Arabian American Development Co. (a)	6
2,435	Axiall Corp.	104
1,800	Calgon Carbon Corp. (a)	30
300	Hawkins, Inc.	12
700	Koppers Holdings, Inc.	27
5,063	Methanex Corp.	217
7,790	Tronox Ltd., Class – A	157
698	Westlake Chemical Corp.	67
		620
	Communications Equipment — 1.02%
3,865	ADTRAN, Inc.	95
200	Alliance Fiber Optic Products, Inc.	4
100	Anaren, Inc. (a)	2
8,168	Arris Group, Inc. (a)	117
10,889	Aruba Networks, Inc. (a)	167
2,710	Black Box Corp.	69
1,300	CalAmp Corp. (a)	19
1,246	Calix, Inc. (a)	13
2,700	Ciena Corp. (a)	52
3,900	Infinera Corp. (a)	42
1,448	InterDigital, Inc.	65
2,000	Ixia (a)	37
500	KVH Industries, Inc. (a)	7
479	Loral Space & Communications, Inc.	29
3,786	Oplink Communications, Inc. (a)	66

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
3,100	ParkerVision, Inc. (a)	$14
1,400	Plantronics, Inc.	61
100	Procera Networks, Inc. (a)	1
6,057	Riverbed Technology, Inc. (a)	94
1,600	Ruckus Wireless, Inc. (a)	20
300	ShoreTel, Inc. (a)	1
700	Sonus Networks, Inc. (a)	2
400	Ubiquiti Networks, Inc.	7
1,444	ViaSat, Inc. (a)	103
27,259	Westell Technologies, Inc., Class – A (a)	65
		1,152
	Computer & Electronics Retail — 0.55%
13,103	Rent-A-Center, Inc.	492
2,263	REX American Resources Corp. (a)	65
7,082	Systemax, Inc.	67
		624
	Computer Hardware — 0.03%
700	Cray, Inc. (a)	14
1,200	Silicon Graphics International Corp. (a)	16
		30
	Computer Storage & Peripherals — 0.37%
600	Datalink Corp. (a)	6
900	Electronics for Imaging, Inc. (a)	25
1,900	Fusion-io, Inc. (a)	27
1,000	Immersion Corp. (a)	13
2,200	Intermec, Inc. (a)	22
2,254	Lexmark International, Inc., Class – A	69
7,135	QLogic Corp. (a)	68
4,740	Synaptics, Inc. (a)	183
		413
	Construction & Engineering — 1.74%
2,195	AECOM Technology Corp. (a)	70
200	Aegion Corp. (a)	5
400	Dycom Industries, Inc. (a)	9
3,443	Foster Wheeler AG (a)	75
800	Furmanite Corp. (a)	5
300	Great Lakes Dredge & Dock Co.	2
1,516	Jacobs Engineering Group, Inc. (a)	84
5,290	KBR, Inc.	172
7,755	MasTec, Inc. (a)	255
15,120	McDermott International, Inc. (a)	124
2,490	Michael Baker Corp.	68
3,450	MYR Group, Inc. (a)	67
2,394	Northwest Pipe Co. (a)	67
500	Pike Electric Corp.	6
9,733	Primoris Services Corp.	192
6,847	Quanta Services, Inc. (a)	181
7,367	Sterling Construction Co., Inc. (a)	67
28,210	Tutor Perini Corp. (a)	510
		1,959
	Construction & Farm Machinery — 0.00%
400	Manitex International, Inc.	4

Shares	Security Description	Value (000)
	Construction & Farm Machinery & Heavy Trucks — 1.11%
1,669	Alamo Group, Inc.	$68
1,626	CNH Global NV – NYS	68
600	Commercial Vehicle Group, Inc. (a)	4
2,200	Federal Signal Corp. (a)	19
454	Lindsay Corp.	34
20,080	Meritor, Inc. (a)	142
4,334	Miller Industries, Inc.	67
1,195	NACCO Industries, Inc., Class – A	68
1,858	Oshkosh Corp. (a)	71
5,612	Titan International, Inc.	95
1,815	Trinity Industries, Inc.	70
29,690	Wabash National Corp. (a)	302
2,215	WABCO Holdings, Inc. (a)	165
2,417	Westport Innovations, Inc. (a)	81
		1,254
	Construction Materials — 0.67%
7,400	CaesarStone Sdot Yam Ltd. (a)	202
5,340	Eagle Materials, Inc.	354
2,800	Headwaters, Inc. (a)	25
1,280	Martin Marietta Materials, Inc.	126
700	Texas Industries, Inc. (a)	46
100	United States Lime & Minerals, Inc. (a)	5
500	US Concrete, Inc.	8
		766
	Consumer Electronics — 0.22%
3,298	Harman International Industries, Inc.	179
2,384	Universal Electronics, Inc. (a)	67
		246
	Consumer Finance — 0.57%
1,419	Cash America International, Inc.	65
257	Credit Acceptance Corp. (a)	27
8,191	EZCORP, Inc., Class – A (a)	138
1,052	First Cash Financial Services, Inc. (a)	52
5,790	Green Dot Corp., Class – A (a)	116
1,860	Nelnet, Inc., Class – A	67
1,300	Netspend Holdings, Inc. (a)	21
4,382	Nicholas Financial, Inc.	66
100	Regional Management Corp. (a)	3
1,056	World Acceptance Corp. (a)	92
		647
	Containers & Packaging — 0.05%
7,500	Graphic Packaging Holding Co. (a)	58
	Data Processing & Outsourced S — 0.03%
400	Blackhawk Network Holdings, Inc. (a)	9
1,100	EVERTEC, Inc. (a)	24
1,500	Planet Payment, Inc. (a)	4
		37
	Data Processing & Outsourced Services — 1.23%
2,577	Broadridge Financial Solutions, Inc.	68
1,613	Cardtronics, Inc. (a)	45

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
1,823	Cass Information Systems, Inc.	$84
3,821	Convergys Corp.	67
2,942	CoreLogic, Inc. (a)	68
3,786	CSG Systems International, Inc. (a)	82
1,032	DST Systems, Inc.	67
600	Echo Global Logistics, Inc. (a)	12
1,200	Exlservice Holdings, Inc. (a)	35
10,930	Global Cash Access Holdings, Inc. (a)	68
1,534	Global Payments, Inc.	71
1,300	Heartland Payment Systems, Inc.	48
4,606	Jack Henry & Associates, Inc.	217
187	MoneyGram International, Inc. (a)	4
3,199	Syntel, Inc.	201
3,323	TeleTech Holdings, Inc. (a)	78
4,030	VeriFone Systems, Inc. (a)	68
1,362	WEX, Inc. (a)	104
		1,387
	Department Stores — 0.07%
815	Dillard's, Inc., Class – A	67
500	The Bon-Ton Stores, Inc.	9
		76
	Distributors — 0.14%
56	Core-Mark Holding Co., Inc.	4
1,700	Pool Corp.	89
5,447	VOXX International Corp. (a)	67
		160
	Diversified Banks — 0.06%
2,977	Banco Latinoamericano de Comercio Exterior SA, Class – E	67
	Diversified Capital Markets — 0.02%
1,100	HFF, Inc.	20
	Diversified Chemicals — 0.48%
5,943	Cabot Corp.	222
3,232	FMC Corp.	197
400	LSB Industries, Inc. (a)	12
4,714	Olin Corp.	113
		544
	Diversified Consumer Services — 0.09%
2,400	Stewart Enterprises, Inc., Class – A	31
1,485	Weight Watchers International, Inc.	68
		99
	Diversified Metals & Mining — 0.32%
400	AMCOL International Corp.	13
13,730	Globe Specialty Metals, Inc.	149
8,270	Horsehead Holding Corp. (a)	106
400	Materion Corp.	11
4,747	SunCoke Energy, Inc. (a)	67
800	US Silica Holdings, Inc.	17
		363
	Diversified Real Estate Activities — 0.25%
4,286	Alexander & Baldwin, Inc. (a)	170

Shares	Security Description	Value (000)
	Diversified Real Estate Activities (continued)
2,898	Coresite Realty Corp.	$92
500	Tejon Ranch Co. (a)	14
		276
	Diversified Real Estate Investment Trusts — 0.36%
7,820	CapLease, Inc.	66
2,905	Colonial Properties Trust	70
6,815	Cousins Properties, Inc.	69
1,643	PS Business Parks, Inc.	119
700	Washington Real Estate Investment Trust	19
5,792	Winthrop Realty Trust, Inc.	70
		413
	Diversified REITs — 0.01%
900	American Realty Capital Properties, Inc.	14
	Diversified Support Services — 0.33%
400	Comfort Systems USA, Inc.	6
400	EnerNOC, Inc. (a)	5
2,500	Healthcare Services Group, Inc.	61
1,200	Higher One Holdings, Inc. (a)	14
5,440	KAR Auction Services, Inc.	124
400	McGrath Rentcorp	14
800	Performant Financial Corp. (a)	9
2,421	Ritchie Bros. Auctioneers, Inc.	47
300	TMS International Corp., Class – A	4
998	UniFirst Corp.	91
		375
	Drug Retail — 0.04%
15,900	Rite Aid Corp. (a)	45
	Education Services — 0.58%
600	American Public Education, Inc. (a)	22
3,446	Apollo Group, Inc., Class – A (a)	61
5,524	Bridgepoint Education, Inc. (a)	67
400	Bright Horizons Family Solutions, Inc. (a)	14
2,013	Capella Education Co. (a)	84
900	Education Management Corp. (a)	5
1,650	Grand Canyon Education, Inc. (a)	53
800	ITT Educational Services, Inc. (a)	20
11,569	K12, Inc. (a)	304
423	Strayer Education, Inc.	21
		651
	Electric Utilities — 0.70%
1,377	ALLETE, Inc.	69
2,500	Avista Corp.	68
6,650	El Paso Electric Co.	235
1,410	IDACORP, Inc.	67
1,518	ITC Holdings Corp.	139
2,236	Portland General Electric Co.	68
3,065	The Empire District Electric Co.	68
1,637	UNS Energy Corp.	73
		787
	Electrical Components & Equipment — 0.00%
1,000	Revolution Lighting Technologies, Inc. (a)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment — 2.65%
1,547	Acuity Brands, Inc.	$117
198	Analogic Corp.	14
8,598	Anixter International, Inc. (a)	652
9,712	Belden, Inc.	485
19,025	Brady Corp.	585
3,520	Chase Corp.	79
300	Coleman Cable, Inc.	5
2,058	Encore Wire Corp.	70
5,913	EnerSys	290
300	Enphase Energy, Inc. (a)	2
1,600	Franklin Electric Co., Inc.	54
5,700	FuelCell Energy, Inc. (a)	7
1,900	Generac Holdings, Inc.	70
18,114	GrafTech International Ltd. (a)	132
1,775	Hubbell, Inc., Class – B	176
1,700	Polypore International, Inc. (a)	69
998	Preformed Line Products Co.	66
1,000	Thermon Group Holdings, Inc. (a)	20
2,500	Woodward, Inc.	100
		2,993
	Electrical Equipment — 0.01%
100	General Cable Corp.	3
700	PowerSecure International, Inc. (a)	11
		14
	Electronic Components — 1.16%
2,018	Dolby Laboratories, Inc., Class – A	68
9,123	DTS, Inc. (a)	188
2,000	InvenSense, Inc. (a)	31
3,094	Littelfuse, Inc.	231
1,063	Regal-Beloit Corp.	69
10,573	Rogers Corp. (a)	500
5,542	Universal Display Corp. (a)	156
4,868	Vishay Intertechnology, Inc. (a)	68
		1,311
	Electronic Equipment & Instruments — 0.60%
1,600	Cognex Corp.	72
746	Coherent, Inc.	41
300	Daktronics, Inc.	3
600	FARO Technologies, Inc. (a)	20
4,150	Itron, Inc. (a)	176
100	Mesa Laboratories, Inc.	5
600	MTS Systems Corp.	34
5,171	National Instruments Corp.	144
5,040	Newport Corp. (a)	70
629	OSI Systems, Inc. (a)	41
2,608	Rofin-Sinar Technologies, Inc. (a)	65
		671
	Electronic Equipment, Instruments & Components — 0.01%
700	Methode Electronics, Inc.	12

Shares	Security Description	Value (000)
	Electronic Manufacturing Services — 0.76%
27,151	Flextronics International Ltd. (a)	$210
2,300	IPG Photonics Corp.	140
6,587	Jabil Circuit, Inc.	134
1,100	Maxwell Technologies, Inc. (a)	8
500	Measurement Specialties, Inc. (a)	23
4,565	Multi-Fineline Electronix, Inc. (a)	68
800	Neonode, Inc. (a)	5
2,324	Plexus Corp. (a)	69
4,344	Trimble Navigation Ltd. (a)	113
8,235	TTM Technologies, Inc. (a)	69
400	Uni-Pixel, Inc.	6
		845
	Energy Equipment & Services — 0.01%
100	Hornbeck Offshore Services, Inc. (a)	5
61	SEACOR Holdings, Inc.	5
		10
	Environmental & Facilities Services — 0.07%
700	Acorn Energy, Inc.	6
1,300	Casella Waste Systems, Inc. (a)	6
200	CECO Environmental Corp.	2
311	Heritage-Crystal Clean, Inc. (a)	5
396	Standard Parking Corp. (a)	8
700	Team, Inc. (a)	26
200	Tetra Tech, Inc. (a)	5
700	US Ecology, Inc.	19
		77
	Fertilizers & Agricultural Chemicals — 0.02%
1,000	American Vanguard Corp.	23
	Food & Staples Retailing — 0.06%
5,377	Tesco Corp. (a)	71
	Food Distributors — 0.21%
400	Chefs' Warehouse Holdings LLC (a)	7
2,962	Nash Finch Co.	65
3,671	Spartan Stores, Inc.	68
1,732	United Natural Foods, Inc. (a)	94
		234
	Food Products — 0.06%
200	Farmer Brothers Co.	3
2,492	Fresh Del Monte Produce, Inc.	69
		72
	Food Retail — 0.43%
50	Arden Group, Inc., Class – A	6
1,359	Casey's General Stores, Inc.	82
200	Fairway Group Holdings Corp. (a)	5
200	Harris Teeter Supermarkets, Inc.	9
2,698	Ingles Markets, Inc., Class – A	68
300	Natural Grocers by Vitamin Cottage, Inc. (a)	9
5,400	SUPERVALU, Inc. (a)	34
600	Susser Holdings Corp. (a)	29
1,263	The Andersons, Inc.	67
3,519	The Fresh Market, Inc. (a)	175

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Retail (continued)
100	The Pantry, Inc. (a)	$1
100	Village Super Market, Inc., Class – A	3
		488
	Footwear — 1.13%
2,700	Crocs, Inc. (a)	45
5,351	Deckers Outdoor Corp. (a)	270
3,319	Iconix Brand Group, Inc. (a)	98
4,270	R.G. Barry Corp.	69
17,358	Skechers USA, Inc., Class – A (a)	417
1,439	Steven Madden Ltd. (a)	70
1,700	Tumi Holdings, Inc. (a)	41
4,987	Wolverine World Wide, Inc.	272
		1,282
	Forest Products — 0.08%
500	Boise Cascade Co. (a)	13
389	Deltic Timber Corp.	22
3,600	Louisiana-Pacific Corp. (a)	53
		88
	Gas Utilities — 0.43%
1,262	Chesapeake Utilities Corp.	65
246	South Jersey Industries, Inc.	14
1,444	Southwest Gas Corp.	68
1,474	The Laclede Group, Inc.	67
6,980	UGI Corp.	273
		487
	General Merchandise Stores — 0.22%
11,119	Fred's, Inc., Class – A	172
5,179	Gordmans Stores, Inc. (a)	70
		242
	Gold — 0.12%
4,550	Agnico-Eagle Mines Ltd.	125
4,900	Midway Gold Corp. (a)	5
		130
	Health Care Distributors — 0.67%
2,124	MWI Veterinary Supply, Inc. (a)	262
12,578	Owens & Minor, Inc.	426
5,070	PharMerica Corp. (a)	70
		758
	Health Care Equipment — 2.33%
800	Abaxis, Inc.	38
3,910	Abiomed, Inc. (a)	84
2,615	Accuray, Inc. (a)	15
800	ArthroCare Corp. (a)	28
700	AtriCure, Inc. (a)	7
1,000	BIOLASE, Inc. (a)	4
800	Cantel Medical Corp.	27
700	Cardiovascular Systems, Inc. (a)	15
10,902	CryoLife, Inc.	68
1,000	Cyberonics, Inc. (a)	52
23,737	DexCom, Inc. (a)	533

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
1,600	Edwards Lifesciences Corp. (a)	$108
100	Exactech, Inc. (a)	2
1,000	GenMark Diagnostics, Inc. (a)	11
2,000	Globus Medical, Inc. (a)	34
2,048	Greatbatch, Inc. (a)	67
590	HeartWare International, Inc. (a)	56
18,634	Insulet Corp. (a)	585
400	Integra LifeSciences Holdings Corp. (a)	15
4,706	Invacare Corp.	68
13,520	MAKO Surgical Corp. (a)	163
1,800	Masimo Corp.	38
700	Natus Medical, Inc. (a)	10
4,100	Navidea Biopharmaceuticals, Inc. (a)	11
400	NuVasive, Inc. (a)	10
2,000	NxStage Medical, Inc. (a)	29
200	PhotoMedex, Inc. (a)	3
200	Rockwell Medical Technologies, Inc. (a)	1
2,814	Sirona Dental Systems, Inc. (a)	185
3,718	STERIS Corp.	159
500	SurModics, Inc. (a)	10
18,605	Symmetry Medical, Inc. (a)	157
2,000	Volcano Corp. (a)	36
600	Zeltiq Aesthetics, Inc. (a)	4
		2,633
	Health Care Equipment & Supplies — 0.06%
2,100	Thoratec Corp. (a)	66
	Health Care Facilities — 1.31%
1,300	Acadia Healthcare Co., Inc. (a)	43
2,219	AmSurg Corp. (a)	78
1,000	Capital Senior Living Corp. (a)	24
1,400	Emeritus Corp. (a)	32
12,943	Five Star Quality Care, Inc. (a)	73
4,962	HealthSouth Corp. (a)	143
6,488	LifePoint Hospitals, Inc. (a)	317
1,409	National Healthcare Corp.	67
700	Skilled Healthcare Group, Inc. (a)	5
2,596	The Ensign Group, Inc.	91
400	U.S. Physical Therapy, Inc.	11
1,000	Vanguard Health Systems, Inc. (a)	21
22,080	VCA Antech, Inc. (a)	576
		1,481
	Health Care Providers & Services — 0.15%
5,322	Amedisys, Inc. (a)	62
1,100	Gentiva Health Services, Inc. (a)	11
500	Hanger, Inc. (a)	16
800	Healthways, Inc. (a)	14
5,117	Kindred Healthcare, Inc. (a)	67
		170
	Health Care Services — 1.17%
2,100	Accretive Health, Inc. (a)	23
1,374	Air Methods Corp.	47

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Services (continued)
3,404	Almost Family, Inc.	$65
1,700	AMN Healthcare Services, Inc. (a)	24
900	Bio-Reference Laboratories, Inc. (a)	26
500	BioScrip, Inc. (a)	8
3,314	Catamaran Corp. (a)	161
1,585	Chemed Corp.	115
455	CorVel Corp. (a)	13
1,100	ExamWorks Group, Inc. (a)	23
10,401	HMS Holdings Corp. (a)	242
600	IPC The Hospitalist Co., Inc. (a)	31
337	Landauer, Inc.	16
3,116	LHC Group, Inc. (a)	61
2,295	MEDNAX, Inc. (a)	210
100	National Research Corp., Class – A (a)	2
2,931	Providence Service Corp. (a)	85
8,276	Select Medical Holdings Corp.	68
2,500	Team Health Holdings, Inc. (a)	103
		1,323
	Health Care Supplies — 1.35%
2,600	Align Technology, Inc. (a)	96
300	Anika Therapeutics, Inc. (a)	5
4,100	Antares Pharma, Inc. (a)	17
56	Atrion Corp.	12
2,200	Cerus Corp. (a)	10
200	Cynosure, Inc. (a)	5
2,100	Endologix, Inc. (a)	28
1,858	Haemonetics Corp. (a)	77
400	ICU Medical, Inc. (a)	29
1,500	Meridian Bioscience, Inc.	32
3,773	Neogen Corp. (a)	210
1,000	Quidel Corp. (a)	26
400	Rochester Medical Corp. (a)	6
1,300	STAAR Surgical Co. (a)	13
900	TearLab Corp. (a)	10
4,604	The Cooper Cos., Inc.	548
1,500	The Spectranetics Corp. (a)	28
38,160	Unilife Corp. (a)	121
100	Utah Medical Products, Inc.	5
700	Vascular Solutions, Inc. (a)	10
3,400	West Pharmaceutical Services, Inc.	239
		1,527
	Health Care Technology — 0.47%
2,393	athenahealth, Inc. (a)	203
395	Computer Programs & Systems, Inc.	19
500	Greenway Medical Technologies, Inc. (a)	6
700	HealthStream, Inc. (a)	18
2,200	MedAssets, Inc. (a)	39
960	Medidata Solutions, Inc. (a)	74
1,800	Merge Healthcare, Inc. (a)	6
6,180	Omnicell, Inc. (a)	127

Shares	Security Description	Value (000)
	Health Care Technology (continued)
1,480	Quality Systems, Inc.	$28
600	Vocera Communications, Inc. (a)	9
		529
	Heavy Electrical Equipment — 0.04%
900	AZZ, Inc.	35
11,200	Capstone Turbine Corp. (a)	13
		48
	Home Entertainment Software — 0.20%
6,790	Electronic Arts, Inc. (a)	156
2,000	Glu Mobile, Inc. (a)	4
1,200	RealD, Inc. (a)	17
400	Rosetta Stone, Inc. (a)	6
3,000	Take-Two Interactive Software, Inc. (a)	45
		228
	Home Furnishings — 0.03%
800	Ethan Allen Interiors, Inc.	23
500	La-Z-Boy, Inc.	10
		33
	Home Improvement Retail — 0.09%
949	Lumber Liquidators Holdings, Inc. (a)	74
200	Sears Hometown And Outlet Stores, Inc. (a)	9
700	The Tile Shop Holdings, Inc. (a)	20
		103
	Homebuilding — 0.13%
500	Beazer Homes USA, Inc. (a)	9
200	Cavco Industries, Inc. (a)	10
1,100	Meritage Homes Corp. (a)	48
1,700	The Ryland Group, Inc.	68
100	TRI Pointe Homes, Inc. (a)	2
500	William Lyon Homes, Class – A	13
		150
	Homefurnishing Retail — 0.41%
4,389	Kirkland's, Inc. (a)	76
500	Mattress Firm Holding Corp. (a)	20
3,400	Pier 1 Imports, Inc.	80
600	Restoration Hardware Holdings, Inc. (a)	45
9,578	Select Comfort Corp. (a)	240
		461
	Hotels, Resorts & Cruise Lines — 0.03%
1,500	Interval Leisure Group, Inc.	30
300	Morgans Hotel Group Co. (a)	2
		32
	Household Appliances — 0.29%
1,736	Helen of Troy Ltd. (a)	67
1,000	iRobot Corp. (a)	40
2,426	Snap-on, Inc.	217
		324
	Household Durables — 0.08%
2,900	Hovnanian Enterprises, Inc., Class – A (a)	16
3,000	KB Home	59
200	M/I Homes, Inc. (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
300	MDC Holdings, Inc.	$10
		90
	Household Products — 0.07%
200	Central Garden & Pet Co., Class – A (a)	1
100	Orchids Paper Products Co.	3
800	Spectrum Brands Holdings, Inc.	45
559	WD-40 Co.	30
		79
	Housewares & Specialties — 0.34%
3,804	American Greetings Corp., Class – A	69
400	Blyth, Inc.	6
2,656	CSS Industries, Inc.	66
400	EveryWare Global, Inc.	5
5,025	Lifetime Brands, Inc.	68
2,221	Tupperware Brands Corp.	173
		387
	Human Resource & Employment Services — 0.27%
254	Barrett Business Services, Inc.	13
500	GP Strategies Corp. (a)	12
800	Insperity, Inc.	24
3,887	Kelly Services, Inc., Class – A	68
1,000	Kforce, Inc.	15
3,854	Korn/Ferry International (a)	72
1,600	On Assignment, Inc. (a)	43
1,500	TrueBlue, Inc. (a)	32
900	WageWorks, Inc. (a)	31
		310
	Hypermarkets & Super Centers — 0.05%
688	PriceSmart, Inc.	60
	Industrial Conglomerates — 0.34%
1,728	Carlisle Cos., Inc.	108
6,692	Kimball International, Inc., Class – B	65
800	Libbey, Inc. (a)	19
1,280	Raven Industries, Inc.	38
25	Seaboard Corp.	68
1,377	Standex International Corp.	73
300	Tredegar Industries, Inc.	8
		379
	Industrial Machinery — 3.28%
18,575	Actuant Corp., Class – A	612
1,000	Altra Holdings, Inc.	27
3,688	Ampco-Pittsburgh Corp.	69
500	Badger Meter, Inc.	22
1,900	Blount International, Inc. (a)	22
3,495	Briggs & Stratton Corp.	69
1,114	Chart Industries, Inc. (a)	105
1,949	CIRCOR International, Inc.	99
1,800	CLARCOR, Inc.	94
700	Energy Recovery, Inc. (a)	3
400	ENPRO Industries, Inc. (a)	20

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
300	ESCO Technologies, Inc.	$10
400	Flow International Corp. (a)	1
400	Graham Corp.	12
25,184	Harsco Corp.	584
400	Hyster-Yale Materials Handling, Inc.	25
2,310	IDEX Corp.	124
4,277	John Bean Technologies Corp.	90
3,511	Kennametal, Inc.	136
4,474	Lincoln Electric Holdings, Inc.	256
1,000	Mueller Industries, Inc.	50
59,846	Mueller Water Products, Inc., Class – A	414
100	Omega Flex, Inc.	1
2,680	Pall Corp.	178
1,153	Pentair Ltd. – Registered	67
600	Proto Labs, Inc. (a)	39
800	RBC Bearings, Inc. (a)	42
1,100	Rexnord Corp. (a)	19
750	Sun Hydraulics Corp.	23
700	Tennant Co.	34
200	The ExOne Co. (a)	12
425	The Gorman-Rupp Co.	14
679	The Middleby Corp. (a)	115
1,400	TriMas Corp. (a)	52
1,895	Valmont Industries, Inc.	271
400	Xerium Technologies, Inc.	4
		3,715
	Industrial Real Estate Investment Trusts — 0.26%
1,000	DuPont Fabros Technology, Inc.	24
3,518	EastGroup Properties, Inc.	198
4,493	First Industrial Realty Trust, Inc.	68
		290
	Insurance — 0.08%
100	Enstar Group Ltd. (a)	13
200	Infinity Property & Casualty Corp.	12
6,271	Maiden Holdings Ltd.	70
		95
	Insurance Brokers — 0.01%
700	eHealth, Inc. (a)	16
	Integrated Oil & Gas — 0.25%
4,038	Interoil Corp. (a)	281
	Integrated Telecommunication Services — 0.07%
300	Atlantic Tele-Network, Inc.	15
100	Cbeyond, Inc. (a)	1
2,600	Cincinnati Bell, Inc. (a)	8
1,400	Consolidated Communications Holdings, Inc.	24
700	FairPoint Communications, Inc. (a)	6
1,100	General Communication, Inc., Class – A (a)	9
500	HickoryTech Corp.	5
500	IDT Corp., Class – B	9

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
500	Primus Telecommunications Group, Inc.	$6
		83
	Internet & Catalog Retail — 0.00%
700	1-800-FLOWERS.COM, Inc., Class – A (a)	4
	Internet Retail — 0.13%
400	Blue Nile, Inc. (a)	15
1,100	NutriSystem, Inc.	13
900	Orbitz Worldwide, Inc. (a)	7
400	Overstock.com, Inc. (a)	11
800	PetMed Express, Inc.	10
1,395	Shutterfly, Inc. (a)	78
800	Vitacost.com, Inc. (a)	7
		141
	Internet Software & Services — 2.87%
3,990	Akamai Technologies, Inc. (a)	170
900	Angie's List, Inc. (a)	24
1,000	Bazaarvoice, Inc. (a)	9
900	Blucora, Inc. (a)	17
16,200	Brightcove, Inc. (a)	142
400	Carbonite, Inc. (a)	5
200	ChannelAdvisor Corp.	3
15,477	Cogent Communications Group, Inc.	436
3,683	comScore, Inc. (a)	90
1,200	Constant Contact, Inc. (a)	19
1,500	Cornerstone OnDemand, Inc. (a)	65
1,400	DealerTrack Holdings, Inc. (a)	50
600	Demandware, Inc. (a)	25
9,115	Dice Holdings, Inc. (a)	84
3,589	Digital River, Inc. (a)	67
500	E2open, Inc. (a)	9
10,771	EarthLink, Inc.	67
500	eGain Corp.	5
800	Envestnet, Inc. (a)	20
1,500	ExactTarget, Inc. (a)	51
800	Global Eagle Entertainment, Inc. (a)	8
1,300	Global Sources Ltd. (a)	9
4,260	Intralinks Holdings, Inc. (a)	31
3,321	j2 Global, Inc.	141
941	Liquidity Services, Inc. (a)	33
2,100	LivePerson, Inc. (a)	19
800	LogMeln, Inc. (a)	20
300	Marin Software, Inc.	3
700	Market Leader, Inc. (a)	7
300	Marketo, Inc.	7
1,300	Millennial Media, Inc. (a)	11
68,725	Monster Worldwide, Inc. (a)	337
1,525	Move, Inc. (a)	20
2,400	NIC, Inc.	40
844	OpenTable, Inc. (a)	54
200	Perficient, Inc. (a)	3

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
25,555	QuinStreet, Inc. (a)	$221
300	Reis, Inc.	6
12,150	Responsys, Inc. (a)	174
800	SciQuest, Inc. (a)	20
400	Spark Networks, Inc. (a)	3
566	SPS Commerce, Inc. (a)	31
500	Stamps.com, Inc. (a)	20
1,800	Support.com, Inc. (a)	8
300	Travelzoo, Inc. (a)	8
900	Trulia, Inc. (a)	28
9,393	United Online, Inc.	71
3,000	Unwired Planet, Inc. (a)	6
5,501	ValueClick, Inc. (a)	136
1,200	VistaPrint NV (a)	59
100	Vocus, Inc. (a)	1
5,440	Web.com Group, Inc. (a)	139
1,300	WebMD Health Corp. (a)	38
1,000	XO Group, Inc. (a)	11
300	Xoom Corp. (a)	7
1,100	Yelp, Inc. (a)	38
700	Zillow, Inc., Class – A (a)	39
18,510	Zix Corp. (a)	78
		3,243
	Investment Banking & Brokerage — 0.73%
4,600	BGC Partners, Inc., Class – A	27
1,100	Evercore Partners, Inc., Class – A	43
5,387	FXCM, Inc., Class – A	88
1,000	Greenhill & Co., Inc.	46
4,012	International Fcstone, Inc. (a)	70
4,400	Ladenburg Thalmann Financial Services, Inc. (a)	7
2,500	LPL Financial Holdings, Inc.	94
3,637	Oppenheimer Holdings, Inc., Class – A	69
4,525	Raymond James Financial, Inc.	194
5,257	Stifel Financial Corp. (a)	188
		826
	IT Consulting & Other Services — 0.82%
3,691	Acxiom Corp. (a)	84
4,004	Booz Allen Hamilton Holding Corp.	70
1,093	CACI International, Inc., Class – A (a)	69
3,678	Computer Task Group, Inc.	84
800	EPAM Systems, Inc. (a)	22
500	Forrester Research, Inc.	18
5,747	iGATE Corp. (a)	94
2,500	Lionbridge Technologies, Inc. (a)	7
2,656	ManTech International Corp., Class – A	69
3,209	MAXIMUS, Inc.	239
4,000	Sapient Corp. (a)	52
2,200	ServiceSource International, Inc. (a)	21
315	The Hackett Group, Inc.	2
3,342	Unisys Corp. (a)	74

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Consulting & Other Services (continued)
700	Virtusa Corp. (a)	$16
		921
	IT Services — 0.05%
1,800	Euronet Worldwide, Inc. (a)	57
	Leisure Equipment & Products — 0.01%
1,100	Nautilus, Inc. (a)	10
	Leisure Facilities — 0.11%
813	Life Time Fitness, Inc. (a)	41
1,296	Vail Resorts, Inc.	80
		121
	Leisure Products — 0.35%
500	Arctic Cat, Inc.	22
3,100	Brunswick Corp.	99
2,677	Johnson Outdoors, Inc., Class – A (a)	67
14,420	Leapfrog Enterprises, Inc. (a)	142
400	Marine Products Corp.	3
2,400	Smith & Wesson Holding Corp. (a)	24
700	Sturm, Ruger & Co., Inc.	34
		391
	Life & Health Insurance — 0.47%
12,306	Primerica, Inc.	461
4,309	Symetra Financial Corp.	69
		530
	Life & Health Insurance — 1.02%
36,619	American Equity Investment Life Holding Co.	575
1,556	FBL Financial Group, Inc., Class – A	68
354	National Western Life Insurance Co., Class – A	67
9,798	Protective Life Corp.	376
1,389	StanCorp Financial Group, Inc.	69
		1,155
	Life Sciences Tools & Services — 0.92%
400	Accelerate Diagnostics, Inc.	3
16,952	Affymetrix, Inc. (a)	75
603	Bio-Rad Laboratories, Inc., Class – A (a)	68
5,363	Cambrex Corp. (a)	75
1,620	Charles River Laboratories International, Inc. (a)	66
6,900	Exelixis, Inc. (a)	31
900	Fluidigm Corp. (a)	16
200	Furiex Pharmaceuticals, Inc. (a)	7
14,089	Harvard Bioscience, Inc. (a)	67
2,680	Illumina, Inc. (a)	201
7,435	Luminex Corp. (a)	153
1,200	NeoGenomics, Inc. (a)	5
3,405	PAREXEL International Corp. (a)	156
5,067	QIAGEN NV (a)	101
4,100	Sequenom, Inc. (a)	17
		1,041
	Machinery — 0.01%
200	Albany International Corp.	7

Shares	Security Description	Value (000)
	Machinery (continued)
100	Watts Water Technologies, Inc.	$5
		12
	Managed Health Care — 0.68%
2,000	Centene Corp. (a)	105
1,190	Magellan Health Services, Inc. (a)	67
1,000	Molina Heathcare, Inc. (a)	37
3,084	Triple-S Management Corp., Class – A (a)	66
8,823	WellCare Health Plans, Inc. (a)	490
		765
	Marine — 0.20%
2,807	International Shipholding Corp.	65
1,491	Kirby Corp. (a)	119
1,500	Matson, Inc.	38
		222
	Marine Ports & Services — 0.06%
2,930	CAI International, Inc. (a)	69
	Media — 0.73%
1,902	AOL, Inc.	69
66	Ascent Capital Group, Inc.	5
300	Fisher Communications, Inc.	12
75,703	Harte-Hanks, Inc.	651
9,099	Journal Communications, Inc., Class – A (a)	68
600	LIN TV Corp., Class – A (a)	9
1,700	The McClatchy Co., Class – A (a)	4
		818
	Metal & Glass Containers — 0.52%
158	AEP Industries, Inc. (a)	12
3,307	AptarGroup, Inc.	183
17,800	Berry Plastics Group, Inc. (a)	393
100	Myers Industries, Inc.	2
		590
	Metals & Mining — 0.19%
2,100	Hecla Mining Co.	6
1,073	Kaiser Aluminum Corp.	66
6,415	Nn, Inc.	73
800	Walter Energy, Inc.	8
1,900	Worthington Industries, Inc.	60
		213
	Mortgage Real Estate Investment Trusts — 0.37%
12,187	Anworth Mortgage Asset Corp.	68
5,519	Capstead Mortgage Corp.	67
6,554	Dynex Capital, Inc.	67
2,690	Hatteras Financial Corp.	66
8,825	Redwood Trust, Inc.	150
		418
	Mortgage REITs — 0.19%
3,678	AG Mortgage Investment Trust, Inc.	69
15,042	Armour Residential REIT, Inc.	71
15,075	Gramercy Property Trust, Inc. (a)	68
200	ZAIS Financial Corp.	4
		212

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Movies & Entertainment — 0.53%
200	Carmike Cinemas, Inc. (a)	$4
6,750	Imax Corp. (a)	168
13,390	Lions Gate Entertainment Corp. (a)	368
3,814	Regal Entertainment Group, Class – A	68
400	Rentrak Corp. (a)	8
100	World Wrestling Entertainment, Inc., Class – A	1
		617
	Multi-line Insurance — 0.40%
6,362	American Financial Group, Inc.	311
3,170	HCC Insurance Holdings, Inc.	137
		448
	Multiline Retail — 0.06%
2,103	Big Lots, Inc. (a)	66
	Multi-Sector Holdings — 0.17%
7,105	Leucadia National Corp.	186
	Multi-Utilities — 0.37%
4,417	Black Hills Corp.	215
1,708	NorthWestern Corp.	68
3,071	PNM Resources, Inc.	68
2,014	Vectren Corp.	68
		419
	Office Real Estate Investment Trusts — 0.64%
2,966	Alexandria Real Estate Equities, Inc.	195
5,048	Brandywine Realty Trust	68
8,368	Corporate Office Properties Trust	213
3,487	CyrusOne, Inc.	72
900	Highwoods Properties, Inc.	32
5,807	Lexington Realty Trust	68
4,107	Parkway Properties, Inc.	69
		717
	Office Services & Supplies — 1.03%
400	A.T. Cross Co., Class – A (a)	7
45,307	ARC Document Solutions, Inc. (a)	181
13,295	Herman Miller, Inc.	360
1,600	HNI Corp.	58
2,200	Interface, Inc.	37
1,300	Knoll, Inc.	18
1,000	Mine Safety Appliances Co.	47
4,635	Pitney Bowes, Inc.	68
400	Steelcase, Inc.	6
4,213	Sykes Enterprises, Inc. (a)	66
8,950	United Stationers, Inc.	300
500	West Corp.	11
		1,159
	Oil & Gas Drilling — 0.69%
9,575	Atwood Oceanics, Inc. (a)	498
3,341	Patterson-UTI Energy, Inc.	65
4,992	Unit Corp. (a)	213
		776

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services — 1.11%
3,450	C&J Energy Services, Inc. (a)	$67
2,350	CARBO Ceramics, Inc.	158
1,734	Dawson Geophysical Co. (a)	64
3,131	Dril-Quip, Inc. (a)	283
700	Forum Energy Technologies, Inc. (a)	21
494	Geospace Technologies Corp. (a)	34
100	Global Geophysical Services, Inc. (a)	—
1,000	ION Geophysical Corp. (a)	6
1,225	Lufkin Industries, Inc.	108
200	Matrix Service Co. (a)	3
4,087	Mitcham Industries, Inc. (a)	69
2,899	Natural Gas Services Group, Inc. (a)	68
8,712	Newpark Resources, Inc. (a)	96
400	Nuverra Environmental Solutions, Inc. (a)	1
500	RigNet, Inc. (a)	13
4,791	RPC, Inc.	66
7,363	Superior Energy Services, Inc. (a)	191
525	TGC Industries, Inc.	4
		1,252
	Oil & Gas Exploration & Production — 1.40%
3,300	Abraxas Petroleum Corp. (a)	7
66	Apco Oil & Gas International, Inc. (a)	1
700	Approach Resources, Inc. (a)	17
600	Berry Petroleum Co., Class – A	25
7,156	Bill Barrett Corp. (a)	145
3,730	Bonanza Creek Energy, Inc. (a)	132
4,036	Cabot Oil & Gas Corp.	287
13,200	Carrizo Oil & Gas, Inc. (a)	374
2,004	Contango Oil & Gas Co.	68
2,596	Continental Resources, Inc. (a)	223
600	Diamondback Energy, Inc. (a)	20
600	Evolution Petroleum Corp. (a)	7
2,500	EXCO Resources, Inc.	19
2,100	FX Energy, Inc. (a)	7
2,200	Gastar Exploration Ltd. (a)	6
1,000	Goodrich Petroleum Corp. (a)	13
43	Isramco, Inc. (a)	4
9,529	Kodiak Oil & Gas Corp. (a)	85
1,900	Magnum Hunter Resources Corp. (a)	7
200	Panhandle Oil & Gas, Inc., Class – A	6
200	Renewable Energy Group, Inc. (a)	3
2,150	Rosetta Resources, Inc. (a)	91
100	Sanchez Energy Corp. (a)	2
1,500	Synergy Resources Corp. (a)	11
1,000	VAALCO Energy, Inc. (a)	6
500	ZaZa Energy Corp. (a)	1
		1,567
	Oil & Gas Refining & Marketing — 0.64%
900	Amyris, Inc. (a)	3
2,500	Clean Energy Fuels Corp. (a)	33
1,392	CVR Energy, Inc.	66

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Refining & Marketing (continued)
3,123	Delek US Holdings, Inc.	$90
8,100	Rentech, Inc.	17
11,421	Rex Energy Corp. (a)	201
3,467	Western Refining, Inc.	97
5,508	World Fuel Services Corp.	220
		727
	Oil & Gas Storage & Transportation — 0.16%
1,600	Crosstex Energy, Inc.	32
136,440	Enbridge Energy Management LLC (a)	—
4,654	Ship Finance International Ltd.	69
1,200	Targa Resources Corp.	77
		178
	Oil, Gas & Consumable Fuels — 0.21%
1,689	Clayton Williams Energy, Inc. (a)	73
2,600	EPL Oil & Gas, Inc. (a)	76
1,900	PetroQuest Energy, Inc. (a)	8
1,400	Semgroup Corp.	75
		232
	Packaged Foods & Meats — 0.80%
500	Annie's, Inc. (a)	21
1,875	B&G Foods, Inc., Class – A	64
2,000	Boulder Brands, Inc. (a)	24
500	Calavo Growers, Inc.	14
1,946	Cal-Maine Foods, Inc.	91
3,900	Ingredion, Inc.	256
500	Inventure Foods, Inc. (a)	4
540	J&J Snack Foods Corp.	42
675	Lancaster Colony Corp.	53
200	Lifeway Foods, Inc.	3
7,363	Omega Protein Corp. (a)	66
2,200	Pilgrim's Pride Corp. (a)	33
841	Sanderson Farms, Inc.	56
300	Snyder's-Lance, Inc.	9
1,369	The Hain Celestial Group, Inc. (a)	89
679	Tootsie Roll Industries, Inc.	22
824	TreeHouse Foods, Inc. (a)	54
		901
	Paper & Forest Products — 0.06%
1,009	Domtar Corp.	67
	Paper Packaging — 0.17%
8,144	Boise, Inc.	70
2,515	Packaging Corp. of America	123
		193
	Paper Products — 0.31%
900	Buckeye Technologies, Inc.	33
600	Clearwater Paper Corp. (a)	28
1,500	KapStone Paper & Packaging Corp.	60
2,211	Neenah Paper, Inc.	70
4,092	P.H. Glatfelter Co.	103

Shares	Security Description	Value (000)
	Paper Products (continued)
800	Schweitzer-Mauduit International, Inc.	$40
1,600	Wausau Paper Corp.	18
		352
	Personal Products — 0.25%
800	Elizabeth Arden, Inc. (a)	36
400	Inter Parfums, Inc.	11
4,100	Lifevantage Corp. (a)	10
500	Medifast, Inc. (a)	13
3,347	Nutraceutical International Corp.	68
1,800	Prestige Brands Holdings, Inc. (a)	52
100	Revlon, Inc., Class – A	2
800	Synutra International, Inc. (a)	4
700	The Female Health Co.	7
1,139	USANA Health Sciences, Inc. (a)	82
		285
	Pharmaceuticals — 1.33%
800	AcelRx Pharmaceuticals, Inc. (a)	7
1,370	Actavis, Inc. (a)	173
1,067	Aegerion Pharmaceuticals, Inc. (a)	68
2,200	Akorn, Inc. (a)	30
600	Alimera Sciences, Inc.	3
1,000	Ampio Pharmaceuticals, Inc. (a)	6
5,890	Auxilium Pharmaceuticals, Inc. (a)	98
4,800	AVANIR Pharmaceuticals, Inc., Class – A (a)	22
1,000	BioDelivery Sciences International, Inc. (a)	4
2,300	Cadence Pharmaceuticals, Inc. (a)	16
200	Cempra Holdings LLC (a)	2
1,600	Corcept Therapeutics, Inc. (a)	3
2,100	DepoMed, Inc. (a)	12
1,100	Endocyte, Inc. (a)	14
2,072	Hi-Tech Pharmacal Co., Inc.	69
3,515	Impax Laboratories, Inc. (a)	70
1,013	Jazz Pharmaceuticals PLC (a)	70
600	Lannett Co., Inc.	7
12,698	Nektar Therapeutics (a)	147
200	Omthera Pharmaceuticals, Inc.	3
1,800	Optimer Pharmaceuticals, Inc. (a)	26
1,000	Pacira Pharmaceuticals, Inc. (a)	29
507	Perrigo Co.	61
13,629	POZEN, Inc. (a)	68
1,900	Questcor Pharmaceuticals, Inc.	86
1,900	Raptor Pharmaceuticals Corp. (a)	18
700	Repros Therapeutics, Inc. (a)	13
600	Sagent Pharmaceuticals, Inc. (a)	13
2,056	Santarus, Inc. (a)	43
500	Sucampo Pharmaceuticals, Inc., Class – A (a)	3
500	Supernus Pharmaceuticals, Inc. (a)	3
4,126	The Medicines Co. (a)	127
2,800	TherapeuticsMD, Inc. (a)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
4,672	ViroPharma, Inc. (a)	$134
3,600	VIVUS, Inc. (a)	45
200	XenoPort, Inc. (a)	1
		1,502
	Precious Metals & Minerals — 0.03%
1,400	Coeur d'Alene Mines Corp. (a)	19
1,100	Gold Resource Corp.	10
4,700	Paramount Gold & Silver Corp. (a)	6
		35
	Property & Casualty Insurance — 2.08%
880	Alleghany Corp. (a)	337
300	Ambac Financial Group, Inc. (a)	7
810	AmTrust Financial Services, Inc.	29
18,127	Argo Group International Holdings Ltd.	768
16,695	Aspen Insurance Holdings Ltd.	619
800	Employers Holdings, Inc.	20
5,590	Fidelity National Financial, Inc.	133
200	Hallmark Financial Services, Inc. (a)	2
300	HCI Group, Inc.	9
100	Meadowbrook Insurance Group, Inc.	1
3,340	Stewart Information Services Corp.	87
193	Tower Group International Ltd.	4
9,224	Universal Insurance Holdings, Inc.	65
6,456	W.R. Berkley Corp.	264
		2,345
	Publishing — 0.80%
2,329	Scholastic Corp.	68
200	Shutterstock, Inc. (a)	11
33,602	Valassis Communications, Inc.	826
		905
	Railroads — 0.12%
1,271	Kansas City Southern Industries	135
	Real Estate Investment Trusts (REITs) — 0.22%
5,879	Ashford Hospitality Trust	67
12,843	Cedar Realty Trust, Inc.	67
1,300	Healthcare Realty Trust, Inc.	33
4,038	Invesco Mortgage Capital	67
600	Sabra Healthcare REIT, Inc.	16
		250
	Real Estate Management & Development — 0.00%
100	Forestar Group, Inc. (a)	2
200	Kennedy-Wilson Holdings, Inc.	3
		5
	Regional Banks — 5.20%
19,366	BancorpSouth, Inc.	343
800	Bank of the Ozarks, Inc.	35
41,831	BBCN Bancorp, Inc.	595
1,868	Camden National Corp.	66
44,751	CapitalSource, Inc.	420
1,898	Century Bancorp, Inc., Class – A	66

Shares	Security Description	Value (000)
	Regional Banks (continued)
11,457	Columbia Banking System, Inc.	$273
6,050	Cullen/Frost Bankers, Inc.	404
4,077	First Bancorp, Inc. Maine	71
344	First Citizens BancShares, Inc., Class – A	66
4,237	First Community Bancshares, Inc.	66
3,326	First Interstate BancSystem, Inc.	69
2,457	Great Southern Bancorp, Inc.	66
2,475	Heartland Financial USA, Inc.	68
3,768	IBERIABANK Corp.	202
3,027	International Bancshares Corp.	68
4,803	MainSource Financial Group, Inc.	65
78,577	National Penn Bancshares, Inc.	798
3,165	NBT Bancorp, Inc.	67
3,194	Peoples Bancorp, Inc.	67
7,330	Popular, Inc. (a)	222
2,975	Republic Bancorp, Inc., Class – A	65
3,919	Suffolk Bancorp (a)	64
88,300	Synovus Financial Corp.	258
52,300	TCF Financial Corp.	742
22,703	Webster Financial Corp.	583
2,569	WesBanco, Inc.	68
		5,877
	Reinsurance — 0.21%
1,729	Everest Re Group Ltd.	222
300	Greenlight Capital Re Ltd. (a)	7
		229
	Research and Consulting Servic — 0.00%
200	National Technical Systems, Inc.	3
	Research and Consulting Services — 0.70%
550	Acacia Research Corp./ Acacia Technologies LLC	12
9,923	CBIZ, Inc. (a)	67
1,031	CoStar Group, Inc. (a)	133
500	Exponent, Inc.	30
200	Franklin Covey Co. (a)	3
100	Huron Consulting Group, Inc. (a)	5
2,171	ICF International, Inc. (a)	68
600	Mistras Group, Inc. (a)	11
3,000	Odyssey Marine Exploration, Inc. (a)	9
14,420	RPX Corp. (a)	242
1,245	The Advisory Board Co. (a)	68
1,214	The Corporate Executive Board Co.	77
1,643	VSE Corp.	67
		792
	Residential Real Estate Investment Trusts — 0.50%
4,243	Associated Estates Realty Corp.	68
870	Equity Lifestyle Properties, Inc.	68
5,320	Mid-America Apartment Communities, Inc.	361
1,264	Sun Communities, Inc.	63
100	UMH Properties, Inc.	1
		561

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants — 1.20%
900	AFC Enterprises, Inc. (a)	$32
900	BJ's Restaurant, Inc. (a)	33
2,000	Bloomin' Brands, Inc. (a)	50
1,564	Bob Evans Farms, Inc.	73
700	Bravo Brio Restaurant Group, Inc. (a)	12
3,547	Buffalo Wild Wings, Inc. (a)	348
10,435	Carrols Restaurant Group, Inc. (a)	67
2,248	CEC Entertainment, Inc.	92
600	Chuy's Holdings, Inc. (a)	23
709	Cracker Barrel Old Country Store, Inc.	67
200	Del Frisco's Restaurant Group, Inc. (a)	4
15,222	Denny's Corp. (a)	86
313	DineEquity, Inc.	22
400	Diversified Restaurant Holdings, Inc.	3
200	Einstein Noah Restaurant Group, Inc.	3
700	Fiesta Restaurant Group, Inc. (a)	24
300	Ignite Restaurant Group, Inc. (a)	6
1,300	Jack in the Box, Inc. (a)	51
600	Jamba, Inc. (a)	9
2,400	Krispy Kreme Doughnuts, Inc. (a)	42
100	Nathan's Famous, Inc. (a)	5
557	Papa John's International, Inc. (a)	36
400	Red Robin Gourmet Burgers, Inc. (a)	22
7,421	Ruby Tuesday, Inc. (a)	68
1,300	Ruth's Hospitality Group, Inc.	16
1,600	Sonic Corp. (a)	23
2,250	Texas Roadhouse, Inc., Class – A	56
1,900	The Cheesecake Factory, Inc.	80
		1,353
	Retail Real Estate Investment Trusts — 0.25%
400	Acadia Realty Trust	10
75	Alexander's, Inc.	22
4,748	Glimcher Realty Trust	52
2,600	Inland Real Estate Corp.	27
3,678	Pennsylvania Real Estate Investment Trust	69
4,514	Ramco-Gershenson Properties Trust	70
300	Saul Centers, Inc.	13
700	Urstadt Biddle Properties, Inc., Class – A	14
		277
	Security & Alarm Services — 0.09%
3,807	The Brink's Co.	97
	Semiconductor Equipment — 1.13%
5,194	Advanced Energy Industries, Inc. (a)	90
16,131	Amkor Technology, Inc. (a)	68
2,766	Cabot Microelectronics Corp. (a)	91
7,897	Entegris, Inc. (a)	74
3,501	FEI Co.	256
3,800	GT Advanced Technologies, Inc. (a)	16
900	PDF Solutions, Inc. (a)	17
18,400	SunEdison, Inc. (a)	150

Shares	Security Description	Value (000)
	Semiconductor Equipment (continued)
3,926	Teradyne, Inc. (a)	$69
3,190	Tessera Technologies, Inc.	66
8,270	Ultratech, Inc. (a)	304
2,171	Veeco Instruments, Inc. (a)	77
		1,278
	Semiconductors — 3.56%
8,651	Alpha & Omega Semiconductor Ltd. (a)	66
4,365	Altera Corp.	144
700	Ambarella, Inc. (a)	12
2,400	Applied Micro Circuits Corp. (a)	21
1,900	Cavium, Inc. (a)	67
953	Cirrus Logic, Inc. (a)	17
36,715	Cypress Semiconductor Corp.	394
25,424	Diodes, Inc. (a)	660
1,400	Exar Corp. (a)	15
18,802	Fairchild Semiconductor International, Inc. (a)	259
10,824	GSI Technology, Inc. (a)	68
1,151	Hittite Microwave Corp. (a)	67
400	Inphi Corp. (a)	4
6,077	Integrated Silicon Solution, Inc. (a)	67
600	Intermolecular, Inc. (a)	4
10,695	International Rectifier Corp. (a)	224
6,144	IXYS Corp.	68
1,100	Lattice Semiconductor Corp. (a)	6
400	MA-COM Technology Solutions Holdings, Inc. (a)	6
6,756	Maxim Integrated Products, Inc.	188
800	MaxLinear, Inc. (a)	6
1,800	Micrel, Inc.	18
8,266	Microsemi Corp. (a)	188
1,300	Mindspeed Technologies, Inc. (a)	4
12,360	Monolithic Power Systems, Inc.	298
1,500	MoSys, Inc. (a)	6
200	NVE Corp. (a)	9
12,620	ON Semiconductor Corp. (a)	102
1,000	Peregrine Semiconductor Corp. (a)	11
1,500	PLX Technology, Inc. (a)	7
1,000	Power Integrations, Inc.	41
4,000	Rambus, Inc. (a)	34
8,800	RF Micro Devices, Inc. (a)	47
7,863	Semtech Corp. (a)	275
2,600	Silicon Image, Inc. (a)	15
2,017	Silicon Laboratories, Inc. (a)	84
11,898	Skyworks Solutions, Inc. (a)	260
5,492	Spansion, Inc., Class – A (a)	69
1,500	SunPower Corp. (a)	31
24,010	TriQuint Semiconductor, Inc. (a)	166
100	Volterra Semiconductor Corp. (a)	1
		4,029

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment — 0.16%
8,400	Atmel Corp. (a)	$62
11,600	Integrated Device Technology, Inc. (a)	92
600	Nanometrics, Inc. (a)	9
200	OmniVision Technologies, Inc. (a)	4
3,100	PMC – Sierra, Inc. (a)	20
		187
	Soft Drinks — 0.08%
1,258	Coca-Cola Bottling Co. Consolidated	77
500	National Beverage Corp.	9
		86
	Software — 0.01%
700	SeaChange International, Inc. (a)	8
	Specialized Consumer Services — 0.91%
600	Carriage Services, Inc.	10
3,782	Coinstar, Inc. (a)	222
4,880	Hillenbrand, Inc.	116
2,200	LifeLock, Inc. (a)	26
100	Mac-Gray Corp.	1
11,300	Matthews International Corp., Class – A	426
4,130	Regis Corp.	68
3,739	Sotheby's	142
145	Steiner Leisure Ltd. (a)	8
		1,019
	Specialized Finance — 0.63%
2,709	Encore Capital Group, Inc. (a)	90
4,192	Interactive Brokers Group, Inc., Class – A	67
1,300	MarketAxess Holdings, Inc.	61
19,869	PHH Corp. (a)	405
610	Portfolio Recovery Associates, Inc. (a)	94
		717
	Specialized Real Estate Investment Trusts — 1.06%
4,232	CubeSmart	68
53,905	DiamondRock Hospitality Co.	502
2,773	LaSalle Hotel Properties	68
1,100	LTC Properties, Inc.	43
900	National Health Investors, Inc.	54
5,265	Potlatch Corp.	213
1,032	Ryman Hospitality Properties, Inc.	40
1,059	Sovran Self Storage, Inc.	69
5,500	Strategic Hotels & Resorts, Inc. (a)	49
5,792	Sunstone Hotel Investors, Inc. (a)	70
400	Universal Health Realty Income Trust	17
		1,193
	Specialty Chemicals — 1.09%
2,567	A. Schulman, Inc.	69
300	ADA-ES, Inc. (a)	13
3,213	Albemarle Corp.	200
200	American Pacific Corp.	6
1,100	Balchem Corp.	49

Shares	Security Description	Value (000)
	Specialty Chemicals (continued)
1,490	Celanese Corp., Series A	$67
3,500	Chemtura Corp. (a)	71
200	FutureFuel Corp.	3
1,800	H.B. Fuller Co.	68
800	Innophos Holdings, Inc.	38
800	Innospec, Inc.	32
300	KMG Chemicals, Inc.	6
2,600	Kraton Performance Polymers, Inc. (a)	55
900	Landec Corp. (a)	12
751	NewMarket Corp.	197
2,180	OM Group, Inc. (a)	67
1,700	Omnova Solutions, Inc. (a)	14
3,572	PolyOne Corp.	89
1,183	Quaker Chemical Corp.	73
1,599	Stepan Co.	89
500	Taminco Corp.	10
400	Zep, Inc.	6
		1,234
	Specialty Retail — 0.08%
600	Big 5 Sporting Goods Corp.	13
1,000	Brown Shoe Co., Inc.	22
1,300	Christopher & Banks Corp. (a)	9
1,700	Flotek Industries, Inc. (a)	30
200	Haverty Furniture Cos., Inc.	5
2,200	Office Depot, Inc. (a)	9
1,500	Pacific Sunwear of California, Inc. (a)	5
		93
	Specialty Stores — 0.70%
100	Barnes & Noble, Inc. (a)	2
4,695	Cabela's, Inc. (a)	304
800	Conn's, Inc. (a)	41
1,200	Five Below, Inc. (a)	44
907	Hibbett Sports, Inc. (a)	50
1,945	Tractor Supply Co.	229
1,097	Vitamin Shoppe, Inc. (a)	49
5,990	West Marine, Inc. (a)	66
100	Winmark Corp.	6
		791
	Steel — 0.41%
6,350	Allegheny Technologies, Inc.	167
2,002	Carpenter Technology Corp.	90
200	Handy & Harman Ltd. (a)	4
2,814	Olympic Steel, Inc.	69
2,740	Schnitzer Steel Industries, Inc., Class – A	64
4,628	Steel Dynamics, Inc.	69
		463
	Systems Software — 0.80%
900	AVG Technologies NV (a)	18
1,680	CommVault Systems, Inc. (a)	127
600	Fleetmatics Group Ltd. (a)	20
700	Imperva, Inc. (a)	32

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Systems Software (continued)
1,800	Infoblox, Inc. (a)	$53
4,092	Progress Software Corp. (a)	94
800	Proofpoint, Inc. (a)	19
500	Qualys, Inc. (a)	8
200	Rally Software Development Corp. (a)	5
16,991	Rovi Corp. (a)	388
1,107	Sourcefire, Inc. (a)	61
500	VASCO Data Security International, Inc. (a)	4
3,954	Walker & Dunlop, Inc. (a)	69
		898
	Technology Distributors — 1.49%
300	Electro Rent Corp.	5
42,643	Ingram Micro, Inc. (a)	810
32,303	Insight Enterprises, Inc. (a)	573
4,440	PC Connection, Inc.	69
2,843	ScanSource, Inc. (a)	91
1,612	SYNNEX Corp. (a)	68
1,436	Tech Data Corp. (a)	68
		1,684
	Textiles — 0.00%
300	Culp, Inc.	5
	Textiles, Apparel & Luxury Goods — 0.02%
3,500	Quiksilver, Inc. (a)	23
	Thrifts & Mortgage Finance — 0.75%
6,366	Astoria Financial Corp.	69
400	Bofl Holding, Inc.	18
4,488	Dime Community Bancshares	69
2,443	Federal Agricultural Mortgage Corp., Class – C	71
2,915	First Defiance Financial Corp.	66
4,086	Flushing Financial Corp.	67
6,400	MGIC Investment Corp. (a)	39
500	Northfield BanCorp, Inc.	6
4,534	OceanFirst Financial Corp.	71
600	Oritani Financial Corp.	9
1,700	Radian Group, Inc.	20
200	Roma Financial Corp.	4
100	Tree.com, Inc.	2
6,418	WSFS Financial Corp.	336
		847
	Tires & Rubber — 0.01%
300	Cooper Tire & Rubber Co.	10
	Tobacco — 0.09%
5,600	Star Scientific, Inc. (a)	8
1,130	Universal Corp.	65
1,638	Vector Group Ltd.	27
		100
	Trading Companies & Distributors — 1.14%
200	Aceto Corp.	3
5,286	Aircastle Ltd.	85

Shares	Security Description	Value (000)
	Trading Companies & Distributors (continued)
5,867	Applied Industrial Technologies, Inc.	$284
1,800	Beacon Roofing Supply, Inc. (a)	68
300	BlueLinx Holdings, Inc. (a)	1
300	DXP Enterprises, Inc. (a)	20
600	Edgen Group, Inc. (a)	4
2,721	GATX Corp.	129
1,100	H&E Equipment Services, Inc.	23
300	Houston Wire & Cable Co.	4
600	Kaman Corp.	21
7,697	MRC Global, Inc. (a)	213
500	Rush Enterprises, Inc. (a)	12
2,181	TAL International Group, Inc.	95
300	Textainer Group Holdings Ltd.	12
3,791	Watsco, Inc.	318
		1,292
	Trucking — 0.70%
409	AMERCO, Inc.	66
100	Celadon Group, Inc.	2
12,738	Con-way, Inc.	497
1,300	Heartland Express, Inc.	18
2,200	Knight Transportation, Inc.	37
300	Quality Distribution, Inc. (a)	3
300	Roadrunner Transportation Systems, Inc. (a)	8
1,106	Ryder System, Inc.	67
850	Saia, Inc. (a)	25
3,000	Swift Transportation Co. (a)	50
200	Universal Truckload Services, Inc. (a)	5
500	Werner Enterprises, Inc.	12
		790
	Water Utilities — 0.02%
59	American States Water Co.	3
600	Pure Cycle Corp.	3
200	SJW Corp.	5
400	The York Water Co.	8
		19
	Wireless Telecommunication Services — 0.83%
500	Leap Wireless International, Inc. (a)	3
81,674	NII Holdings, Inc. (a)	545
600	NTELOS Holding Corp.	10
3,000	SBA Communications Corp., Class – A (a)	222
800	Shenandoah Telecommunications Co.	13
2,985	Telephone & Data Systems, Inc.	74
5,145	USA Mobility, Inc.	70
		937
	Total Common Stocks	111,963
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.* (a)(b)	—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc.* (a)(c)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)	Security Description	Value (000)
	Oil & Gas Refining & Marketing — 0.00%
7,574	CVR Energy, Inc.* (a)	$—
	Total Contingent Rights	—
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. (a)	—
	Total Warrant	—
	U.S. Treasury Obligations — 0.04%
$14	U.S. Treasury Bills, 0.04%, 8/8/13(d)(e)	14
35	U.S. Treasury Bills, 0.03%, 9/12/13(d)(e)	35
	Total U.S. Treasury Obligations	49
	Time Deposit — 0.15%
175	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	175
	Total Time Deposit	175
	Mutual Fund — 0.40%
455,230	Alliance Money Market Fund Prime Portfolio, 0.02% (f)	455
	Total Mutual Fund	455
	Total Investments (cost $85,452) — 99.78%	112,642
	Other assets in excess of liabilities — 0.22%	249
	Net Assets — 100.00%	$112,891

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(f)	The rate disclosed is the rate in effect on June 30, 2013.

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	22.44%	15.46%	17.65%	43.64%	99.19%
Contingent Rights	—	—	—	0.00%	0.00%
Warrant	—	—	—	0.00%	0.00%
U.S. Treasury Obligations	—	—	—	0.04%	0.04%
Time Deposit	—	0.08%	0.07%	—	0.15%
Mutual Fund	—	—	—	0.40%	0.40%
Other Assets (Liabilities)	-0.05%	-0.04%	0.22%	0.09%	0.22%
Total Net Assets	22.39%	15.50%	17.94%	44.17%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2013.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
4	Russell 2000 Mini Index Future	$390	9/23/13	$(3)
	Net Unrealized Appreciation/(Depreciation)			$(3)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 99.32%
	Aerospace & Defense — 2.48%
5,053	AAR Corp.	$111
1,361	Alliant Techsystems, Inc.	112
2,250	Cubic Corp.	108
23,912	Curtiss-Wright Corp.	886
29,810	Engility Holdings, Inc. (a)	847
5,675	Esterline Technologies Corp. (a)	410
7,939	Exelis, Inc.	109
12,675	GenCorp, Inc. (a)	206
6,587	Huntington Ingalls Industries, Inc.	372
6,101	Moog, Inc., Class – A (a)	314
1,490	National Presto Industries, Inc.	107
26,344	Orbital Sciences Corp. (a)	458
4,595	Triumph Group, Inc.	364
		4,404
	Agricultural Products — 0.06%
5,731	Darling International, Inc. (a)	107
	Air Freight & Logistics — 0.47%
16,488	Air Transport Services Group, Inc. (a)	109
2,445	Atlas Air Worldwide Holdings, Inc. (a)	107
7,718	Hub Group, Inc., Class – A (a)	281
20,400	UTI Worldwide, Inc.	336
		833
	Airlines — 1.32%
4,370	Alaska Air Group, Inc. (a)	227
18,257	Hawaiian Holdings, Inc. (a)	112
24,550	JetBlue Airways Corp. (a)	155
54,640	United Continental Holdings, Inc. (a)	1,710
8,290	US Airways Group, Inc. (a)	136
		2,340
	Alternative Carriers — 0.28%
14,681	Iridium Communications, Inc. (a)	114
31,138	Premiere Global Services, Inc. (a)	376
		490
	Apparel Retail — 1.02%
61,707	Aeropostale, Inc. (a)	852
10,185	Chico's FAS, Inc.	174
2,597	Jos. A. Bank Clothiers, Inc. (a)	107
3,990	Rue21, Inc. (a)	166
4,465	Shoe Carnival, Inc.	107
7,980	Stein Mart, Inc.	109
3,616	The Buckle, Inc.	188
4,380	The Cato Corp.	109
		1,812
	Apparel, Accessories & Luxury Goods — 1.23%
5,990	G-III Apparel Group Ltd. (a)	288
3,990	Hanesbrands, Inc.	205
6,224	Maidenform Brands, Inc. (a)	108
73,720	The Jones Group, Inc.	1,014
7,339	Under Armour, Inc., Class – A (a)	438

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods (continued)
5,920	Vera Bradley, Inc. (a)	$128
		2,181
	Application Software — 1.76%
6,800	Advent Software, Inc. (a)	238
2,510	Aspen Technology, Inc. (a)	72
10,415	Compuware Corp.	108
8,138	EPIQ Systems, Inc.	110
1,812	ePlus, Inc.	109
2,408	Fair Isaac Corp.	110
16,307	Guidewire Software, Inc. (a)	686
5,605	Mentor Graphics Corp.	110
11,205	PROS Holdings, Inc. (a)	336
13,118	PTC, Inc. (a)	322
3,851	SolarWinds, Inc. (a)	149
20,570	Telenav, Inc. (a)	108
2,520	The Ultimate Software Group, Inc. (a)	296
4,663	TIBCO Software, Inc. (a)	100
25,215	TiVo, Inc. (a)	279
		3,133
	Asset Management & Custody Banks — 1.46%
10,325	Calamos Asset Management, Inc., Class – A	108
22,053	Fifth Street Finance Corp.	230
20,660	Financial Engines, Inc.	943
4,012	Main Street Capital Corp.	111
9,616	Waddell & Reed Financial, Inc., Class – A	418
67,204	WisdomTree Investments, Inc. (a)	778
		2,588
	Auto Components — 0.06%
6,075	Superior Industries, Inc.	105
	Auto Parts & Equipment — 1.25%
4,174	Autoliv, Inc.	323
54,675	Dana Holding Corp.	1,053
6,814	Fuel Systems Solutions, Inc. (a)	122
20,350	Modine Manufacturing Co. (a)	221
3,171	Standard Motor Products, Inc.	109
1,990	Tenneco, Inc. (a)	90
2,960	TRW Automotive Holdings Corp. (a)	197
1,763	Visteon Corp. (a)	111
		2,226
	Automobile Manufacturers — 0.55%
9,020	Tesla Motors, Inc. (a)	969
	Automotive Retail — 0.13%
1,750	Group 1 Automotive, Inc.	113
5,251	Sonic Automotive, Inc., Class – A	111
		224
	Biotechnology — 1.92%
31,175	Acadia Pharmaceuticals, Inc. (a)	566
1,613	BioMarin Pharmaceutical, Inc. (a)	90
9,279	Cepheid, Inc. (a)	319

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
7,291	Cubist Pharmaceuticals, Inc. (a)	$352
7,458	Emergent BioSolutions, Inc. (a)	108
64,952	Enzon Pharmaceuticals, Inc.	130
5,440	Genomic Health, Inc. (a)	173
12,400	InterMune, Inc. (a)	119
20,642	Myriad Genetics, Inc. (a)	555
36,067	Nanosphere, Inc. (a)	111
15,125	Neurocrine Biosciences, Inc. (a)	202
14,027	NPS Pharmaceuticals, Inc. (a)	212
14,178	PDL BioPharma, Inc.	109
7,587	Tesaro, Inc. (a)	248
1,721	United Therapeutics Corp. (a)	113
		3,407
	Building Products — 1.25%
10,580	A.O. Smith Corp.	384
4,780	Apogee Enterprises, Inc.	115
60,716	Griffon Corp.	683
9,050	Lennox International, Inc.	584
3,610	Trex Co., Inc. (a)	171
6,983	Universal Forest Products, Inc.	279
		2,216
	Capital Markets — 0.06%
11,637	BlackRock Kelso Capital Corp.	109
	Casinos & Gaming — 0.18%
4,069	Ameristar Casinos, Inc.	107
1,375	Churchill Downs, Inc.	108
6,429	Monarch Casino & Resort, Inc. (a)	108
		323
	Coal & Consumable Fuels — 0.27%
6,460	Cloud Peak Energy, Inc. (a)	106
3,920	CONSOL Energy, Inc.	106
13,054	Hallador Energy Co.	105
28,600	KiOR, Inc., Class – A (a)	163
		480
	Commercial Banks — 0.39%
4,432	1st Source, Inc.	105
3,104	Enterprise BanCorp, Inc.	57
5,855	First Bancorp, Inc.	83
1,550	First Midwest BanCorp, Inc.	21
5,479	S & T BanCorp, Inc.	107
1,940	SVB Financial Group (a)	162
1,691	The Bank of Kentucky Financial Corp.	48
2,823	Wintrust Financial Corp.	108
		691
	Commercial Printing — 0.12%
3,166	Deluxe Corp.	110
6,159	Ennis, Inc.	106
		216

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 0.20%
7,595	Mobile Mini, Inc. (a)	$252
3,669	Multi-Color Corp.	111
		363
	Commodity Chemicals — 0.49%
3,790	Axiall Corp.	161
8,238	Methanex Corp.	353
12,460	Tronox Ltd., Class – A	251
1,119	Westlake Chemical Corp.	108
		873
	Communications Equipment — 1.00%
3,984	ADTRAN, Inc.	98
7,186	Arris Group, Inc. (a)	103
9,197	Aruba Networks, Inc. (a)	141
4,350	Black Box Corp.	110
66,932	Infinera Corp. (a)	714
6,075	Oplink Communications, Inc. (a)	106
12,876	Polycom, Inc. (a)	136
8,949	Riverbed Technology, Inc. (a)	139
39,053	Sonus Networks, Inc. (a)	118
43,745	Westell Technologies, Inc., Class – A (a)	105
		1,770
	Computer & Electronics Retail — 0.65%
25,177	Rent-A-Center, Inc.	945
3,632	REX American Resources Corp. (a)	104
11,365	Systemax, Inc.	107
		1,156
	Computer Hardware — 0.18%
2,625	Silicon Graphics International Corp. (a)	35
3,355	Stratasys Ltd. (a)	281
		316
	Computer Storage & Peripherals — 0.25%
3,617	Lexmark International, Inc., Class – A	111
11,450	QLogic Corp. (a)	109
5,640	Synaptics, Inc. (a)	217
		437
	Construction & Engineering — 1.64%
3,523	AECOM Technology Corp. (a)	112
5,546	Foster Wheeler AG (a)	120
2,500	Jacobs Engineering Group, Inc. (a)	138
8,400	KBR, Inc.	273
9,486	MasTec, Inc. (a)	312
24,240	McDermott International, Inc. (a)	198
3,996	Michael Baker Corp.	108
5,536	MYR Group, Inc. (a)	108
3,843	Northwest Pipe Co. (a)	107
13,455	Primoris Services Corp.	265
10,975	Quanta Services, Inc. (a)	290
11,661	Sterling Construction Co., Inc. (a)	106
42,489	Tutor Perini Corp. (a)	770
		2,907

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks — 1.19%
2,679	Alamo Group, Inc.	$109
2,609	CNH Global NV – NYS	109
30,590	Meritor, Inc. (a)	216
6,955	Miller Industries, Inc.	107
1,918	NACCO Industries, Inc., Class – A	110
2,981	Oshkosh Corp. (a)	113
6,599	Titan International, Inc.	111
2,913	Trinity Industries, Inc.	112
47,230	Wabash National Corp. (a)	481
3,605	WABCO Holdings, Inc. (a)	269
10,968	Westport Innovations, Inc. (a)	368
		2,105
	Construction Materials — 0.73%
11,900	CaesarStone Sdot Yam Ltd. (a)	324
8,610	Eagle Materials, Inc.	571
23,120	Headwaters, Inc. (a)	204
1,990	Martin Marietta Materials, Inc.	196
		1,295
	Consumer Electronics — 0.22%
5,254	Harman International Industries, Inc.	285
3,826	Universal Electronics, Inc. (a)	108
		393
	Consumer Finance — 0.48%
2,277	Cash America International, Inc.	104
14,846	EZCORP, Inc., Class – A (a)	251
9,330	Green Dot Corp., Class – A (a)	186
2,985	Nelnet, Inc., Class – A	108
7,032	Nicholas Financial, Inc.	106
1,208	World Acceptance Corp. (a)	105
		860
	Data Processing & Outsourced Services — 0.92%
4,135	Broadridge Financial Solutions, Inc.	110
2,326	Cass Information Systems, Inc.	107
6,092	Convergys Corp.	106
4,721	CoreLogic, Inc. (a)	109
4,952	CSG Systems International, Inc. (a)	107
1,656	DST Systems, Inc.	108
17,541	Global Cash Access Holdings, Inc. (a)	110
2,373	Global Payments, Inc.	110
6,515	Jack Henry & Associates, Inc.	307
3,946	Syntel, Inc.	248
4,530	TeleTech Holdings, Inc. (a)	106
6,420	VeriFone Systems, Inc. (a)	108
		1,636
	Department Stores — 0.06%
1,307	Dillard's, Inc., Class – A	107
	Distributors — 0.06%
8,741	VOXX International Corp. (a)	107

Shares	Security Description	Value (000)
	Diversified Banks — 0.06%
4,778	Banco Latinoamericano de Comercio Exterior SA, Class – E	$107
	Diversified Chemicals — 0.52%
13,239	Cabot Corp.	495
5,216	FMC Corp.	318
4,516	Olin Corp.	108
		921
	Diversified Consumer Services — 0.06%
2,383	Weight Watchers International, Inc.	110
	Diversified Metals & Mining — 0.42%
21,700	Globe Specialty Metals, Inc.	236
13,290	Horsehead Holding Corp. (a)	170
7,617	SunCoke Energy, Inc. (a)	107
11,110	US Silica Holdings, Inc.	231
		744
	Diversified Real Estate Activities — 0.16%
4,385	Alexander & Baldwin, Inc. (a)	174
3,527	Coresite Realty Corp.	112
		286
	Diversified Real Estate Investment Trusts — 0.31%
12,549	CapLease, Inc.	106
4,662	Colonial Properties Trust	112
10,936	Cousins Properties, Inc.	110
1,597	PS Business Parks, Inc.	115
9,295	Winthrop Realty Trust, Inc.	112
		555
	Diversified Support Services — 0.21%
8,760	KAR Auction Services, Inc.	200
3,920	Ritchie Bros. Auctioneers, Inc.	75
1,120	UniFirst Corp.	102
		377
	Education Services — 0.64%
5,529	Apollo Group, Inc., Class – A (a)	98
8,864	Bridgepoint Education, Inc. (a)	108
2,588	Capella Education Co. (a)	108
9,866	Grand Canyon Education, Inc. (a)	318
19,043	K12, Inc. (a)	500
		1,132
	Electric Utilities — 0.72%
2,210	ALLETE, Inc.	110
4,012	Avista Corp.	108
11,100	El Paso Electric Co.	392
2,262	IDACORP, Inc.	108
2,561	ITC Holdings Corp.	234
3,588	Portland General Electric Co.	110
4,918	The Empire District Electric Co.	110
2,467	UNS Energy Corp.	110
		1,282

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment — 2.29%
13,215	Anixter International, Inc. (a)	$1,002
13,257	Belden, Inc.	662
31,484	Brady Corp.	968
5,447	Chase Corp.	122
3,143	Encore Wire Corp.	107
8,475	EnerSys	416
30,400	GrafTech International Ltd. (a)	221
2,876	Hubbell, Inc., Class – B	285
4,355	Polypore International, Inc. (a)	176
1,602	Preformed Line Products Co.	106
		4,065
	Electronic Components — 1.04%
3,238	Dolby Laboratories, Inc., Class – A	108
13,479	DTS, Inc. (a)	277
3,693	Littelfuse, Inc.	276
1,705	Regal-Beloit Corp.	111
16,512	Rogers Corp. (a)	781
6,600	Universal Display Corp. (a)	186
7,811	Vishay Intertechnology, Inc. (a)	108
		1,847
	Electronic Equipment & Instruments — 0.41%
6,640	Itron, Inc. (a)	282
8,008	National Instruments Corp.	224
8,088	Newport Corp. (a)	113
4,185	Rofin-Sinar Technologies, Inc. (a)	104
		723
	Electronic Manufacturing Services — 0.73%
43,435	Flextronics International Ltd. (a)	336
3,803	IPG Photonics Corp.	231
10,535	Jabil Circuit, Inc.	215
7,325	Multi-Fineline Electronix, Inc. (a)	108
3,729	Plexus Corp. (a)	111
7,270	Trimble Navigation Ltd. (a)	189
13,215	TTM Technologies, Inc. (a)	111
		1,301
	Energy Equipment & Services — 0.04%
1,420	Hornbeck Offshore Services, Inc. (a)	76
	Food & Staples Retailing — 0.06%
8,629	Tesco Corp. (a)	114
	Food Distributors — 0.12%
4,753	Nash Finch Co.	105
5,892	Spartan Stores, Inc.	109
		214
	Food Products — 0.06%
3,999	Fresh Del Monte Produce, Inc.	111
	Food Retail — 0.60%
12,845	Fairway Group Holdings Corp. (a)	310
4,330	Ingles Markets, Inc., Class – A	109

Shares	Security Description	Value (000)
	Food Retail (continued)
8,404	Natural Grocers by Vitamin Cottage, Inc. (a)	$261
2,027	The Andersons, Inc.	108
5,538	The Fresh Market, Inc. (a)	275
		1,063
	Footwear — 0.98%
8,139	Deckers Outdoor Corp. (a)	411
3,721	Iconix Brand Group, Inc. (a)	109
6,853	R.G. Barry Corp.	111
30,781	Skechers USA, Inc., Class – A (a)	739
3,952	Tumi Holdings, Inc. (a)	95
5,094	Wolverine World Wide, Inc.	278
		1,743
	Gas Utilities — 0.43%
2,027	Chesapeake Utilities Corp.	104
2,317	Southwest Gas Corp.	108
2,365	The Laclede Group, Inc.	108
11,362	UGI Corp.	444
		764
	General Merchandise Stores — 0.23%
18,958	Fred's, Inc., Class – A	294
8,150	Gordmans Stores, Inc. (a)	111
		405
	Gold — 0.11%
7,290	Agnico-Eagle Mines Ltd.	201
	Health Care Distributors — 0.62%
2,590	MWI Veterinary Supply, Inc. (a)	319
19,577	Owens & Minor, Inc.	662
8,128	PharMerica Corp. (a)	113
		1,094
	Health Care Equipment — 3.14%
4,250	Abiomed, Inc. (a)	92
17,517	CryoLife, Inc.	110
84,176	DexCom, Inc. (a)	1,890
2,600	Edwards Lifesciences Corp. (a)	175
3,286	Greatbatch, Inc. (a)	108
59,048	Insulet Corp. (a)	1,855
7,553	Invacare Corp.	108
19,290	MAKO Surgical Corp. (a)	232
22,477	Novadaq Technologies, Inc. (a)	303
4,701	Sirona Dental Systems, Inc. (a)	310
2,495	STERIS Corp.	107
29,795	Symmetry Medical, Inc. (a)	251
3,200	Syneron Medical Ltd. (a)	28
		5,569
	Health Care Facilities — 1.46%
15,479	Acadia Healthcare Co., Inc. (a)	512
3,079	AmSurg Corp. (a)	108
20,770	Five Star Quality Care, Inc. (a)	117

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Facilities (continued)
3,791	HealthSouth Corp. (a)	$109
11,667	LifePoint Hospitals, Inc. (a)	570
2,261	National Healthcare Corp.	108
3,042	The Ensign Group, Inc.	107
36,679	VCA Antech, Inc. (a)	957
		2,588
	Health Care Providers & Services — 0.12%
8,540	Amedisys, Inc. (a)	99
8,212	Kindred Healthcare, Inc. (a)	108
		207
	Health Care Services — 0.77%
5,462	Almost Family, Inc.	104
5,330	Catamaran Corp. (a)	260
1,452	Chemed Corp.	105
10,115	HMS Holdings Corp. (a)	236
5,001	LHC Group, Inc. (a)	98
3,730	MEDNAX, Inc. (a)	342
4,061	Providence Service Corp. (a)	118
13,280	Select Medical Holdings Corp.	109
		1,372
	Health Care Supplies — 1.00%
3,929	Neogen Corp. (a)	218
7,337	The Cooper Cos., Inc.	873
13,400	The Spectranetics Corp. (a)	250
55,590	Unilife Corp. (a)	176
3,550	West Pharmaceutical Services, Inc.	249
		1,766
	Health Care Technology — 0.89%
1,610	athenahealth, Inc. (a)	136
16,287	Medidata Solutions, Inc. (a)	1,261
8,460	Omnicell, Inc. (a)	174
		1,571
	Home Entertainment Software — 0.14%
10,850	Electronic Arts, Inc. (a)	249
	Home Improvement Retail — 0.23%
14,165	The Tile Shop Holdings, Inc. (a)	410
	Homefurnishing Retail — 0.89%
6,402	Kirkland's, Inc. (a)	110
15,370	Restoration Hardware Holdings, Inc. (a)	1,153
12,280	Select Comfort Corp. (a)	308
		1,571
	Household Appliances — 1.22%
2,785	Helen of Troy Ltd. (a)	107
3,571	Snap-on, Inc.	319
23,896	SodaStream International Ltd. (a)	1,736
		2,162
	Housewares & Specialties — 0.37%
5,952	American Greetings Corp., Class – A	108
4,267	CSS Industries, Inc.	106

Shares	Security Description	Value (000)
	Housewares & Specialties (continued)
8,064	Lifetime Brands, Inc.	$110
4,189	Tupperware Brands Corp.	325
		649
	Human Resource & Employment Services — 0.13%
6,238	Kelly Services, Inc., Class – A	109
6,184	Korn/Ferry International (a)	116
		225
	Industrial Conglomerates — 0.28%
2,815	Carlisle Cos., Inc.	175
10,739	Kimball International, Inc., Class – B	104
40	Seaboard Corp.	108
2,050	Standex International Corp.	108
		495
	Industrial Machinery — 4.42%
31,550	Actuant Corp., Class – A	1,040
5,918	Ampco-Pittsburgh Corp.	111
5,608	Briggs & Stratton Corp.	111
7,843	Chart Industries, Inc. (a)	738
3,256	CIRCOR International, Inc.	166
40,377	Harsco Corp.	936
4,350	IDEX Corp.	234
5,099	John Bean Technologies Corp.	107
7,016	Kennametal, Inc.	272
6,973	Lincoln Electric Holdings, Inc.	399
121,022	Mueller Water Products, Inc., Class – A	837
4,305	Pall Corp.	286
1,802	Pentair Ltd. – Registered	104
23,241	Proto Labs, Inc. (a)	1,510
9,180	The ExOne Co. (a)	567
2,995	Valmont Industries, Inc.	429
		7,847
	Industrial Real Estate Investment Trusts — 0.18%
3,736	EastGroup Properties, Inc.	210
7,218	First Industrial Realty Trust, Inc.	109
		319
	Insurance — 0.06%
9,743	Maiden Holdings Ltd.	109
	Integrated Oil & Gas — 0.26%
6,637	Interoil Corp. (a)	461
	Internet Retail — 0.64%
20,199	Shutterfly, Inc. (a)	1,127
	Internet Software & Services — 3.70%
6,400	Akamai Technologies, Inc. (a)	272
50,743	Angie's List, Inc. (a)	1,347
24,300	Brightcove, Inc. (a)	213
22,054	Cogent Communications Group, Inc.	621
3,860	comScore, Inc. (a)	94
20,379	Demandware, Inc. (a)	864
12,220	Dice Holdings, Inc. (a)	113
5,759	Digital River, Inc. (a)	108

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
17,286	EarthLink, Inc.	$107
1,800	Global Sources Ltd. (a)	12
6,610	Intralinks Holdings, Inc. (a)	48
2,602	j2 Global, Inc.	111
102,900	Monster Worldwide, Inc. (a)	505
40,928	QuinStreet, Inc. (a)	353
17,370	Responsys, Inc. (a)	249
14,143	Textura Corp. (a)	368
15,074	United Online, Inc.	114
4,494	ValueClick, Inc. (a)	111
6,280	Web.com Group, Inc. (a)	161
19,626	Yelp, Inc. (a)	683
26,013	Zix Corp. (a)	110
		6,564
	Investment Banking & Brokerage — 0.54%
6,559	FXCM, Inc., Class – A	108
6,117	International Fcstone, Inc. (a)	107
4,000	LPL Financial Holdings, Inc.	151
5,837	Oppenheimer Holdings, Inc., Class – A	111
7,208	Raymond James Financial, Inc.	310
4,772	Stifel Financial Corp. (a)	170
		957
	IT Consulting & Other Services — 0.75%
4,800	Acxiom Corp. (a)	109
6,425	Booz Allen Hamilton Holding Corp.	112
1,754	CACI International, Inc., Class – A (a)	111
4,939	Computer Task Group, Inc.	113
7,217	iGATE Corp. (a)	119
11,385	InterXion Holding NV (a)	297
4,263	ManTech International Corp., Class – A	111
3,124	MAXIMUS, Inc.	233
5,203	Unisys Corp. (a)	115
		1,320
	Leisure Products — 0.22%
4,295	Johnson Outdoors, Inc., Class – A (a)	107
29,388	Leapfrog Enterprises, Inc. (a)	289
		396
	Life & Health Insuranc — 0.49%
20,115	Primerica, Inc.	753
6,914	Symetra Financial Corp.	111
		864
	Life & Health Insurance — 1.07%
59,961	American Equity Investment Life Holding Co.	941
2,497	FBL Financial Group, Inc., Class – A	109
569	National Western Life Insurance Co., Class – A	108
16,598	Protective Life Corp.	638

Shares	Security Description	Value (000)
	Life & Health Insurance (continued)
2,229	StanCorp Financial Group, Inc.	$110
		1,906
	Life Sciences Tools & Services — 1.05%
27,204	Affymetrix, Inc. (a)	121
968	Bio-Rad Laboratories, Inc., Class – A (a)	109
7,644	Cambrex Corp. (a)	107
2,600	Charles River Laboratories International, Inc. (a)	107
22,610	Harvard Bioscience, Inc. (a)	107
14,905	ICON PLC (a)	528
4,302	Illumina, Inc. (a)	322
9,848	Luminex Corp. (a)	203
2,254	PAREXEL International Corp. (a)	104
8,033	QIAGEN NV (a)	160
		1,868
	Managed Health Care — 0.78%
1,915	Magellan Health Services, Inc. (a)	107
4,912	Triple-S Management Corp., Class – A (a)	105
21,007	WellCare Health Plans, Inc. (a)	1,168
		1,380
	Marine — 0.25%
4,505	International Shipholding Corp.	105
2,313	Kirby Corp. (a)	184
6,105	Matson, Inc.	153
		442
	Marine Ports & Services — 0.06%
4,381	CAI International, Inc. (a)	103
	Media — 0.77%
3,053	AOL, Inc.	111
132,995	Harte-Hanks, Inc.	1,144
14,601	Journal Communications, Inc., Class – A (a)	109
		1,364
	Metal & Glass Containers — 0.57%
5,386	AptarGroup, Inc.	297
25,330	Berry Plastics Group, Inc. (a)	559
3,891	Crown Holdings, Inc. (a)	160
		1,016
	Metals & Mining — 0.13%
1,721	Kaiser Aluminum Corp.	107
10,295	Nn, Inc.	117
		224
	Mortgage Real Estate Investment Trusts — 0.39%
19,557	Anworth Mortgage Asset Corp.	110
8,857	Capstead Mortgage Corp.	107
10,517	Dynex Capital, Inc.	107
4,316	Hatteras Financial Corp.	106
14,910	Redwood Trust, Inc.	253
		683

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage REITs — 0.19%
5,902	AG Mortgage Investment Trust, Inc.	$111
24,138	Armour Residential REIT, Inc.	114
24,192	Gramercy Property Trust, Inc. (a)	109
		334
	Movies & Entertainment — 0.55%
10,790	Imax Corp. (a)	268
21,310	Lions Gate Entertainment Corp. (a)	585
6,121	Regal Entertainment Group, Class – A	110
		963
	Multi-line Insurance — 0.38%
9,433	American Financial Group, Inc.	462
5,060	HCC Insurance Holdings, Inc.	218
		680
	Multiline Retail — 0.06%
3,375	Big Lots, Inc. (a)	106
	Multi-Sector Holdings — 0.17%
11,371	Leucadia National Corp.	298
	Multi-Utilities — 0.36%
6,463	Black Hills Corp.	316
2,741	NorthWestern Corp.	109
4,927	PNM Resources, Inc.	109
3,232	Vectren Corp.	109
		643
	Office Real Estate Investment Trusts — 0.60%
4,302	Alexandria Real Estate Equities, Inc.	283
8,101	Brandywine Realty Trust	110
13,141	Corporate Office Properties Trust	335
5,596	CyrusOne, Inc.	116
9,319	Lexington Realty Trust	109
6,591	Parkway Properties, Inc.	110
		1,063
	Office Services & Supplies — 0.80%
71,881	ARC Document Solutions, Inc. (a)	288
19,600	Herman Miller, Inc.	531
7,438	Pitney Bowes, Inc.	109
6,762	Sykes Enterprises, Inc. (a)	107
11,356	United Stationers, Inc.	381
		1,416
	Oil & Gas Drilling — 0.71%
15,793	Atwood Oceanics, Inc. (a)	822
5,361	Patterson-UTI Energy, Inc.	104
7,803	Unit Corp. (a)	332
		1,258
	Oil & Gas Equipment & Services — 0.93%
5,536	C&J Energy Services, Inc. (a)	107
3,240	CARBO Ceramics, Inc.	218
2,782	Dawson Geophysical Co. (a)	103
5,001	Dril-Quip, Inc. (a)	452
6,559	Mitcham Industries, Inc. (a)	110

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services (continued)
4,652	Natural Gas Services Group, Inc. (a)	$109
9,969	Newpark Resources, Inc. (a)	110
7,652	RPC, Inc.	106
12,789	Superior Energy Services, Inc. (a)	332
		1,647
	Oil & Gas Exploration & Production — 1.70%
4,230	Abraxas Petroleum Corp. (a)	9
16,399	Bill Barrett Corp. (a)	332
4,240	Bonanza Creek Energy, Inc. (a)	150
6,426	Cabot Oil & Gas Corp.	456
18,950	Carrizo Oil & Gas, Inc. (a)	537
3,055	Contango Oil & Gas Co.	103
4,174	Continental Resources, Inc. (a)	359
6,845	Gulfport Energy Corp. (a)	322
11,140	PDC Energy, Inc. (a)	573
14,635	Swift Energy Co. (a)	175
		3,016
	Oil & Gas Refining & Marketing — 0.53%
2,234	CVR Energy, Inc.	106
3,568	Delek US Holdings, Inc.	103
15,749	Rex Energy Corp. (a)	277
3,798	Western Refining, Inc.	107
8,863	World Fuel Services Corp.	354
		947
	Oil & Gas Storage & Transportation — 0.06%
7,469	Ship Finance International Ltd.	111
	Oil, Gas & Consumable Fuels — 0.13%
2,710	Clayton Williams Energy, Inc. (a)	118
3,690	EPL Oil & Gas, Inc. (a)	108
		226
	Packaged Foods & Meats — 0.48%
16,590	Boulder Brands, Inc. (a)	200
2,320	Cal-Maine Foods, Inc.	108
6,760	Ingredion, Inc.	444
11,816	Omega Protein Corp. (a)	106
		858
	Paper & Forest Products — 0.06%
1,619	Domtar Corp.	108
	Paper Packaging — 0.18%
13,070	Boise, Inc.	112
4,087	Packaging Corp. of America	200
		312
	Paper Products — 0.12%
3,398	Neenah Paper, Inc.	108
4,320	P.H. Glatfelter Co.	108
		216
	Personal Products — 0.12%
5,372	Nutraceutical International Corp.	110
1,506	USANA Health Sciences, Inc. (a)	109
		219

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 1.03%
2,120	Actavis, Inc. (a)	$268
8,457	Aegerion Pharmaceuticals, Inc. (a)	536
6,563	Auxilium Pharmaceuticals, Inc. (a)	109
3,164	Hi-Tech Pharmacal Co., Inc.	105
5,641	Impax Laboratories, Inc. (a)	113
1,625	Jazz Pharmaceuticals PLC (a)	112
14,882	Nektar Therapeutics (a)	172
761	Perrigo Co.	92
21,872	POZEN, Inc. (a)	110
3,412	The Medicines Co. (a)	105
3,807	ViroPharma, Inc. (a)	109
		1,831
	Property & Casualty Insurance — 2.13%
1,459	Alleghany Corp. (a)	559
30,791	Argo Group International Holdings Ltd.	1,305
27,833	Aspen Insurance Holdings Ltd.	1,032
8,990	Fidelity National Financial, Inc.	214
5,493	Stewart Information Services Corp.	144
14,803	Universal Insurance Holdings, Inc.	105
10,341	W.R. Berkley Corp.	423
		3,782
	Publishing — 1.05%
3,737	Scholastic Corp.	109
6,975	Shutterstock, Inc. (a)	389
55,320	Valassis Communications, Inc.	1,361
		1,859
	Railroads — 0.13%
2,118	Kansas City Southern Industries	224
	Real Estate Investment Trusts (REITs) — 0.18%
9,434	Ashford Hospitality Trust	108
20,610	Cedar Realty Trust, Inc.	107
6,480	Invesco Mortgage Capital	107
		322
	Regional Banks — 5.33%
33,388	BancorpSouth, Inc.	591
66,677	BBCN Bancorp, Inc.	948
2,997	Camden National Corp.	106
71,594	CapitalSource, Inc.	672
3,046	Century Bancorp, Inc., Class – A	107
18,078	Columbia Banking System, Inc.	430
8,736	Cullen/Frost Bankers, Inc.	583
6,543	First Bancorp, Inc. Maine	114
552	First Citizens BancShares, Inc., Class – A	106
6,800	First Community Bancshares, Inc.	107
5,337	First Interstate BancSystem, Inc.	111
3,943	Great Southern Bancorp, Inc.	106
3,972	Heartland Financial USA, Inc.	109
6,667	IBERIABANK Corp.	357
4,858	International Bancshares Corp.	110

Shares	Security Description	Value (000)
	Regional Banks (continued)
7,800	MainSource Financial Group, Inc.	$105
131,764	National Penn Bancshares, Inc.	1,338
5,079	NBT Bancorp, Inc.	108
5,125	Peoples Bancorp, Inc.	108
11,712	Popular, Inc. (a)	355
4,774	Republic Bancorp, Inc., Class – A	105
6,289	Suffolk Bancorp (a)	103
136,075	Synovus Financial Corp.	397
80,405	TCF Financial Corp.	1,140
39,547	Webster Financial Corp.	1,016
4,122	WesBanco, Inc.	109
		9,441
	Reinsurance — 0.20%
2,814	Everest Re Group Ltd.	361
	Research and Consulting Services — 0.40%
15,924	CBIZ, Inc. (a)	107
3,484	ICF International, Inc. (a)	110
22,770	RPX Corp. (a)	383
2,637	VSE Corp.	108
		708
	Residential Real Estate Investment Trusts — 0.45%
6,809	Associated Estates Realty Corp.	109
1,396	Equity Lifestyle Properties, Inc.	110
8,440	Mid-America Apartment Communities, Inc.	572
		791
	Restaurants — 2.22%
20,330	Bloomin' Brands, Inc. (a)	506
2,349	Bob Evans Farms, Inc.	110
4,525	Buffalo Wild Wings, Inc. (a)	444
16,746	Carrols Restaurant Group, Inc. (a)	108
2,644	CEC Entertainment, Inc.	109
10,793	Chuy's Holdings, Inc. (a)	414
15,228	Del Frisco's Restaurant Group, Inc. (a)	326
19,774	Denny's Corp. (a)	111
8,123	Fiesta Restaurant Group, Inc. (a)	279
75,664	Krispy Kreme Doughnuts, Inc. (a)	1,320
2,938	Noodles & Co. (a)	108
11,908	Ruby Tuesday, Inc. (a)	110
		3,945
	Retail Real Estate Investment Trusts — 0.13%
5,902	Pennsylvania Real Estate Investment Trust	111
7,249	Ramco-Gershenson Properties Trust	113
		224
	Security & Alarm Services — 0.06%
4,183	The Brink's Co.	107
	Semiconductor Equipment — 1.20%
14,324	Advanced Energy Industries, Inc. (a)	249
25,887	Amkor Technology, Inc. (a)	109
3,223	Cabot Microelectronics Corp. (a)	106
11,389	Entegris, Inc. (a)	107

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment (continued)
4,066	FEI Co.	$297
16,210	SunEdison, Inc. (a)	132
6,301	Teradyne, Inc. (a)	111
5,100	Tessera Technologies, Inc.	106
18,341	Ultratech, Inc. (a)	674
6,487	Veeco Instruments, Inc. (a)	230
		2,121
	Semiconductors — 3.21%
13,882	Alpha & Omega Semiconductor Ltd. (a)	106
6,934	Altera Corp.	229
1,165	Applied Micro Circuits Corp. (a)	10
4,961	Cavium, Inc. (a)	175
52,491	Cypress Semiconductor Corp.	563
43,244	Diodes, Inc. (a)	1,123
30,116	Fairchild Semiconductor International, Inc. (a)	416
17,369	GSI Technology, Inc. (a)	110
9,752	Integrated Silicon Solution, Inc. (a)	107
18,622	International Rectifier Corp. (a)	390
9,860	IXYS Corp.	109
11,002	Maxim Integrated Products, Inc.	306
9,136	Microsemi Corp. (a)	208
17,680	Monolithic Power Systems, Inc.	426
20,250	ON Semiconductor Corp. (a)	164
8,709	Semtech Corp. (a)	305
3,163	Silicon Laboratories, Inc. (a)	131
20,642	Skyworks Solutions, Inc. (a)	452
8,814	Spansion, Inc., Class – A (a)	110
37,410	TriQuint Semiconductor, Inc. (a)	259
		5,699
	Semiconductors & Semiconductor Equipment — 0.13%
13,800	Atmel Corp. (a)	102
16,400	Integrated Device Technology, Inc. (a)	130
		232
	Soft Drinks — 0.06%
1,753	Coca-Cola Bottling Co. Consolidated	107
	Software — 0.01%
1,400	SeaChange International, Inc. (a)	16
	Specialized Consumer Services — 0.87%
4,433	Coinstar, Inc. (a)	260
4,621	Hillenbrand, Inc.	110
27,955	LifeLock, Inc. (a)	327
17,810	Matthews International Corp., Class – A	671
6,628	Regis Corp.	109
1,931	Sotheby's	73
		1,550
	Specialized Finance — 0.51%
3,223	Encore Capital Group, Inc. (a)	107

Shares	Security Description	Value (000)
	Specialized Finance (continued)
6,728	Interactive Brokers Group, Inc., Class – A	$107
34,247	PHH Corp. (a)	698
		912
	Specialized Real Estate Investment Trusts — 0.75%
6,792	CubeSmart	109
83,278	DiamondRock Hospitality Co.	776
4,451	LaSalle Hotel Properties	110
5,526	Potlatch Corp.	223
9,295	Sunstone Hotel Investors, Inc. (a)	112
		1,330
	Specialty Chemicals — 0.71%
4,119	A. Schulman, Inc.	110
5,132	Albemarle Corp.	320
2,310	Celanese Corp., Series A	103
4,100	Kraton Performance Polymers, Inc. (a)	87
1,228	NewMarket Corp.	323
3,499	OM Group, Inc. (a)	108
1,737	Quaker Chemical Corp.	108
1,926	Stepan Co.	107
		1,266
	Specialty Retail — 0.40%
39,915	Flotek Industries, Inc. (a)	716
	Specialty Stores — 0.58%
7,939	Cabela's, Inc. (a)	514
3,449	Tractor Supply Co.	406
9,612	West Marine, Inc. (a)	106
		1,026
	Steel — 0.46%
10,230	Allegheny Technologies, Inc.	269
4,876	Carpenter Technology Corp.	220
4,516	Olympic Steel, Inc.	111
4,398	Schnitzer Steel Industries, Inc., Class – A	103
7,427	Steel Dynamics, Inc.	111
		814
	Systems Software — 2.13%
8,751	Fleetmatics Group Ltd. (a)	291
3,860	Imperva, Inc. (a)	174
29,594	Infoblox, Inc. (a)	866
12,774	NetSuite, Inc. (a)	1,172
4,962	Progress Software Corp. (a)	114
6,710	Proofpoint, Inc. (a)	163
11,393	Rally Software Development Corp. (a)	283
27,179	Rovi Corp. (a)	621
6,345	Walker & Dunlop, Inc. (a)	111
		3,795
	Technology Distributors — 1.54%
70,780	Ingram Micro, Inc. (a)	1,344
51,274	Insight Enterprises, Inc. (a)	910
7,126	PC Connection, Inc.	110
4,612	ScanSource, Inc. (a)	148

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Distributors (continued)
2,595	SYNNEX Corp. (a)	$110
2,304	Tech Data Corp. (a)	108
		2,730
	Thrifts & Mortgage Finance — 0.85%
10,217	Astoria Financial Corp.	110
7,203	Dime Community Bancshares	110
3,920	Federal Agricultural Mortgage Corp., Class – C	113
4,678	First Defiance Financial Corp.	105
6,563	Flushing Financial Corp.	108
7,276	OceanFirst Financial Corp.	114
19,615	Provident Financial Services, Inc.	310
10,120	WSFS Financial Corp.	530
		1,500
	Tobacco — 0.06%
1,813	Universal Corp.	105
	Trading Companies & Distributors — 0.87%
6,879	Aircastle Ltd.	110
8,230	Applied Industrial Technologies, Inc.	398
4,072	GATX Corp.	193
12,530	MRC Global, Inc. (a)	346
2,537	TAL International Group, Inc.	111
4,622	Watsco, Inc.	388
		1,546
	Trucking — 0.59%
657	AMERCO, Inc.	106
21,332	Con-way, Inc.	831
1,776	Ryder System, Inc.	108
		1,045
	Wireless Telecommunication Services — 0.83%
132,727	NII Holdings, Inc. (a)	885
4,810	SBA Communications Corp., Class – A (a)	357
4,791	Telephone & Data Systems, Inc.	118
8,257	USA Mobility, Inc.	112
		1,472
	Total Common Stocks	176,196

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. (a)(b)*	$—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc. (a)(c)*	—
	Oil & Gas Refining & Marketing — 0.00%
6,600	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—
	Time Deposit — 0.01%
$16	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	16
	Total Time Deposit	16
	Mutual Funds — 0.11%
125,654	Alliance Money Market Fund Prime Portfolio, 0.02% (d)	126
73,852	SSgA Prime Money Market Fund, 0.02% (d)	74
	Total Mutual Funds	200
	Total Investments (cost $129,618) — 99.44%	176,412
	Other assets in excess of liabilities — 0.56%	993
	Net Assets — 100.00%	$177,405

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	The rate disclosed is the rate in effect on June 30, 2013.
NYS	— New York Registered Shares
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional Small Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	19.76%	22.98%	16.39%	18.78%	21.41%	99.32%
Contingent Rights	—	—	—	—	0.00%	0.00%
Time Deposit	—	0.01%	—	—	—	0.01%
Mutual Funds	0.04%	—	—	—	0.07%	0.11%
Other Assets (Liabilities)	-0.01%	0.10%	0.13%	0.27%	0.07%	0.56%
Total Net Assets	19.79%	23.09%	16.52%	19.05%	21.55%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Mutual Fund — 0.00%
144,762	DWS Government Cash Money Market Fund, 0.03% (a)	$145
	Total Mutual Fund	145
	Total Investments (cost $145)	145
	Liabilities in excess of other assets — 0.00%	(145)
	Net Assets — 0.00%	$—

Amounts designated as “ — ” are $0 or have been rounded to $0.

(a)	The rate disclosed is the rate in effect on June 30, 2013.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 60.69%
	Australia — 2.61%
2,560,168	Alumina Ltd. (Aluminum) (a)	$2,306
76,799	Amcor Ltd. (Paper Packaging)	712
2,672,743	Beach Energy Ltd. (Oil & Gas Exploration & Production)	2,774
183,918	BHP Billiton Ltd. (Diversified Metals & Mining)	5,275
48,994	Boral Ltd. (Construction Materials)	189
8,629	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	142
1,406,875	Fortescue Metals Group Ltd. (Steel)	3,910
26,646	Iluka Resources Ltd. (Diversified Metals & Mining)	243
102,606	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	268
1,768,210	Medusa Mining Ltd. (Gold) (a)	2,497
48,928	Newcrest Mining Ltd. (Gold)	442
23,341	Orica Ltd. (Commodity Chemicals)	441
69,623	Origin Energy Ltd. (Integrated Oil & Gas)	800
27,837	Rio Tinto Ltd. (Diversified Metals & Mining)	1,333
61,421	Santos Ltd. (Oil & Gas Exploration & Production)	704
35,497	Whitehaven Coal Ltd. (Coal & Consumable Fuels)	75
42,138	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,349
13,207	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	235
		23,695
	Austria — 0.08%
9,415	OMV AG (Integrated Oil & Gas)	425
7,166	Voestalpine AG (Steel)	253
		678
	Belgium — 0.09%
3,773	Solvay SA (Diversified Chemicals)	494
7,257	Umicore SA (Specialty Chemicals)	302
		796
	Bermuda — 0.19%
206,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	365
18,500	Nabors Industries Ltd. (Oil & Gas Drilling)	283
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	64
23,981	Seadrill Ltd. (Oil & Gas Drilling)	968
		1,680
	Brazil — 0.89%
48,000	Companhia Siderurgica Nacional SA (CSN) (Steel)	130
7,713	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	149
18,070	Duratex SA (Forest Products)	103
15,600	Fibria Celulose SA (Paper Products) (a)	173

Shares	Security Description	Value (000)
	Brazil (continued)
88,044	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production)(a)	$31
195,212	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,300
330,140	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	4,430
7,819	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	191
20,903	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	499
83,710	Vale SA (Steel)	1,094
		8,100
	Canada — 7.00%
10,900	Agnico-Eagle Mines Ltd. (Gold)	301
9,587	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	831
7,400	AltaGas Ltd. (Oil & Gas Storage & Transporta)	259
19,800	ARC Resources Ltd. (Oil & Gas Exploration & Production)	518
20,495	Athabasca Oil Corp. (Integrated Oil & Gas) (a)	127
219,459	Barrick Gold Corp. (Gold)	3,465
7,600	Baytex Energy Corp. (Oil & Gas Exploration & Production)	274
11,400	Bonavista Energy Corp. (Oil & Gas Exploration & Production)	148
25,300	Cameco Corp. (Coal & Consumable Fuels)	522
225,769	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	6,367
31,400	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	581
48,314	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,379
24,077	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	817
45,704	Eldorado Gold Corp. (Gold)	283
49,311	Enbridge, Inc. (Oil & Gas Storage & Transportation)	2,073
274,367	EnCana Corp. (Oil & Gas Exploration & Production)	4,645
12,600	Enerplus Corp. (Oil & Gas Exploration & Production)	186
340,760	First Quantum Minerals Ltd. (Diversified Metals & Mining)	5,056
9,240	Franco-Nevada Corp. (Gold)	331
162,453	Goldcorp, Inc. (Gold)	4,036
22,015	Husky Energy, Inc. (Integrated Oil & Gas)	587
289,091	Imperial Oil Ltd. (Integrated Oil & Gas)	11,046
5,000	Keyera Corp. (Oil & Gas Refining & Marketing)	269
72,521	Kinross Gold Corp. (Gold)	372
211,400	Meg Energy Corp. (Oil & Gas Exploration & Production)(a)	5,797
29,850	New Gold, Inc. (Gold) (a)	193

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
19,498	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	$343
18,869	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	578
32,858	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	162
30,800	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	325
9,000	Peyto Exploration & Development Corp. (Oil & Gas Exploration & Produc)	260
55,346	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	2,112
22,451	Silver Wheaton Corp. (Precious Metals & Minerals)	440
97,998	Suncor Energy, Inc. (Integrated Oil & Gas)	2,889
65,886	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	752
37,097	Teck Cominco Ltd., Class – B (Diversified Metals & Mining)	793
9,851	Tourmaline Oil Corp. (Oil & Gas Exploration & Production)(a)	395
45,400	TransCanada Corp. (Multi-Utilities)	1,955
25,153	Turquoise Hill Resources Ltd. (Diversified Metals & Mining) (a)	149
245,600	Uranium Participation Corp. (Asset Management & Custody Banks)(a)	1,170
6,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	293
48,100	Yamana Gold, Inc. (Gold)	459
		63,538
	Cayman Islands — 0.03%
136,000	China Resources Cement Holdings Ltd. (Construction Materials)	68
117,000	China Shanshui Cement Group Ltd. (Construction Materials)	53
129,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	77
69,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	64
		262
	Chile — 0.08%
4,704	Cap SA (Steel)	105
76,587	Empresas CMPC SA (Paper Products)	237
29,341	Empresas Copec SA (Oil & Gas Exploration & Production)	384
		726
	China — 0.51%
266,000	Aluminum Corp. of China Ltd., H Shares (Aluminum) (a)	86
79,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	214
67,500	BBMG Corp., H Shares (Construction Materials)	42

Shares	Security Description	Value (000)
	China (continued)
124,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	$76
260,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	136
184,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	165
96,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	188
1,630,869	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,148
217,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	555
37,800	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	182
88,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	149
1,348,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,435
146,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	49
130,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	93
52,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	33
402,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	71
		4,622
	Colombia — 0.11%
24,975	Cementos Argos SA (Construction Materials)	104
313,096	Ecopetrol SA (Integrated Oil & Gas)	665
18,567	Grupo Argos SA (Construction Materials)	186
		955
	Curaçao — 1.02%
128,508	Schlumberger Ltd. (Oil & Gas Equipment & Services)	9,209
	Denmark — 0.05%
14,944	Novozymes A/S, B Shares (Specialty Chemicals)	478
	Finland — 0.08%
8,600	Neste Oil Oyj (Oil & Gas Refining & Marketing)	126
34,722	Stora Enso Oyj, R Shares (Paper Products)	233
33,364	UPM-Kymmene Oyj (Paper Products)	327
		686
	France — 1.14%
20,092	Air Liquide SA (Industrial Gases)	2,481
4,014	Arkema SA (Commodity Chemicals)	368
9,950	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	220
2,106	Imerys SA (Precious Metals & Minerals)	129
12,160	Lafarge SA (Construction Materials)	748
6,472	Technip SA (Oil & Gas Equipment & Services)	657

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
117,073	Total SA (Integrated Oil & Gas)	$5,715
		10,318
	Germany — 1.03%
59,083	BASF SE (Diversified Chemicals)	5,277
8,949	HeidelbergCement AG (Construction Materials)	602
11,012	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	407
5,319	Lanxess AG (Diversified Chemicals)	320
11,915	Linde AG (Industrial Gases)	2,223
25,389	ThyssenKrupp AG (Steel) (a)	499
		9,328
	Hong Kong — 0.23%
1,148,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	1,948
97,500	Fosun International Ltd. (Steel)	72
222,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	86
		2,106
	Hungary — 0.02%
2,609	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	195
	India — 0.63%
186,546	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	5,416
33,600	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)	196
31,200	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Steel)	146
		5,758
	Indonesia — 0.09%
955,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	83
904,500	PT Bumi Resources Tbk (Coal & Consumable Fuels) (a)	50
27,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	77
94,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	232
189,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	327
55,500	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	74
		843
	Ireland — 0.53%
226,261	CRH PLC (Construction Materials)	4,590
28,192	James Hardie Industries SE (Construction Materials)	242
		4,832
	Israel — 0.05%
262	Delek Group Ltd. (Oil & Gas Refining & Marketing)	68

Shares	Security Description	Value (000)
	Israel (continued)
28,346	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	$280
172	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals) (a)	104
		452
	Italy — 0.40%
163,260	Eni SpA (Integrated Oil & Gas)	3,353
16,927	Saipem SpA (Oil & Gas Equipment & Services)	275
		3,628
	Japan — 2.87%
10,000	Air Water, Inc. (Industrial Gases)	141
80,000	Asahi Kasei Corp. (Commodity Chemicals)	529
35,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing) (a)	64
19,000	Daicel Corp. (Specialty Chemicals)	167
19,000	Daido Steel Co. Ltd. (Steel)	96
6,400	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	100
10,000	Hitachi Metals Ltd. (Steel)	113
1,500	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	115
140	INPEX Corp. (Oil & Gas Exploration & Production)	585
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	69
31,200	JFE Holdings, Inc. (Steel)	685
11,200	JSR Corp. (Specialty Chemicals)	227
142,844	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	693
19,000	Kaneka Corp. (Commodity Chemicals)	125
15,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	192
159,000	Kobe Steel Ltd. (Steel) (a)	197
21,700	Kuraray Co. Ltd. (Commodity Chemicals)	305
2,800	Maruichi Steel Tube Ltd. (Steel)	72
86,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	406
24,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	176
71,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	250
2,962,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	6,691
3,291,482	Nippon Steel & Sumitomo Metal Corp. (Steel)	8,896
10,500	Nitto Denko Corp. (Specialty Chemicals)	676
51,000	Oji Paper Co. Ltd. (Paper Products)	206
26,415	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,753
95,000	Showa Denko K.K. (Diversified Chemicals)	125
12,000	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	99
96,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	302

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
33,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	$368
75,000	Taiheiyo Cement Corp. (Construction Materials)	240
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	104
60,000	Teijin Ltd. (Commodity Chemicals)	132
18,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	174
93,000	Toray Industries, Inc. (Commodity Chemicals)	602
10,400	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	160
65,000	Ube Industries Ltd. (Diversified Chemicals)	121
2,500	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	76
		26,032
	Jersey — 1.03%
2,095,786	Glencore International PLC (Diversified Metals & Mining)	8,674
16,654	Petrofac Ltd. (Oil & Gas Equipment & Services)	303
5,535	Randgold Resources Ltd. (Gold)	344
		9,321
	Luxembourg — 0.10%
17,709	Subsea 7 SA (Oil & Gas Equipment & Services)	311
30,188	Tenaris SA (Oil & Gas Equipment & Services)	605
		916
	Malaysia — 0.11%
72,800	Bumi Armada Berhad (Oil & Gas Equipment & Services)	89
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	82
177,800	Petronas Chemicals Group Berhad (Commodity Chemicals)	373
15,400	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	123
229,700	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services) (a)	297
		964
	Mexico — 0.24%
721,524	Cemex SAB de CV (Construction Materials) (a)	765
244,134	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	707
11,039	Industrias CH SAB de CV, Series B (Steel) (a)	73
8,895	Industrias Penoles SA de CV (Precious Metals & Minerals)	265
67,132	Mexichem SAB de CV (Commodity Chemicals)	278

Shares	Security Description	Value (000)
	Mexico (continued)
40,000	Minera Frisco SAB de CV1, Class – A1 (Diversified Metals & Mining) (a)	$120
		2,208
	Mongolia — 0.24%
11,678,620	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	2,168
	Netherlands — 1.40%
15,460	Akzo Nobel NV (Diversified Chemicals)	872
2,989	Core Laboratories NV (Oil & Gas Equipment & Services)	453
4,669	Fugro NV (Oil & Gas Equipment & Services)	253
10,002	Koninklijke DSM NV (Diversified Chemicals)	652
157,364	LyondellBasell Industries NV (Specialty Chemicals)	10,427
		12,657
	New Zealand — 0.03%
43,778	Fletcher Building Ltd. (Construction Materials)	286
	Norway — 0.86%
10,487	Aker Solutions ASA (Oil & Gas Equipment & Services)	143
59,521	Norsk Hydro ASA (Aluminum)	238
71,630	Statoil ASA (Integrated Oil & Gas)	1,478
263,854	Statoil ASA – Sponsored ADR (Integrated Oil & Gas)	5,459
11,831	Yara International ASA (Fertilizers & Agricultural Chemicals)	472
		7,790
	Papua New Guinea — 0.46%
587,259	Oil Search Ltd. (Oil & Gas Exploration & Production)	4,150
	Peru — 0.02%
12,400	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)	183
	Poland — 0.11%
2,535	Grupa Azoty SA (Fertilizers & Agricultural Chemicals)	57
4,151	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	45
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	48
8,943	KGHM Polska Miedz SA (Diversified Metals & Mining)	325
20,507	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	288
113,155	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas) (a)	198
35,895	Synthos SA (Commodity Chemicals)	49
		1,010
	Portugal — 0.49%
303,233	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	4,489

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 0.59%
32,618	LUKOIL, ADR (Integrated Oil & Gas)	$1,871
33,406	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)	480
5,814	NovaTek OAO – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	695
88,641	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	607
13,448	Severstal – Sponsored GDR, Registered Shares (Steel)	86
65,266	Surgutneftegas – Sponsored ADR (Integrated Oil & Gas)	512
14,753	Tatneft OAO – Sponsored GDR, Registered Shares, ADR (Oil & Gas Exploration & Production)	536
3,640	TMK OAO – Sponsored GDR, Registered Shares (Oil & Gas Equipment & Services)	42
16,612	Uralkali – Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	550
		5,379
	South Africa — 0.40%
7,121	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	108
4,206	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	126
24,513	AngloGold Ashanti Ltd. (Gold)	347
2,065	Assore Ltd. (Diversified Metals & Mining)	67
9,143	Exxaro Resources Ltd. (Diversified Metals & Mining)	135
46,650	Gold Fields Ltd. (Gold)	240
24,254	Harmony Gold Mining Co. Ltd. (Gold)	88
34,354	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	324
5,147	Kumba Iron Ore Ltd. (Steel)	240
37,868	Nampak Ltd. (Metal & Glass Containers)	126
19,478	Northam Platinum Ltd. (Precious Metals & Minerals) (a)	63
32,896	PPC Ltd. (Construction Materials)	99
34,614	Sappi Ltd. (Paper Products) (a)	86
35,119	Sasol Ltd. (Integrated Oil & Gas)	1,534
		3,583
	South Korea — 0.41%
3,017	Cheil Industries, Inc. (Diversified Chemicals)	237
3,267	GS Holdings Corp. (Oil & Gas Refining & Marketing)	147
5,710	Hanwha Chemical Corp. (Commodity Chemicals)	84
2,690	Hanwha Corp. (Commodity Chemicals)	69
1,091	Honam Petrochemical Corp. (Commodity Chemicals)	137
1,572	Hyosung Corp. (Commodity Chemicals)	81

Shares	Security Description	Value (000)
	South Korea (continued)
1,920	Hyundai Hysco (Steel)	$58
3,529	Hyundai Steel Co. (Steel)	198
876	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	63
543	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	132
2,952	LG Chem Ltd. (Commodity Chemicals)	654
1,067	OCI Co. Ltd. (Diversified Chemicals)	125
4,161	POSCO (Steel)	1,087
3,839	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	456
2,879	S-Oil Corp. (Oil & Gas Refining & Marketing)	185
		3,713
	Spain — 0.63%
10,657	Cemex Latam Holdings SA (Construction Materials) (a)	71
267,980	Repsol YPF SA (Integrated Oil & Gas)	5,654
		5,725
	Sweden — 0.05%
17,232	Boliden AB (Diversified Metals & Mining)	214
14,081	Lundin Petroleum AB (Oil & Gas Exploration & Production)(a)	279
		493
	Switzerland — 0.76%
510	EMS-Chemie Holding AG – Registered (Diversified Chemicals)	151
529	Givaudan SA – Registered (Specialty Chemicals)	683
14,637	Holcim Ltd. – Registered (Construction Materials)	1,021
16,100	Noble Corp. (Oil & Gas Drilling)	605
137	Sika AG (Specialty Chemicals)	355
5,991	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	2,345
22,979	Transocean Ltd. (Oil & Gas Drilling)	1,106
48,500	Weatherford International Ltd. (Oil & Gas Equipment & Services) (a)	664
		6,930
	Taiwan — 0.37%
134,240	Asia Cement Corp. (Construction Materials)	165
116,325	China Petrochemical Development Corp. (Commodity Chemicals)	59
732,435	China Steel Corp. (Steel)	600
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	48
200,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	491
73,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	186
254,000	Formosa Plastics Corp. (Commodity Chemicals)	615
29,394	LCY Chemical Corp. (Commodity Chemicals)	37

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
301,000	Nan Ya Plastics Corp. (Commodity Chemicals)	$634
212,000	Taiwan Cement Corp. (Construction Materials)	261
50,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	121
38,000	TSRC Corp. (Commodity Chemicals)	73
46,000	Tung Ho Steel Enterprise Corp. (Steel)	42
		3,332
	Thailand — 0.22%
7,950	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	62
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	47
594,100	IRPC Public Co. Ltd. – NVDR (Oil & Gas Refining & Marketing)	63
88,804	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	454
102,955	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	229
54,500	PTT Public Co. Ltd. (Integrated Oil & Gas)	589
53,300	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	108
6,900	The Siam Cement Public Co. Ltd. (Construction Materials)	99
19,100	The Siam Cement Public Co. Ltd. – Foreign Registered Shares (Construction Materials)	282
3,200	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	46
		1,979
	Turkey — 0.01%
89,435	Eregli Demir ve Celik Fabrikalari TAS (Steel)	92
2,762	Koza Altin Isletmeleri AS (Gold)	34
		126
	United Kingdom — 10.38%
19,597	AMEC PLC (Oil & Gas Equipment & Services)	300
258,966	Anglo American PLC (Diversified Metals & Mining)	4,986
25,137	Antofagasta PLC (Diversified Metals & Mining)	304
1,140,003	BG Group PLC (Integrated Oil & Gas)	19,390
531,276	BHP Billiton PLC (Diversified Metals & Mining)	13,589
838,010	BP PLC (Integrated Oil & Gas)	5,802
328,700	BP PLC – Sponsored ADR (Integrated Oil & Gas)	13,720
8,650	Croda International PLC (Specialty Chemicals)	326
14,877	Ensco PLC, ADR (Oil & Gas Drilling)	865

Shares	Security Description	Value (000)
	United Kingdom (continued)
13,146	Johnson Matthey PLC (Specialty Chemicals)	$525
738,939	Ophir Energy PLC (Oil & Gas Exploration & Production)(a)	4,012
49,983	Rexam PLC (Metal & Glass Containers)	363
423,314	Rio Tinto PLC (Diversified Metals & Mining)	17,270
8,268	Rowan Cos. PLC, Class – A (Oil & Gas Drilling) (a)	282
352,353	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	11,448
59,041	Tullow Oil PLC (Oil & Gas Exploration & Production)	899
6,706	Vedanta Resources PLC (Diversified Metals & Mining)	104
		94,185
	United States — 22.06%
13,336	Air Products & Chemicals, Inc. (Industrial Gases)	1,221
4,325	Airgas, Inc. (Industrial Gases)	413
5,678	Albemarle Corp. (Specialty Chemicals)	354
68,324	Alcoa, Inc. (Aluminum)	534
108,921	Allegheny Technologies, Inc. (Steel)	2,866
131,479	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	11,297
25,215	Apache Corp. (Oil & Gas Exploration & Production)	2,114
4,800	Ashland, Inc. (Chemicals)	401
133,925	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	6,178
9,300	Ball Corp. (Metal & Glass Containers)	386
13,400	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	952
16,046	Cameron International Corp. (Oil & Gas Equipment & Services) (a)	981
10,200	Celanese Corp., Series A (Specialty Chemicals)	457
4,045	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	694
13,100	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	364
34,146	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	696
178,003	Chevron Corp. (Integrated Oil & Gas)	21,064
5,600	Cimarex Energy Co. (Oil & Gas Exploration & Production)	364
168,623	Cobalt International Energy, Inc. (Oil & Gas Exploration, Production and Services) (a)	4,480
6,700	Concho Resources, Inc. (Oil & Gas Exploration & Production)(a)	561
74,571	ConocoPhillips (Integrated Oil & Gas)	4,512
205,512	CONSOL Energy, Inc. (Coal & Consumable Fuels)	5,569
2,969	Continental Resources, Inc. (Oil & Gas Exploration & Production)(a)	256

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
9,400	Crown Holdings, Inc. (Metal & Glass Containers) (a)	$387
23,900	Denbury Resources, Inc. (Oil & Gas Exploration & Production)(a)	414
24,691	Devon Energy Corp. (Oil & Gas Exploration & Production)	1,281
4,430	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	305
37,400	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)	3,377
60,086	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	3,155
9,856	Eastman Chemical Co. (Diversified Chemicals)	690
17,036	Ecolab, Inc. (Specialty Chemicals)	1,451
4,600	Energen Corp. (Oil & Gas Exploration & Production)	240
65,278	EOG Resources, Inc. (Oil & Gas Exploration & Production)	8,596
9,738	EQT Corp. (Oil & Gas Exploration & Production)	773
152,308	Exxon Mobil Corp. (Integrated Oil & Gas)	13,762
8,762	FMC Corp. (Diversified Chemicals)	535
15,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)	852
66,117	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	1,825
194,987	Halliburton Co. (Oil & Gas Equipment & Services)	8,135
6,800	Helmerich & Payne, Inc. (Oil & Gas Drilling)	425
19,648	Hess Corp. (Integrated Oil & Gas)	1,306
12,271	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	525
5,200	International Flavors & Fragrances, Inc. (Specialty Chemicals)	391
26,700	International Paper Co. (Paper Products)	1,183
129,000	KBR, Inc. (Construction & Engineering)	4,193
6,698	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)	560
43,036	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	1,642
45,234	Marathon Oil Corp. (Integrated Oil & Gas)	1,564
90,413	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	6,426
2,928	Martin Marietta Materials, Inc. (Construction Materials)	288
11,200	MeadWestvaco Corp. (Paper Products)	382
34,170	Monsanto Co. (Fertilizers & Agricultural Chemicals)	3,376
12,000	Murphy Oil Corp. (Integrated Oil & Gas)	731
72,258	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	4,979
31,975	Newmont Mining Corp. (Gold)	958

Shares	Security Description	Value (000)
	United States (continued)
22,820	Noble Energy, Inc. (Oil & Gas Exploration & Production)	$1,370
20,500	Nucor Corp. (Steel)	888
51,710	Occidental Petroleum Corp. (Integrated Oil & Gas)	4,614
7,058	Oceaneering International, Inc. (Oil & Gas Equipment & Services)	510
10,100	Owens-Illinois, Inc. (Metal & Glass Containers) (a)	281
212,019	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)	4,104
17,400	Peabody Energy Corp. (Coal & Consumable Fuels)	255
183,711	Phillips 66 (Oil & Gas Refining & Marketing)	10,821
69,537	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	10,065
9,118	PPG Industries, Inc. (Diversified Chemicals)	1,335
19,050	Praxair, Inc. (Industrial Gases)	2,194
11,300	QEP Resources, Inc. (Oil & Gas Exploration & Production)	314
10,629	Range Resources Corp. (Oil & Gas Exploration & Production)	822
4,600	Rock-Tenn Co., Class – A (Paper Packaging)	459
11,700	Sealed Air Corp. (Paper Packaging)	280
7,700	Sigma-Aldrich Corp. (Specialty Chemicals)	619
10,760	Southern Copper Corp. (Diversified Metals & Mining)	297
142,418	Southwestern Energy Co. (Oil & Gas Exploration & Production)(a)	5,203
42,678	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	1,471
10,159	Superior Energy Services, Inc. (Oil & Gas Equipment & Services) (a)	264
8,800	Tesoro Corp. (Oil & Gas Refining & Marketing)	460
77,433	The Dow Chemical Co. (Diversified Chemicals)	2,491
94,392	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	5,079
5,651	The Sherwin-Williams Co. (Specialty Chemicals)	998
43,578	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	1,415
9,800	Ultra Petroleum Corp. (Oil & Gas Exploration & Production)(a)	194
35,900	Valero Energy Corp. (Oil & Gas Refining & Marketing)	1,248
8,200	Vulcan Materials Co. (Construction Materials)	397
7,800	Whiting Petroleum Corp. (Oil & Gas Exploration & Production)(a)	360
		200,229
	Total Common Stocks	550,733

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.57%
	Brazil — 0.48%
14,300	Bradespar SA – Preferred (Steel)	$129
9,500	Braskem SA – Preferred, Class – A (Commodity Chemicals) (a)	70
55,800	Gerdau SA – Preferred (Steel)	316
30,700	Klabin SA – Preferred (Paper Packaging)	151
17,600	Metalurgica Gerdau SA – Preferred (Steel)	125
268,375	Petroleo Brasileiro SA – Preferred (Integrated Oil & Gas)	1,952
18,800	Suzano Papel e Celulose SA – Preferred, Class – A (Paper Products)	69
23,987	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Steel) (a)	80
121,204	Vale SA – Preferred (Steel)	1,470
		4,362
	Chile — 0.03%
6,128	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Fertilizers & Agricultural Chemicals)	249
	Colombia — 0.01%
8,262	Grupo Argos SA – Preferred (Construction Materials)	83
	Germany — 0.02%
2,267	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	180
	Russia — 0.02%
98	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	217
	South Korea — 0.01%
488	LG Chem Ltd. – Preferred (Commodity Chemicals)	49
	Total Preferred Stocks	5,140
	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) (a)	29
	Total Warrant	29
	Right — 0.02%
	Spain — 0.02%
266,198	Repsol SA (Integrated Oil & Gas)	148
	Total Right	148
	Commercial Paper — 1.12%
	Luxembourg — 0.19%
$1,700	Holcim U.S. Finance Sarl & Cie SCS, 0.45%, 9/10/13 (c)	1,699
	United Kingdom — 0.31%
1,750	Nissan Motor Acceptance Corp., 0.30%, 7/22/13 (c)	1,750
1,100	Standard Chartered Bank PLC, 0.95%, 9/26/13 (c)	1,099
		2,849

Principal Amount (000)	Security Description	Value (000)
	Commercial Paper (continued)
	United States — 0.62%
$1,700	Commonwealth Edison Co., 0.37%, 8/16/13 (c)	$1,699
1,100	Dominion Resources, Inc., 0.29%, 7/1/13 (c)	1,100
1,100	Duke Energy Corp., 0.30%, 7/22/13 (c)	1,100
1,750	Kansas City Power & Light Co., 0.30%, 7/17/13 (c)	1,750
		5,649
	Total Commercial Paper	10,197
	Corporate Bonds — 0.31%
400	Citigroup, Inc., 6.50%, 8/19/13 (Diversified Financial Services)	403
1,400	HSBC Finance Corp., 0.53%, 1/15/14 (Diversified Financial Services) (d)	1,399
1,000	Morgan Stanley, 6.00%, 5/13/14 (Capital Markets)	1,040
	Total Corporate Bonds	2,842
	Asset Backed Securities — 0.89%
366	AIMCO, Series 2005-AAB, Class A1B, 0.53%, 10/20/19 (b)(d)	362
588	Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.54%, 10/30/17 (b)(d)	587
485	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.51%, 11/15/17 (b)(d)	483
600	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.54%, 5/10/21 (b)(d)	585
1,000	Citibank Omni Master Trust , Series 2009-A14A4, Class A14, 2.94%, 8/15/18 (b)(d)	1,027
1,200	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.52%, 7/20/19 (b)(d)	1,169
358	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.55%, 1/26/20 (b)(d)	353
540	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.53%, 11/25/35 (d)	520
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.67%, 3/25/35 (d)	235
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.67%, 3/20/36 (d)	914
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.68%, 7/25/35 (d)	359
520	Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.52%, 5/17/21 (b)(d)	520

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.69%, 7/25/35 (d)	$185
177	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.54%, 10/15/19 (b)(d)	175
606	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.17%, 10/25/33 (d)	573
	Total Asset Backed Securities	8,047
	Collateralized Mortgage Obligations — 0.68%
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.79%, 4/10/49 (d)	448
802	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.89%, 9/25/34 (d)	760
774	Freddie Mac, Series 2781, Class F1, 0.64%, 9/15/42 (d)	780
2,976	Fannie Mae, Series 2013-M4, Class X1, 4.12%, 2/25/18 (b)(d)	454
792	Freddie Mac , Series 3096, Class FX, 0.64%, 5/15/32 (d)	796
705	Fannie Mae, Series 2006-98, Class FA, 0.62%, 10/25/36 (d)	711
340	Freddie Mac, Series 3179, Class FP, 0.57%, 7/15/36 (d)	341
26	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.27%, 6/25/34(d)	26
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20 (b)(d)	1,002
479	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.44%, 1/25/35 (d)	480
233	Wells Fargo Mortgage Backed Securities Trust , Series 2005-14, Class 1A9, 5.50%, 12/25/35	231
108	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.49%, 6/20/44 (d)	137
	Total Collateralized Mortgage Obligations	6,166
	Certificate of Deposit — 0.09%
800	Banco do Brasil NY, 1.20%, 1/24/14	796
	Total Certificate of Deposit	796
	Global Bonds — 0.52%
	France — 0.04%
300,000	Dexia Credit Local SA NY, Series B, 1.11%, 9/18/13 (d)	391
	Germany — 0.31%
2,100,000	FMS Wertmanagement, 2.25%, 7/14/14	2,790

Principal Amount (000)	Security Description	Value (000)
	Global Bonds (continued)
	Mexico — 0.01%
$1,000	Mexican Bonos de Protection al Ahorro, Series IS, 4.32%, 1/30/20 (d)(e)	$78
	New Zealand — 0.01%
100	New Zealand Index Linked Bond, 2.00%, 9/20/25	77
	Spain — 0.08%
500	Comunidad de Madrid, 4.20%, 9/24/14	663
50	Junta de Castilla y Leon, 6.51%, 3/1/19, Callable 3/1/17 @ 100	69
		732
	United Kingdom — 0.07%
386	U.K. Treasury, Series 3MO, 1.25%, 11/22/17	657
	Total Global Bonds	4,725
	U.S. Government Agency Securities — 1.97%
1,000	Fannie Mae, 0.14%, 11/1/13 (c)(f)	1,000
500	Fannie Mae, 0.12%, 1/27/14 (c)(f)	500
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100	506
2,800	Freddie Mac, 0.08%, 9/9/13 (c)(f)	2,800
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100	5,611
1,900	Freddie Mac, Series RB, 0.14%, 10/8/13 (c)(f)	1,900
4,300	Freddie Mac, Series RB, 0.11%, 1/23/14 (c)(f)	4,297
1,300	Freddie Mac, 3.00%, 8/1/19, Callable 8/1/13 @ 100	1,303
	Total U.S. Government Agency Securities	17,917
	U.S. Treasury Obligations — 9.43%
320	U.S. Treasury Bill, 0.01%, 8/15/13 (c)	320
1,233	U.S. Treasury Note, 0.50%, 10/15/13	1,234
8,000	U.S. Treasury Note, 0.25%, 11/30/13	8,005
4,269	U.S. Treasury Note, 0.75%, 12/15/13	4,282
2,800	U.S. Treasury Note, 0.13%, 12/31/13	2,800
1,200	U.S. Treasury Note, 1.00%, 1/15/14	1,206
5,600	U.S. Treasury Bill, 0.08%, 2/6/14 (c)	5,597
11,247	U.S. Treasury Note, 0.25%, 3/31/14	11,254
33	U.S. Treasury Bill, 0.13%, 4/3/14 (c)	33
400	U.S. Treasury Note, 1.25%, 4/15/14	403
14,700	U.S. Treasury Note, 0.25%, 4/30/14	14,710
300	U.S. Treasury Note, 1.88%, 4/30/14	304
70	U.S. Treasury Bill, 0.12%, 5/1/14 (c)	70
11,200	U.S. Treasury Note, 1.00%, 5/15/14	11,279
5,500	U.S. Treasury Bill, 0.13%, 5/29/14 (c)	5,494
3,900	U.S. Treasury Note, 2.25%, 5/31/14	3,973
5,200	U.S. Treasury Note, 0.25%, 5/31/14	5,203
1,300	U.S. Treasury Note, 0.75%, 6/15/14	1,307
200	U.S. Treasury Bill, 0.14%, 6/26/14 (c)	200
600	U.S. Treasury Note, 0.25%, 6/30/14	600
247	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	255

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$120	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	$127
2,000	U.S. Treasury Note, 0.75%, 12/31/17	1,957
2,350	U.S. Treasury Note, 1.25%, 2/29/20	2,262
2,821	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	2,735
	Total U.S.Treasury Obligations	85,610
	Yankee Dollars — 0.59%
	France — 0.06%
500	Dexia Credit Local SA NY, 1.70%, 9/6/13 (Commercial Banks)	501
	Italy — 0.08%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (Commercial Banks)	688
	Netherlands — 0.05%
462	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (Commercial Banks) (b)	480
	Norway — 0.10%
500	Kommunalbanken AS, 0.66%, 3/27/17 (Commercial Banks) (b)(d)	504
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Commercial Banks) (b)	409
		913
	Switzerland — 0.05%
436	UBS AG Stamford CT, 2.25%, 1/28/14 (Commercial Banks)	440
	United Kingdom — 0.11%
1,000	HSBC Bank PLC, 1.63%, 7/7/14 (Commercial Banks) (b)	1,011
	United States — 0.14%
1,000	Merrill Lynch & Co., Series E, 0.49%, 7/22/14 (Capital Markets) (d)	1,299
	Total Yankee Dollars	5,332
	Time Deposit — 1.53%
13,847	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/13	13,847
	Total Time Deposit	13,847
	Mutual Fund — 0.06%
523,545	Alliance Money Market Fund Prime Portfolio, 0.02% (g)	524
	Total Mutual Fund	524
	Call Options Purchased — 0.00%
2	Brent Calendar Swap Future,	1
2	Brent Calendar Swap Future,	1
2	Brent Calendar Swap Future,	1
1	Brent Crude Oil Future,	—
1	Brent Crude Oil Future,	—
1	Brent Crude Oil Future,	1
7	Comex Gold Futures Option,	8
83	Corn No.2 Yellow Future Option,	15

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Call Options Purchased (continued)
5	Crude Oil Future Option,	$2
21	Live Cattle Future Option,	—
	Total Call Options Purchased (Cost $115)	29
	Put Options Purchased — 0.04%
71	Corn Future Option,	42
35	Crude Oil Future Option,	8
11	Electrolytic Copper Future Option,	241
29	Natural Gas Future Option,	6
29	Natural Gas Future Option,	19
20	Primary Aluminum Future Option,	43
	Total Put Options Purchased (Cost $325)	359
	Repurchase Agreements — 21.54%
$38,000	Bank of America, 0.10%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $38,000,316 collateralized by U.S. Treasury Notes, 0.13% – 0.25%, 9/30/13 – 9/15/15 fair value $38,760,094)	38,000
13,700	BNP Paribas, 0.20%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $13,700,288 collateralized by U.S. Government Agency Security, 3.50%, 5/1/43 fair value $14,166,536)	13,700
38,100	BNP Paribas, 0.10%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $38,100,318 collateralized by U.S. Treasury Obligations, 1.38% – 4.25%, 7/15/18 – 2/15/42 fair value $38,862,112)	38,100
8,500	Credit Suisse Securities, 0.17%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $8,500,120 collateralized by U.S. Treasury Note, 0.88%, 1/31/17 fair value $8,670,792)	8,500
11,600	Credit Suisse Securities, 0.10%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $11,600,097 collateralized by U.S. Treasury Bond, 6.75%, 8/15/26 fair value $11,838,618)	11,600
36,000	Deutsche Bank Securities, Inc., 0.12%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $36,000,360 collateralized by U.S. Treasury Notes, 0.25% – 0.38%, 6/15/15 – 10/15/15 fair value $36,720,025)	36,000
4,600	Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $4,600,054 collateralized by U.S. Treasury Obligations, 0.00% – 2.75%, 6/26/14 – 8/15/42 fair value $4,698,527)	4,600

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Shares or Principal Amount (000)	Security Description	Value (000)
$34,500	Morgan Stanley & Co., LLC, 0.12%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $34,500,345 collateralized by U.S. Treasury Obligations, 4.00% – 4.63%, 2/15/15 – 2/15/40 fair value $35,190,099)	$34,500
1,200	RBS Securities, Inc., 0.21%, 7/1/13 (Purchased on 6/28/13, proceeds at maturity $1,200,021 collateralized by U.S. Government Agency Security, 4.38%, 10/15/15 fair value $1,227,452)	1,200
5,200	Toronto-Dominion Bank NY, 0.19%, 7/8/13 (Purchased on 6/28/13, proceeds at maturity $5,200,082 collateralized by U.S. Treasury Note, 0.88%, 11/30/16 fair value $5,314,147)	5,200
4,100	Toronto-Dominion Bank NY, 0.09%, 7/8/13 (Purchased on 6/28/13, proceeds at maturity $4,100,195 collateralized by U.S. Treasury Inflation Protected Bond, 1.13%, 1/15/21 fair value $4,321,054)	4,100
	Total Repurchase Agreements	195,500
	Total Investments (cost $910,733) — 100.05%	907,941
	Liabilities in excess of other assets — (0.05)%	(440)
	Net Assets — 100.00%	$907,501

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Zero Coupon Security. Effective rate shown is as of June 30, 2013.
(g)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Commodity Returns Strategy Portfolio	PIMCO	SSgA Funds Management, Inc.	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total
Common Stocks	—	30.17%	30.39%	0.13%	60.69%
Preferred Stocks	—	0.57%	—	—	0.57%
Warrant	—	0.00%	—	—	0.00%
Right	—	—	0.02%	—	0.02%
Commercial Paper	1.12%	—	—	—	1.12%
Corporate Bonds	0.31%	—	—	—	0.31%
Asset Backed Securities	0.89%	—	—	—	0.89%
Collateralized Mortgage Obligations	0.68%	—	—	—	0.68%
Certificate of Deposit	0.09%	—	—	—	0.09%
Global Bonds	0.52%	—	—	—	0.52%
U.S. Government Agency Securities	1.97%	—	—	—	1.97%
U.S. Treasury Obligations	9.43%	—	—	—	9.43%
Yankee Dollars	0.59%	—	—	—	0.59%
Time Deposit	0.09%	—	1.42%	0.02%	1.53%
Mutual Funds	—	0.06%	—	—	0.06%
Call Options Purchased	—	0.00%	—	0.00%	0.00%
Put Options Purchased	—	0.00%	—	0.04%	0.04%
Repurchase Agreements	4.11%	—	—	17.43%	21.54%
Other Assets (Liabilities)	-0.89%	0.06%	-0.32%	1.10%	-0.05%
Total Net Assets	18.91%	30.86%	31.51%	18.72%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/(Depreciation) (000)
224	Corn Future	$6,129	9/16/13	$(373)
(55)	Corn Future	(1,505)	9/17/13	81
(147)	Corn Future	(3,756)	12/16/13	296
55	Corn Future	1,405	12/16/13	(89)
84	Mill Wheat Euro Future	1,059	11/12/13	(172)
37	NYMEX WTI Crude Future	3,357	5/21/14	6
(3)	NYMEX WTI Crude Future	(290)	7/23/13	1
85	NYMEX WTI Crude Future	8,197	8/21/13	192
52	WTI Crude Future	4,908	11/21/13	(45)
(44)	Brent Crude Future	(4,330)	5/16/14	38
141	Brent Crude Future	14,343	8/16/13	(259)
15	Cotton No. 2 Future	630	12/9/13	2
44	WTI Crude Future	3,993	5/20/14	40
(84)	Natural Gas Future	(2,574)	7/31/13	23
(66)	Natural Gas Future	(1,946)	8/30/13	14
(25)	Natural Gas Future	(791)	9/30/13	(2)
246	Gold 100 Oz. Future	30,103	8/29/13	(4,563)
49	Gold 100 Oz. Future	6,007	12/30/13	(11)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/(Depreciation) (000)
18	Heating Oil Future	$2,161	8/1/13	$7
34	Rapeseed Future	872	11/1/13	(74)
30	Coffee “C” Future	1,355	9/19/13	(95)
53	Hard Red Winter Wheat Future	1,831	9/16/13	(167)
55	Hard Red Winter Wheat Future	1,955	12/16/13	(50)
94	Primary Aluminum Future	4,158	9/17/13	(211)
198	Primary Aluminum Future	8,953	12/17/13	(1,080)
48	Live Cattle Future	2,343	9/3/13	20
13	Lean Hogs Future	446	10/15/13	4
60	Lond Metal Exchange Lead Future	3,075	9/17/13	84
87	Primary Nickel Future	7,153	9/17/13	(616)
78	Electrolytic Copper Future	13,164	9/17/13	(894)
(7)	Electrolytic Copper Future	(1,184)	12/17/13	161
(5)	Electrolytic Copper Future	(855)	12/16/14	128
158	Zinc Future	7,323	9/7/13	20
116	Natural Gas Future	4,523	12/30/13	(271)
9	Natural Gas Future	351	12/30/13	(51)
38	Natural Gas Future	1,618	12/30/14	(47)
39	Natural Gas Future	1,510	2/27/14	55
39	Natural Gas Future	1,479	3/28/14	(131)
(94)	Natural Gas Future	(3,565)	3/28/14	323
8	Natural Gas Future	308	5/29/14	(27)
(29)	Natural Gas Future	(1,036)	9/27/13	164
(9)	Natural Gas Future	(321)	9/27/13	76
94	Natural Gas Future	3,686	9/24/14	(278)
(5)	Natural Gas Swap Future	(49)	12/30/13	4
10	Natural Gas Swap Future	112	12/30/15	3
(8)	Natural Gas Swap Future	(78)	1/30/14	7
10	Natural Gas Swap Future	112	1/28/16	2
(5)	Natural Gas Swap Future	(48)	2/27/14	4
10	Natural Gas Swap Future	110	2/26/16	—
(5)	Natural Gas Swap Future	(47)	3/28/14	5
10	Natural Gas Swap Future	104	3/30/16	(6)
(5)	Natural Gas Swap Future	(48)	4/29/14	5
10	Natural Gas Swap Future	104	4/28/16	(5)
(5)	Natural Gas Swap Future	(48)	5/29/14	4
10	Natural Gas Swap Future	105	5/27/16	(5)
(5)	Natural Gas Swap Future	(49)	6/27/14	4
10	Natural Gas Swap Future	106	6/29/16	(4)
(5)	Natural Gas Swap Future	(49)	7/30/14	4
10	Natural Gas Swap Future	107	7/28/16	(3)
(5)	Natural Gas Swap Future	(49)	8/28/17	4
10	Natural Gas Swap Future	107	8/30/16	(3)
(5)	Natural Gas Swap Future	(49)	9/29/14	3
10	Natural Gas Swap Future	107	9/29/16	(2)
(5)	Natural Gas Swap Future	(50)	10/30/14	2
10	Natural Gas Swap Future	110	10/28/16	—
(5)	Natural Gas Swap Future	(52)	11/26/14	—
10	Natural Gas Swap Future	115	11/29/16	5
11	Palladium Future	727	9/27/13	(70)
110	Platinum Future	7,369	10/30/13	(739)
5	Platinum Future	335	10/30/13	(3)
88	Gas Oil Future	7,773	7/12/13	156
24	White Sugar Future	582	9/16/13	16
(85)	Canola Future	(865)	11/15/13	69
81	Soybean Future	5,796	8/15/13	(61)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/(Depreciation) (000)
(51)	Soybean Future	$(3,193)	11/15/13	$52
(11)	Soybean Future	(689)	11/15/13	37
270	Sugar #11 Future	5,117	10/1/13	29
(24)	Sugar #11 Future	(455)	10/1/13	3
47	Silver Future	4,587	12/30/13	(598)
106	Wheat Future	3,486	9/16/13	(250)
(21)	Wheat Future	(691)	9/16/13	28
(79)	Wheat Future	(2,652)	12/16/13	319
(9)	Wheat Future	(302)	12/16/13	88
	Net Unrealized Appreciation/(Depreciation)			$(8,667)
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
858,085	Brazilian Real	Barclays Bank	7/2/13	$421	$385	$(36)
2,001,054	Brazilian Real	Credit Suisse	8/2/13	983	890	(93)
481,000	Euro	Deutsche Bank	7/2/13	641	626	(15)
471,000	Euro	Deutsche Bank	7/2/13	631	613	(18)
4,053,000	Euro	Deutsche Bank	7/2/13	5,312	5,275	(37)
45,000	Euro	Barclays Bank	9/17/13	60	59	(1)
1,509,000	Euro	Barclays Bank	9/17/13	2,007	1,965	(42)
83,400,000	Japanese Yen	JPMorgan Chase	7/18/13	856	841	(15)
41,900,000	Japanese Yen	Deutsche Bank	7/18/13	444	422	(22)
6,700,747	Mexican Peso	JPMorgan Chase	9/18/13	543	514	(29)
	Total Currencies Purchased			$11,898	$11,590	$(308)
	Currencies Sold
858,085	Brazilian Real	Deutsche Bank	7/2/13	$420	$384	$36
58,885	Brazilian Real	Deutsche Bank	8/2/13	27	26	1
65,884	Brazilian Real	Goldman Sachs	8/2/13	30	29	1
219,520	Brazilian Real	Barclays Bank	8/2/13	100	98	2
250,283	Brazilian Real	Barclays Bank	8/2/13	110	111	(1)
206,898	Brazilian Real	JPMorgan Chase	8/2/13	91	92	(1)
18,000	Canadian Dollar	JPMorgan Chase	9/23/13	18	17	1
941,000	Canadian Dollar	Barclays Bank	9/23/13	924	893	31
17,000	Canadian Dollar	Deutsche Bank	9/23/13	16	16	—
500,000	British Pound Sterling	Goldman Sachs	9/12/13	779	760	19
5,005,000	Euro	JPMorgan Chase	7/2/13	6,480	6,514	(34)
353,000	Euro	Barclays Bank	9/17/13	470	460	10
4,053,000	Euro	Deutsche Bank	8/2/13	5,313	5,276	37
50,000	Euro	Goldman Sachs	9/17/13	66	65	1
48,000	Euro	Deutsche Bank	9/17/13	63	62	1
126,000	Japanese Yen	Goldman Sachs	7/18/13	1,241	1,271	(30)
110,000	New Zealand Dollar	Goldman Sachs	7/10/13	90	85	5
	Total Currencies Sold			$16,238	$16,159	$79
	Net Unrealized Appreciation/(Depreciation)					$(229)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(500)	Put – London Platinum & Palladium Market Index Option	$1,440	$(30)	$(74)	11/29/13	$(44)
(300)	Put – London Platinum & Palladium Market Index Option	(3)	(25)	(8)	3/3/14	17
(150)	Put – London Platinum & Palladium Market Index Option	—	(13)	(5)	3/4/14	8
(96)	Put – NRCAL Index Option	4	(18)	(33)	8/8/13	(15)
(50)	Floor – CPURNSA Index Option	—	(5)	(3)	1/11/18	2
(50)	Floor – CPURNSA Index Option	—	(5)	(4)	1/22/18	1
(25)	Call – WTI Brent Crude Index Option	(6)	(33)	(54)	11/13/13	(21)
(20)	Call – Primary Aluminum Future Option	2,500	(30)	(3)	12/4/13	27
(14)	Put – WTI Brent Future Option	(11)	(19)	(10)	11/13/13	9
(12)	Put – NRCAL Index Option	4	(2)	(3)	8/15/13	(1)
(11)	Call – Electrolytic Copper Future Option	9,000	(204)	(58)	12/3/14	146
(10)	Call – Crude Oil Future Option	103	(5)	(1)	7/17/13	4
(5)	Put – Crude Oil Future Option	70	(37)	(20)	11/18/15	17
(4)	Call – WTI Brent Future Option	(2)	(3)	(4)	11/12/14	(1)
(3)	Call – WTI Brent Future Option	(6)	(5)	(6)	5/14/14	(1)
(2)	Call – WTI Brent Future Option	(6)	(2)	(4)	11/13/13	(2)
(2)	Call – Heating Oil Future Option	3	(4)	(1)	10/31/13	3
(2)	Call – Heating Oil Future Option	3	(4)	(1)	11/29/13	3
(2)	Call – Heating Oil Future Option	3	(4)	(2)	12/31/13	2
(1)	Call – Heating Oil Future Option	330	(2)	—	10/31/13	2
(1)	Call – Heating Oil Future Option	330	(2)	(1)	11/29/13	1
(1)	Call – Heating Oil Future Option	330	(2)	(1)	12/31/13	1
	Total		$(454)	$(296)		$158

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Paid (000)	Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.04% (b)	$810	$—	$(17)	11/29/13	$(17)
Variance Swap Agreement with Goldman Sachs International, based on the Silver Index, 0.09% (b)	510	—	18	11/29/13	18
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.02% (b)	890	—	(46)	8/1/13	(46)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index, 0.03%	400	—	4	7/2/13	4
Variance Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index, 0.03%	200	—	3	7/8/13	3
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08%	170	—	12	9/30/14	12
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%	290	—	5	8/6/14	5
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.03% (b)	280	—	(11)	11/27/13	(11)
Variance Swap Agreement with Deutsche Bank, based on the British Pound, 0.11%	120	—	(3)	6/4/14	(3)
Variance Swap Agreement with Deutsche Bank, based on the Hardwood Pulp Index, 0.09%	130	—	6	6/4/14	6
Variance Swap Agreement with Barclays Bank, based on the SPX Index, 0.07%	200	—	10	12/20/13	10
Variance Swap Agreement with Goldman Sachs International, based on the SPX Index, 0.07%	300	—	14	12/20/13	14
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	2,912	—	(139)	8/15/13	(139)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	40,453	(228)	(2,078)	8/15/13	(1,850)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	3,334	—	(158)	8/15/13	(158)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	473	2	(22)	8/15/13	(24)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index	115,916	(261)	(5,589)	8/15/13	(5,328)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	11,880	(69)	(574)	8/15/13	(505)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	2,267	(41)	(103)	2/8/14	(62)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	(447)	1	15	8/15/13	14
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index	461	(1)	(14)	8/15/13	(13)
Commodity Swap Agreement with Deutsche Bank, based on the spread between European Gasoil and Brent Crude Oil Indices, $16.05	(3)	—	(1)	12/31/13	(1)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) —  June 30, 2013

	Notional Amount (000)	Swap Premiums Paid (000)	Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Swap Agreement with Deutsche Bank, based on the spread between the European Fuel Oil and the Brent Crude Oil Indices, $(6.65)	$(3)	$—	$3	12/31/13	$3
Commodity Swap Agreement with Deutsche Bank, based on the spread between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.88)	(6)	—	5	12/31/14	5
Commodity Swap Agreement with Deutsche Bank, based on the spread between European Gasoil and Brent Crude Oil Indices, $17.18	(6)	—	2	12/31/14	2
Commodity Swap Agreement with Goldman Sachs International, based on the spread between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.90)	(6)	—	4	12/31/14	4
Commodity Swap Agreement with Goldman Sachs International, based on the spread between European Gasoil and Brent Crude Oil Indices, $17.10	(6)	—	2	12/31/14	2
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	2,356	—	—	8/30/13	—
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	3,718	—	—	7/31/13	—
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	797	—	—	7/31/13	—
Interest Rate Swap Agreement with Goldman Sachs International, based on the Chicago Mercantile Exchange, 1.50% (a)	3,400	—	—	1/4/18	—
Interest Rate Swap Agreement with Goldman Sachs International, based on the Brazil Cetip Interbank Deposit Rate Index, 9.10% (a)	16,000	—	(270)	1/2/17	(270)
Interest Rate Swap Agreement with Deutsche Bank, based on the CPI Urban Consumers NSA, 1.50% (b)	500	4	(11)	7/15/22	(15)
		$(593)	$(8,933)		$(8,340)

Amounts designated as “ — ” are $0 or have been rounded to $0.

ˆ	Cash has been pledged as collateral for swap agreements held by the Portfolio.
(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 92.95%
	Australia — 2.50%
29,551	AGL Energy Ltd. (Multi-Utilities)	$391
54,585	Amcor Ltd. (Paper Packaging)	506
157,400	AMP Ltd. (Life & Health Insurance)	612
44,439	APA Group (Gas Utilities)	243
10,397	ASX Ltd. (Specialized Finance)	314
147,366	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	3,851
26,109	Bendigo & Adelaide Bank Ltd. (Regional Banks)	240
128,779	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	235
216,313	Coca-Cola Amatil Ltd. (Soft Drinks)	2,514
86,905	Commonwealth Bank of Australia (Diversified Banks)	5,497
300,482	Dexus Property Group (Diversified Real Estate Investment Trusts)	294
76,682	Federation Centres (Retail REITs)	166
90,418	GPT Group (Diversified Real Estate Investment Trusts)	317
68,593	Iluka Resources Ltd. (Diversified Metals & Mining)	627
349,933	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	915
29,307	Lend Lease Group Ltd. (Real Estate Management & Development)	224
189,219	Metcash Ltd. (Food Distributors)	609
217,927	Mirvac Group (Diversified Real Estate Investment Trusts)	320
125,809	National Australia Bank Ltd. (Diversified Banks)	3,414
9,274	Newcrest Mining Ltd. (Gold)	84
80,858	Sonic Healthcare Ltd. (Health Care Providers & Services)	1,095
108,410	SP AusNet (Electric Utilities)	116
118,310	Stockland Trust Group (Diversified Real Estate Investment Trusts)	376
47,891	Sydney Airport (Airport Services)	148
157,703	Tabcorp Holdings Ltd. (Casinos & Gaming)	440
298,282	Tatts Group Ltd. (Casinos & Gaming)	865
467,844	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,040
146,373	Toll Holdings Ltd. (Air Freight & Logistics)	712
302,405	Transurban Group (Highways & Railtracks)	1,869
164,047	Westfield Retail Trust (Retail Real Estate Investment Trusts)	465
166,709	Westpac Banking Corp. (Diversified Banks)	4,402
44,385	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	791
		34,692

Shares	Security Description	Value (000)
	Austria — 0.18%
8,778	Andritz AG (Industrial Machinery)	$450
43,717	Immofinanz AG (Real Estate Operating Companies)	163
23,321	OMV AG (Integrated Oil & Gas)	1,053
4,443	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	206
17,750	Voestalpine AG (Steel)	627
		2,499
	Belgium — 0.86%
12,008	Ageas (Multi-line Insurance)	422
90,138	Anheuser-Busch InBev NV (Brewers)	8,023
3,912	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	294
27,675	Telenet Group Holding NV (Alternative Carriers)	1,270
35,372	UCB SA (Pharmaceuticals)	1,905
		11,914
	Bermuda — 0.30%
102,462	Seadrill Ltd. (Oil & Gas Drilling)	4,138
	Brazil — 0.16%
25,140	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	327
164,300	BM&FBOVESPA SA (Specialized Finance)	903
92,900	Hypermarcas SA (Personal Products)	605
179,663	Oi SA – Sponsored ADR (Integrated Telecommunication Services)	327
		2,162
	Canada — 1.16%
46,600	CAE, Inc. (Aerospace & Defense)	484
31,300	Cameco Corp. (Coal & Consumable Fuels)	646
44,854	Canadian Pacific Railway Ltd. (Railroads)	5,444
60,300	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,721
170,300	Centerra Gold, Inc. (Metals & Mining)(b)	538
133,984	First Quantum Minerals Ltd. (Diversified Metals & Mining)	1,990
94,600	Imperial Oil Ltd. (Integrated Oil & Gas)	3,613
65,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,413
10,000	TELUS Corp. (Wireless Telecommunication Services)	292
		16,140
	Cayman Islands — 0.07%
177,000	China Mengniu Dairy Co. Ltd. (Food Products)	633
100,500	Stella International Holdings Ltd. (Footwear)	277
		910
	China — 1.60%
86,335	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)	8,161

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
2,762,613	Bank of China Ltd., H Shares (Diversified Banks)	$1,136
31,000	China Pacific Insurance Group Co. Ltd. (Multi-line Insurance)	99
221,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	156
1,092,654	China Resources Land Ltd. (Real Estate Development)	2,987
151,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	202
3,899,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,458
18,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,089
97,047	Tencent Holdings Ltd. (Internet Software & Services)	3,806
822,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	2,130
		22,224
	Curaçao — 0.35%
67,293	Schlumberger Ltd. (Oil & Gas Equipment & Services)	4,822
	Denmark — 0.38%
296	A.P. Moller – Maersk A/S, Class – A (Marine)	2,084
15,368	Novo Nordisk A/S (Pharmaceuticals)	2,395
5,001	Rockwool International A/S, B Shares (Building Products)	700
971	Tryg A/S (Insurance)	80
		5,259
	Finland — 0.49%
11,250	Elisa Oyj (Integrated Telecommunication Services)	220
17,584	Fortum Oyj (Electric Utilities)	330
20,236	Metso OYJ (Machinery)	688
15,522	Orion Oyj, Class – B (Integrated Oil & Gas)	364
97,790	Sampo Oyj, A Shares (Multi-line Insurance)	3,811
87,275	Stora Enso Oyj, R Shares (Paper Products)	585
83,390	UPM-Kymmene Oyj (Paper Products)	817
		6,815
	France — 8.27%
257,002	AXA SA (Multi-line Insurance)	5,049
209,846	BNP Paribas (Diversified Banks)	11,464
56,446	Bouygues SA (Construction & Engineering)	1,441
34,500	Capital Gemini SA (IT Services)	1,677
33,542	Casino Guichard-Perrachon SA (Food Retail)	3,142
9,646	CNP Assurances (Insurance)	138
121,005	Compagnie de Saint-Gobain (Building Products)	4,898
18,029	Danone SA (Packaged Foods & Meats)	1,353

Shares	Security Description	Value (000)
	France (continued)
14,411	Electricite de France SA (Electric Utilities)	$335
34,314	Eutelsat Communications (Media)	974
2,280	Fonciere des Regions (Diversified Real Estate Investment Trusts)	171
164,249	GDF Suez (Multi-Utilities)	3,216
1,317	Gecina SA (Diversified Real Estate Investment Trusts)	146
1,403	Icade (Real Estate Investment Trusts (REITs))	116
28,043	JC Decaux SA (Advertising)	765
5,980	Klepierre (Retail Real Estate Investment Trusts)	236
26,733	Lagardere SCA (Publishing)	745
121,305	Legrand SA (Electrical Components & Equipment)	5,627
3,846	L'Oreal SA (Personal Products)	632
14,929	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,419
69,740	Pernod Ricard SA (Distillers & Vintners)	7,732
18,804	Renault SA (Automobile Manufacturers)	1,265
35,869	Rexel SA (Trading Companies & Distributors)	807
90,349	Sanofi-Aventis (Pharmaceuticals)	9,363
136,852	Schneider Electric SA (Electrical Components & Equipment)	9,926
9,209	SCOR SE (Reinsurance)	283
44,298	Societe Generale (Diversified Banks)	1,522
16,826	Suez Environnement Co. (Multi-Utilities)	217
33,676	Technip SA (Oil & Gas Equipment & Services)	3,419
347,802	Total SA (Integrated Oil & Gas)	16,977
23,953	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	5,580
20,347	Veolia Environnement (Multi-Utilities)	231
111,816	Vinci SA (Construction & Engineering)	5,611
142,844	Vivendi (Movies & Entertainment)	2,705
35,569	Zodiac Aerospace (Aerospace & Defense)	4,708
		114,890
	Germany — 10.77%
44,733	Allianz SE (Multi-line Insurance)	6,535
5,715	Axel Springer AG (Publishing)	244
85,315	BASF SE (Diversified Chemicals)	7,621
147,034	Bayer AG (Pharmaceuticals)	15,679
64,110	Bayerische Motoren Werke AG (Automobile Manufacturers)	5,605
51,153	Beiersdorf AG (Personal Products)	4,461
6,408	Bilfinger Berger SE (Construction & Engineering)	590
17,465	Brenntag AG (Trading Companies & Distributors) (b)	2,653
290,483	Daimler AG (Automobile Manufacturers)	17,574
30,767	Deutsche Bank AG (Diversified Capital Markets)	1,288
55,030	Deutsche Boerse AG (Specialized Finance)	3,622

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
422,060	Deutsche Post AG (Air Freight & Logistics)(b)	$10,489
202,824	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	2,366
90,166	Deutsche Wohnen AG (Real Estate Operating Companies)(b)	1,531
65,020	E.ON AG (Electric Utilities)	1,067
15,363	ElringKlinger AG (Auto Parts & Equipment)	513
2,177	Hannover Rueckversicherung AG – Registered (Reinsurance)	157
100,696	HeidelbergCement AG (Construction Materials)	6,772
4,575	Hugo Boss AG (Apparel, Accessories & Luxury)	504
24,877	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	920
65,589	Kabel Deutschland Holding AG (Cable & Satellite)	7,203
101,269	Linde AG (Industrial Gases)(b)	18,894
18,723	Metro AG (Hypermarkets & Super Centers)	593
8,626	MTU Aero Engines Holding AG (Aerospace & Defense)	832
56,056	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	10,316
22,114	Porsche AG (Automobiles)	1,712
17,669	RWE AG (Multi-Utilities)	564
53,767	SAP AG (Application Software)	3,937
147,758	Siemens AG (Industrial Conglomerates)	14,933
4,300	Wacker Chemie AG (Specialty Chemicals)	324
		149,499
	Hong Kong — 2.95%
3,630,180	AIA Group Ltd. (Life & Health Insurance)(b)	15,375
378,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,721
146,835	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	452
55,143	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	748
137,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	918
488,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,520
70,175	CLP Holdings Ltd. (Electric Utilities)	568
2,466,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,183
30,345	Hang Seng Bank Ltd. (Diversified Banks)	449
1,348,000	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,293
124,370	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	304

Shares	Security Description	Value (000)
	Hong Kong (continued)
43,932	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	$663
246,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,696
90,267	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	301
25,000	Hysan Development Co. (Real Estate Management & Development)	108
25,500	Kerry Properties Ltd. (Real Estate Management & Development)	100
460,000	Li & Fung Ltd. (Distributors)	632
149,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	206
55,047	Power Assets Holdings Ltd. (Electric Utilities)	475
383,516	Sands China Ltd. (Casinos & Gaming)	1,806
117,854	Sino Land Co. Ltd. (Real Estate Development)	166
637,194	SJM Holdings Ltd. (Casinos & Gaming)	1,549
63,256	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	816
52,450	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	635
48,604	The Bank of East Asia Ltd. (Diversified Banks)	175
419,781	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	2,064
92,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	773
87,600	Wynn Macau Ltd. (Casinos & Gaming)	237
		40,933
	India — 0.03%
11,400	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	436
	Indonesia — 0.15%
667,500	PT Astra International Tbk (Automobile Manufacturers)	471
2,098,500	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	1,639
		2,110
	Ireland — 1.39%
108,709	Covidien PLC (Health Care Equipment)	6,831
263,844	CRH PLC (Construction Materials)	5,340
67,819	Glanbia PLC (Packaged Foods & Meats)(b)	914
79,300	Ryanair Holdings PLC – Sponsored ADR (Airlines)	4,086
126,716	Smurfit Kappa Group PLC (Paper Packaging)	2,071
		19,242
	Israel — 0.05%
70,533	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	697
	Italy — 1.14%
32,126	Assicurazioni Generali SpA (Multi-line Insurance)	561

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
52,400	Atlantia SpA (Highways & Railtracks)	$855
260,578	Enel SpA (Electric Utilities)	817
381,996	Eni SpA (Integrated Oil & Gas)	7,846
37,667	Pirelli & C. SpA (Auto Components)	436
1,049,068	Snam Rete Gas SpA (Gas Utilities)	4,779
477,117	Telecom Italia SpA (Integrated Telecommunication Services)	265
63,421	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	263
		15,822
	Japan — 19.50%
368	ABC-Mart, Inc. (Apparel Retail)	14
558	ACOM Co. Ltd. (Consumer Finance) (a)	18
2,092	ADVANTEST Corp. (Semiconductor Equipment)	34
93,668	Aeon Co. Ltd. (Hypermarkets & Super Centers)	1,230
3,717	Aeon Credit Service Co. Ltd. (Consumer Finance)	105
1,013	AEON Mall Co. Ltd. (Real Estate Operating Companies)	25
2,083	Air Water, Inc. (Industrial Gases)	29
29,846	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	1,142
61,434	Ajinomoto Co., Inc. (Packaged Foods & Meats)	902
6,381	Alfresa Holdings Corp. (Health Care Distributors)	342
180,223	All Nippon Airways Co. Ltd. (Airlines)	374
4,989	Amada Co. Ltd. (Industrial Machinery)	33
14,995	Aozora Bank Ltd. (Diversified Banks)	47
156,953	Asahi Glass Co. Ltd. (Building Products)	1,023
60,309	Asahi Group Holdings Ltd. (Brewers)	1,497
196,225	Asahi Kasei Corp. (Commodity Chemicals)	1,298
2,236	ASICS Corp. (Footwear)	35
69,328	Astellas Pharma, Inc. (Pharmaceuticals)	3,768
11,154	Benesse Holdings, Inc. (Education Services)	402
9,094	Bridgestone Corp. (Tires & Rubber)	310
3,298	Brother Industries Ltd. (Office Electronics)	37
252	CALBEE, Inc. (Packaged Foods & Meats)	24
177,662	Canon, Inc. (Office Electronics)	5,796
3,121	Casio Computer Co. Ltd. (Consumer Electronics)	28
2,016	Central Japan Railway Co. (Railroads)	247
2,184	Chiyoda Corp. (Construction & Engineering)	26
9,007	Chubu Electric Power Co., Inc. (Electric Utilities)	128
34,976	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	725

Shares	Security Description	Value (000)
	Japan (continued)
3,695	Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	$21
10,398	Coca-Cola West Co. Ltd. (Soft Drinks)	185
7,703	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing) (a)	14
23,304	Credit Saison Co. Ltd. (Consumer Finance)	585
87,426	Dai Nippon Printing Co. Ltd. (Commercial Printing)	800
4,082	Daicel Corp. (Specialty Chemicals)	36
3,948	Daido Steel Co. Ltd. (Steel)	20
29,613	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	561
105,019	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,754
3,278	Daikin Industries Ltd. (Building Products)	133
2,225	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	29
3,818	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	360
7,129	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	133
23,234	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	195
1,476	DeNA Co. Ltd. (Internet Software & Services)	29
22,398	Denso Corp. (Auto Parts & Equipment)	1,054
2,528	Dentsu, Inc. (Advertising)	87
756	Don Quijote Co. Ltd. (General Merchandise Stores)	37
4,706	East Japan Railway Co. (Railroads)	366
39,254	Eisai Co. Ltd. (Pharmaceuticals)	1,601
1,630	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	51
9,162	FamilyMart Co. Ltd. (Food Retail)	391
9,479	Fanuc Ltd. (Industrial Machinery)	1,375
3,741	Fast Retailing Co. Ltd. (Apparel Retail)	1,262
7,827	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	28
8,209	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	202
72,215	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	1,591
26,045	Fujitsu Ltd. (Computer Hardware)	108
37,818	Fukuoka Financial Group, Inc. (Regional Banks)	161
9,385	Furukawa Electric Co. Ltd. (Electrical Components & Equipment)	22
1,478	Gree, Inc. (Internet Software & Services)	13
50	GungHo Online Entertainment, Inc. (Home Entertainment Software) (a)	54
326	Hakuhodo DY Holdings, Inc. (Advertising)	23
51,495	Hamamatsu Photonics K.K. (Electronic Components)	1,862

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
15,997	Hankyu Hanshin Holdings, Inc. (Railroads)	$91
3,615	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	53
420	Hirose Electric Co. Ltd. (Electronic Components)	55
865	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	44
17,774	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	278
1,504	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	30
867	Hitachi High-Technologies Corp. (Technology Distributors)	21
1,007,573	Hitachi Ltd. (Electronic Equipment & Instruments)	6,473
2,306	Hitachi Metals Ltd. (Steel)	26
2,558	Hokkaido Electric Power Co., Inc. (Electric Utilities) (a)	35
58,473	Hokuhoku Financial Group, Inc. (Commercial Banks)	120
2,352	Hokuriku Electric Power Co. (Electric Utilities)	37
476,512	Honda Motor Co. Ltd. (Automobile Manufacturers)	17,708
67,804	HOYA Corp. (Electronic Components)	1,401
3,738	Hulic Co. Ltd. (Real Estate Operating Companies)	40
1,582	IBIDEN Co. Ltd. (Electronic Components)	25
3,300	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	254
566,459	IHI Corp. (Industrial Machinery)	2,148
31	INPEX Corp. (Oil & Gas Exploration & Production)	129
4,967	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	66
16,606	Isuzu Motors Ltd. (Automobile Manufacturers)	114
234,839	ITOCHU Corp. (Trading Companies & Distributors)	2,712
3,627	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	150
6,747	J. Front Retailing Co. Ltd. (Department Stores)	54
837	Japan Airlines Co. Ltd. (Airlines)	43
691	Japan Exchange Group, Inc. (Specialized Finance)	70
400	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	16
35	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	107
29	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	324

Shares	Security Description	Value (000)
	Japan (continued)
102	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	$213
454,181	Japan Tobacco, Inc. (Tobacco)(b)	16,054
6,872	JFE Holdings, Inc. (Steel)	151
194,897	JGC Corp. (Construction & Engineering)	7,017
41,475	JS Group Corp. (Building Products)	1,011
27,812	JSR Corp. (Specialty Chemicals)	563
2,870	JTEKT Corp. (Industrial Machinery)	32
350,523	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,700
11,825	Kajima Corp. (Construction & Engineering)	39
80,400	Kakaku.com, Inc. (Internet Software & Services)	2,453
3,260	Kamigumi Co. Ltd. (Marine Ports & Services)	26
48,312	Kaneka Corp. (Commodity Chemicals)	319
3,240	Kansai Paint Co. Ltd. (Specialty Chemicals)	41
82,021	Kao Corp. (Personal Products)	2,792
172,867	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	532
206,272	KDDI Corp. (Wireless Telecommunication Services)	10,734
6,554	Keikyu Corp. (Railroads)	56
8,087	Keio Corp. (Railroads)	56
3,857	Keisei Electric Railway Co. Ltd. (Railroads)	36
18,858	Keyence Corp. (Electronic Equipment & Instruments)	6,019
2,206	Kikkoman Corp. (Packaged Foods & Meats)	37
1,860	Kinden Corp. (Construction & Engineering)	16
22,726	Kintetsu Corp. (Railroads)	100
134,890	Kirin Holdings Co. Ltd. (Brewers)	2,114
34,840	Kobe Steel Ltd. (Steel) (a)	43
1,349	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	26
13,057	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	302
1,404	Konami Corp. (Home Entertainment Software)	30
6,690	Konica Minolta Holdings, Inc. (Office Electronics)	51
95,281	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,391
53,743	Kuraray Co. Ltd. (Commodity Chemicals)	754
17,578	Kurita Water Industries Ltd. (Industrial Machinery)	372
2,273	Kyocera Corp. (Electronic Components)	232
35,371	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	400
5,966	Kyushu Electric Power Co., Inc. (Electric Utilities) (a)	90
10,144	Lawson, Inc. (Food Retail)	774

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10	M3, Inc. (Health Care Technology)	$22
344	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	18
1,566	Makita Corp. (Industrial Machinery)	85
324,368	Marubeni Corp. (Trading Companies & Distributors)	2,169
3,118	Marui Group Co. Ltd. (Department Stores)	31
7,280	Maruichi Steel Tube Ltd. (Steel)	186
37,739	Mazda Motor Corp. (Automobile Manufacturers) (a)	149
929	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	26
1,880	Medipal Holdings Corp. (Health Care Distributors)	25
9,491	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	456
8,679	Miraca Holdings, Inc. (Health Care Services)	399
18,952	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	89
219,207	Mitsubishi Corp. (Trading Companies & Distributors)	3,756
27,017	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	253
17,494	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	466
5,407	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	40
151,448	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	842
1,722	Mitsubishi Logistics Corp. (Marine Ports & Services)	24
15,625	Mitsubishi Materials Corp. (Diversified Metals & Mining)	55
58,793	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	81
35,090	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	455
751,336	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,637
8,141	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	39
270,988	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,405
11,431	Mitsui Chemicals, Inc. (Commodity Chemicals)	26
25,706	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	756
15,178	Mitsui O.S.K. Lines Ltd. (Marine) (a)	59
1,133,484	Mizuho Financial Group, Inc. (Diversified Banks)	2,355
7,083	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	180
60,234	Murata Manufacturing Co. Ltd. (Electronic Components)	4,586

Shares	Security Description	Value (000)
	Japan (continued)
1,524	Nabtesco Corp. (Industrial Machinery)	$32
27,683	Namco Bandai Holdings, Inc. (Leisure Products)	449
34,594	NEC Corp. (Computer Hardware)	76
1,522	Nexon Co. Ltd. (Home Entertainment Software)	17
316,942	NGK Insulators Ltd. (Industrial Machinery)	3,931
2,500	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	50
2,218	NHK Spring Co. Ltd. (Auto Parts & Equipment)	26
1,420	Nidec Corp. (Electronic Components)	99
26,064	Nikon Corp. (Photographic Products)	608
1,485	Nintendo Co. Ltd. (Home Entertainment Software)	175
34	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	394
5,218	Nippon Electric Glass Co. Ltd. (Electronic Components)	25
129,141	Nippon Express Co. Ltd. (Trucking)	613
2,395	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	37
4	Nippon Prologis REIT, Inc. (Industrial REITs)	35
106,286	Nippon Steel & Sumitomo Metal Corp. (Steel)	287
37,027	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,919
22,585	Nippon Yusen Kabushiki Kaisha (Marine)	60
770,981	Nissan Motor Co. Ltd. (Automobile Manufacturers)	7,814
29,137	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	349
9,121	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	369
480	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	39
2,308	Nitto Denko Corp. (Specialty Chemicals)	148
17,092	NKSJ Holdings, Inc. (Property & Casualty Insurance)	408
1,331	NOK Corp. (Auto Parts & Equipment)	21
50,768	Nomura Holdings, Inc. (Investment Banking & Brokerage)	374
1,732	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	38
13	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	57
15,766	Nomura Research Institute Ltd. (IT Consulting & Other Services)	514
6,551	NSK Ltd. (Industrial Machinery)	63
197	NTT Data Corp. (IT Consulting & Other Services)	699
1,299	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,019

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
16	NTT Urban Development Corp. (Real Estate Operating Companies)	$20
9,078	Obayashi Corp. (Construction & Engineering)	47
8,758	Odakyu Electric Railway Co. Ltd. (Railroads)	85
124,165	Oji Paper Co. Ltd. (Paper Products)	501
2,778	Olympus Corp. (Health Care Equipment) (a)	84
2,858	OMRON Corp. (Electronic Components)	85
39,446	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,677
32,133	Oracle Corp. Japan (Systems Software)	1,333
699	Oriental Land Co. Ltd. (Leisure Facilities)	108
73,017	ORIX Corp. (Consumer Finance)	998
92,737	Osaka Gas Co. Ltd. (Gas Utilities)	392
2,337	Otsuka Corp. (IT Consulting & Other Services)	260
56,488	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,866
30,865	Panasonic Corp. (Consumer Electronics)	248
15,269	Park24 Co. Ltd. (Environmental & Facilities Services)	277
10,155	Rakuten, Inc. (Internet Retail)	120
89,751	Resona Holdings, Inc. (Regional Banks)	437
9,373	Ricoh Co. Ltd. (Office Electronics)	112
455	Rinnai Corp. (Household Appliances)	32
1,348	Rohm Co. Ltd. (Semiconductors)	54
8,317	Sankyo Co. Ltd. (Leisure Products)	393
623	Sanrio Co. Ltd. (Specialty Stores)	29
11,540	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	497
2,825	SBI Holdings, Inc. (Asset Management & Custody Banks)	31
32,735	SECOM Co. Ltd. (Security & Alarm Services)	1,783
30,887	Sega Sammy Holdings, Inc. (Leisure Products)	773
66,499	Sekisui Chemical Co. Ltd. (Homebuilding)	706
84,231	Sekisui House Ltd. (Homebuilding)	1,218
117,522	Seven & I Holdings Co. Ltd. (Food Retail)	4,297
26,129	Seven Bank Ltd. (Regional Banks)	95
14,354	Sharp Corp. (Consumer Electronics) (a)	58
2,495	Shikoku Electric Power Co., Inc. (Electric Utilities) (a)	45
3,311	Shimadzu Corp. (Electronic Equipment & Instruments)	27
310	Shimamura Co. Ltd. (Apparel Retail)	38
1,102	Shimano, Inc. (Leisure Products)	94
92,800	Shimizu Corp. (Construction & Engineering)	373
88,039	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,842
23,070	Shinsei Bank Ltd. (Regional Banks)	52

Shares	Security Description	Value (000)
	Japan (continued)
46,587	Shionogi & Co. Ltd. (Pharmaceuticals)	$973
5,033	Shiseido Co. Ltd. (Personal Products)	75
20,930	Showa Denko K.K. (Diversified Chemicals)	28
2,634	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	22
5,354	SMC Corp. (Industrial Machinery)	1,076
118,068	SoftBank Corp. (Wireless Telecommunication Services)	6,895
17,496	Sojitz Corp. (Trading Companies & Distributors)	29
14,147	Sony Corp. (Electronic Equipment & Instruments)	296
8,574	Sony Financial Holdings, Inc. (Life & Health Insurance)	135
2,002	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	39
1,622	Sumco Corp. (Semiconductor Equipment)	18
20,829	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	66
258,838	Sumitomo Corp. (Trading Companies & Distributors)	3,229
110,745	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,325
7,732	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	33
7,318	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	82
181,621	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	8,334
323,386	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)(b)	1,510
4,992	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	199
26,659	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	436
2,526	Suruga Bank Ltd. (Regional Banks)	46
985	Suzuken Co. Ltd. (Health Care Distributors)	33
48,798	Suzuki Motor Corp. (Automobile Manufacturers)	1,125
43,911	Sysmex Corp. (Health Care Equipment)	2,874
8,098	T&D Holdings, Inc. (Life & Health Insurance)	109
16,440	Taiheiyo Cement Corp. (Construction Materials)	53
13,550	Taisei Corp. (Construction & Engineering)	49
4,873	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	346
3,381	Taiyo Nippon Sanso Corp. (Industrial Gases)	23
3,700	Takashimaya Co. Ltd. (Department Stores)	38
156,051	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,050
1,721	TDK Corp. (Electronic Components)	59
13,079	Teijin Ltd. (Commodity Chemicals)	29
2,124	Terumo Corp. (Health Care Equipment)	106
4,506	The Bank of Kyoto Ltd. (Regional Banks)	38

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
244,734	The Bank of Yokohama Ltd. (Regional Banks)	$1,264
36,404	The Chiba Bank Ltd. (Regional Banks)	248
2,289	The Chugoku Bank Ltd. (Regional Banks)	32
4,150	The Chugoku Electric Power Co., Inc. (Electric Utilities)	65
119	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	172
18,311	The Gunma Bank Ltd. (Regional Banks)	101
5,828	The Hachijuni Bank Ltd. (Regional Banks)	34
6,993	The Hiroshima Bank Ltd. (Regional Banks)	30
3,621	The Iyo Bank Ltd. (Regional Banks)	35
4,414	The Japan Steel Works Ltd. (Industrial Machinery)	24
9,497	The Joyo Bank Ltd. (Regional Banks)	52
9,843	The Kansai Electric Power Co., Inc. (Electric Utilities) (a)	135
33,468	The Nishi-Nippon City Bank Ltd. (Regional Banks)	87
7,904	The Shizuoka Bank Ltd. (Regional Banks)	85
31,874	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	320
1,591	THK Co. Ltd. (Industrial Machinery)	33
14,285	Tobu Railway Co. Ltd. (Railroads)	74
1,585	Toho Co. Ltd. (Movies & Entertainment)	33
5,725	Toho Gas Co. Ltd. (Gas Utilities)	30
6,327	Tohoku Electric Power Co., Inc. (Electric Utilities) (a)	79
51,718	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,640
20,220	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	105
61,799	Tokyo Electron Ltd. (Semiconductor Equipment)	3,128
120,250	Tokyo Gas Co. Ltd. (Gas Utilities)	665
5,752	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	48
15,898	Tokyu Corp. (Railroads)	104
5,965	Tokyu Land Corp. (Diversified Real Estate Activities)	55
43,971	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	426
87,733	Toppan Printing Co. Ltd. (Commercial Printing)	610
20,528	Toray Industries, Inc. (Commodity Chemicals)	133
56,281	Toshiba Corp. (Computer Hardware)	271
4,157	TOTO Ltd. (Building Products)	42
2,283	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	35
1,240	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	41
10,128	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	248

Shares	Security Description	Value (000)
	Japan (continued)
918	Toyota Boshoku Corp. (Auto Parts & Equipment)	$13
2,278	Toyota Industries Corp. (Auto Parts & Equipment)	93
339,563	Toyota Motor Corp. (Automobile Manufacturers)	20,513
2,970	Toyota Tsusho Corp. (Trading Companies & Distributors)	77
44,971	Trend Micro, Inc. (Systems Software)	1,428
9,341	Tsumura & Co. (Pharmaceuticals)	275
157,663	Ube Industries Ltd. (Diversified Chemicals)	293
1,591	Unicharm Corp. (Household Products)	90
113	United Urban Investment Corp. (Real Estate Investment Trusts (REITs))	153
3,426	USS Co. Ltd. (Automotive Retail)	435
26,333	West Japan Railway Co. (Railroads)	1,118
1,474	Yahoo Japan Corp. (Internet Software & Services)	727
1,230	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	51
10,764	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	437
2,957	Yamaguchi Financial Group, Inc. (Regional Banks)	29
2,206	Yamaha Corp. (Leisure Products)	25
3,912	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	51
5,160	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	109
585	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	18
1,540	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	18
2,999	Yaskawa Electric Corp. (Electronic Components)	37
3,004	Yokogawa Electric Corp. (Electronic Equipment & Instruments)	36
		270,772
	Jersey — 0.77%
513,801	Glencore International PLC (Diversified Metals & Mining)	2,126
179,827	Petrofac Ltd. (Oil & Gas Equipment & Services)	3,277
36,519	Wolseley PLC (Trading Companies & Distributors)	1,684
214,444	WPP PLC (Advertising)	3,659
		10,746
	Luxembourg — 0.35%
4,960	Millicom International Cellular SA (Wireless Telecommunication Services)	358
158,071	SES – FDR, Class – A (Cable & Satellite)	4,526
		4,884
	Malaysia — 0.03%
405,400	Astro Malaysia Holdings Berhad (Broadcasting)(b)	389

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands — 5.01%
45,777	AEGON NV (Life & Health Insurance)	$306
165,052	Akzo Nobel NV (Diversified Chemicals)	9,305
68,374	ASML Holding NV (Semiconductor Equipment)	5,395
10,561	ASML Holding NV – NYS (Semiconductor Equipment)	835
2,396	Corio NV (Retail Real Estate Investment Trusts)	95
4,744	Delta Lloyd NV (Life & Health Insurance)	95
27,613	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,476
33,218	Fugro NV (Oil & Gas Equipment & Services)	1,801
45,758	Gemalto NV (Computer Storage & Peripherals)	4,143
103,988	Koninklijke Ahold NV (Food Retail)	1,548
8,209	Koninklijke Boskalis Westminster NV (Construction & Engineering)	299
67,837	Koninklijke DSM NV (Diversified Chemicals)	4,420
102,893	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,805
32,935	Koninklijke Vopak NV (Marine Ports & Services)	1,943
12,427	Randstad Holding NV (Professional Services)	509
649,803	Reed Elsevier NV (Publishing)	10,825
875,552	TNT NV (Air Freight & Logistics)	2,443
437,090	Unilever NV (Packaged Foods & Meats)	17,211
31,146	Wolters Kluwer NV (Publishing)	659
85,001	Ziggo NV (Alternative Carriers)(b)	3,402
		69,515
	New Zealand — 0.02%
143,599	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	250

	Nigeria — 0.10%
1,502,519	Nigerian Breweries PLC (Brewers)	1,444

	Norway — 0.42%
9,085	Gjensidige Forsikring ASA (Multi-line Insurance)	134
121,010	Orkla ASA (Industrial Conglomerates)	992
176,722	Statoil ASA (Integrated Oil & Gas)	3,647
55,579	Telenor ASA (Diversified Telecommunication Services)	1,102
		5,875
	Papua New Guinea — 0.16%
306,335	Oil Search Ltd. (Oil & Gas Exploration & Production)(b)	2,165
	Portugal — 0.06%
239,797	EDP – Energias de Portugal SA (Electric Utilities)	772

Shares	Security Description	Value (000)
	Portugal (continued)
25,160	Portugal Telecom SGPS SA, Registered Shares (Integrated Telecommunication Services)	$98
		870
	Russia — 0.14%
21,491	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	1,239
59,664	Sberbank of Russia – Sponsored ADR (Diversified Banks)	685
		1,924
	Singapore — 1.57%
91,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	160
93,624	CapitaCommercial Trust (Office Real Estate Investment Trusts)	108
112,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	176
300,494	ComfortDelGro Corp. Ltd. (Trucking)	435
316,609	DBS Group Holdings Ltd. (Diversified Banks)	3,874
707,000	Global Logistic Properties Ltd. (Real Estate Operating Companie)	1,534
827,429	Hutchison Port Holdings Trust (Marine Ports & Services)	608
228,480	Keppel Corp. Ltd. (Industrial Conglomerates)	1,876
36,000	Keppel Land Ltd. (Real Estate Development)	95
1,143,608	Olam International Ltd. (Food Distributors)	1,480
511,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,996
1,063,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,624
171,000	Singapore Airlines Ltd. (Airlines)	1,368
41,601	Singapore Exchange Ltd. (Specialized Finance)	231
252,895	Singapore Press Holdings Ltd. (Publishing)	832
1,074,170	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(b)	3,197
362,443	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	237
		21,831
	South Korea — 0.92%
14,220	Hana Financial Group, Inc. (Diversified Banks)	414
6,054	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	1,447
62,282	KT&G Corp. (Tobacco)	4,047
4,731	Samsung Electronics Co. Ltd. (Semiconductors)	5,560
7,155	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,316
		12,784

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain — 1.03%
105,182	Banco Popular Espanol SA (Diversified Banks) (a)	$322
906,372	Banco Santander SA (Diversified Banks)	5,783
285,000	CaixaBank SA (Diversified Banks)	876
134,574	Ferrovial SA (Transportation Infrastructure)	2,151
41,472	Grifols SA (Biotechnology)	1,500
5,515	Industria de Diseno Textil SA (Apparel Retail)	681
66,279	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	3,045
		14,358
	Sweden — 1.77%
88,324	Assa Abloy AB, Class – B (Building Products)	3,464
43,310	Boliden AB (Diversified Metals & Mining)	537
61,256	Electrolux AB, Series B (Household Appliances)	1,548
150,343	Hennes & Mauritz AB, B Shares (Apparel Retail)	4,945
63,956	Husqvarna (Household Durables)	338
104,213	Nordea Bank AB (Diversified Banks)	1,166
8,811	Ratos AB, B Shares (Asset Management & Custody Banks)	68
168,837	Sandvik AB (Industrial Machinery)	2,021
49,583	Securitas AB, B Shares (Security & Alarm Services)	434
382,490	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	3,659
60,166	Skanska AB, B Shares (Construction & Engineering)	999
75,557	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,035
36,645	Swedbank AB, A Shares (Diversified Banks)	841
25,216	Tele2 AB, B Shares (Wireless Telecommunication Ser)	296
188,558	TeliaSonera AB (Integrated Telecommunication Services)	1,230
		24,581
	Switzerland — 9.99%
390,913	ABB Ltd. – Registered (Heavy Electrical Equipment)	8,491
8,119	Actelion Ltd. – Registered (Biotechnology)	489
20,979	Adecco SA – Registered (Human Resource & Employment Services)	1,196
1,880	Baloise Holding AG – Registered (Multi-line Insurance)	183
143	Banque Cantonale Vaudoise – Registered (Regional Banks)	71
43,351	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	3,836
118,781	Credit Suisse Group AG – Registered (Diversified Capital Markets)	3,151
12,718	DKSH Holding Ltd. (Advertising)	1,046

Shares	Security Description	Value (000)
	Switzerland (continued)
6,147	Geberit International AG (Building Products)	$1,525
5,152	Givaudan SA – Registered (Specialty Chemicals)	6,651
71,278	Holcim Ltd. – Registered (Construction Materials)	4,971
8,551	Kuehne & Nagel International. (Marine)	939
8,380	Lonza Group AG – Registered (Life Sciences Tools & Services)	631
331,379	Nestle SA (Packaged Foods & Meats)	21,740
282,329	Novartis AG – Registered (Pharmaceuticals)	20,062
5,414	Partners Group Holding AG (Asset Management & Custody Banks)(b)	1,466
117,000	Roche Holding AG – Genusscheine (Pharmaceuticals)	29,117
3,795	Sonova Holding AG – Registered (Health Care Equipment)	403
1,270	Swiss Life Holding (Insurance)	207
2,369	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	174
54,624	Swiss Re AG (Reinsurance)	4,067
5,793	Swisscom AG – Registered (Integrated Telecommunication Services)	2,537
7,551	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	2,955
700	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	383
7,064	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	666
14,987	Transocean Ltd. (Oil & Gas Drilling)	721
729,019	UBS AG – Registered (Diversified Capital Markets)	12,414
33,308	Zurich Financial Services AG (Multi-line Insurance)	8,642
		138,734
	Taiwan — 0.06%
47,600	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	872
	United Kingdom — 18.25%
6,706	Admiral Group PLC (Property & Casualty Insurance)	135
195,201	Anglo American PLC (Diversified Metals & Mining)	3,758
55,249	Antofagasta PLC (Diversified Metals & Mining)	668
6,224	ASOS PLC (Internet Retail) (a)	383
151,319	AstraZeneca PLC (Pharmaceuticals)	7,168
967,445	Aviva PLC (Multi-line Insurance)	4,996
455,016	BAE Systems PLC (Aerospace & Defense)	2,650
804,922	Balfour Beatty PLC (Construction & Engineering)	2,918
2,051,254	Barclays PLC (Diversified Banks)	8,686
278,414	BG Group PLC (Integrated Oil & Gas)	4,736
301,828	BHP Billiton PLC (Diversified Metals & Mining)	7,720

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,104,052	BP PLC (Integrated Oil & Gas)	$7,643
275,938	British American Tobacco PLC (Tobacco)	14,131
253,366	British Land Co. PLC (Diversified Real Estate Investment Trusts)	2,183
28,399	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	135
53,829	Carnival PLC (Hotels, Resorts & Cruise Lines)	1,875
182,031	Centrica PLC (Multi-Utilities)	997
63,559	Diageo PLC (Distillers & Vintners)	1,817
21,600	Ensco PLC, ADR (Oil & Gas Drilling)	1,255
242,398	GKN PLC (Auto Parts & Equipment)	1,111
349,251	GlaxoSmithKline PLC (Pharmaceuticals)	8,753
159,500	Grainger PLC (Real Estate Operating Companies)	351
26,600	Greene King PLC (Restaurants)	313
197,639	Group 4 Securicor PLC (Commercial Services & Supplies)	692
444,124	Home Retail Group PLC (Catalog Retail)	905
1,517,614	HSBC Holdings PLC (Diversified Banks)	15,739
735,954	HSBC Holdings PLC (HK) (Diversified Banks)	7,710
28,024	ICAP PLC (Investment Banking & Brokerage)	155
348,737	Imperial Tobacco Group PLC (Tobacco)	12,091
111,900	Inchcape PLC (Distributors)	853
31,373	Inmarsat PLC (Alternative Carriers)	321
39,891	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,097
788,350	International Consolidated Airlines Group SA (Airlines) (a)(b)	3,164
20,138	Investec PLC (Diversified Capital Markets)	127
172,006	J Sainsbury PLC (Food Retail)	929
45,909	John Wood Group PLC (Oil & Gas Equipment & Services)	565
78,158	Johnson Matthey PLC (Specialty Chemicals)	3,124
258,764	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,479
207,106	Legal & General Group PLC (Life & Health Insurance)	540
47,392	Liberty Global PLC, Series C (Cable & Satellite) (a)	3,478
4,793,353	Lloyds Banking Group PLC (Diversified Banks) (a)	4,604
298,453	Marks & Spencer Group PLC (Department Stores)	1,955
608,084	Meggitt PLC (Aerospace & Defense)	4,785
410,611	Michael Page International PLC (Human Resource & Employment Services)	2,317
251,567	National Grid PLC (Multi-Utilities)	2,854

Shares	Security Description	Value (000)
	United Kingdom (continued)
86,860	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)(b)	$472
114,530	Pearson PLC (Media)	2,039
42,441	Persimmon PLC (Homebuilding)	762
404,417	Prudential PLC (Life & Health Insurance)	6,611
49,670	Resolution Ltd. (Life & Health Insurance)	215
450,976	Rexam PLC (Metal & Glass Containers)	3,275
298,684	Rio Tinto PLC (Diversified Metals & Mining)	12,186
454,570	Rolls-Royce Holdings PLC (Aerospace & Defense)	7,839
486,227	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	15,729
126,033	RSA Insurance Group PLC (Multi-line Insurance)	228
136,431	SABMiller PLC (Brewers)	6,541
36,866	SEGRO PLC (Industrial Real Estate Investment Trusts)	157
8,349	Severn Trent PLC (Water Utilities)	211
7,275	Spirax-Sarco Engineering PLC (Industrial Machinery)	297
33,569	SSE PLC (Electric Utilities)	777
236,177	Standard Chartered PLC (Diversified Banks)	5,125
82,592	Standard Life PLC (Life & Health Insurance)	434
2,442,720	Tesco PLC (Food Retail)	12,310
158,219	The Sage Group PLC (Application Software)	819
620,583	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)(b)	1,220
110,853	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,687
9,000	Unilever PLC (Packaged Foods & Meats)	364
23,884	United Utilities Group PLC (Multi-Utilities)	248
4,885,478	Vodafone Group PLC (Wireless Telecommunication Services)	13,956
61,242	Whitbread PLC (Restaurants)	2,846
309,252	William Morrison Supermarkets PLC (Food Retail)	1,231
		253,445
	Total Common Stocks	1,290,643
	Preferred Stocks — 0.45%
	Germany — 0.45%
9,421	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	750
50,987	Henkel AG & Co. KGaA – Preferred (Household Products)	4,794
15,009	ProSiebenSat.1 Media AG – Preferred (Broadcasting) (a)	645
	Total Preferred Stocks	6,189
	Warrant — 0.00%
	Singapore — 0.00%
185,000	Olam International Ltd. (Food Distributors) (a)	59
	Total Warrant	59

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.15%
$16,001	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	$16,001

	Total Time Deposit	16,001
	Mutual Funds — 4.97%
297,741	Alliance Money Market Fund Prime Portfolio, 0.02% (c)	298
1,782,745	iShares MSCI Emerging Markets Index Fund ETF, 1.36% (c)	68,760
	Total Mutual Funds	69,058

	Total Investments (cost $1,172,347) — 99.52%	1,381,950
	Other assets in excess of liabilities — 0.48%	6,670
	Net Assets — 100.00%	$1,388,620

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	SSgA Funds Management, Inc. – EAFE	SSgA Funds Management, Inc. – MSCI EM	SSgA Funds Management, Inc. – MSCI Japan	Total
Common Stocks	19.39%	18.89%	19.46%	32.64%	—	2.57%	92.95%
Preferred Stocks	0.34%	0.06%	—	0.05%	—	—	0.45%
Warrants	—	—	—	—	—	—	0.00%
Time Deposit	0.35%	0.54%	0.26%	—	—	—	1.15%
Mutual Funds	—	—	—	0.01%	4.96%	—	4.97%
Other Assets (Liabilities)	0.01%	0.08%	0.01%	0.22%	0.07%	0.09%	0.48%
Total Net Assets	20.09%	19.57%	19.73%	32.92%	5.03%	2.66%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2013.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
11	Tokyo Price Index Future	$1,255	9/13/13	$40
	Net Unrealized Appreciation/(Depreciation)			$40
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
1,148,000	Euro	UBS Warburg	7/10/13	$1,493	$1,494	$(1)
72,878,000	Japanese Yen	Bank of New York	7/22/13	767	735	32
	Total Currencies Sold			$2,260	$2,229	$31
	Net Unrealized/Appreciation(Depreciation)					$31

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 92.76%
	Australia — 3.19%
48,604	AGL Energy Ltd. (Multi-Utilities)	$643
65,882	Amcor Ltd. (Paper Packaging)	611
264,040	AMP Ltd. (Life & Health Insurance)	1,026
73,091	APA Group (Gas Utilities)	400
17,101	ASX Ltd. (Specialized Finance)	517
247,207	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	6,460
42,867	Bendigo & Adelaide Bank Ltd. (Regional Banks)	395
150,610	BHP Billiton Ltd. (Diversified Metals & Mining)	4,320
100,764	Bradken Ltd. (Construction & Farm Machinery)	397
96,824	carsales.com Ltd. (Internet Software & Services)	835
211,433	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	387
341,646	Coca-Cola Amatil Ltd. (Soft Drinks)	3,970
144,992	Commonwealth Bank of Australia (Diversified Banks)	9,171
493,341	Dexus Property Group (Diversified Real Estate Investment Trusts)	483
286,598	DuluxGroup Ltd. (Diversified Banks)	1,103
126,122	Federation Centres (Retail REITs)	273
13,401	Flight Centre Ltd. (Hotels, Resorts & Cruise Lines)	482
457,659	Fortescue Metals Group Ltd. (Steel)	1,272
158,865	GPT Group (Diversified Real Estate Investment Trusts)	558
117,167	Iluka Resources Ltd. (Diversified Metals & Mining)	1,070
585,161	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	1,530
152,312	Insurance Australia Group Ltd. (Insurance)	758
48,203	Lend Lease Group Ltd. (Real Estate Management & Development)	368
317,416	Metcash Ltd. (Food Distributors)	1,022
357,799	Mirvac Group (Diversified Real Estate Investment Trusts)	525
210,379	National Australia Bank Ltd. (Diversified Banks)	5,709
13,397	Newcrest Mining Ltd. (Gold)	121
127,524	Primary Health Care Ltd. (Health Care Services)	557
109,029	Seek Ltd. (Human Resource & Employment Services)	904
135,212	Sonic Healthcare Ltd. (Health Care Providers & Services)	1,831
179,891	SP AusNet (Electric Utilities)	193
194,590	Stockland Trust Group (Diversified Real Estate Investment Trusts)	619
78,630	Sydney Airport (Airport Services)	243
259,381	Tabcorp Holdings Ltd. (Casinos & Gaming)	723

Shares	Security Description	Value (000)
	Australia (continued)
498,791	Tatts Group Ltd. (Casinos & Gaming)	$1,446
1,749,922	Telstra Corp. Ltd. (Integrated Telecommunication Services)	7,632
245,540	Toll Holdings Ltd. (Air Freight & Logistics)	1,194
505,684	Transurban Group (Highways & Railtracks)	3,125
269,815	Westfield Retail Trust (Retail Real Estate Investment Trusts)	765
374,340	Westpac Banking Corp. (Diversified Banks)	9,884
90,385	Woolworths Ltd. (Food Retail)	2,711
74,221	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	1,323
		77,556
	Austria — 0.18%
4,484	AMS AG (Semiconductors)	331
11,613	Andritz AG (Industrial Machinery)	596
71,777	Immofinanz AG (Real Estate Operating Companies)	268
38,997	OMV AG (Integrated Oil & Gas)	1,762
6,003	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	279
29,775	Voestalpine AG (Steel)	1,051
		4,287
	Belgium — 0.87%
39,757	Ageas (Multi-line Insurance)	1,396
137,376	Anheuser-Busch InBev NV (Brewers)	12,228
33,485	Delhaize Group (Food Retail)	2,070
7,014	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	528
40,804	Telenet Group Holding NV (Alternative Carriers)	1,873
52,115	UCB SA (Pharmaceuticals)	2,807
		20,902
	Bermuda — 0.26%
158,543	Seadrill Ltd. (Oil & Gas Drilling)	6,402
	Brazil — 0.12%
37,980	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	494
241,800	BM&FBOVESPA SA (Specialized Finance)	1,329
118,100	Hypermarcas SA (Personal Products)	769
209,821	Oi SA – Sponsored ADR (Integrated Telecommunication Services)	382
		2,974
	Canada — 0.97%
65,500	CAE, Inc. (Aerospace & Defense)	680
45,700	Cameco Corp. (Coal & Consumable Fuels)	944
68,454	Canadian Pacific Railway Ltd. (Railroads)	8,309
88,900	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,537

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
249,100	Centerra Gold, Inc. (Metals & Mining)(b)	$787
195,639	First Quantum Minerals Ltd. (Diversified Metals & Mining)	2,903
138,200	Imperial Oil Ltd. (Integrated Oil & Gas)	5,277
80,900	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,740
12,000	TELUS Corp. (Wireless Telecommunication Services)	350
		23,527
	Cayman Islands — 0.07%
102,000	AAC Technologies Holdings, Inc. (Communications Equipment)	576
230,000	China Mengniu Dairy Co. Ltd. (Food Products)	823
151,500	Stella International Holdings Ltd. (Footwear)	418
		1,817
	China — 1.35%
127,368	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)	12,040
3,534,335	Bank of China Ltd., H Shares (Diversified Banks)	1,454
45,800	China Pacific Insurance Group Co. Ltd. (Multi-line Insurance)	146
291,200	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	205
1,699,809	China Resources Land Ltd. (Real Estate Development)	4,646
222,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	297
5,219,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	3,291
26,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,621
151,973	Tencent Holdings Ltd. (Internet Software & Services)	5,961
1,227,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	3,181
		32,842
	Curaçao — 0.30%
102,558	Schlumberger Ltd. (Oil & Gas Equipment & Services)	7,349
	Denmark — 0.75%
492	A.P. Moller – Maersk A/S, Class – A (Marine)	3,464
83,205	Coloplast A/S, Class – B (Health Care Supplies)	4,666
56,831	Novo Nordisk A/S (Pharmaceuticals)	8,858
7,713	Rockwool International A/S, B Shares (Building Products)	1,079
1,597	Tryg A/S (Insurance)	132
		18,199
	Finland — 0.45%
18,504	Elisa Oyj (Integrated Telecommunication Services)	361

Shares	Security Description	Value (000)
	Finland (continued)
28,921	Fortum Oyj (Electric Utilities)	$542
6,054	Kone Oyj (Industrial Machinery)	481
33,947	Metso OYJ (Machinery)	1,154
25,529	Orion Oyj, Class – B (Integrated Oil & Gas)	599
142,839	Sampo Oyj, A Shares (Multi-line Insurance)	5,566
143,544	Stora Enso Oyj, R Shares (Paper Products)	962
139,445	UPM-Kymmene Oyj (Paper Products)	1,367
		11,032
	France — 8.21%
556,656	AXA SA (Multi-line Insurance)	10,936
354,131	BNP Paribas (Diversified Banks)	19,346
92,213	Bouygues SA (Construction & Engineering)	2,354
57,691	Capital Gemini SA (IT Services)	2,804
52,536	Casino Guichard-Perrachon SA (Food Retail)	4,921
15,865	CNP Assurances (Insurance)	228
196,965	Compagnie de Saint-Gobain (Building Products)	7,973
37,609	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	3,363
90,928	Credit Agricole SA (Diversified Banks) (a)	781
28,278	Danone SA (Packaged Foods & Meats)	2,122
23,703	Electricite de France SA (Electric Utilities)	550
57,381	Eutelsat Communications (Media)	1,629
3,746	Fonciere des Regions (Diversified Real Estate Investment Trusts)	281
258,771	GDF Suez (Multi-Utilities)	5,067
2,167	Gecina SA (Diversified Real Estate Investment Trusts)	240
2,308	Icade (Real Estate Investment Trusts (REITs))	191
41,248	JC Decaux SA (Advertising)	1,125
9,836	Klepierre (Retail Real Estate Investment Trusts)	388
44,844	Lagardere SCA (Publishing)	1,249
176,247	Legrand SA (Electrical Components & Equipment)	8,175
11,474	L'Oreal SA (Personal Products)	1,885
23,452	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	3,800
100,745	Pernod Ricard SA (Distillers & Vintners)	11,170
27,582	Renault SA (Automobile Manufacturers)	1,856
58,996	Rexel SA (Trading Companies & Distributors)	1,327
144,445	Sanofi-Aventis (Pharmaceuticals)	14,968
210,782	Schneider Electric SA (Electrical Components & Equipment)	15,289

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
15,146	SCOR SE (Reinsurance)	$465
152,339	Societe Generale (Diversified Banks)	5,234
27,675	Suez Environnement Co. (Multi-Utilities)	357
49,749	Technip SA (Oil & Gas Equipment & Services)	5,051
14,726	Teleperformance (Research and Consulting Services)	709
686,694	Total SA (Integrated Oil & Gas)	33,520
38,870	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	9,056
33,466	Veolia Environnement (Multi-Utilities)	381
186,553	Vinci SA (Construction & Engineering)	9,361
238,865	Vivendi (Movies & Entertainment)	4,523
54,292	Zodiac Aerospace (Aerospace & Defense)	7,186
		199,861
	Germany — 10.18%
101,438	Allianz SE (Multi-line Insurance)	14,820
9,400	Axel Springer AG (Publishing)	401
186,608	BASF SE (Diversified Chemicals)	16,668
234,896	Bayer AG (Pharmaceuticals)	25,048
104,446	Bayerische Motoren Werke AG (Automobile Manufacturers)	9,132
78,663	Beiersdorf AG (Personal Products)	6,859
9,360	Bilfinger Berger SE (Construction & Engineering)	862
27,547	Brenntag AG (Trading Companies & Distributors) (b)	4,184
13,536	Continental AG (Auto Parts & Equipment)	1,808
449,833	Daimler AG (Automobile Manufacturers)	27,215
40,612	Deutsche Bank AG (Diversified Capital Markets)	1,700
82,483	Deutsche Boerse AG (Specialized Finance)	5,429
656,295	Deutsche Post AG (Air Freight & Logistics)(b)	16,310
339,164	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	3,957
131,577	Deutsche Wohnen AG (Real Estate Operating Companies)(b)	2,234
108,728	E.ON AG (Electric Utilities)	1,784
16,357	ElringKlinger AG (Auto Parts & Equipment)	546
46,537	Freenet AG (Wireless Telecommunication Services)	1,016
33,363	Hannover Rueckversicherung AG – Registered (Reinsurance)	2,402
147,905	HeidelbergCement AG (Construction Materials)	9,946
7,525	Hugo Boss AG (Apparel, Accessories & Luxury)	829

Shares	Security Description	Value (000)
	Germany (continued)
41,600	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	$1,538
99,888	Kabel Deutschland Holding AG (Cable & Satellite)	10,970
151,164	Linde AG (Industrial Gases)(b)	28,203
30,794	Metro AG (Hypermarkets & Super Centers)	975
12,544	MTU Aero Engines Holding AG (Aerospace & Defense)	1,210
85,401	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	15,717
36,979	Porsche AG (Automobiles)	2,863
29,061	RWE AG (Multi-Utilities)	927
91,339	SAP AG (Application Software)	6,688
233,360	Siemens AG (Industrial Conglomerates)	23,584
7,447	Volkswagen AG – Preferred (Automobile Manufacturers)	1,508
6,200	Wacker Chemie AG (Specialty Chemicals)	467
		247,800
	Hong Kong — 2.91%
5,477,918	AIA Group Ltd. (Life & Health Insurance)(b)	23,202
575,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	4,144
241,505	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	743
235,696	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	3,197
210,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,403
714,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	2,223
115,419	CLP Holdings Ltd. (Electric Utilities)	934
3,616,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	6,136
126,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	617
81,809	Hang Seng Bank Ltd. (Diversified Banks)	1,210
1,968,000	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,888
152,592	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	373
72,273	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	1,091
379,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,607
148,466	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	495
41,000	Hysan Development Co. (Real Estate Management & Development)	178

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
42,000	Kerry Properties Ltd. (Real Estate Management & Development)	$165
678,000	Li & Fung Ltd. (Distributors)	932
245,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	339
90,538	Power Assets Holdings Ltd. (Electric Utilities)	781
818,484	Sands China Ltd. (Casinos & Gaming)	3,857
193,839	Sino Land Co. Ltd. (Real Estate Development)	273
1,372,899	SJM Holdings Ltd. (Casinos & Gaming)	3,339
106,040	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,369
123,326	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,493
79,941	The Bank of East Asia Ltd. (Diversified Banks)	288
625,118	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	3,075
499,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	4,197
129,200	Wynn Macau Ltd. (Casinos & Gaming)	350
		70,899
	India — 0.15%
16,800	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	643
982,500	PT Astra International Tbk (Automobile Manufacturers)	693
3,092,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	2,416
		3,752
	Ireland — 1.25%
165,890	Covidien PLC (Health Care Equipment)	10,425
411,695	CRH PLC (Construction Materials)	8,332
98,935	Glanbia PLC (Packaged Foods & Meats)(b)	1,333
108,800	Ryanair Holdings PLC – Sponsored ADR (Airlines)	5,606
285,329	Smurfit Kappa Group PLC (Paper Packaging)	4,699
		30,395
	Isle of Man — 0.03%
69,642	Playtech Ltd. (Electronic Components)	638
	Israel — 0.08%
186,861	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,847
	Italy — 1.28%
106,068	Assicurazioni Generali SpA (Multi-line Insurance)	1,853
87,624	Atlantia SpA (Highways & Railtracks)	1,429
697,616	Banco Popolare Societa Cooperativa (Commercial Banks) (a)	821
435,741	Enel SpA (Electric Utilities)	1,367
835,526	Eni SpA (Integrated Oil & Gas)	17,160

Shares	Security Description	Value (000)
	Italy (continued)
61,952	Pirelli & C. SpA (Auto Components)	$717
1,553,811	Snam Rete Gas SpA (Gas Utilities)	7,078
784,734	Telecom Italia SpA (Integrated Telecommunication Services)	436
101,957	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	424
		31,285
	Japan — 20.06%
650	ABC-Mart, Inc. (Apparel Retail)	25
984	ACOM Co. Ltd. (Consumer Finance) (a)	31
3,691	ADVANTEST Corp. (Semiconductor Equipment)	61
157,329	Aeon Co. Ltd. (Hypermarkets & Super Centers)	2,066
6,017	Aeon Credit Service Co. Ltd. (Consumer Finance)	170
1,787	AEON Mall Co. Ltd. (Real Estate Operating Companies)	44
3,675	Air Water, Inc. (Industrial Gases)	52
50,155	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	1,920
103,076	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,514
10,620	Alfresa Holdings Corp. (Health Care Distributors)	569
299,615	All Nippon Airways Co. Ltd. (Airlines)	622
8,800	Amada Co. Ltd. (Industrial Machinery)	58
26,449	Aozora Bank Ltd. (Diversified Banks)	83
410,448	Asahi Glass Co. Ltd. (Building Products)	2,674
101,440	Asahi Group Holdings Ltd. (Brewers)	2,518
330,643	Asahi Kasei Corp. (Commodity Chemicals)	2,187
3,945	ASICS Corp. (Footwear)	63
116,567	Astellas Pharma, Inc. (Pharmaceuticals)	6,336
18,517	Benesse Holdings, Inc. (Education Services)	668
110,240	Bridgestone Corp. (Tires & Rubber)	3,758
5,817	Brother Industries Ltd. (Office Electronics)	66
445	CALBEE, Inc. (Packaged Foods & Meats)	42
383,223	Canon, Inc. (Office Electronics)	12,502
5,504	Casio Computer Co. Ltd. (Consumer Electronics)	49
27,156	Central Japan Railway Co. (Railroads)	3,322
54,000	Century Tokyo Leasing Corp. (Specialized Finance)	1,406
3,852	Chiyoda Corp. (Construction & Engineering)	45
15,888	Chubu Electric Power Co., Inc. (Electric Utilities)	225
58,705	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,217
6,517	Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	36

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
16,863	Coca-Cola West Co. Ltd. (Soft Drinks)	$299
15,600	Cocokara Fine, Inc. (Drug Retail)	496
13,587	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing) (a)	25
34,987	Credit Saison Co. Ltd. (Consumer Finance)	878
146,897	Dai Nippon Printing Co. Ltd. (Commercial Printing)	1,344
7,199	Daicel Corp. (Specialty Chemicals)	63
6,964	Daido Steel Co. Ltd. (Steel)	35
104,652	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	1,984
176,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,948
5,782	Daikin Industries Ltd. (Building Products)	234
3,925	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	52
34,856	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,287
137,574	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	2,568
40,981	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	344
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	369
2,603	DeNA Co. Ltd. (Internet Software & Services)	51
35,590	Denso Corp. (Auto Parts & Equipment)	1,674
4,459	Dentsu, Inc. (Advertising)	154
1,333	Don Quijote Co. Ltd. (General Merchandise Stores)	65
67,100	East Japan Railway Co. (Railroads)	5,217
66,087	Eisai Co. Ltd. (Pharmaceuticals)	2,696
2,875	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	90
15,102	FamilyMart Co. Ltd. (Food Retail)	644
15,925	Fanuc Ltd. (Industrial Machinery)	2,309
6,108	Fast Retailing Co. Ltd. (Apparel Retail)	2,060
13,806	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	49
14,478	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	357
121,444	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	2,676
45,940	Fujitsu Ltd. (Computer Hardware)	190
64,081	Fukuoka Financial Group, Inc. (Regional Banks)	273
16,554	Furukawa Electric Co. Ltd. (Electrical Components & Equipment)	38
2,607	Gree, Inc. (Internet Software & Services)	23
90	GungHo Online Entertainment, Inc. (Home Entertainment Software) (a)	98
575	Hakuhodo DY Holdings, Inc. (Advertising)	40

Shares	Security Description	Value (000)
	Japan (continued)
77,856	Hamamatsu Photonics K.K. (Electronic Components)	$2,815
28,216	Hankyu Hanshin Holdings, Inc. (Railroads)	161
99,376	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,459
740	Hirose Electric Co. Ltd. (Electronic Components)	98
1,525	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	78
28,951	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	453
2,652	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	54
1,528	Hitachi High-Technologies Corp. (Technology Distributors)	37
1,653,188	Hitachi Ltd. (Electronic Equipment & Instruments)	10,620
4,068	Hitachi Metals Ltd. (Steel)	46
4,513	Hokkaido Electric Power Co., Inc. (Electric Utilities) (a)	62
98,233	Hokuhoku Financial Group, Inc. (Commercial Banks)	201
4,149	Hokuriku Electric Power Co. (Electric Utilities)	65
782,460	Honda Motor Co. Ltd. (Automobile Manufacturers)	29,078
114,022	HOYA Corp. (Electronic Components)	2,356
6,593	Hulic Co. Ltd. (Real Estate Operating Companies)	71
2,790	IBIDEN Co. Ltd. (Electronic Components)	44
5,818	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	448
838,558	IHI Corp. (Industrial Machinery)	3,180
54	INPEX Corp. (Oil & Gas Exploration & Production)	225
8,761	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	116
29,290	Isuzu Motors Ltd. (Automobile Manufacturers)	201
624,296	ITOCHU Corp. (Trading Companies & Distributors)	7,209
6,509	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	269
11,901	J. Front Retailing Co. Ltd. (Department Stores)	95
1,476	Japan Airlines Co. Ltd. (Airlines)	76
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Components)	523
1,219	Japan Exchange Group, Inc. (Specialized Finance)	123
705	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	29
66	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	202

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
50	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	$558
172	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	359
713,922	Japan Tobacco, Inc. (Tobacco)(b)	25,235
12,121	JFE Holdings, Inc. (Steel)	266
319,110	JGC Corp. (Construction & Engineering)	11,489
69,707	JS Group Corp. (Building Products)	1,699
46,084	JSR Corp. (Specialty Chemicals)	932
5,063	JTEKT Corp. (Industrial Machinery)	57
135,100	JVC KENWOOD Corp. (Consumer Electronics)	319
722,306	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	3,504
20,858	Kajima Corp. (Construction & Engineering)	69
139,000	Kakaku.com, Inc. (Internet Software & Services)	4,240
5,750	Kamigumi Co. Ltd. (Marine Ports & Services)	46
78,507	Kaneka Corp. (Commodity Chemicals)	519
5,714	Kansai Paint Co. Ltd. (Specialty Chemicals)	73
137,969	Kao Corp. (Personal Products)	4,696
203,043	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	625
310,915	KDDI Corp. (Wireless Telecommunication Services)	16,179
11,560	Keikyu Corp. (Railroads)	99
14,265	Keio Corp. (Railroads)	98
6,802	Keisei Electric Railway Co. Ltd. (Railroads)	64
27,474	Keyence Corp. (Electronic Equipment & Instruments)	8,769
3,891	Kikkoman Corp. (Packaged Foods & Meats)	65
3,280	Kinden Corp. (Construction & Engineering)	28
40,085	Kintetsu Corp. (Railroads)	176
227,248	Kirin Holdings Co. Ltd. (Brewers)	3,561
913,451	Kobe Steel Ltd. (Steel) (a)	1,133
2,379	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	45
23,031	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	533
2,477	Konami Corp. (Home Entertainment Software)	53
11,799	Konica Minolta Holdings, Inc. (Office Electronics)	89
123,953	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,810

Shares	Security Description	Value (000)
	Japan (continued)
90,326	Kuraray Co. Ltd. (Commodity Chemicals)	$1,268
29,084	Kurita Water Industries Ltd. (Industrial Machinery)	616
4,010	Kyocera Corp. (Electronic Components)	408
59,539	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	674
10,524	Kyushu Electric Power Co., Inc. (Electric Utilities) (a)	159
17,134	Lawson, Inc. (Food Retail)	1,308
18	M3, Inc. (Health Care Technology)	40
607	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	32
2,762	Makita Corp. (Industrial Machinery)	149
888,844	Marubeni Corp. (Trading Companies & Distributors)	5,943
5,500	Marui Group Co. Ltd. (Department Stores)	55
12,136	Maruichi Steel Tube Ltd. (Steel)	310
66,565	Mazda Motor Corp. (Automobile Manufacturers) (a)	262
1,639	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	45
31,416	Medipal Holdings Corp. (Health Care Distributors)	426
15,769	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	758
14,373	Miraca Holdings, Inc. (Health Care Services)	661
33,429	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	157
368,398	Mitsubishi Corp. (Trading Companies & Distributors)	6,312
174,653	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	1,636
30,857	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	822
9,538	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	70
234,872	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	1,305
3,037	Mitsubishi Logistics Corp. (Marine Ports & Services)	42
372,560	Mitsubishi Materials Corp. (Diversified Metals & Mining)	1,311
702,701	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	964
57,981	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	751
1,536,604	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	9,484
14,359	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	68
573,676	Mitsui & Co. Ltd. (Trading Companies & Distributors)	7,209
20,162	Mitsui Chemicals, Inc. (Commodity Chemicals)	46

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
38,648	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	$1,137
233,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	496
26,771	Mitsui O.S.K. Lines Ltd. (Marine) (a)	104
1,924,927	Mizuho Financial Group, Inc. (Diversified Banks)	3,999
12,493	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	318
89,499	Murata Manufacturing Co. Ltd. (Electronic Components)	6,814
2,688	Nabtesco Corp. (Industrial Machinery)	56
45,779	Namco Bandai Holdings, Inc. (Leisure Products)	743
61,018	NEC Corp. (Computer Hardware)	134
2,685	Nexon Co. Ltd. (Home Entertainment Software)	30
479,986	NGK Insulators Ltd. (Industrial Machinery)	5,954
4,410	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	88
3,912	NHK Spring Co. Ltd. (Auto Parts & Equipment)	45
2,504	Nidec Corp. (Electronic Components)	175
39,402	Nikon Corp. (Photographic Products)	919
2,620	Nintendo Co. Ltd. (Home Entertainment Software)	309
58	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	671
9,203	Nippon Electric Glass Co. Ltd. (Electronic Components)	45
215,818	Nippon Express Co. Ltd. (Trucking)	1,025
4,225	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	65
6	Nippon Prologis REIT, Inc. (Industrial REITs)	52
759,000	Nippon Sheet Glass Co. Ltd. (Building Products) (a)	712
187,471	Nippon Steel & Sumitomo Metal Corp. (Steel)	507
62,656	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	3,248
39,837	Nippon Yusen Kabushiki Kaisha (Marine)	106
1,231,491	Nissan Motor Co. Ltd. (Automobile Manufacturers)	12,481
48,652	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	583
15,148	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	613
847	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	68
4,070	Nitto Denko Corp. (Specialty Chemicals)	262

Shares	Security Description	Value (000)
	Japan (continued)
28,596	NKSJ Holdings, Inc. (Property & Casualty Insurance)	$682
2,348	NOK Corp. (Auto Parts & Equipment)	37
89,547	Nomura Holdings, Inc. (Investment Banking & Brokerage)	660
3,054	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	68
23	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	101
26,158	Nomura Research Institute Ltd. (IT Consulting & Other Services)	852
148,200	North Pacific Bank Ltd. (Regional Banks)	546
11,555	NSK Ltd. (Industrial Machinery)	111
330,000	NTN Corp. (Machinery)	1,018
326	NTT Data Corp. (IT Consulting & Other Services)	1,157
2,531	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,933
28	NTT Urban Development Corp. (Real Estate Operating Companies)	34
16,012	Obayashi Corp. (Construction & Engineering)	83
15,447	Odakyu Electric Railway Co. Ltd. (Railroads)	151
205,775	Oji Paper Co. Ltd. (Paper Products)	830
138,000	Okasan Securities Group, Inc. (Investment Banking & Brokerage)	1,145
4,899	Olympus Corp. (Health Care Equipment) (a)	149
5,041	OMRON Corp. (Electronic Components)	150
60,663	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	4,117
48,540	Oracle Corp. Japan (Systems Software)	2,014
1,233	Oriental Land Co. Ltd. (Leisure Facilities)	191
154,993	ORIX Corp. (Consumer Finance)	2,118
300,714	Osaka Gas Co. Ltd. (Gas Utilities)	1,271
4,185	Otsuka Corp. (IT Consulting & Other Services)	465
110,022	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	3,634
54,441	Panasonic Corp. (Consumer Electronics)	438
25,214	Park24 Co. Ltd. (Environmental & Facilities Services)	457
17,912	Rakuten, Inc. (Internet Retail)	212
156,697	Resona Holdings, Inc. (Regional Banks)	763
16,532	Ricoh Co. Ltd. (Office Electronics)	197
802	Rinnai Corp. (Household Appliances)	57
2,377	Rohm Co. Ltd. (Semiconductors)	96
13,828	Sankyo Co. Ltd. (Leisure Products)	653
1,098	Sanrio Co. Ltd. (Specialty Stores)	51
19,163	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	825
4,983	SBI Holdings, Inc. (Asset Management & Custody Banks)	55

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
55,077	SECOM Co. Ltd. (Security & Alarm Services)	$2,999
49,018	Sega Sammy Holdings, Inc. (Leisure Products)	1,227
111,962	Sekisui Chemical Co. Ltd. (Homebuilding)	1,189
141,818	Sekisui House Ltd. (Homebuilding)	2,051
198,049	Seven & I Holdings Co. Ltd. (Food Retail)	7,240
50,180	Seven Bank Ltd. (Regional Banks)	182
25,318	Sharp Corp. (Consumer Electronics) (a)	102
4,401	Shikoku Electric Power Co., Inc. (Electric Utilities) (a)	79
5,841	Shimadzu Corp. (Electronic Equipment & Instruments)	47
546	Shimamura Co. Ltd. (Apparel Retail)	66
1,943	Shimano, Inc. (Leisure Products)	165
152,423	Shimizu Corp. (Construction & Engineering)	613
131,023	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	8,694
40,692	Shinsei Bank Ltd. (Regional Banks)	92
78,189	Shionogi & Co. Ltd. (Pharmaceuticals)	1,632
8,877	Shiseido Co. Ltd. (Personal Products)	132
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	271
36,917	Showa Denko K.K. (Diversified Chemicals)	49
4,646	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	38
8,229	SMC Corp. (Industrial Machinery)	1,653
176,203	SoftBank Corp. (Wireless Telecommunication Services)	10,289
30,861	Sojitz Corp. (Trading Companies & Distributors)	51
107,754	Sony Corp. (Electronic Equipment & Instruments)	2,258
14,450	Sony Financial Holdings, Inc. (Life & Health Insurance)	228
3,531	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	69
2,860	Sumco Corp. (Semiconductor Equipment)	31
36,739	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	116
416,555	Sumitomo Corp. (Trading Companies & Distributors)	5,196
164,799	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,971
13,638	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	57
12,908	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	144
352,405	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	16,170

Shares	Security Description	Value (000)
	Japan (continued)
482,817	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)(b)	$2,254
8,805	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	351
44,147	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	722
4,456	Suruga Bank Ltd. (Regional Banks)	81
1,738	Suzuken Co. Ltd. (Health Care Distributors)	59
70,793	Suzuki Motor Corp. (Automobile Manufacturers)	1,633
60,883	Sysmex Corp. (Health Care Equipment)	3,985
14,284	T&D Holdings, Inc. (Life & Health Insurance)	192
28,997	Taiheiyo Cement Corp. (Construction Materials)	93
23,900	Taisei Corp. (Construction & Engineering)	87
8,146	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	578
5,964	Taiyo Nippon Sanso Corp. (Industrial Gases)	41
6,526	Takashimaya Co. Ltd. (Department Stores)	66
256,057	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	11,569
3,036	TDK Corp. (Electronic Components)	105
23,069	Teijin Ltd. (Commodity Chemicals)	51
3,746	Terumo Corp. (Health Care Equipment)	186
7,948	The Bank of Kyoto Ltd. (Regional Banks)	66
371,824	The Bank of Yokohama Ltd. (Regional Banks)	1,920
61,351	The Chiba Bank Ltd. (Regional Banks)	418
4,037	The Chugoku Bank Ltd. (Regional Banks)	57
45,420	The Chugoku Electric Power Co., Inc. (Electric Utilities)	714
210	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	303
31,368	The Gunma Bank Ltd. (Regional Banks)	173
10,280	The Hachijuni Bank Ltd. (Regional Banks)	60
12,335	The Hiroshima Bank Ltd. (Regional Banks)	53
6,387	The Iyo Bank Ltd. (Regional Banks)	61
7,786	The Japan Steel Works Ltd. (Industrial Machinery)	43
16,752	The Joyo Bank Ltd. (Regional Banks)	92
17,361	The Kansai Electric Power Co., Inc. (Electric Utilities) (a)	238
55,700	The Nishi-Nippon City Bank Ltd. (Regional Banks)	145
89,000	The San-in Godo Bank Ltd. (Regional Banks)	661
13,941	The Shizuoka Bank Ltd. (Regional Banks)	150

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
145,069	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	$1,459
2,806	THK Co. Ltd. (Industrial Machinery)	59
25,196	Tobu Railway Co. Ltd. (Railroads)	130
2,796	Toho Co. Ltd. (Movies & Entertainment)	58
10,097	Toho Gas Co. Ltd. (Gas Utilities)	52
11,160	Tohoku Electric Power Co., Inc. (Electric Utilities) (a)	139
80,903	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	2,566
35,665	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	185
89,531	Tokyo Electron Ltd. (Semiconductor Equipment)	4,533
203,378	Tokyo Gas Co. Ltd. (Gas Utilities)	1,124
10,145	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	85
28,041	Tokyu Corp. (Railroads)	184
10,521	Tokyu Land Corp. (Diversified Real Estate Activities)	97
73,103	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	708
144,342	Toppan Printing Co. Ltd. (Commercial Printing)	1,003
36,208	Toray Industries, Inc. (Commodity Chemicals)	234
99,270	Toshiba Corp. (Computer Hardware)	478
7,332	TOTO Ltd. (Building Products)	75
4,026	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	62
2,187	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	73
16,784	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	411
1,620	Toyota Boshoku Corp. (Auto Parts & Equipment)	23
4,017	Toyota Industries Corp. (Auto Parts & Equipment)	164
504,419	Toyota Motor Corp. (Automobile Manufacturers)	30,471
5,238	Toyota Tsusho Corp. (Trading Companies & Distributors)	135
68,295	Trend Micro, Inc. (Systems Software)	2,170
15,483	Tsumura & Co. (Pharmaceuticals)	457
260,724	Ube Industries Ltd. (Diversified Chemicals)	484
2,807	Unicharm Corp. (Household Products)	159
191	United Urban Investment Corp. (Real Estate Investment Trusts (REITs))	258
5,661	USS Co. Ltd. (Automotive Retail)	719
102,223	West Japan Railway Co. (Railroads)	4,340
2,475	Yahoo Japan Corp. (Internet Software & Services)	1,221

Shares	Security Description	Value (000)
	Japan (continued)
2,169	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	$90
15,084	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	612
5,215	Yamaguchi Financial Group, Inc. (Regional Banks)	51
3,891	Yamaha Corp. (Leisure Products)	45
6,900	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	89
9,101	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	192
1,032	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	32
2,716	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	32
5,289	Yaskawa Electric Corp. (Electronic Components)	64
5,299	Yokogawa Electric Corp. (Electronic Equipment & Instruments)	63
34,000	Zeon Corp. (Specialty Chemicals)	399
		488,405
	Jersey — 0.86%
724,212	Glencore International PLC (Diversified Metals & Mining)	2,997
336,563	Petrofac Ltd. (Oil & Gas Equipment & Services)	6,132
120,653	Shire PLC (Pharmaceuticals)	3,826
53,080	Wolseley PLC (Trading Companies & Distributors)	2,448
324,099	WPP PLC (Advertising)	5,530
		20,933
	Luxembourg — 0.31%
8,158	Millicom International Cellular SA (Wireless Telecommunication Services)	588
246,181	SES – FDR, Class – A (Cable & Satellite)	7,049
		7,637
	Malaysia — 0.02%
590,600	Astro Malaysia Holdings Berhad (Broadcasting)(b)	567
	Netherlands — 4.60%
533,181	AEGON NV (Life & Health Insurance)	3,566
261,547	Akzo Nobel NV (Diversified Chemicals)	14,745
96,668	ASML Holding NV (Semiconductor Equipment)	7,627
19,219	ASML Holding NV – NYS (Semiconductor Equipment)	1,520
3,734	Corio NV (Retail Real Estate Investment Trusts)	149
7,803	Delta Lloyd NV (Life & Health Insurance)	156
56,953	European Aeronautic Defence & Space Co. (Aerospace & Defense)	3,044
55,736	Fugro NV (Oil & Gas Equipment & Services)	3,021

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
64,918	Gemalto NV (Computer Storage & Peripherals)	$5,877
173,890	Koninklijke Ahold NV (Food Retail)	2,588
13,497	Koninklijke Boskalis Westminster NV (Construction & Engineering)	492
102,011	Koninklijke DSM NV (Diversified Chemicals)	6,646
227,534	Koninklijke Philips Electronics NV (Industrial Conglomerates)	6,203
51,817	Koninklijke Vopak NV (Marine Ports & Services)	3,057
20,439	Randstad Holding NV (Professional Services)	838
944,208	Reed Elsevier NV (Publishing)	15,730
1,069,734	TNT NV (Air Freight & Logistics) (a)	2,985
699,098	Unilever NV (Packaged Foods & Meats)	27,529
52,248	Wolters Kluwer NV (Publishing)	1,105
130,814	Ziggo NV (Alternative Carriers)(b)	5,235
		112,113
	New Zealand — 0.02%
236,183	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	412
	Nigeria — 0.09%
2,216,514	Nigerian Breweries PLC (Brewers)	2,129
	Norway — 0.65%
105,130	DNB ASA (Diversified Banks)	1,523
13,473	Gjensidige Forsikring ASA (Multi-line Insurance)	198
1,082,210	Marine Harvest (Packaged Foods & Meats)	1,098
202,355	Orkla ASA (Industrial Conglomerates)	1,658
430,173	Statoil ASA (Integrated Oil & Gas)	8,877
128,539	Telenor ASA (Diversified Telecommunication Services)	2,549
		15,903
	Papua New Guinea — 0.13%
448,292	Oil Search Ltd. (Oil & Gas Exploration & Production)(b)	3,168
	Portugal — 0.06%
372,619	EDP – Energias de Portugal SA (Electric Utilities)	1,200
43,435	Portugal Telecom SGPS SA, Registered Shares (Integrated Telecommunication Services)	169
		1,369
	Russia — 0.11%
31,200	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	1,799
87,164	Sberbank of Russia – Sponsored ADR (Diversified Banks)	1,001
		2,800
	Singapore — 1.46%
149,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	262

Shares	Security Description	Value (000)
	Singapore (continued)
152,909	CapitaCommercial Trust (Office Real Estate Investment Trusts)	$177
184,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	290
494,236	ComfortDelGro Corp. Ltd. (Trucking)	716
475,072	DBS Group Holdings Ltd. (Diversified Banks)	5,811
286,000	Ezion Holdings Ltd. (Oil & Gas Equipment & Services)	479
1,040,000	Global Logistic Properties Ltd. (Real Estate Operating Companie)	2,257
1,387,907	Hutchison Port Holdings Trust (Marine Ports & Services)	1,020
381,791	Keppel Corp. Ltd. (Industrial Conglomerates)	3,134
60,000	Keppel Land Ltd. (Real Estate Development)	159
222,000	M1 Ltd./Singapore (Wireless Telecommunication Ser)	527
1,558,897	Olam International Ltd. (Food Distributors)	2,018
753,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,942
1,496,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	5,100
254,000	Singapore Airlines Ltd. (Airlines)	2,033
326,399	Singapore Exchange Ltd. (Specialized Finance)	1,811
422,947	Singapore Press Holdings Ltd. (Publishing)	1,392
1,702,110	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(b)	5,064
596,011	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	390
		35,582
	South Korea — 0.76%
19,410	Hana Financial Group, Inc. (Diversified Banks)	565
8,803	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	2,105
94,282	KT&G Corp. (Tobacco)	6,126
6,618	Samsung Electronics Co. Ltd. (Semiconductors)	7,778
10,507	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,932
		18,506
	Spain — 1.35%
49,222	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering)	1,304
172,998	Banco Popular Espanol SA (Diversified Banks) (a)	530
1,512,187	Banco Santander SA (Diversified Banks)	9,648
406,000	CaixaBank SA (Diversified Banks)	1,248
93,724	Enagas (Gas Utilities)	2,316

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
225,036	Ferrovial SA (Transportation Infrastructure)	$3,597
43,443	Gas Natural SDG SA (Gas Utilities)	876
65,997	Grifols SA (Biotechnology)	2,390
20,756	Industria de Diseno Textil SA (Apparel Retail)	2,562
14,663	Obrascon Huarte Lain SA (Construction & Engineering)	499
61,260	Red Electrica Corporacion SA (Electric Utilities)	3,369
96,785	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,446
		32,785
	Sweden — 1.83%
133,094	Assa Abloy AB, Class – B (Building Products)	5,219
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	2,718
71,234	Boliden AB (Diversified Metals & Mining)	884
99,637	Electrolux AB, Series B (Household Appliances)	2,519
252,201	Hennes & Mauritz AB, B Shares (Apparel Retail)	8,294
105,192	Husqvarna (Household Durables)	556
174,265	Nordea Bank AB (Diversified Banks)	1,950
14,421	Ratos AB, B Shares (Asset Management & Custody Banks)	112
322,721	Sandvik AB (Industrial Machinery)	3,862
81,551	Securitas AB, B Shares (Security & Alarm Services)	714
804,211	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	7,692
100,610	Skanska AB, B Shares (Construction & Engineering)	1,671
110,588	Svenska Handelsbanken AB, A Shares (Diversified Banks)	4,442
60,153	Swedbank AB, A Shares (Diversified Banks)	1,381
41,474	Tele2 AB, B Shares (Wireless Telecommunication Ser)	487
315,309	TeliaSonera AB (Integrated Telecommunication Services)	2,058
		44,559
	Switzerland — 9.42%
649,826	ABB Ltd. – Registered (Heavy Electrical Equipment)	14,114
12,641	Actelion Ltd. – Registered (Biotechnology)	762
35,081	Adecco SA – Registered (Human Resource & Employment Services)	2,001
3,860	Baloise Holding AG – Registered (Multi-line Insurance)	375
234	Banque Cantonale Vaudoise – Registered (Regional Banks)	116

Shares	Security Description	Value (000)
	Switzerland (continued)
91,899	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	$8,131
180,733	Credit Suisse Group AG – Registered (Diversified Capital Markets)	4,794
19,049	DKSH Holding Ltd. (Advertising)	1,567
10,280	Geberit Internatinal AG (Building Products)	2,551
7,834	Givaudan SA – Registered (Specialty Chemicals)	10,113
103,360	Holcim Ltd. – Registered (Construction Materials)	7,208
14,299	Kuehne & Nagel International. (Marine)	1,570
14,057	Lonza Group AG – Registered (Life Sciences Tools & Services)	1,059
612,894	Nestle SA (Packaged Foods & Meats)	40,208
435,428	Novartis AG – Registered (Pharmaceuticals)	30,941
10,661	Partners Group Holding AG (Asset Management & Custody Banks)(b)	2,887
208,917	Roche Holding AG – Genusscheine (Pharmaceuticals)	51,991
5,148	Sonova Holding AG – Registered (Health Care Equipment)	546
2,089	Swiss Life Holding (Insurance)	340
3,890	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	286
85,228	Swiss Re AG (Reinsurance)	6,345
8,273	Swisscom AG – Registered (Integrated Telecommunication Services)	3,624
11,154	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	4,366
18,733	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	1,766
18,716	Transocean Ltd. (Oil & Gas Drilling)	901
1,043,969	UBS AG – Registered (Diversified Capital Markets)	17,777
50,764	Zurich Financial Services AG (Multi-line Insurance)	13,171
		229,510
	Taiwan — 0.03%
45,900	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	841
	United Kingdom — 18.40%
241,511	Aberdeen Asset Management PLC (Asset Management & Custody Banks)	1,406
11,030	Admiral Group PLC (Property & Casualty Insurance)	223
327,450	Anglo American PLC (Diversified Metals & Mining)	6,304
114,333	Antofagasta PLC (Diversified Metals & Mining)	1,382
98,139	ARM Holdings PLC (Semiconductors)	1,186
13,461	ASOS PLC (Internet Retail) (a)	828
252,460	AstraZeneca PLC (Pharmaceuticals)	11,959
1,440,634	Aviva PLC (Multi-line Insurance)	7,440

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
760,883	BAE Systems PLC (Aerospace & Defense)	$4,432
1,212,088	Balfour Beatty PLC (Construction & Engineering)	4,394
3,955,812	Barclays PLC (Diversified Banks)	16,750
402,233	BG Group PLC (Integrated Oil & Gas)	6,842
492,069	BHP Billiton PLC (Diversified Metals & Mining)	12,586
2,070,667	BP PLC (Integrated Oil & Gas)	14,335
542,734	British American Tobacco PLC (Tobacco)	27,793
377,376	British Land Co. PLC (Diversified Real Estate Investment Trusts)	3,251
306,314	British Sky Broadcasting Group PLC (Cable & Satellite)	3,689
107,475	BT Group PLC (Integrated Telecommunication Services)	505
46,557	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	221
75,556	Carnival PLC (Hotels, Resorts & Cruise Lines)	2,631
996,451	Centrica PLC (Multi-Utilities)	5,458
268,152	Diageo PLC (Distillers & Vintners)	7,666
27,000	Ensco PLC, ADR (Oil & Gas Drilling)	1,569
336,858	GKN PLC (Auto Parts & Equipment)	1,543
809,952	GlaxoSmithKline PLC (Pharmaceuticals)	20,298
233,000	Grainger PLC (Real Estate Operating Companies)	512
40,600	Greene King PLC (Restaurants)	478
331,540	Group 4 Securicor PLC (Commercial Services & Supplies)	1,162
556,662	Home Retail Group PLC (Catalog Retail)	1,134
2,906,487	HSBC Holdings PLC (Diversified Banks)	30,144
1,135,918	HSBC Holdings PLC (HK) (Diversified Banks)	11,900
46,104	ICAP PLC (Investment Banking & Brokerage)	255
33,791	IMI PLC (Industrial Machinery)	637
546,647	Imperial Tobacco Group PLC (Tobacco)	18,953
163,300	Inchcape PLC (Distributors)	1,244
51,601	Inmarsat PLC (Alternative Carriers)	528
59,044	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,623
1,164,333	International Consolidated Airlines Group SA (Airlines) (a)(b)	4,673
33,121	Investec PLC (Diversified Capital Markets)	208
623,384	ITV PLC (Broadcasting)	1,328
383,291	J Sainsbury PLC (Food Retail)	2,071
66,964	John Wood Group PLC (Oil & Gas Equipment & Services)	824

Shares	Security Description	Value (000)
	United Kingdom (continued)
120,267	Johnson Matthey PLC (Specialty Chemicals)	$4,806
391,601	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	5,264
340,635	Legal & General Group PLC (Life & Health Insurance)	888
70,423	Liberty Global PLC, Series C (Cable & Satellite) (a)	5,172
6,845,506	Lloyds Banking Group PLC (Diversified Banks) (a)	6,575
477,909	Marks & Spencer Group PLC (Department Stores)	3,130
919,219	Meggitt PLC (Aerospace & Defense)	7,234
716,552	Michael Page International PLC (Human Resource & Employment Services)	4,043
46,683	Micro Focus International PLC (Electronic Components)	504
394,549	National Grid PLC (Multi-Utilities)	4,476
18,972	Next PLC (Department Stores)	1,315
130,500	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)(b)	708
191,518	Pearson PLC (Media)	3,410
71,195	Persimmon PLC (Homebuilding)	1,279
31,529	Provident Financial PLC (Consumer Finance)	714
637,481	Prudential PLC (Life & Health Insurance)	10,421
26,716	RecKitt Benckiser Group PLC (Household Products)	1,888
81,695	Resolution Ltd. (Life & Health Insurance)	354
654,346	Rexam PLC (Metal & Glass Containers)	4,751
491,384	Rio Tinto PLC (Diversified Metals & Mining)	20,049
677,899	Rolls-Royce Holdings PLC (Aerospace & Defense)	11,690
810,465	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	26,218
207,292	RSA Insurance Group PLC (Multi-line Insurance)	375
207,951	SABMiller PLC (Brewers)	9,969
60,651	SEGRO PLC (Industrial Real Estate Investment Trusts)	258
13,732	Severn Trent PLC (Water Utilities)	347
13,251	Spirax-Sarco Engineering PLC (Industrial Machinery)	541
56,312	SSE PLC (Electric Utilities)	1,304
352,046	Standard Chartered PLC (Diversified Banks)	7,640
135,842	Standard Life PLC (Life & Health Insurance)	714
3,747,981	Tesco PLC (Food Retail)	18,888
264,576	The Sage Group PLC (Application Software)	1,369
919,795	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)(b)	1,809

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
108,855	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	$591
163,396	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,487
43,922	Unilever PLC (Packaged Foods & Meats)	1,778
39,282	United Utilities Group PLC (Multi-Utilities)	409
20,064	Vedanta Resources PLC (Diversified Metals & Mining)	311
8,309,302	Vodafone Group PLC (Wireless Telecommunication Services)	23,738
87,985	WH Smith PLC (Specialty Stores)	961
102,656	Whitbread PLC (Restaurants)	4,771
630,406	William Morrison Supermarkets PLC (Food Retail)	2,510
		448,024
	Total Common Stocks	2,258,607
	Preferred Stocks — 0.39%
	Germany — 0.39%
14,242	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	1,133
77,118	Henkel AG & Co. KGaA – Preferred (Household Products)	7,252
26,017	ProSiebenSat.1 Media AG – Preferred (Broadcasting) (a)	1,118
	Total Preferred Stocks	9,503
	Warrant — 0.00%
	Singapore — 0.00%
252,000	Olam International Ltd. (Food Distributors) (a)	81
	Total Warrant	81
	Time Deposit — 1.16%
$28,332	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/13	28,332
	Total Time Deposit	28,332
	Mutual Funds — 5.02%
1,049,849	Alliance Money Market Fund Prime Portfolio, 0.02% (c)	1,050
311,778	SSgA U.S. Government Money Market Fund, 0.00% (c)	312
3,135,535	iShares MSCI Emerging Markets Index Fund ETF, 1.36% (c)	120,937
	Total Mutual Funds	122,299
	Total Investments (cost $2,146,597) — 99.33%	2,418,822
	Other assets in excess of liabilities — 0.67%	16,379
	Net Assets — 100.00%	$2,435,201
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	SSgA Funds Management, Inc. – EAFE	SSgA Funds Management, Inc. – MSCI Japan	SSgA Funds Management, Inc. – MSCI EM	Total
Common Stocks	16.76%	15.62%	16.29%	10.46%	31.05%	2.58%	0.00%	92.76%
Preferred Stocks	0.29%	0.05%	—	—	0.05%	—	—	0.39%
Warrants	—	—	—	—	—	—	—	0.00%
Time Deposit	0.29%	0.64%	0.23%	—	—	—	—	1.16%
Mutual Fund	—	—	—	0.01%	0.03%	—	4.98%	5.02%
Other Assets (Liabilities)	0.05%	0.13%	0.10%	0.05%	0.17%	0.11%	0.06%	0.67%
Total Investments	17.39%	16.44%	16.62%	10.52%	31.30%	2.69%	5.04%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2013.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
24	Tokyo Price Index Future	$2,737	9/13/13	$75
	Net Unrealized Appreciation/(Depreciation)			$75
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
1,668,000	European Euro	UBS Warburg	7/10/13	$2,170	$2,171	$(1)
106,879,000	Japanese Yen	Bank of New York	7/22/13	1,126	1,078	48
	Total Currencies Sold			$3,296	$3,249	$47
	Net Unrealized/Appreciation(Depreciation)					$47

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks — 92.07%
	Austria — 0.10%
38,891	Erste Group Bank AG (Commercial Banks)	$1,038
	Bermuda — 0.68%
4,641,577	Cosco Pacific Ltd. (Marine Ports & Services)	6,033
1,764,000	Huabao International Holdings Ltd. (Specialty Chemicals)	780
856,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	563
		7,376
	Brazil — 10.20%
54,654	AES Tiete SA – Preferred (Independent Power Producers & Energy Traders)	512
150,530	Banco Bradesco SA – Sponsored ADR (Diversified Banks)	1,958
538,647	Banco do Brasil SA (Diversified Banks)	5,333
566,828	Banco Santander Brasil SA (Biotechnology)	3,448
1,281,380	Banco Santander Brasil SA – Sponsored ADR (Diversified Banks)	7,970
562,000	BB Seguridade Participacoes SA (Multi-line Insurance) (a)	4,421
292,100	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	2,871
132,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP – Sponsored ADR (Water Utilities)	1,379
334,100	Cielo S.A. (IT Services)	8,373
42,998	Companhia Brasileira de Destribuicao Grupo PAO de (Hypermarkets & Super Centers)	1,927
90,000	Companhia de Bebidas das Americas – Sponsored ADR (Brewers)	3,362
162,098	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)	1,454
197,200	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	3,803
118,684	CPFL Energia SA (Electric Utilities)	1,086
280,500	Diagnosticos da America SA (Health Care Services)	1,452
286,000	Direcional Engenharia SA (Homebuilding)	1,709
692,647	EDP – Energias do Brasil SA (Electric Utilities)	3,477
151,300	EZ Tec Empreendimentos e Participacoes SA (Homebuilding)	1,847
206,200	Gafisa SA – Sponsored ADR (Homebuilding) (a)	518
276,670	Gerdau SA – Sponsored ADR (Steel)	1,580
464,240	Itau Unibanco Holding SA (Diversified Banks)	5,997
295,482	Itau Unibanco Holding SA – Sponsored ADR (Diversified Banks)	3,818
40,840	Itausa – Investimentos Itau SA (Diversified Banks)	149
1,180,300	JBS SA (Packaged Foods & Meats)	3,391
244,900	Magnesita Refratarios SA (Construction Materials)	718

Shares	Security Description	Value (000)
	Brazil (continued)
80,100	Natura Cosmeticos SA (Personal Products)	$1,752
1,243,190	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	16,684
206,921	Porto Seguro SA (Multi-line Insurance)	2,242
251,210	Sul America SA (Multi-line Insurance)	1,481
92,460	Telefonica Brasil SA – Sponsored ADR (Integrated Telecommunication Services)	2,110
79,892	Tractebel Energia SA (Independent Power Producers & Energy Traders)	1,242
40,700	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	395
57,187	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,397
789,180	Vale SA – Sponsored ADR (Steel)	10,378
		110,234
	Cayman Islands — 0.30%
429,000	Asia Cement China Holdings Corp. (Construction Materials)	176
1,430,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	299
144,000	Dongyue Group Ltd. (Specialty Chemicals)	58
73,000	Mstar Semiconductor, Inc. (Semiconductors)	526
5,265,500	Parkson Retail Group Ltd. (Department Stores)	2,173
		3,232
	Chile — 0.50%
556,102	AES Gener SA (Home Entertainment Software)	363
534,234	Aguas Andinas SA, Class – A (Water Utilities)	381
4,346,512	Banco de Chile SA (Diversified Banks)	628
7,391	Banco de Credito e Inversiones SA (Diversified Banks)	436
15,471,559	Banco Santander Chile (Diversified Banks)	953
17,339	Cap SA (Steel)	386
30,858,237	CorpBanca SA (Diversified Banks)	356
762,904	Empresa Nacional de Electricidad SA (Independent Power Producers & Energy Traders)	1,123
26,875	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Ser)	450
193,015	Vina Concha y Toro SA (Distillers & Vintners)	378
		5,454
	China — 13.78%
5,535,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	2,284
1,326,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	3,592
32,888,100	Bank of China Ltd., H Shares (Diversified Banks)	13,527
3,498,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	2,282

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
2,102,000	China CITIC Bank Corp. Ltd., H Shares (Real Estate Development)	$970
8,611,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	4,508
2,612,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,650
29,930,250	China Construction Bank Corp., H Shares (Diversified Banks)	21,186
763,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	1,810
3,033,500	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	2,969
80,230	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)	4,154
1,182,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	1,059
15,277,400	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	10,755
3,524,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,322
2,960,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,572
3,125,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,442
1,812,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,626
928,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	375
608,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Regional Banks)	258
690,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power Producers & Energy Traders) (a)	279
873,400	Dongfang Electric Corp. Limited (Heavy Electrical Equipment)	1,173
1,465,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,957
374,000	ENN Energy Holdings Ltd. (Gas Utilities)	1,994
9,981,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products) (a)	888
781,000	Great Wall Motor Co. Ltd., H Shares (Automobile Manufacturers)	3,368
4,167,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	3,939
2,224,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	2,202
8,585	Huaneng Power International, Inc. – Sponsored ADR (Electric Utilities)	330
29,161,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	18,386
554,660	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	2,678
626,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	646

Shares	Security Description	Value (000)
	China (continued)
356,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	$603
3,529,000	Lianhua Supermarket Holdings Ltd., H Shares (Hypermarkets & Super Centers)(b)	1,925
7,264,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	7,727
17,990	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)	1,991
4,913,340	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	5,543
445,500	Shimao Property Holdings Ltd. (Real Estate Development)	885
917,500	Shui On Land Ltd. (Independent Power Producers & Energy Traders)	267
9,185,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	1,717
474,500	Soho China Ltd. (Real Estate Development)	377
85,600	Tencent Holdings Ltd. (Internet Software & Services)	3,357
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	649
5,538,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	4,513
1,534,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	271
		149,006
	Colombia — 0.59%
2,457,130	Ecopetrol SA (Integrated Oil & Gas)	5,220
813,723	Grupo Aval Acciones y Valores SA (Diversified Banks)	574
434,483	ISAGEN SA ESP (Electric Utilities) (a)	583
		6,377
	Czech Republic — 0.17%
10,130	Komercni Banka A/S (Diversified Banks)	1,882
	Egypt — 0.15%
43,817	Orascom Construction Industries SAE (Construction & Engineering) (a)	1,507
81,950	Telecom Egypt Co. (Integrated Telecommunication Services)	135
		1,642
	Hong Kong — 3.91%
352,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	378
1,939,000	China Mobile Ltd. (Wireless Telecommunication Services)	20,250
749,000	CITIC Pacific Ltd. (Industrial Conglomerates)	803
3,882,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	6,587
5,319,337	Evergrande Real Estate Group Ltd. (Real Estate Development) (a)	1,968
1,312,000	Guangdong Investment Ltd. (Water Utilities)	1,137
1,330,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	1,925

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
503,656	NWS Holdings Ltd. (Industrial Conglomerates)	$775
1,905,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	5,907
3,600,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	1,397
4,572,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	1,161
		42,288
	Hungary — 0.23%
16,230	Richter Gedeon Nyrt (Pharmaceuticals)	2,433
	India — 7.21%
35,028	Axis Bank Ltd. (Diversified Banks) (a)	781
39,275	Bajaj Auto Ltd. (Motorcycle Manufacturers)	1,272
9,114	Bank of Baroda (Diversified Banks)	88
25,584	Bank of India (Commercial Banks)	100
1,343,672	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	3,940
217,896	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,063
236,499	Coal India Ltd. (Coal & Consumable Fuels)	1,204
303,754	HCL Technologies Ltd. (IT Consulting & Other Services)	3,967
19,255	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	539
235,253	Hindalco Industries Ltd. (Metals & Mining)	395
530,530	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	2,260
431,012	Hindustan Unilever Ltd. (Household Products)	4,244
160,901	ICICI Bank Ltd. (Diversified Banks)	2,899
55,330	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	2,116
224,039	IDFC Ltd. (Specialized Finance)	483
1,356,284	India Cements Ltd. (Construction Materials)	1,298
1,698,745	ITC Ltd. (Tobacco)	9,274
267,026	Jubilant Life Sciences Ltd. (Diversified Chemicals)	589
12,230	Maruti Suzuki India Ltd. (Automobile Manufacturers)	317
614,790	NMDC Ltd. (Diversified Metals & Mining)	1,091
244,061	NTPC Ltd. (Specialty Chemicals)	590
535,403	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	2,983
493,062	Oriental Bank of Commerce (Diversified Banks)	1,714
342,423	Power Finance Corp. (Specialized Finance)	830
557,950	Power Grid Corp. of India Ltd. (Electric Utilities)	1,045
121,320	Punjab National Bank (Diversified Capital Markets)	1,329
496,513	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	7,208

Shares	Security Description	Value (000)
	India (continued)
120,330	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	$3,494
888,289	Rolta India Ltd. (IT Consulting & Other Services)	937
324,383	Rural Electrification Corp. Ltd. (Specialized Finance)	1,096
263,685	Satyam Computer Services Ltd. (IT Consulting & Other Services) (a)	542
173,127	State Bank of India (Diversified Banks)	5,694
1,197,510	Steel Authority of India Ltd. (Steel)	1,023
1,968,743	Sterlite Industries (India) Ltd. (Diversified Metals & Mining)	2,773
80,180	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)	468
88,808	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,512
81,913	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	2,093
225,490	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,067
69,288	Tata Motors Ltd. – Sponsored ADR (Construction & Farm Machinery & Heavy Trucks)	1,624
38,719	Tata Steel Ltd. (Steel)	178
32,000	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Steel)	150
74,721	Wipro Ltd. (IT Consulting & Other Services)	439
166,243	Wipro Ltd. – Sponsored ADR (IT Consulting & Other Services)	1,210
		77,919
	Indonesia — 1.63%
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	352
181,025	PT Astra Agro Lestari Tbk (Agricultural Products)	359
8,780,500	PT Astra International Tbk (Automobile Manufacturers)	6,196
3,402,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	1,475
183,038	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	519
2,926,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	2,168
4,214,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	718
854,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	495
3,402,370	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	3,859
781,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,433
		17,574
	Malaysia — 2.38%
233,400	Alliance Financial Group Berhad (Diversified Banks)	392
582,800	Axiata Group Berhad (Wireless Telecommunication Services)	1,224

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
293,904	Berjaya Sports Toto Berhard (Casinos & Gaming)	$407
558,600	CIMB Group Holdings Berhad (Diversified Banks)	1,465
690,700	Gamuda Berhad (Construction & Engineering)	1,037
538,900	Genting Berhad (Casinos & Gaming)	1,782
296,000	Genting Malaysia Berhad (Casinos & Gaming)	365
591,500	IJM Corp. Berhad (Construction & Engineering)	1,058
219,400	Kuala Lumpur Kepong Berhad (Agricultural Products)	1,509
90,900	Lafarge Malayan Cement Berhad (Construction Materials)	293
1,953,414	Malayan Banking Berhad (Diversified Banks)	6,433
513,400	Maxis Berhad (Wireless Telecommunication Services)	1,117
495,200	MISC Berhad (Marine) (a)	800
282,300	Parkson Holdings Berhad (Department Stores)	349
1,282,900	Sime Darby Berhad (Other Diversified Financial Services)	3,892
251,000	Telekom Malaysia Berhad (Integrated Telecommunication Services)	429
1,195,500	Tenega Nasional Berhad (Electric Utilities)	3,138
		25,690
	Mexico — 3.32%
6,837,100	America Movil SA de CV-Serl (Wireless Telecommunication Services)	7,441
332,000	America Movil SAB de CV – Sponsored ADR, Series L (Wireless Telecommunication Services)	7,221
197,072	Arca Continental SAB de CV (Soft Drinks)	1,511
139,400	Cemex SAB de CV – Sponsored ADR (Construction Materials) (a)	1,475
18,800	Compartamos SAB de CV (Consumer Finance)	32
1,374,200	Consorcio ARA SAB de CV (Homebuilding) (a)	500
186,830	Desarrolladora Homex SA de CV – Sponsored ADR (Homebuilding) (a)	697
191,237	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	973
116,815	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Airport Services)	1,304
333,100	Grupo Financiero Banorte SAB de CV (Diversified Banks)	1,990
63,900	Grupo Financiero Santander Mexico SAB de CV – Sponsored ADR, Class – B (Diversified Banks) (a)	908
1,525,345	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	4,415

Shares	Security Description	Value (000)
	Mexico (continued)
39,740	Industrias Penoles SA de CV (Precious Metals & Minerals)	$1,184
1,897,000	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)	6,223
		35,874
	Morocco — 0.02%
18,315	Maroc Telecom SA (Integrated Telecommunication Services)	212
	Peru — 0.57%
47,900	Credicorp Ltd. (Diversified Banks)	6,129
	Philippines — 1.04%
898,397	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,044
1,460,000	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	1,177
1,646,200	Alliance Global Group, Inc. (Food Distributors) (a)	892
782,579	Bank of the Philippine Islands (Diversified Banks)	1,740
1,360,400	DMCI Holdings, Inc. (Industrial Conglomerates)	1,625
229,640	First Philippine Holdings Corp. (Electric Utilities)	389
7,480	Globe Telecom, Inc. (Wireless Telecommunication Services)	279
751,849	Metropolitan Bank & Trust Co. (Diversified Banks)	1,933
2,850	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	194
13,590	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)	922
40,615	SM Investments Corp. (Industrial Conglomerates)	1,006
		11,201
	Poland — 1.77%
138,010	Asseco Poland SA (Systems Software)	1,770
39,735	Bank Pekao SA (Diversified Banks)	1,795
13,536	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	261
119,660	KGHM Polska Miedz SA (Diversified Metals & Mining)	4,361
833,558	PGE SA (Electric Utilities)	3,867
114,717	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,610
40,405	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	4,987
347,525	Tauron Polska Energia SA (Electric Utilities)	451
		19,102
	Russia — 6.41%
1,350,892	Gazprom OAO – Sponsored ADR (Integrated Oil & Gas)	8,889
1,011,840	Gazprom OAO – Sponsored GDR (Integrated Oil & Gas)	6,648
262,415	LUKOIL (Integrated Oil & Gas)	15,076

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
12,550	LUKOIL – Sponsored ADR (Integrated Oil & Gas)	$724
114,310	Magnit OJSC – Sponsored GDR, Registered Shares (Food Retail)	6,539
92,342	MegaFon OAO – Sponsored GDR (Wireless Telecommunication Services) (a)	2,886
214,342	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)	3,089
58,908	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)	1,116
134,266	Pharmstandard OJSC – Registered Shares GDR (Pharmaceuticals) (a)	2,802
651,390	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	4,462
2,116,254	Sberbank (Diversified Banks)	6,026
291,800	Sberbank of Russia – Sponsored ADR (Diversified Banks)	3,324
52,080	Severstal – Sponsored GDR, Registered Shares (Steel)	332
3,569,696	Surgutneftegaz OAO (Integrated Oil & Gas)	2,784
407,906	Surgutneftegaz OAO – Sponsored ADR Preferred (Integrated Oil & Gas)	2,500
207,350	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services)	2,086
		69,283
	South Africa — 5.68%
267,437	ABSA Group Ltd. (Diversified Banks)	4,022
89,966	Adcock Ingram Holdings Ltd. (Pharmaceuticals)	592
12,016	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	359
75,990	AngloGold Ashanti Ltd. (Gold)	1,077
49,702	Exxaro Resources Ltd. (Diversified Metals & Mining)	733
1,514,584	FirstRand Ltd. (Other Diversified Financial Services)	4,437
125,890	Gold Fields Ltd. (Gold)	647
289,782	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	774
101,619	Imperial Holdings Ltd. (Distributors)	2,160
359,808	Investec Ltd. (Diversified Capital Markets)	2,332
325,150	JD Group Ltd. (Home Improvement Retail)	1,021
35,180	Kumba Iron Ore Ltd. (Steel)	1,641
88,778	Liberty Holdings Ltd. (Life & Health Insurance)	1,078
189,019	MMI Holdings Ltd. (Life & Health Insurance)	424
567,403	MTN Group Ltd. (Wireless Telecommunication Services)	10,572
869,756	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	2,213
101,687	Nampak Ltd. (Metal & Glass Containers)	338

Shares	Security Description	Value (000)
	South Africa (continued)
34,993	Nedbank Group Ltd. (Diversified Banks)	$622
88,108	PPC Ltd. (Construction Materials)	266
476,166	Redefine Properties Ltd. (Real Estate Operating Companies)	506
62,104	Reunert Ltd. (Industrial Conglomerates)	434
121,459	RMB Holdings Ltd. (Other Diversified Financial Se)	485
114,454	RMI Holdings Ltd. (Life & Health Insurance)	292
145,740	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,569
308,694	Sanlam Ltd. (Life & Health Insurance)	1,438
123,954	Sasol Ltd. (Integrated Oil & Gas)	5,417
666,134	Standard Bank Group Ltd. (Diversified Banks)	7,520
743,260	Telkom South Africa Ltd. (Integrated Telecommunication Services) (a)	1,249
70,548	The Foschini Group Ltd. (Apparel Retail)	705
59,603	The Spar Group Ltd. (Food Distributors)	724
152,071	Truworths International Ltd. (Apparel Retail)	1,339
64,180	Vodacom Group Ltd. (Wireless Telecommunication Services)	683
104,169	Woolworths Holdings Ltd. (Department Stores)	679
		61,348
	South Korea — 15.79%
33,550	BS Financial Group, Inc. (Regional Banks)	425
33,230	Daewoo Securities Co. Ltd. (Investment Banking & Brokerage)	292
27,330	DGB Financial Group, Inc. (Regional Banks)	373
34,370	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,454
3,337	Doosan Corp. (Industrial Conglomerates)	376
19,511	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	726
20,945	GS Holdings Corp. (Oil & Gas Refining & Marketing)	943
89,730	Hana Financial Group, Inc. (Diversified Banks)	2,613
19,250	Hanwha Chemical Corp. (Commodity Chemicals)	282
46,700	Hanwha Corp. (Commodity Chemicals)	1,202
5,235	Hyosung Corp. (Commodity Chemicals)	270
97,050	Hyundai Development Co. (Construction & Engineering)	2,125
17,836	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,866
90,690	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	2,406

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
2,219	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	$531
77,975	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	15,398
24,970	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage)	140
249,790	Industrial Bank of Korea (Diversified Banks)	2,395
31,350	Jahwa Electronics Co. Ltd. (Electronic Components)	611
97,491	Jinro Ltd. (Distillers & Vintners)	2,664
39,480	Kangwon Land, Inc. (Casinos & Gaming)	1,093
248,434	KB Financial Group, Inc. (Diversified Banks)	7,441
63,190	KB Financial Group, Inc. – Sponsored ADR (Diversified Banks)	1,872
5,084	KCC Corp. (Building Products)	1,460
84,668	Kia Motors Corp. (Automobile Manufacturers)	4,605
63,950	Korea Electric Power Corp. (Electric Utilities) (a)	1,484
443,750	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities)	5,019
39,720	Korea Life Insurance Co. Ltd. (Life & Health Insurance)	229
50,850	KT Corp. (Integrated Telecommunication Services)	1,594
39,610	KT Corp. – Sponsored ADR (Integrated Telecommunication Services)	615
97,568	KT&G Corp. (Tobacco)	6,340
11,094	LG Chem Ltd. (Commodity Chemicals)	2,458
38,979	LG Corp. (Industrial Conglomerates)	2,168
54,858	LG Electronics, Inc. (Consumer Electronics)	3,507
7,225	LS Corp. (Electrical Components & Equipment)	440
6,101	LS Industrial Systems Co. Ltd. (Electrical Components & Equipment)	306
25,431	Mando Corp. (Auto Parts & Equipment)	2,283
65,980	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	2,412
3,135	Nong Shim Co. Ltd. (Packaged Foods & Meats)	729
46,368	PARTRON Co. Ltd. (Electronic Components)	755
33,059	POSCO (Steel)	8,642
11,098	POSCO – Sponsored ADR (Steel)	722
6,971	S1 Corp. (Security & Alarm Services)	383
7,040	Samsung Card Co. Ltd. (Consumer Finance)	240
25,718	Samsung Electronics Co. Ltd. (Semiconductors)	30,225
26,077	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	5,321
12,301	Samsung Life Insurance Co. Ltd. (Life & Health Insurance)	1,163
14,025	Samsung SDI Co. Ltd. (Electronic Components)	1,677

Shares	Security Description	Value (000)
	South Korea (continued)
12,496	Samsung Securities Co. Ltd. (Investment Banking & Brokerage)	$504
194,920	Shinhan Financial Group Co. Ltd. (Diversified Banks)	6,418
18,502	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	3,419
9,215	SK C&C Co. Ltd. (IT Consulting & Other Services)	805
42,189	SK Holdings Co. Ltd. (Industrial Conglomerates)	6,262
33,515	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	3,977
50,450	SK Networks Co. Ltd. (Trading Companies & Distributors)	285
32,623	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	6,000
148,180	SK Telecom Co. Ltd. – Sponsored ADR (Wireless Telecommunication Services)	3,012
18,477	S-Oil Corp. (Oil & Gas Refining & Marketing)	1,184
133,540	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	1,155
459,370	Woori Finance Holdings Co. Ltd. (Diversified Banks)	4,244
24,270	Woori Investment & Securities Co. Ltd. (Diversified Banks)	239
		170,779
	Taiwan — 10.11%
977,000	Acer, Inc. (Computer Hardware) (a)	701
1,351,542	Asia Cement Corp. (Construction Materials)	1,664
403,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	3,470
153,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Components)	303
189,575	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	493
325,000	China Petrochemical Development Corp. (Commodity Chemicals)	165
2,246,915	China Steel Corp. (Steel)	1,841
9,903,062	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	6,130
785,000	CHIPBOND Technology Corp. (Semiconductors)	1,925
258,000	Chong Hong Construction Co. Ltd. (Diversified Real Estate Activities)	930
708,000	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	2,410
3,800	Chunghwa Telecom Co. Ltd. – Sponsored ADR (Integrated Telecommunication Services)	122
1,681,000	Compal Electronics, Inc. (Computer Hardware)	945
1,388,000	Coretronic Corp. (Electronic Equipment & Instruments)	1,142
229,000	CTCI Corp. (Construction & Engineering)	417

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
373,000	Far Eastern Department Stores Ltd. (Department Stores)	$355
1,908,275	Far Eastern New Century Corp. (Industrial Conglomerates)	2,063
318,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	854
437,000	Farglory Land Development Co. Ltd. (Real Estate Development)	802
76,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	134
5,989,000	First Financial Holdings Co. Ltd. (Diversified Banks)	3,548
614,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	1,506
780,000	Formosa Plastics Corp. (Commodity Chemicals)	1,887
272,000	Formosa Taffeta Co. Ltd. (Textiles)	259
315,000	Foxconn Technology Co. Ltd. (Computer Hardware)	765
1,618,996	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	2,207
409,200	Highwealth Construction Corp. (Real Estate Development)	860
5,672,510	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	14,008
216,777	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services) (b)*	1,070
909,015	Inventec Corp. (Computer Hardware)	507
107,240	LCY Chemical Corp. (Commodity Chemicals)	134
1,516,995	Lite-On Technology Corp. (Computer Storage & Peripherals)	2,663
188,000	MediaTek, Inc. (Semiconductors)	2,186
3,075,608	Mega Financial Holding Co. Ltd. (Diversified Banks)	2,335
924,000	Nan Ya Plastics Corp. (Commodity Chemicals)	1,949
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	2,605
1,880,620	Pou Chen Corp. (Footwear)	1,785
1,925,900	Powertech Technology, Inc. (Semiconductors)	3,618
2,040,000	Quanta Computer, Inc. (Computer Hardware)	4,425
168,000	Radiant Opto-Electronics Corp. (Semiconductors)	551
811,000	Siliconware Precision Industries Co. (Semiconductors)	1,020
536,510	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)	3,364
455,000	Simplo Technology Co. Ltd. (Technology Distributors)	1,974
495,000	Synnex Technology International Corp. (Commodity Chemicals)	647
1,160,000	Taiwan Cement Corp. (Construction Materials)	1,428

Shares	Security Description	Value (000)
	Taiwan (continued)
638,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	$2,525
2,355,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	8,723
63,530	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	1,164
612,000	Transcend Information, Inc. (Semiconductors)	1,899
167,000	Tripod Technology Corp. (Electronic Components)	361
578,000	TSRC Corp. (Commodity Chemicals)	1,109
147,000	Tung Ho Steel Enterprise Corp. (Steel)	134
153,000	U-Ming Marine Transport Corp. (Marine)	240
493,000	Unimicron Technology Corp. (Electronic Components)	472
5,421,000	United Microelectronics Corp. (Semiconductors)	2,623
1,614,870	United Microelectronics Corp. – Sponsored ADR (Semiconductors)	3,763
836,800	Wistron Corp. (Computer Hardware)	845
563,000	WPG Holdings Ltd. (Technology Distributors)	667
383,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	641
		109,333
	Tanzania — 0.02%
139,350	African Barrick Gold Ltd. (Gold)	203
	Thailand — 2.98%
788,985	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	7,177
62,000	Bangkok Bank Public Co. Ltd. (Diversified Banks)	408
558,800	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Diversified Banks)	3,749
627,300	Bangkok Bank Public Co. Ltd. – NVDR (Diversified Banks)	4,128
41,500	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	323
1,039,000	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	863
534,100	CP ALL Public Co. Ltd. (Department Stores)	672
13,300	Kasikornbank Public Co. Ltd. (Diversified Banks)	84
667,300	Krung Thai Bank Public Co. Ltd. – NVDR (Diversified Banks)	437
533,475	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	2,728
319,442	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	711
572,500	PTT Public Co. Ltd. (Integrated Oil & Gas)	6,187
14,282,100	Sansiri Public Co. Ltd. (Real Estate Development)	1,437
81,300	Thai Airways International Public Co. Ltd. (Airlines)	65
1,580,400	Thai Airways International Public Co. Ltd. - NVDR (Airlines)	1,259

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
977,700	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	$1,987
		32,215
	Turkey — 1.99%
109,565	Arcelik AS (Household Appliances)	724
972,040	Asya Katilim Bankasi AS (Diversified Banks) (a)	902
770,879	Emlak Konut Gayrimenkul Yatirim (Residential REITs)	1,087
1,232,088	Eregli Demir ve Celik Fabrikalari TAS (Steel)	1,272
70,128	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	967
1,464,616	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Steel) (a)	1,094
183,929	TAV Havalimanlari Holding AS (Airport Services)	1,078
57,442	Tofas Turk Otomobil Fabrikasi AS (Independent Power Producers & Energy Traders)	359
1,213,262	Turk Hava Yollari Anonim Ortakligi (Airlines)	4,719
103,284	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	402
237,770	Turkiye Garanti Bankasi AS (Diversified Banks)	1,038
277,171	Turkiye Halk Bankasi AS (Diversified Banks)	2,350
805,832	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	2,382
405,310	Turkiye Sise ve Cam Fabrikalari AS (Housewares & Specialties)	568
1,014,808	Turkiye Vakiflar Bankasi TAO, Class – D (Diversified Banks)	2,531
		21,473
	Ukraine — 0.02%
271,395	JKX Oil & Gas PLC (Oil & Gas Exploration & Production) (a)	234
	United Arab Emirates — 0.18%
1,394,391	Emaar Properties PJSC (Real Estate Operating Companies)	1,974
	United Kingdom — 0.08%
321,307	Old Mutual PLC (Life & Health Insurance)	883
	United States — 0.26%
100,383	Southern Copper Corp. (Diversified Metals & Mining)	2,773
	Total Common Stocks	995,161
	Preferred Stocks — 3.41%
	Brazil — 2.36%
112,917	Bradespar SA – Preferred (Steel)	1,015
272,879	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	2,423
282,400	Gerdau SA – Preferred (Steel)	1,601
986,600	Petroleo Brasileiro SA – Preferred (Integrated Oil & Gas)	7,178

Shares or Principal Amount (000)	Security Description	Value (000)
	Brazil (continued)
148,300	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	$2,174
145,509	Telefonica Brasil SA – Preferred (Integrated Telecommunication Services)	3,289
651,581	Vale SA – Preferred (Steel)	7,900
		25,580
	Russia — 0.23%
1,115	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	2,464
	South Korea — 0.82%
11,425	Samsung Electronics Co. Ltd. – Preferred (Semiconductors)	8,845
	Total Preferred Stocks	36,889
	Time Deposit — 0.72%
$7,766	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/13	7,766
	Total Time Deposit	7,766
	Mutual Funds — 3.19%
266,426	Alliance Money Market Fund Prime Portfolio, 0.02%(c)	266
12,394,736	Federated Prime Obligations Portfolio, 0.04%(c)	12,395
2,403,200	iShares Asia Trust – iShares FTSE A50 China Index ETF	2,792
18,480	iShares MSCI Taiwan Index Fund ETF	246
414,930	iShares MSCI Emerging Markets Index Fund ETF, 1.36% (c)	16,004
176,920	WisdomTree India Earnings Fund ETF	2,859
	Total Mutual Funds	34,562
	Total Investments (cost $1,125,514) — 99.39%	1,074,378
	Other assets in excess of liabilities — 0.61%	6,608
	Net Assets — 100.00%	$1,080,986
*	Security was fair valued on June 30, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. – Quality Yield	Total
Common Stocks	28.16%	34.36%	29.55%	92.07%
Preferred Stocks	0.15%	0.95%	2.31%	3.41%
Time Deposit	0.72%	—	—	0.72%
Mutual Funds	2.02%	1.15%	0.02%	3.19%
Other Assets (Liabilities)	0.79%	-0.58%	0.40%	0.61%
Total Net Assets	31.84%	35.88%	32.28%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(33)	FTSE/JSE Top 40 Index Future	$(1,163)	9/20/13	$54
74	MSCI Taiwan Index Future	2,068	7/31/13	76
(94)	SGX CNX Nifty Index Future	(1,095)	7/26/13	(40)
	Net Unrealized Appreciation/(Depreciation)			$90
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
3,414,680,000	Chilean Peso	Barclays Bank	9/23/13	$6,692	$6,643	$(49)
546,008,000	Indian Rupee	Deutsche Bank	9/23/13	9,361	9,056	(305)
3,635,000,000	Indonesian Rupiah	Deutsche Bank	9/23/13	355	362	7
69,139,422	South African Rand	Citibank	9/23/13	6,835	6,916	81
7,390,000	South African Rand	UBS Warburg	9/23/13	734	739	5
6,690,000	South African Rand	Royal Bank of Scotland	9/23/13	667	669	2
154,538,300	Taiwanese Dollar	Barclays Bank	9/23/13	5,210	5,163	(47)
	Total Currencies Purchased			$29,854	$29,548	$(306)
	Currencies Sold
40,283,442	Hong Kong Dollar	Societe Generate	9/23/13	$5,192	$5,195	$(3)
1,876,975,000	Korean Won	JP Morgan Chase	9/23/13	1,656	1,642	14
2,126,290,000	Korean Won	JP Morgan Chase	9/23/13	1,886	1,860	26
191,807,000	Phillipine Peso	JP Morgan Chase	9/23/13	4,506	4,438	68
24,217,616	Polish Zloty	Deutsche Bank	9/23/13	7,492	7,257	235
65,748,200	Russian Ruble	JP Morgan Chase	9/23/13	2,004	1,972	32
51,700,000	Taiwanese Dollar	Barclays Bank	9/23/13	1,733	1,727	6
109,971,300	Thai Baht	Deutsche Bank	9/23/13	3,553	3,532	21
3,088,840	Turkish Lira	Royal Bank of Scotland	9/23/13	1,618	1,581	37
	Total Currencies Sold			$29,640	$29,204	$436
	Net Unrealized/Appreciation(Depreciation)					$130

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.41%
$60	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$60
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	121
80	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	86
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
	Total Asset Backed Securities			387
	Collateralized Mortgage Obligations — 2.20%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.95	5/10/45	146
55	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	59
162	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	174
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	149
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	140
175	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	183
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	280
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.04	11/12/16	146
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	284
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.09	7/11/17	214
170	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	188
101	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 (a)	5.42	1/15/45	109
	Total Collateralized Mortgage Obligations			2,099
	U.S. Government Agency Mortgages — 38.75%
100	Fannie Mae, 15 YR TBA	2.50	8/25/27	100
200	Fannie Mae, 15 YR TBA	2.50	7/25/27	201
75	Fannie Mae, 15 YR TBA	3.50	7/25/28	78
60	Fannie Mae, 15 YR TBA	4.50	7/25/28	64
100	Fannie Mae, 15 YR TBA	4.50	8/25/28	106
100	Fannie Mae, 30 YR TBA	2.50	7/25/43	93
200	Fannie Mae, 30 YR TBA	3.00	7/25/43	195
100	Fannie Mae, 30 YR TBA	3.00	8/25/42	97
50	Fannie Mae, 30 YR TBA	4.50	7/25/43	53
500	Fannie Mae, 30 YR TBA	5.00	7/25/43	538
566	Fannie Mae, Pool #190405	4.00	10/1/40	590
158	Fannie Mae, Pool #603083	5.50	1/1/17	167
677	Fannie Mae, Pool #725228	6.00	3/1/34	756
30	Fannie Mae, Pool #888596	6.50	7/1/37	33
37	Fannie Mae, Pool #735646	4.50	7/1/20	39
146	Fannie Mae, Pool #AJ1263	5.00	9/1/26	156
150	Fannie Mae, Pool #AE0945	5.00	12/1/20	160

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$481	Fannie Mae, Pool #889117	5.00	10/1/35	$520
138	Fannie Mae, Pool #889984	6.50	10/1/38	152
719	Fannie Mae, Pool #890221	5.50	12/1/33	789
523	Fannie Mae, Pool #959451	6.00	12/1/37	569
117	Fannie Mae, Pool #AA9781	4.50	7/1/24	124
91	Fannie Mae, Pool #AB3192	4.50	6/1/41	97
144	Fannie Mae, Pool #AB4483	3.00	2/1/27	148
435	Fannie Mae, Pool #AB4689	3.50	3/1/42	442
423	Fannie Mae, Pool #AB6017	3.50	8/1/42	430
388	Fannie Mae, Pool #AB7099	3.00	11/1/42	380
143	Fannie Mae, Pool #AC7328	4.00	12/1/39	149
554	Fannie Mae, Pool #AD0527	5.50	6/1/39	601
439	Fannie Mae, Pool #AE0217	4.50	8/1/40	465
177	Fannie Mae, Pool #AE0442	6.50	1/1/39	194
185	Fannie Mae, Pool #AE0954	4.50	2/1/41	196
117	Fannie Mae, Pool #AH5859	4.00	2/1/41	122
309	Fannie Mae, Pool #AH5988	5.00	3/1/41	336
653	Fannie Mae, Pool #AH6242	4.00	4/1/26	689
628	Fannie Mae, Pool #AH7521	4.50	3/1/41	665
169	Fannie Mae, Pool #AI1186	4.00	4/1/41	177
361	Fannie Mae, Pool #AI8534	4.00	8/1/41	377
305	Fannie Mae, Pool #AJ1300 (a)	2.93	10/1/41	317
342	Fannie Mae, Pool #AJ3079	3.00	11/1/26	352
174	Fannie Mae, Pool #AJ5303	4.00	11/1/41	181
364	Fannie Mae, Pool #AJ7689	4.00	12/1/41	380
173	Fannie Mae, Pool #AK0006	3.00	1/1/27	179
127	Fannie Mae, Pool #AL0583	6.50	10/1/39	141
401	Fannie Mae, Pool #AL1107	4.50	11/1/41	425
367	Fannie Mae, Pool #AL1717	3.50	5/1/27	383
172	Fannie Mae, Pool #AO0752	3.00	4/1/42	169
501	Fannie Mae, Pool #AO2548	3.50	4/1/42	509
168	Fannie Mae, Pool #AO3019	2.50	5/1/27	169
187	Fannie Mae, Pool #AO3760	3.50	5/1/42	190
525	Fannie Mae, Pool #AO8137	3.50	8/1/42	533
175	Fannie Mae, Pool #AP2465	3.00	8/1/42	172
180	Fannie Mae, Pool #AP4742	2.50	8/1/27	181
377	Fannie Mae, Pool #AP6375	3.00	9/1/42	369
285	Fannie Mae, Pool #AP6493	3.00	9/1/42	279
191	Fannie Mae, Pool #AP9390	3.50	10/1/42	194
190	Fannie Mae, Pool #AQ0546	3.50	11/1/42	194
387	Fannie Mae, Pool #AQ7920	3.00	12/1/42	379
164	Fannie Mae, Pool #MA0481	4.50	8/1/30	174
215	Fannie Mae, Pool #MA0534	4.00	10/1/30	224

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$110	Fannie Mae, Pool #MA1059	3.50	5/1/32	$114
114	Fannie Mae, Pool #MA1107	3.50	7/1/32	117
181	Fannie Mae, Pool #MA1210	2.50	9/1/49	182
186	Fannie Mae, Pool #MA1277	2.50	12/1/27	187
242	Fannie Mae, Pool #MA1307	3.00	1/1/33	245
295	Freddie Mac, Pool #G18459	2.50	3/1/28	296
98	Freddie Mac, Pool #C04446	3.00	1/1/43	96
100	Freddie Mac, Pool #C91709	3.00	6/1/33	101
100	Freddie Mac, Pool #G08525	3.00	5/1/43	97
98	Freddie Mac, Pool #K90311	3.00	4/1/33	100
179	Freddie Mac, Pool #G18303	4.50	3/1/24	189
55	Freddie Mac, Pool #G30432	5.50	11/1/28	59
16	Freddie Mac, Pool #1G1537 (a)	5.67	2/1/37	17
87	Freddie Mac, Pool #G03616	6.00	12/1/37	94
20	Freddie Mac, Pool #C90989	6.00	9/1/26	22
50	Freddie Mac, Gold 15 YR TBA	2.50	8/15/27	50
300	Freddie Mac, Gold 15 YR TBA	2.50	7/15/27	302
400	Freddie Mac, Gold 15 YR TBA	3.00	7/15/28	411
200	Freddie Mac, Gold 15 YR TBA	4.00	7/15/28	210
200	Freddie Mac, Gold 30 YR TBA	3.00	8/15/43	194
100	Freddie Mac, Gold 30 YR TBA	3.00	7/15/43	97
200	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	208
100	Freddie Mac, Gold 30 YR TBA	3.50	8/15/43	101
400	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	405
200	Freddie Mac, Gold 30 YR TBA	4.00	7/15/43	208
300	Freddie Mac, Gold 30 YR TBA	5.00	7/15/43	320
404	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	418
727	Freddie Mac, Pool #A96286	4.00	1/1/41	756
2,002	Freddie Mac, Pool #A97692	4.50	3/1/41	2,114
350	Freddie Mac, Pool #C01598	5.00	8/1/33	376
297	Freddie Mac, Pool #C09035	3.00	4/1/43	290
141	Freddie Mac, Pool #C91456	3.50	6/1/32	146
495	Freddie Mac, Pool #G01665	5.50	3/1/34	533
271	Freddie Mac, Pool #G02794	6.00	5/1/37	294
208	Freddie Mac, Pool #G04688	5.50	9/1/38	224
275	Freddie Mac, Pool #G04913	5.00	3/1/38	294
556	Freddie Mac, Pool #G08495	3.50	6/1/42	564
396	Freddie Mac, Pool #G08524	3.00	3/1/43	387
99	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	98
100	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	99
96	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	95
99	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	99
99	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	102

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$99	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	$102
400	Government National Mortgage Association, Pool #697946	5.00	3/15/39	433
96	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	105
91	Government National Mortgage Association, Pool #704170	5.50	1/15/39	99
100	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	110
100	Government National Mortgage Association, Pool #004222	6.00	8/20/38	111
100	Government National Mortgage Association, 30 YR TBA	2.50	7/20/43	93
50	Government National Mortgage Association, 30 YR TBA	3.00	8/15/42	49
100	Government National Mortgage Association, 30 YR TBA	3.00	6/20/43	99
200	Government National Mortgage Association, 30 YR TBA	3.00	7/15/42	198
150	Government National Mortgage Association, 30 YR TBA	3.00	8/20/43	148
300	Government National Mortgage Association, 30 YR TBA	3.50	7/15/43	308
300	Government National Mortgage Association, 30 YR TBA	3.50	7/20/43	308
150	Government National Mortgage Association, 30 YR TBA	3.50	8/20/42	154
400	Government National Mortgage Association, 30 YR TBA	4.00	7/20/43	420
400	Government National Mortgage Association, 30 YR TBA	4.00	7/15/43	419
400	Government National Mortgage Association, 30 YR TBA	4.50	7/20/43	426
544	Government National Mortgage Association, Pool #004559	5.00	10/20/39	593
547	Government National Mortgage Association, Pool #004801	4.50	9/20/40	590
129	Government National Mortgage Association, Pool #510835	5.50	2/15/35	141
409	Government National Mortgage Association, Pool #005139	4.00	8/20/41	432
83	Government National Mortgage Association, Pool #582199	6.50	1/15/32	93
39	Government National Mortgage Association, Pool #658181	5.50	11/15/36	43
366	Government National Mortgage Association, Pool #721760	4.50	8/15/40	395
434	Government National Mortgage Association, Pool #737310	4.50	8/15/40	470
84	Government National Mortgage Association, Pool #738602	3.50	8/15/26	88
167	Government National Mortgage Association, Pool #781959	6.00	7/15/35	186
122	Government National Mortgage Association, Pool #782523	5.00	11/15/35	133
98	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	99
352	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	362
89	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	92
363	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	373
188	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	193
48	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	50
489	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	484
48	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	49
49	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	51
	Total U.S. Government Agency Mortgages			36,952
	U.S. Government Agency Securities — 2.96%
20	Fannie Mae, Callable 10/29/13 @ 100.00	0.50	4/29/16	20
15	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	15
55	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	55
75	Fannie Mae, Callable 9/18/13 @ 100.00	0.55	3/18/16	75

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$100	Fannie Mae	0.63	10/30/14	$100
65	Fannie Mae	0.88	8/28/17	64
60	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	59
15	Fannie Mae, Callable 2/14/14 @ 100.00	1.01	2/14/18	15
250	Fannie Mae, Callable 9/27/13 @ 100.00	1.07	9/27/17	246
25	Fannie Mae, Callable 1/30/14 @ 100.00	1.25	1/30/19	24
152	Fannie Mae	1.63	10/26/15	156
150	Fannie Mae (c)	1.70	6/1/17	142
75	Fannie Mae (c)	3.56	10/9/19	63
70	Fannie Mae	5.00	3/15/16	78
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	10
20	Fannie Mae	5.63	7/15/37	25
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
25	Fannie Mae	7.13	1/15/30	35
40	Fannie Mae	7.25	5/15/30	57
10	Federal Farm Credit Bank, Callable 8/7/13 @ 100.00	0.54	11/7/16	10
10	Federal Farm Credit Bank, Callable 7/9/13 @ 100.00	0.55	7/9/15	10
10	Federal Farm Credit Bank, Callable 8/15/13 @ 100.00	0.73	8/15/16	10
30	Federal Farm Credit Bank	4.88	12/16/15	33
20	Federal Farm Credit Bank	5.13	8/25/16	23
10	Federal Home Loan Bank, Callable 7/30/13 @ 100.00	0.38	7/30/15	10
30	Federal Home Loan Bank, Callable 7/28/13 @ 100.00	0.45	12/28/15	30
35	Federal Home Loan Bank	1.38	9/12/14	35
25	Federal Home Loan Bank	3.63	3/12/21	27
50	Federal Home Loan Bank	4.13	3/13/20	55
10	Federal Home Loan Bank	4.75	12/16/16	11
265	Federal Home Loan Bank	5.38	5/18/16	300
15	Federal Home Loan Bank	5.63	6/11/21	18
55	Freddie Mac, Callable 10/29/13 @ 100.00	0.32	4/29/15	55
50	Freddie Mac, Callable 9/18/13 @ 100.00	0.42	9/18/15	50
40	Freddie Mac	0.63	12/29/14	40
70	Freddie Mac	0.75	1/12/18	68
100	Freddie Mac	1.00	3/8/17	100
85	Freddie Mac	1.00	8/20/14	86
65	Freddie Mac	1.00	7/28/17	64
20	Freddie Mac	1.25	10/2/19	19
20	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	19
50	Freddie Mac	1.75	9/10/15	51
10	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	10
80	Freddie Mac	2.38	1/13/22	78
100	Freddie Mac	2.88	2/9/15	104
60	Freddie Mac, Callable 7/31/13 @ 100.00	3.00	7/31/19	60
100	Freddie Mac	5.25	4/18/16	113

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$25	Freddie Mac	6.25	7/15/32	$33
35	Tennessee Valley Authority	5.25	9/15/39	39
	Total U.S. Government Agency Securities			2,823
	Corporate Bonds — 27.51%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	212
594	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	574
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	10
412	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	377
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	108
361	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	337
330	Apple, Inc. (Computer Hardware)	2.40	5/3/23	306
131	AT&T, Inc. (Wireless Telecommunication Services)	0.90	2/12/16	130
203	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	177
326	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	339
273	AutoZone, Inc. (Specialty Retail), Callable 1/15/22 @ 100.00	3.70	4/15/22	265
305	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	333
375	Bank of America Corp., MTN (Diversified Banks)	3.30	1/11/23	354
295	Barrick NA Finance LLC (Diversified Metals & Mining) (b)	5.75	5/1/43	239
455	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	473
255	Boston Properties LP (Diversified REITs), Callable 11/1/23 @ 100.00	3.80	2/1/24	250
522	CC Holdings GS V LLC (Diversified Telecomm Services)	3.85	4/15/23	492
220	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	226
403	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	457
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	272
375	Citigroup, Inc. (Other Diversified Financial Services)	3.38	3/1/23	359
319	Comcast Corp. (Media)	3.13	7/15/22	311
436	Comcast Corp. (Media)	4.65	7/15/42	418
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	453
155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	158
216	eBay, Inc. (Internet Software & Services), Callable 4/15/22 @ 100.00	2.60	7/15/22	201
397	EMC Corp. (Computer Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	390
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/40 @ 100.00	5.50	9/15/40	212
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 12/1/40 @ 100.00	6.05	6/1/41	151
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	223
309	ERAC USA Finance Co. (Diversified Financial Services) (b)	5.25	10/1/20	342
142	ERAC USA Finance Co. (Diversified Financial Services) (b)	5.60	5/1/15	153
853	ERP Operating LP (Diversified REITs), Callable 1/15/23 @ 100.00	3.00	4/15/23	784
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	343
326	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	332

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$316	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services), Callable 1/15/23 @ 100.00	3.50	4/15/23	$285
529	Fifth Third Bank, Series BKNT (Commercial Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	511
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	605
300	General Electric Capital Corp., Series C (Diversified Financial Services), Callable 6/15/23 @ 100.00, Perpetual Bond (a)(d)	5.25	—	285
700	General Electric Capital Corp., Series B (Diversified Financial Services), Callable 12/15/22 @ 100.00, Perpetual Bond (a)(d)	6.25	—	744
213	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	198
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	203
329	Georgia-Pacific LLC (Paper Products) (b)	3.73	7/15/23	320
369	Goldman Sachs Group, Inc. (Investment Banking & Brokerage)	3.63	1/22/23	353
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	466
281	IBM Corp. (IT Services)	4.00	6/20/42	264
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	251
592	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	538
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	150
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	299
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	83
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	103
268	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	262
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	691
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	694
357	Macy's Retail Holdings, Inc. (Multiline Retail), Callable 8/15/42 @ 100.00	4.30	2/15/43	307
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (b)	2.00	4/5/17	291
263	Merck & Co., Inc. (Pharmaceuticals)	1.30	5/18/18	255
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	166
371	Morgan Stanley (Diversified Banks)	3.75	2/25/23	355
160	Mylan, Inc. (Pharmaceuticals) (b)	1.80	6/24/16	159
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	227
363	Pacific Gas & Electric Co. (Independent Power Producers & Energy Traders), Callable 3/15/23 @ 100.00	3.25	6/15/23	355
203	Perrigo Co. (Pharmaceuticals), Callable 2/15/23 @ 100.00	2.95	5/15/23	188
636	PNC Bank NA (Commercial Banks), Callable 12/28/15 @ 100.00	0.80	1/28/16	632
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
455	Sabmiller Holdings, Inc. (Beverages) (b)	2.45	1/15/17	462
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	94
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	329
337	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	392
217	The Dow Chemical Co. (Chemicals), Callable 5/15/42 @ 100.00	4.38	11/15/42	192
523	Time Warner Cable, Inc. (Media), Callable 6/1/21 @ 100.00	4.00	9/1/21	501
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	291
103	Time Warner, Inc. (Media)	6.20	3/15/40	113

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	$220
217	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	214
158	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	155
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	80
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	146
867	Wal-Mart Stores, Inc. (Specialty Retail)	1.13	4/11/18	841
544	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	547
344	Williams Partners LP (Oil, Gas & Consumable Fuels), Callable 8/15/20 @ 100.00	4.13	11/15/20	347
298	Zoetis, Inc. (Personal Products), Callable 11/1/22 @ 100.00 (b)	3.25	2/1/23	283
	Total Corporate Bonds			26,235
	U.S. Treasury Obligations — 23.46%
128	U.S. Treasury Bond	2.75	8/15/42	110
109	U.S. Treasury Bond	2.75	11/15/42	94
25	U.S. Treasury Bond	2.88	5/15/43	22
174	U.S. Treasury Bond	3.00	5/15/42	159
165	U.S. Treasury Bond	3.13	2/15/43	154
104	U.S. Treasury Bond	3.13	11/15/41	98
162	U.S. Treasury Bond	3.13	2/15/42	152
40	U.S. Treasury Bond	3.50	2/15/39	41
135	U.S. Treasury Bond	3.75	8/15/41	143
100	U.S. Treasury Bond	3.88	8/15/40	108
142	U.S. Treasury Bond	4.25	5/15/39	163
100	U.S. Treasury Bond	4.25	11/15/40	115
75	U.S. Treasury Bond	4.38	2/15/38	88
100	U.S. Treasury Bond	4.38	5/15/40	117
110	U.S. Treasury Bond	4.38	11/15/39	129
72	U.S. Treasury Bond	4.50	2/15/36	86
100	U.S. Treasury Bond	4.63	2/15/40	122
1	U.S. Treasury Bond	4.75	2/15/37	1
100	U.S. Treasury Bond	4.75	2/15/41	124
70	U.S. Treasury Bond	5.38	2/15/31	91
71	U.S. Treasury Bond	5.50	8/15/28	92
61	U.S. Treasury Bond	6.00	2/15/26	82
50	U.S. Treasury Bond	6.13	8/15/29	70
77	U.S. Treasury Bond	7.50	11/15/24	114
60	U.S. Treasury Bond	7.63	2/15/25	90
250	U.S. Treasury Note	0.13	7/31/14	250
275	U.S. Treasury Note	0.25	4/15/16	272
185	U.S. Treasury Note	0.25	12/15/15	184
120	U.S. Treasury Note	0.25	2/28/15	120
176	U.S. Treasury Note	0.25	9/15/15	175
260	U.S. Treasury Note	0.25	8/31/14	260

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$240	U.S. Treasury Note	0.25	12/15/14	$240
149	U.S. Treasury Note	0.25	8/15/15	148
288	U.S. Treasury Note	0.25	9/15/14	288
174	U.S. Treasury Note	0.25	5/15/15	174
100	U.S. Treasury Note	0.25	3/31/15	100
167	U.S. Treasury Note	0.25	7/15/15	167
176	U.S. Treasury Note	0.25	10/15/15	175
134	U.S. Treasury Note	0.38	3/15/15	134
143	U.S. Treasury Note	0.38	3/15/16	142
185	U.S. Treasury Note	0.38	1/15/16	184
187	U.S. Treasury Note	0.38	4/15/15	187
185	U.S. Treasury Note	0.38	11/15/15	185
174	U.S. Treasury Note	0.38	6/15/15	174
243	U.S. Treasury Note	0.38	2/15/16	242
235	U.S. Treasury Note	0.38	11/15/14	235
200	U.S. Treasury Note	0.50	8/15/14	201
195	U.S. Treasury Note	0.63	11/30/17	190
200	U.S. Treasury Note	0.63	5/31/17	197
295	U.S. Treasury Note	0.63	7/15/14	296
270	U.S. Treasury Note	0.63	9/30/17	264
200	U.S. Treasury Note	0.63	8/31/17	196
169	U.S. Treasury Note	0.75	2/28/18	165
160	U.S. Treasury Note	0.75	10/31/17	157
178	U.S. Treasury Note	0.75	12/31/17	174
176	U.S. Treasury Note	0.88	1/31/18	173
145	U.S. Treasury Note	0.88	4/30/17	144
70	U.S. Treasury Note	0.88	2/28/17	70
250	U.S. Treasury Note	0.88	12/31/16	250
139	U.S. Treasury Note	1.00	8/31/19	133
194	U.S. Treasury Note	1.00	5/31/18	191
176	U.S. Treasury Note	1.00	10/31/16	177
310	U.S. Treasury Note	1.00	3/31/17	310
160	U.S. Treasury Note	1.00	6/30/19	154
208	U.S. Treasury Note	1.00	8/31/16	210
18	U.S. Treasury Note	1.00	9/30/16	18
100	U.S. Treasury Note	1.13	3/31/20	95
182	U.S. Treasury Note	1.25	8/31/15	185
156	U.S. Treasury Note	1.25	10/31/15	159
179	U.S. Treasury Note	1.25	9/30/15	182
41	U.S. Treasury Note	1.25	4/30/19	40
85	U.S. Treasury Note	1.25	2/29/20	82
150	U.S. Treasury Note	1.25	1/31/19	148
164	U.S. Treasury Note	1.38	2/28/19	162

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$18	U.S. Treasury Note	1.38	9/30/18	$18
158	U.S. Treasury Note	1.38	11/30/15	161
115	U.S. Treasury Note	1.38	11/30/18	114
150	U.S. Treasury Note	1.38	6/30/18	150
116	U.S. Treasury Note	1.38	12/31/18	115
185	U.S. Treasury Note	1.50	6/30/16	189
207	U.S. Treasury Note	1.63	8/15/22	194
217	U.S. Treasury Note	1.63	11/15/22	203
90	U.S. Treasury Note	1.75	5/15/22	86
150	U.S. Treasury Note	1.75	10/31/18	152
186	U.S. Treasury Note	1.75	7/31/15	191
124	U.S. Treasury Note	1.75	5/15/23	116
300	U.S. Treasury Note	1.88	10/31/17	309
205	U.S. Treasury Note	1.88	6/30/20	204
189	U.S. Treasury Note	1.88	6/30/15	195
170	U.S. Treasury Note	2.00	11/15/21	167
98	U.S. Treasury Note	2.00	4/30/16	102
260	U.S. Treasury Note	2.00	2/15/23	250
240	U.S. Treasury Note	2.00	2/15/22	235
129	U.S. Treasury Note	2.00	1/31/16	134
284	U.S. Treasury Note	2.13	8/15/21	283
150	U.S. Treasury Note	2.13	12/31/15	156
176	U.S. Treasury Note	2.13	5/31/15	182
125	U.S. Treasury Note	2.25	11/30/17	131
214	U.S. Treasury Note	2.25	1/31/15	221
276	U.S. Treasury Note	2.25	3/31/16	288
117	U.S. Treasury Note	2.38	9/30/14	120
158	U.S. Treasury Note	2.38	8/31/14	162
300	U.S. Treasury Note	2.38	10/31/14	309
149	U.S. Treasury Note	2.50	4/30/15	155
134	U.S. Treasury Note	2.50	3/31/15	139
224	U.S. Treasury Note	2.63	11/15/20	233
211	U.S. Treasury Note	2.63	7/31/14	217
32	U.S. Treasury Note	2.63	12/31/14	33
252	U.S. Treasury Note	2.63	8/15/20	263
9	U.S. Treasury Note	2.75	5/31/17	10
210	U.S. Treasury Note	2.75	2/15/19	224
164	U.S. Treasury Note	2.75	11/30/16	174
150	U.S. Treasury Note	2.75	12/31/17	160
251	U.S. Treasury Note	3.00	8/31/16	269
123	U.S. Treasury Note	3.00	9/30/16	132
113	U.S. Treasury Note	3.13	4/30/17	122
154	U.S. Treasury Note	3.13	5/15/21	165

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$191	U.S. Treasury Note	3.13	5/15/19	$207
100	U.S. Treasury Note	3.13	1/31/17	108
235	U.S. Treasury Note	3.25	12/31/16	254
223	U.S. Treasury Note	3.25	7/31/16	240
245	U.S. Treasury Note	3.25	3/31/17	266
79	U.S. Treasury Note	3.25	6/30/16	85
231	U.S. Treasury Note	3.38	11/15/19	254
100	U.S. Treasury Note	3.50	2/15/18	110
149	U.S. Treasury Note	3.50	5/15/20	165
136	U.S. Treasury Note	3.63	8/15/19	151
185	U.S. Treasury Note	3.63	2/15/21	206
245	U.S. Treasury Note	3.63	2/15/20	273
30	U.S. Treasury Note	3.75	11/15/18	34
30	U.S. Treasury Note	4.00	8/15/18	34
207	U.S. Treasury Note	4.00	2/15/15	219
167	U.S. Treasury Note	4.25	8/15/14	175
191	U.S. Treasury Note	4.25	8/15/15	207
137	U.S. Treasury Note	4.88	8/15/16	155
100	U.S. Treasury Note	9.00	11/15/18	139
100	U.S. Treasury Note	9.13	5/15/18	137
168	U.S. Treasury Note	11.25	2/15/15	198
	Total U.S. Treasury Obligations			22,374
	Yankee Dollars — 5.18%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	181
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	217
207	Barrick International (Barbados) Corp. (Metals & Mining) (b)	6.35	10/15/36	184
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	311
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	402
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	396
279	Fairfax Financial Holdings Ltd. (Insurance) (b)	5.80	5/15/21	288
651	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	599
385	SoftBank Corp. (Wireless Telecommunication Services) (b)	4.50	4/15/20	371
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
184	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	218
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (b)	1.63	4/3/18	342
354	Volkswagen International Finance N.V. (Diversified Financial Services) (b)	2.38	3/22/17	359
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	106
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	181
315	Wesfarmers Ltd. (Multiline Retail) (b)	1.87	3/20/18	308
452	Woodside Finance Ltd. (Thrifts & Mortgage Finance), Callable 2/10/21 @ 100.00 (b)	4.60	5/10/21	475
	Total Yankee Dollars			4,942

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Preferred Stocks — 1.23%
7,425	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			$191
5,250	PNC Financial Services Group, Inc., Series P (Regional Banks) Callable 5/1/22 @ 25.00			141
3,075	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			74
9,700	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			252
6,450	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			177
11,950	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			336
	Total Preferred Stocks			1,171
	Mutual Funds — 4.53%
4,155,897	SSgA Treasury Money Market Fund (e)	0.00		4,156
166,816	SSgA U.S. Government Money Market Fund (e)	0.00		167
	Total Mutual Funds			4,323
	Total Investments Before TBA Sale Commitments (cost $101,971) — 106.23%			101,306
	TBA Sale Commitments (f) — (2.71)%
$(250)	Fannie Mae, 15 YR TBA	4.00	7/25/28	(264)
(50)	Fannie Mae, 15 YR TBA	3.00	7/25/28	(51)
(300)	Fannie Mae, 30 YR TBA	5.50	7/25/43	(326)
(500)	Fannie Mae, 30 YR TBA	6.00	7/25/43	(544)
(400)	Fannie Mae, 30 YR TBA	3.50	7/25/43	(406)
(50)	Fannie Mae, 30 YR TBA	4.00	7/25/43	(52)
(800)	Freddie Mac, Gold 30 YR TBA	4.50	7/15/43	(842)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	8/15/43	(106)
	Total TBA Sale Commitments			(2,591)
	Liabilities in excess of other assets — (3.52)%			(3,359)
	Net Assets — 100.00%			$95,356
(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(e)	The rate disclosed is the rate in effect on June 30, 2013.
(f)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — June 30, 2013

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Core Fixed Income Portfolio	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total
Asset Backed Securities	0.41%	—	0.41%
Collateralized Mortgage Obligations	2.20%	—	2.20%
U.S. Government Agency Mortgages	38.75%	—	38.75%
U.S. Government Agency Securities	2.96%	—	2.96%
Corporate Bonds	0.03%	27.48%	27.51%
U.S. Treasury Obligations	23.46%	—	23.46%
Yankee Dollars	—	5.18%	5.18%
Preferred Stocks	—	1.23%	1.23%
Mutual Funds	4.36%	0.17%	4.53%
Other Assets (Liabilities)	-6.76%	0.53%	-6.23%
Total Net Assets	65.41%	34.59%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 80.70%
$1,160	313 Group, Inc. (Aerospace & Defense), Callable 12/1/15 @ 104.78 (a)	6.38	12/1/19	$1,102
400	313 Group, Inc. (Aerospace & Defense), Callable 12/1/15 @ 106.56 (a)	8.75	12/1/20	381
1,196	Accellent, Inc. (Health Care Equipment & Supplies), Callable 8/5/13 @ 106.28	8.38	2/1/17	1,238
1,500	Access Midstream Partners LP (Oil & Gas Storage & Transportation), Callable 12/15/17 @ 102.44	4.88	5/15/23	1,391
1,335	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 1/15/17 @ 103.06	6.13	7/15/22	1,352
900	Acco Brands Corp. (Office Services & Supplies), Callable 4/30/17 @ 103.38	6.75	4/30/20	906
330	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)	7.50	8/15/22	319
350	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 8/1/15 @ 103.88	7.75	8/1/20	340
720	Affinia Group, Inc. (Auto Parts & Equipment), Callable 5/1/16 @ 105.81 (a)	7.75	5/1/21	725
1,000	AK Steel Holding Corp. (Metals & Mining), Callable 4/1/17 @ 104.19	8.38	4/1/22	860
1,008	Aleris International, Inc. (Metals & Mining), Callable 2/15/14 @ 105.72	7.63	2/15/18	1,048
279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 105.91	7.88	11/1/20	286
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	1,003
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,669
3,375	Ally Financial, Inc. (Diversified Financial Services)	8.00	11/1/31	4,033
1,000	Ally Financial, Inc. (Diversified Financial Services)	8.00	12/31/18	1,133
2,541	AMC Networks, Inc. (Media), Callable 7/15/16 @ 103.88	7.75	7/15/21	2,776
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	410
1,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 104.69	6.25	3/15/21	1,862
610	Amsted Industries, Inc. (Machinery), Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	644
549	Aramark Corp. (Food Products), Callable 3/15/15 @ 104.31 (a)	5.75	3/15/20	561
1,641	Asbury Automotive Group, Inc. (Automotive Retail), Callable 11/15/15 @ 104.19	8.38	11/15/20	1,817
1,280	Assured Guaranty Municipal Corp. (Insurance), Callable 12/15/36 @ 100.00 (a)	6.40	12/15/66	1,088
1,270	Assured Guaranty US Holdings, Inc., Series A (Diversified Financial Services), Callable 12/15/16 @ 100.00 (b)	6.40	12/15/66	1,162
1,070	Atlas Energy Holdings Operating Co. LLC (Oil, Gas & Consumable Fuels), Callable 1/15/17 @ 103.88 (a)	7.75	1/15/21	1,022
1,500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 103.56 (a)	4.75	11/15/21	1,350
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94 (a)	5.88	8/1/23	1,087
800	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	802
983	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	985
1,960	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	2,038
1,270	Aviation Capital Group (Machinery) (a)	4.63	1/31/18	1,250
830	Avis Budget Car Rental LLC (Road & Rail), Callable 10/15/14 @ 104.13	8.25	1/15/19	903
1,855	Ball Corp. (Containers & Packaging)	4.00	11/15/23	1,716
1,720	Ball Corp. (Containers & Packaging)	5.00	3/15/22	1,711
502	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 103.88	7.75	10/15/22	496
1,452	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 2/15/15 @ 103.88	7.75	2/15/19	1,434
1,905	BE Aerospace, Inc. (Aerospace & Defense), Callable 4/1/17 @ 102.63	5.25	4/1/22	1,895
2,346	Belden, Inc. (Electrical Equipment), Callable 9/1/17 @ 102.75 (a)	5.50	9/1/22	2,305
700	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.19	6.38	9/15/22	697
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.38	6.75	11/1/20	1,630
4,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	4,000
2,799	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing), Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	3,009
2,025	Biomet, Inc. (Health Care Equipment), Callable 8/1/15 @ 104.88	6.50	8/1/20	2,087
565	Block Communications, Inc. (Media), Callable 2/1/16 @ 103.63 (a)	7.25	2/1/20	593

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$904	Bruce Mansfield Unit 1 2007 Pass-Through Trust (Multi-Utilities)	6.85	6/1/34	$980
365	Brunswick Corp. (Leisure Products), Callable 5/15/16 @ 103.47 (a)	4.63	5/15/21	356
450	Building Materials Corp. of America (Building Products), Callable 5/1/16 @ 103.38 (a)	6.75	5/1/21	478
1,350	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,472
525	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure), Callable 2/15/16 @ 104.25	8.50	2/15/20	495
615	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure), Callable 8/5/13 @ 105.62	11.25	6/1/17	640
900	Calpine Corp. (Independent Power Producers & Energy Traders), Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	961
5,927	Calpine Corp. (Independent Power Producers & Energy Traders), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	6,372
996	Capella Healthcare, Inc. (Health Care Providers & Services), Callable 7/1/13 @ 106.94	9.25	7/1/17	1,056
565	Carmike Cinemas, Inc. (Media), Callable 5/15/15 @ 105.53	7.38	5/15/19	607
3,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	3,535
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.31	8.63	10/15/18	1,070
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,265
1,855	CBRE Services, Inc. (Real Estate Management & Development), Callable 3/15/18 @ 102.50	5.00	3/15/23	1,758
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	1,228
1,765	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 103.94 (a)	5.25	3/15/21	1,739
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 102.63	5.25	9/30/22	789
3,025	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	2,919
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,428
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.31	6.63	1/31/22	806
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/15/14 @ 105.25	7.00	1/15/19	768
800	Cedar Fair LP/Canada's Wonderland (Hotels, Restaurants & Leisure), Callable 3/15/16 @ 103.94 (a)	5.25	3/15/21	768
1,000	Cemex Finance LLC/Cemex SAB de CV (Construction Materials), Callable 10/12/17 @ 104.69 (a)	9.38	10/12/22	1,090
500	Central Garden & Pet Co. (Household Products), Callable 3/1/14 @ 104.13	8.25	3/1/18	506
635	Century Aluminum Co. (Aluminum), Callable 6/1/16 @ 105.63 (a)	7.50	6/1/21	616
985	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	995
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,477
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	255
1,250	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/14 @ 104.44	8.88	2/1/18	1,206
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 105.75	11.50	5/15/17	1,166
5,845	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) (a)	6.38	9/15/20	5,947
2,065	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	2,091
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	231
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	102
775	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	833
310	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	336
185	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	206
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,022
270	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.41	5.88	4/15/21	274
694	Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. (Automobiles), Callable 6/15/16 @ 104.13	8.25	6/15/21	766
3,676	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 103.56	7.13	7/15/20	3,786

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$566	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/13 @ 104.13	8.25	10/15/17	$590
405	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.19	8.38	10/15/20	416
625	Cinemark USA, Inc. (Casinos & Gaming), Callable 6/1/18 @ 102.44 (a)	4.88	6/1/23	600
370	Cinemark USA, Inc. (Casinos & Gaming), Callable 12/15/17 @ 102.56	5.13	12/15/22	357
2,155	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,190
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	1,998
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,110
2,015	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	2,176
505	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	561
1,915	Citigroup, Inc., Series D (Other Diversified Financial Se), Callable 5/15/23 @ 100.00, Perpetual Bond (b)(c)	5.35	—	1,802
305	Claire's Stores, Inc. (Multiline Retail), Callable 6/1/16 @ 103.88 (a)	7.75	6/1/20	295
645	Claire's Stores, Inc. (Multiline Retail), Callable 3/15/15 @ 106.75 (a)	9.00	3/15/19	709
515	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	519
630	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	639
490	Clear Channel Communications, Inc. (Software), Callable 3/1/16 @ 108.44 (a)	11.25	3/1/21	511
3,721	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.25 (a)	6.50	11/15/22	3,833
760	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25 (a)	6.50	11/15/22	779
1,417	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 3/15/15 @ 105.72	7.63	3/15/20	1,467
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.25	8.50	12/15/19	756
745	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure), Callable 12/1/14 @ 105.00	10.00	12/1/18	805
1,625	CNG Holdings, Inc. (Energy Equipment & Services), Callable 5/15/16 @ 104.69 (a)	9.38	5/15/20	1,560
640	Coinstar, Inc. (Diversified Consumer Services), Callable 3/15/16 @ 103.00 (a)	6.00	3/15/19	639
3,693	Commercial Metals Co. (Steel), Callable 2/15/23 @ 100.00	4.88	5/15/23	3,398
1,555	CommScope Holdings, Inc. (Wireless Telecommunication Ser), Callable 6/1/16 @ 103.31 (a)	6.63	6/1/20	1,485
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance), Callable 5/1/15 @ 105.38	10.75	5/1/19	1,005
515	Concho Resources, Inc. (Oil & Gas Exploration & Produc), Callable 10/1/17 @ 102.75	5.50	4/1/23	507
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.13	8.25	4/1/20	524
635	Consolidated Communications Finance Co. (Wireless Telecommunication Ser), Callable 6/1/16 @ 105.44	10.88	6/1/20	718
2,572	Constellation Brands, Inc. (Distillers & Vintners)	4.25	5/1/23	2,427
465	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	493
530	Continental Airlines, Inc., Series 2012-1, Class B (Airlines)	6.25	4/11/20	545
1,660	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00 (a)	4.50	4/15/23	1,614
230	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 102.50	5.00	9/15/22	234
1,555	Cooper-Standard Automotive, Inc. (Auto Components), Callable 5/1/14 @ 104.25	8.50	5/1/18	1,648
230	Cott Beverages USA, Inc. (Beverages), Callable 9/1/14 @ 104.06	8.13	9/1/18	248
545	Covanta Holding Corp. (Commercial Services & Supplies), Callable 12/1/15 @ 103.63	7.25	12/1/20	571
2,550	Crestwood Midstream Partners LP (Energy Equipment & Services), Callable 4/1/15 @ 103.88	7.75	4/1/19	2,626
1,740	Crown Americas LLC/Crown Americas Capital Corp. IV (Containers & Packaging) (a)	4.50	1/15/23	1,640
868	Crown Castle International Corp. (Wireless Telecommunication Services)	5.25	1/15/23	833
625	CST Brands, Inc. (Automotive Retail), Callable 5/1/18 @ 102.50 (a)	5.00	5/1/23	609
345	CyrusOne LP/CyrusOne Finance Corp. (Communications Equipment), Callable 11/15/17 @ 103.19 (a)	6.38	11/15/22	354

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,740	DaVita, Inc. (Health Care Providers & Services), Callable 8/15/17 @ 102.88	5.75	8/15/22	$1,736
4,743	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	4,873
143	Delta Air Lines, Inc., Series 071C (Airlines)	8.95	8/10/14	145
1,017	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/18 @ 102.31	4.63	7/15/23	938
3,325	Diamond Resorts Corp. (Hotels, Restaurants & Leisure), Callable 8/15/14 @ 106.00	12.00	8/15/18	3,641
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 102.62 (a)	5.25	2/1/21	551
2,060	DISH DBS Corp. (Media) (a)	4.25	4/1/18	2,019
3,450	DISH DBS Corp. (Media)	5.00	3/15/23	3,321
4,970	DISH DBS Corp. (Media)	5.88	7/15/22	5,045
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,062
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,081
595	Ducommun, Inc. (Aerospace & Defense), Callable 7/15/15 @ 104.88	9.75	7/15/18	650
675	Dycom Investments, Inc. (Construction & Engineering), Callable 1/15/16 @ 103.56	7.13	1/15/21	716
2,794	Dynegy, Inc. (Independent Power Producers &), Callable 6/1/18 @ 102.94 (a)	5.88	6/1/23	2,543
570	EarthLink, Inc. (Internet Software & Services), Callable 6/1/16 @ 105.53 (a)	7.38	6/1/20	547
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	157
330	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	352
530	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	576
45	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	58
520	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals), Callable 12/15/15 @ 103.50	7.00	12/15/20	522
505	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals), Callable 7/15/15 @ 103.50	7.00	7/15/19	510
705	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals), Callable 7/15/16 @ 103.63	7.25	1/15/22	710
1,410	Energy Future Holdings Corp. (Multi-Utilities), Callable 12/1/15 @ 105.00 (d)	10.00	12/1/20	1,540
1,522	Entravision Communications Corp. (Media), Callable 8/1/13 @ 106.56	8.75	8/1/17	1,623
670	EP Energy/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/15 @ 103.44	6.88	5/1/19	717
1,290	EP Energy/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 9/1/17 @ 103.88	7.75	9/1/22	1,380
2,819	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	2,762
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 102.69	5.38	4/1/23	569
2,350	Equinix, Inc. (Internet Software & Services), Callable 7/15/16 @ 103.50	7.00	7/15/21	2,550
1,500	Exide Technologies, Inc. (Auto Components), Callable 2/1/15 @ 104.31	8.63	2/1/18	915
495	Exterran Holdings, Inc. (Energy Equipment & Services), Callable 12/1/13 @ 105.44	7.25	12/1/18	525
2,889	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00 (a)	6.00	4/1/21	2,846
1,065	FelCor Lodging LP (Hotels, Resorts & Cruise Lines), Callable 3/1/18 @ 102.81	5.63	3/1/23	1,036
2,500	Fidelity National Information Services, Inc. (IT Services), Callable 3/15/17 @ 102.50	5.00	3/15/22	2,516
2,045	First Data Corp. (Software), Callable 11/1/15 @ 105.06 (a)	6.75	11/1/20	2,081
820	First Wind Capital LLC (Oil, Gas & Consumable Fuels), Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	861
1,894	Forest Oil Corp. (Oil, Gas & Consumable Fuels), Callable 8/5/13 @ 102.42	7.25	6/15/19	1,780
495	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment), Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	533
500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	549
2,300	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	2,536
240	FTI Consulting, Inc. (IT Services), Callable 11/15/17 @ 103.00 (a)	6.00	11/15/22	243
1,000	GCI, Inc. (Media), Callable 6/1/16 @ 103.38	6.75	6/1/21	935
565	GenCorp, Inc. (Aerospace & Defense), Callable 3/15/16 @ 105.34 (a)	7.13	3/15/21	585
835	General Cable Corp. (Electrical Equipment), Callable 10/1/17 @ 102.88 (a)	5.75	10/1/22	827
4,809	General Motors Financial Co. (Asset Management & Custody Ban) (a)	4.25	5/15/23	4,478
2,936	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88 (a)	5.75	2/15/21	2,863
123	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 103.94	7.88	12/15/18	132
3,365	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,735

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$655	Genworth Financial, Inc. (Insurance), Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	$568
135	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	157
2,237	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.13 (a)	6.25	2/1/21	2,315
5,145	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	6,186
660	GrafTech International Ltd. (Electronic Equipment, Instruments & Components), Callable 11/15/16 @ 103.19 (a)	6.38	11/15/20	665
1,000	Griffon Corp. (Building Products), Callable 4/1/14 @ 105.34	7.13	4/1/18	1,047
1,800	Halcon Resources Corp. (Oil & Gas Exploration & Produc), Callable 11/15/16 @ 104.44	8.88	5/15/21	1,746
2,839	Harland Clarke Holdings Corp. (IT Services), Callable 8/1/15 @ 104.88 (a)	9.75	8/1/18	2,953
5,715	Hawk Acquisition Sub, Inc. (Food Products), Callable 4/15/15 @ 102.13 (a)	4.25	10/15/20	5,465
345	HCA Holdings, Inc. (Health Care Providers & Services)	6.25	2/15/21	352
1,000	HCA Holdings, Inc. (Health Care Providers & Services), Callable 11/15/15 @ 103.88	7.75	5/15/21	1,080
4,965	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	5,095
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,764
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	991
2,250	Health Management Associates, Inc. (Health Care Providers & Services), Callable 1/15/16 @ 103.69	7.38	1/15/20	2,467
660	Heckmann Corp. (Beverages), Callable 4/15/15 @ 104.94 (a)	9.88	4/15/18	688
1,385	Heckmann Corp. (Beverages), Callable 4/15/15 @ 104.94	9.88	4/15/18	1,454
910	Hercules Offshore, Inc. (Energy Equipment & Services), Callable 4/1/14 @ 105.34 (a)	7.13	4/1/17	967
645	Hercules Offshore, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.38 (a)	8.75	7/15/21	645
655	Hiland Partners LP (Energy Equipment & Services), Callable 10/1/16 @ 103.63 (a)	7.25	10/1/20	675
2,300	Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	2,472
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.81 (a)	7.63	4/15/21	954
815	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.75 (a)	5.00	3/1/21	756
365	Hot Topic, Inc. (Apparel Retail), Callable 6/15/16 @ 106.94 (a)	9.25	6/15/21	370
700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	742
1,275	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	1,355
1,000	Huntington Ingalls Industries (Aerospace & Defense), Callable 3/15/16 @ 103.56	7.13	3/15/21	1,075
280	Huntsman International LLC (Chemicals), Callable 3/15/15 @ 104.31	8.63	3/15/20	304
170	Huntsman International LLC (Chemicals), Callable 9/15/15 @ 104.31	8.63	3/15/21	187
1,061	IAC/InterActiveCorp (Internet Software & Services), Callable 12/15/17 @ 102.38 (a)	4.75	12/15/22	1,003
1,670	ILFC E-Capital Trust I (Diversified Financial Services), Callable 8/5/13 @ 100.00 (a)(b)	4.96	12/21/65	1,419
330	ILFC E-Capital Trust ll (Diversified Financial Services) (a)(b)	6.25	12/21/65	300
3,949	Ingles Markets, Inc. (Food Retail), Callable 6/15/18 @ 102.88 (a)	5.75	6/15/23	3,900
224	International Lease Finance Corp. (Diversified Financial Services)	4.63	4/15/21	206
2,801	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	2,776
2,160	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	2,182
55	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	56
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	436
1,800	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 8/15/17 @ 102.88	5.75	8/15/24	1,687
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 103.88	7.75	10/1/19	1,054
500	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 7/6/13 @ 104.00	8.00	6/15/20	520
580	iStar Financial, Inc. (Mortgage REITs), Callable 4/1/16 @ 100.00	3.88	7/1/16	557
555	iStar Financial, Inc. (Mortgage REITs), Callable 7/1/16 @ 102.44	4.88	7/1/18	522
1,100	J.B. Poindexter & Co., Inc. (Machinery), Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,127
1,410	j2 Global Communications, Inc. (IT Services), Callable 8/1/16 @ 104.00	8.00	8/1/20	1,473
490	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	574
995	Jarden Corp. (Household Durables), Callable 1/15/15 @ 103.75	7.50	1/15/20	1,065
3,500	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	3,500

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,065	Jefferies Finance LLC (Thrifts & Mortgage Finance), Callable 4/1/16 @ 105.53 (a)	7.38	4/1/20	$1,033
280	Jefferies LoanCore LLC/Jefferies Finance LLC (Asset Management & Custody Ban), Callable 6/1/16 @ 105.16 (a)	6.88	6/1/20	272
2,980	JMC Steel Group, Inc. (Metals & Mining), Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,913
440	KB Home (Household Durables)	7.50	9/15/22	472
565	KB Home (Household Durables)	9.10	9/15/17	633
1,510	KEMET Corp. (Electronic Equipment, Instruments & Components), Callable 5/1/14 @ 105.25	10.50	5/1/18	1,540
1,500	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 6/1/14 @ 106.19	8.25	6/1/19	1,537
1,185	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies), Callable 11/1/15 @ 105.25	10.50	11/1/18	1,274
1,000	Koppers, Inc. (Chemicals), Callable 12/1/14 @ 103.94	7.88	12/1/19	1,070
500	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	514
1,000	Lamar Media Corp. (Media), Callable 4/15/14 @ 103.94	7.88	4/15/18	1,065
655	Landry's, Inc. (Computer & Electronics Retail), Callable @ 107.03 (a)	9.38	5/1/20	691
3,506	Lear Corp. (Auto Components), Callable 1/15/18 @ 102.38 (a)	4.75	1/15/23	3,331
655	Lender Process Services, Inc. (IT Services), Callable 10/1/17 @ 102.88	5.75	4/15/23	696
1,665	Level 3 Financing, Inc. (Diversified Telecommunication Services), Callable 7/1/15 @ 104.06	8.13	7/1/19	1,748
1,025	Level 3 Financing, Inc. (Diversified Telecommunication Services), Callable 4/1/15 @ 104.69	9.38	4/1/19	1,107
3,068	Libbey Glass, Inc. (Household Durables), Callable 5/15/15 @ 105.16	6.88	5/15/20	3,210
1,740	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	2,040
615	Liberty Mutual Group, Inc. (Insurance), Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	621
1,880	Liberty Mutual Group, Inc. (Insurance), Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	2,867
3,152	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	3,199
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	543
150	Limited Brands, Inc. (Specialty Retail)	6.95	3/1/33	149
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	633
1,000	Limited Brands, Inc. (Specialty Retail)	7.60	7/15/37	1,027
475	Lin Television Corp. (Cable & Satellite), Callable 1/15/17 @ 103.19	6.38	1/15/21	480
760	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.13 (a)	6.25	11/1/19	724
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/15 @ 103.25	6.50	5/15/19	2,791
3,588	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	3,767
620	Live Nation Entertainment, Inc. (Media), Callable 9/1/16 @ 103.50 (a)	7.00	9/1/20	652
745	Live Nation Entertainment, Inc. (Media), Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	790
4,451	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38 (a)	4.75	5/15/23	4,251
575	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products), Callable 8/5/13 @ 104.00 (a)	8.00	6/1/16	599
1,134	Lynx I Corp. (Communications Equipment), Callable 4/15/17 @ 102.69 (a)	5.38	4/15/21	1,139
1,500	Lynx II Corp. (Communications Equipment), Callable 4/15/18 @ 103.19 (a)	6.38	4/15/23	1,511
656	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/15/17 @ 102.75	5.50	2/15/23	646
3,505	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Air Freight & Logistics), Callable 2/15/17 @ 103.62 (a)	7.25	2/15/21	3,523
985	Masco Corp. (Building Products)	5.95	3/15/22	1,034
690	McGraw-Hill Global Education Holdings, LLC (Software), Callable 4/1/16 @ 107.31 (a)	9.75	4/1/21	706
630	Mediacom Broadband LLC/Mediacom Broadband Corp. (Cable & Satellite), Callable 4/1/18 @ 103.19	6.38	4/1/23	627
220	Mediacom LLC/Mediacom Capital Corp. (Media), Callable 8/15/14 @ 104.56	9.13	8/15/19	237

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,735	MedImpact Holdings, Inc. (Health Care Providers & Services), Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	$1,926
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,744
1,000	MetLife, Inc. (Insurance), Callable 8/1/34 @ 100.00	10.75	8/1/39	1,545
2,723	MetroPCS Wireless, Inc. (Communications Equipment), Callable 4/1/17 @ 103.13 (a)	6.25	4/1/21	2,784
1,305	MetroPCS Wireless, Inc. (Communications Equipment), Callable 4/1/18 @ 103.31 (a)	6.63	4/1/23	1,321
750	MGM Resorts International (Casinos & Gaming)	6.75	10/1/20	776
1,100	Midcontinent Express Pipeline LLC (Oil & Gas Storage & Transporta) (a)	6.70	9/15/19	1,135
1,078	Milacron LLC/Mcron Finance Corp. (Machinery), Callable 2/15/16 @ 105.81 (a)	7.75	2/15/21	1,075
70	Monitronics International, Inc. (Commercial Services & Supplies), Callable 4/1/16 @ 104.56	9.13	4/1/20	72
910	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	956
1,965	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.44	6.88	5/1/21	2,083
1,440	NCR Corp. (Computer Hardware), Callable 2/15/17 @ 102.31	4.63	2/15/21	1,375
560	NCR Corp. (Computer Hardware), Callable 7/15/17 @ 102.50	5.00	7/15/22	540
1,500	Newfield Exploration Co. (Oil, Gas & Consumable Fuels), Callable 2/1/15 @ 103.44	6.88	2/1/20	1,545
712	Nielsen Finance LLC/Nielsen Finance Co. (Software), Callable 10/1/16 @ 102.25 (a)	4.50	10/1/20	684
700	NII Capital Corp. (Wireless Telecommunication Services), Callable 4/1/16 @ 103.81	7.63	4/1/21	544
595	NII Capital Corp. (Wireless Telecommunication Services), Callable 12/15/14 @ 104.44	8.88	12/15/19	503
3,364	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) , Callable 3/15/14 @ 104.44	8.88	3/15/18	3,490
3,500	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 5/15/16 @ 103.94	7.88	5/15/21	3,736
2,305	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 9/1/15 @ 104.13	8.25	9/1/20	2,484
330	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 6/15/14 @ 104.25	8.50	6/15/19	353
2,556	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	2,498
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	886
1,105	Oil States International, Inc. (Energy Equipment & Services), Callable 1/15/18 @ 102.56 (a)	5.13	1/15/23	1,157
1,695	Oil States International, Inc. (Energy Equipment & Services), Callable 6/1/14 @ 104.88	6.50	6/1/19	1,754
2,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 10/15/15 @ 103.38	6.75	10/15/22	2,130
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 2/15/15 @ 103.75	7.50	2/15/20	1,065
2,089	Omnicare, Inc. (Health Care Providers & Services), Callable 6/1/15 @ 103.88	7.75	6/1/20	2,287
515	Oxford Finance LLC/Oxford Finance Cos., Inc. (Thrifts & Mortgage Finance), Callable 1/15/15 @ 103.63 (a)	7.25	1/15/18	536
890	Party City Holdings, Inc. (Multiline Retail), Callable 8/1/15 @ 106.66 (a)	8.88	8/1/20	955
1,000	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	1,003
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	2,306
2,230	Penn Virginia Resource Partners LP (Coal & Consumable Fuels), Callable 5/15/16 @ 104.88 (a)	6.50	5/15/21	2,146
2,761	Penske Auto Group, Inc. (Automotive Retail), Callable 10/1/17 @ 102.88	5.75	10/1/22	2,816
660	PetroLogistics LP/PetroLogistics Finance Corp. (Chemicals), Callable 4/1/16 @ 103.13 (a)	6.25	4/1/20	647
765	PetroQuest Energy, Inc. (Oil & Gas Exploration & Produc) (a)	10.00	9/1/17	765
3,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	3,297
215	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods), Callable 5/15/15 @ 103.69	7.38	5/15/20	233
575	Physio-Control International, Inc. (Health Care Equipment & Supplies), Callable 1/15/15 @ 107.41	9.88	1/15/19	633

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$375	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure), Callable 4/1/17 @ 103.88	7.75	4/1/22	$392
580	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/15 @ 104.38	8.75	5/15/20	622
805	Pioneer Drilling Co. (Energy Equipment & Services), Callable 3/15/14 @ 104.94	9.88	3/15/18	863
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 103.06	6.13	6/15/19	1,325
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 5/1/16 @ 103.31	6.63	5/1/21	1,720
4,419	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 2/15/18 @ 103.44	6.88	2/15/23	4,728
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.81	8.63	10/15/19	424
355	Plastipak Holdings, Inc. (Containers & Packaging), Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	391
865	Polymer Group, Inc. (Construction Materials), Callable 2/1/15 @ 103.88	7.75	2/1/19	900
2,100	PolyOne Corp. (Chemicals) (a)	5.25	3/15/23	2,069
4,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	4,997
1,935	Prospect Medical Holdings, Inc. (Commercial Services & Supplies), Callable 5/1/15 @ 106.28 (a)	8.38	5/1/19	2,022
460	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services), Callable 6/15/16 @ 105.06 (a)	6.75	6/15/21	459
480	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services), Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	526
605	PVH Corp. (Specialty Retail), Callable 12/15/17 @ 102.25	4.50	12/15/22	581
1,730	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure), Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	1,834
1,600	QVC, Inc. (Computer & Electronics Retail) (a)	5.95	3/15/43	1,439
2,390	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,294
805	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	793
475	Qwest Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 101.94	7.25	10/15/35	477
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	525
895	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.50	5.00	8/15/22	875
935	Reckson Operating Partnership LP (Real Estate Investment Trusts)	7.75	3/15/20	1,101
300	Regency Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 8/1/23 @ 100.00 (a)	4.50	11/1/23	272
1,100	Regency Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 103.25	6.50	7/15/21	1,150
435	Rent-A-Center, Inc. (Computer & Electronics Retail), Callable 5/1/16 @ 103.56 (a)	4.75	5/1/21	412
780	Rentech Nitrogen Partners LP (Specialty Chemicals), Callable 4/15/16 @ 104.88 (a)	6.50	4/15/21	772
184	Res-Care, Inc. (Health Care Providers & Services), Callable 1/15/15 @ 105.38	10.75	1/15/19	206
318	Resolute Forest Products, Inc. (Paper Products), Callable 5/15/17 @ 104.41 (a)	5.88	5/15/23	284
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,943
1,042	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.00	1/15/19	933
750	Rri Energy, Inc. (Independent Power Producers &)	7.88	6/15/17	797
2,363	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.16 (a)	6.88	3/1/18	2,416
4,131	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (a)	5.63	2/1/21	4,007
960	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (a)	5.63	4/15/23	907
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25 (a)	6.50	11/1/20	3,298
1,210	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	1,302
1,000	Sabre, Inc. (Leisure Equipment & Products) (a)	8.50	5/15/19	1,065
1,765	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	1,686
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,714
1,210	SBA Telecommunications Corp. (Communications Equipment), Callable 7/15/16 @ 102.88 (a)	5.75	7/15/20	1,213
935	Sealed Air Corp. (Containers & Packaging), Callable 1/1/23 @ 100.00 (a)	5.25	4/1/23	909
460	Sealed Air Corp. (Containers & Packaging), Callable 9/1/20 @ 100.00 (a)	6.50	12/1/20	485

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$755	Sealed Air Corp. (Containers & Packaging), Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	$842
1,020	Sealed Air Corp. (Containers & Packaging), Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	1,153
1,955	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	1,843
2,386	Select Medical Corp. (Health Care Services), Callable 6/1/16 @ 104.78 (a)	6.38	6/1/21	2,267
2,000	Semgroup LP (Oil & Gas Storage & Transporta) (a)	7.50	6/15/21	2,020
1,560	Serta Simmons Holdings LLC (Thrifts & Mortgage Finance), Callable 10/1/15 @ 106.09 (a)	8.13	10/1/20	1,603
1,705	Service Corp. International (Specialized Consumer Services), Callable 7/15/17 @ 102.69 (a)	5.38	1/15/22	1,701
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	802
1,780	ServiceMaster Co. (Diversified Consumer Services), Callable 2/15/15 @ 106.00	8.00	2/15/20	1,776
228	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.04	5.38	4/1/21	219
1,023	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	1,023
545	Sinclair Television Group, Inc. (Media), Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	578
2,414	Sirius XM Radio, Inc. (Media), Callable 5/1/16 @ 102.13 (a)	4.25	5/15/20	2,269
1,655	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,605
440	SIWF Merger Sub, Inc./Springs Industries, Inc. (Textiles), Callable 6/1/16 @ 104.69 (a)	6.25	6/1/21	431
3,171	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.31	6.63	8/15/22	3,409
3,635	Sonic Automotive, Inc. (Automotive Retail), Callable 5/15/18 @ 102.50 (a)	5.00	5/15/23	3,526
2,075	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,992
3,280	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	3,411
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,013
1,899	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,861
2,075	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	2,241
1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	1,481
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,235
1,665	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	1,948
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	978
740	SquareTwo Financial Corp. (Thrifts & Mortgage Finance), Callable 4/1/14 @ 105.80	11.63	4/1/17	759
925	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,055
710	Stater Brothers Holdings (Food & Staples Retailing), Callable 8/5/13 @ 100.00	7.75	4/15/15	712
730	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63 (a)	5.25	4/15/23	715
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services), Callable 4/15/14 @ 104.88	6.50	4/15/19	2,120
2,444	StoneMor Partners LP (Human Resource & Employment Services), Callable 6/1/16 @ 105.91 (a)	7.88	6/1/21	2,395
485	SunGard Data Systems, Inc. (IT Services), Callable 11/15/15 @ 103.81	7.63	11/15/20	514
3,130	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 102.13 (a)	4.25	11/15/23	2,794
1,600	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.19	6.38	8/1/22	1,676
3,680	Taylor Morrison Communities, Inc. (Homebuilding), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	3,496
1,028	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	4.50	4/1/21	959
2,125	Tenneco, Inc. (Auto Components), Callable 8/15/14 @ 103.88	7.75	8/15/18	2,274
90	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	104
2,350	Tesoro Logistics LP/Tesoro Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 102.94 (a)	5.88	10/1/20	2,327
4,150	The AES Corp. (Independent Power Producers & Energy Traders), Callable 6/1/21 @ 100.00	7.38	7/1/21	4,555
34	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	37
250	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	6/1/20	285
965	The Bon-Ton Department Stores, Inc. (Computer & Electronics Retail), Callable 6/15/16 @ 106.00 (a)	8.00	6/15/21	981
2,196	The Goodyear Tier & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,234
2,000	The Goodyear Tier & Rubber Co. (Auto Components)	8.75	8/15/20	2,330

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$825	The Manitowoc Co., Inc. (Machinery), Callable 11/1/15 @ 104.25	8.50	11/1/20	$899
800	The Manitowoc Co., Inc. (Machinery), Callable 2/15/14 @ 104.75	9.50	2/15/18	860
361	Tomkins LLC/Tomkins, Inc. (Machinery), Callable 10/1/14 @ 104.50	9.00	10/1/18	393
660	Toys“R”Us Property Co. I LLC (Real Estate Investment Trusts), Callable 7/15/13 @ 105.38	10.75	7/15/17	696
380	Toys“R”Us, Inc. (Multiline Retail)	7.38	10/15/18	343
125	Toys“R”Us, Inc. (Specialty Retail), Callable 2/15/15 @ 105.19	10.38	8/15/17	125
1,085	TransDigm Group, Inc. (Aerospace & Defense), Callable 7/15/16 @ 105.63 (a)	7.50	7/15/21	1,109
1,700	TransDigm Group, Inc. (Aerospace & Defense), Callable 12/15/14 @ 103.88	7.75	12/15/18	1,789
4,230	Trilogy International Partners LLC (Wireless Telecommunication Services), Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	4,061
1,320	TRW Automotive, Inc. (Auto Components) (a)	4.50	3/1/21	1,317
348	Tutor Perini Corp. (Construction & Engineering), Callable 11/1/14 @ 103.81	7.63	11/1/18	362
1,765	TW Telecom Holdings, Inc. (Communications Equipment), Callable 10/1/17 @ 102.69	5.38	10/1/22	1,752
1,860	United Refining Co. (Oil, Gas & Consumable Fuels), Callable 2/28/15 @ 105.25	10.50	2/28/18	2,051
1,215	United Rentals NA, Inc. (IT Services), Callable 7/15/15 @ 102.88	5.75	7/15/18	1,276
520	United Rentals NA, Inc. (IT Services), Callable 5/15/16 @ 103.69	7.38	5/15/20	555
1,890	United Rentals NA, Inc. (IT Services), Callable 4/15/17 @ 103.81	7.63	4/15/22	2,046
1,720	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 105.72	7.63	8/15/20	1,797
640	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56 (a)	5.13	5/15/23	605
1,460	Univision Communications, Inc. (Media), Callable 9/15/17 @ 103.38 (a)	6.75	9/15/22	1,533
305	Univision Communications, Inc. (Media), Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	330
1,289	USG Corp. (Building Products), Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	1,395
930	USG Corp. (Building Products)	9.75	1/15/18	1,056
1,255	Valassis Communications, Inc. (Media), Callable 2/1/16 @ 103.31	6.63	2/1/21	1,230
1,785	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	1,839
2,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.44	6.88	6/15/20	2,931
4,475	Visteon Corp. (Auto Components), Callable 4/15/14 @ 105.06	6.75	4/15/19	4,710
1,800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	2,016
2,075	WaveDivision Escrow LLC/WaveDivision Escrow Corp. (Industrial Conglomerates), Callable 9/1/16 @ 104.06 (a)	8.13	9/1/20	2,148
490	Weekley Homes LLC (Construction & Engineering), Callable 2/1/17 @ 104.50 (a)	6.00	2/1/23	481
2,480	West Corp. (Diversified Telecommunication Services), Callable 11/15/14 @ 103.94	7.88	1/15/19	2,579
662	West Corp. (Diversified Telecommunication Services), Callable 10/1/14 @ 104.31	8.63	10/1/18	708
615	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.19	6.38	8/1/23	575
120	Windstream Corp. (Diversified Telecommunication Services), Callable 8/5/13 @ 102.33	7.00	3/15/19	120
1,355	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 103.75	7.50	6/1/22	1,382
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/23	541
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 103.88	7.75	10/15/20	621
250	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	274
1,165	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods), Callable 10/15/16 @ 103.06 (a)	6.13	10/15/20	1,203
1,240	WPX Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/21 @ 100.00	6.00	1/15/22	1,252
525	XM Satellite Radio, Inc. (Media), Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	572
960	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment), Callable 7/1/15 @ 104.06	8.13	1/1/20	1,042
	Total Corporate Bonds			607,722
	Bank Loans — 2.51%
544	Alcatel-Lucent USA, Inc. (Communications Equipment) (a)(b)	7.25	1/29/19	548
978	Asurion Corp. (Wireless Telecommunication Services) (a)(b)	4.50	5/24/19	973
1,195	Berry Plastics Corp. (Containers & Packaging) (a)(b)	3.50	2/4/20	1,185

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Bank Loans (continued)
$1,312	Cequel Communications LLC (Diversified Telecommunication Services) (a)(b)	3.50	2/14/19	$1,303
159	Community Health Systems, Inc. (Health Care Providers & Services) (b)	3.78	1/25/17	159
2,064	Crown Castle International Corp. (Wireless Telecommunication Services) (b)	3.25	1/31/19	2,053
911	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels) (a)(b)	3.75	3/23/17	915
214	Fortescue Metals Group Ltd. (Metals & Mining) (a)(b)	5.25	10/31/17	212
1,630	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)(b)	5.00	2/13/20	1,614
1,209	INEOS Holdings Ltd. (Diversified Chemicals) (a)(b)	–	5/4/18	1,192
1,145	Level 3 Communications, Inc. (Diversified Telecommunication Services) (a)(b)	5.25	8/1/19	1,147
1,000	Nielsen Finance LLC/Nielsen Finance Co. (Software) (a)(b)	–	2/21/14	1,000
1,906	NRG Energy, Inc. (Independent Power Producers & Energy Traders) (b)	2.75	7/1/18	1,920
530	Scientific Games International, Inc. (Casinos & Gaming) (a)(b)	–	5/22/20	524
751	Toys“R” Us-Delaware, Inc. (Multiline Retail) (a)(b)	6.00	8/17/16	736
1,237	Tribune Co. (Media) (a)(b)	4.00	12/31/19	1,240
1,085	Virgin Media Investment Holdings Ltd. (Media) (a)(b)	–	2/15/20	1,074
1,097	Walter Energy Corp. (Metals & Mining) (a)(b)	5.75	3/4/18	1,083
	Total Bank Loans			18,878
	Yankee Dollars — 18.32%
1,415	Aguila 3 SA (Transportation Infrastructure), Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	1,457
2,035	Air Canada, Inc. (Airlines), Callable 8/6/13 @ 104.63 (a)	9.25	8/1/15	2,132
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	303
1,705	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	1,790
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,903
705	Aircastle Ltd. (Trading Companies & Distributors), Callable 8/1/14 @ 104.88	9.75	8/1/18	772
448	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.28 (a)	8.38	11/1/19	439
205	Aperam SA (Metals & Mining), Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	195
3,375	ArcelorMittal (Metals & Mining)	5.75	8/5/20	3,341
1,510	ArcelorMittal (Metals & Mining)	7.50	10/15/39	1,435
683	Ardagh Packaging Finance PLC (Containers & Packaging), Callable 10/15/14 @ 103.69 (a)	7.38	10/15/17	728
2,581	Barclays Bank PLC (Diversified Banks), Callable 6/15/32 @ 100.00, Perpetual Bond (a)(c)	6.86	—	2,555
3,008	Barrick Gold Corp. (Gold) (a)	4.10	5/1/23	2,513
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,171
3,159	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	3,135
1,474	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	1,636
680	Brookfield Residential Properties, Inc. (Real Estate Management & Development), Callable 7/1/17 @ 104.59 (a)	6.13	7/1/22	667
510	Brookfield Residential Properties, Inc. (Real Estate Management & Development), Callable 12/15/15 @ 104.88 (a)	6.50	12/15/20	514
1,600	Calcipar SA (Construction Materials), Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,640
1,500	Cascades, Inc. (Paper Products), Callable 1/15/15 @ 103.94	7.88	1/15/20	1,568
1,310	CGGVeritas (Energy Equipment & Services), Callable 6/1/16 @ 103.25	6.50	6/1/21	1,323
2,255	CHC Helicopter SA (Air Freight & Logistics), Callable 10/15/15 @ 104.63	9.25	10/15/20	2,311
2,540	CHC Helicopter SA (Air Freight & Logistics), Callable 6/1/16 @ 107.03 (a)	9.38	6/1/21	2,515
1,027	Cogeco Cable, Inc. (Cable & Satellite), Callable 5/1/16 @ 103.66 (a)	4.88	5/1/20	999
1,110	ConvaTec Healthcare E SA (Health Care Providers & Services), Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	1,213
4,202	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.25 (a)	6.50	10/1/17	4,191
1,666	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels), Callable 12/15/13 @ 104.25 (a)	8.50	12/15/16	1,749
215	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	245
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 2/1/14 @ 105.16 (a)	6.88	2/1/18	202
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,479

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$4,810	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	$4,953
1,814	Gibson Energy, Inc. (Oil & Gas Storage & Transporta), Callable 7/15/16 @ 105.06 (a)	6.75	7/15/21	1,807
2,729	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75	9.50	10/1/20	2,661
800	INEOS Finance PLC (Chemicals), Callable 5/1/15 @ 105.62 (a)	7.50	5/1/20	850
800	INEOS Group Holdings SA (Specialty Chemicals), Callable 5/15/15 @ 103.06 (a)	6.13	8/15/18	764
2,610	Inmet Mining Corp. (Metals & Mining), Callable 6/1/16 @ 104.38 (a)	8.75	6/1/20	2,669
3,645	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75 (a)	5.50	8/1/23	3,426
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,252
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,258
2,120	Intelsat Luxembourg SA (Communications Equipment), Callable 6/1/17 @ 103.88 (a)	7.75	6/1/21	2,141
4,500	Intergen NV (Independent Power Producers &), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	4,387
529	Kinove German Bondco GmbH (Chemicals), Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	573
2,700	LyondellBasell Industries NV (Chemicals), Callable 8/17/21 @ 100.00	6.00	11/15/21	3,034
800	MDC Partners, Inc. (Media), Callable 4/1/16 @ 103.38 (a)	6.75	4/1/20	798
3,441	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	3,338
2,000	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 104.88 (a)	6.50	3/15/21	1,983
550	MMI International Ltd. (Industrial Conglomerates), Callable 3/1/15 @ 104.00 (a)	8.00	3/1/17	553
835	Mood Media Corp. (Media), Callable 10/15/15 @ 106.94 (a)	9.25	10/15/20	764
510	National Money Mart Co. (Diversified Financial Services), Callable 12/15/13 @ 105.19	10.38	12/15/16	541
595	New Gold, Inc. (Metals & Mining), Callable 11/15/17 @ 103.13 (a)	6.25	11/15/22	570
1,210	NII International Telecom SA (Communications Equipment), Callable 2/15/17 @ 103.94 (a)	7.88	8/15/19	1,146
1,445	NII International Telecom SA (Communications Equipment), Callable 2/15/17 @ 105.69 (a)	11.38	8/15/19	1,546
530	Nova Chemicals Corp. (Chemicals), Callable 11/1/14 @ 104.31	8.63	11/1/19	581
1,555	Novelis, Inc. (Metals & Mining), Callable 12/15/13 @ 106.28	8.38	12/15/17	1,648
700	Nufarm Australia Ltd. (Chemicals), Callable 10/15/15 @ 104.78 (a)	6.38	10/15/19	698
650	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment), Callable 3/15/18 @ 100.00 (a)	5.75	3/15/23	655
1,315	Offshore Group Investment Ltd. (Energy Equipment & Services), Callable 4/1/18 @ 103.56 (a)	7.13	4/1/23	1,292
1,715	Offshore Group Investment Ltd. (Energy Equipment & Services), Callable 11/1/15 @ 105.63	7.50	11/1/19	1,788
385	OXEA Finance & Cy SCA (Chemicals), Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	413
1,370	Pacific Drilling SA (Oil, Gas & Consumable Fuels), Callable 6/1/16 @ 104.03 (a)	5.38	6/1/20	1,281
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 103.63 (a)	7.25	12/1/17	2,622
1,143	Quebecor Media, Inc. (Cable & Satellite)	5.75	1/15/23	1,114
910	RDS Ultra-Deepwater Ltd. (Energy Equipment & Services), Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	983
518	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	508
605	Sable International Finance Ltd. (Communications Equipment), Callable 2/1/16 @ 104.38 (a)	8.75	2/1/20	666
3,095	Satmex Escrow SA de CV (Diversified Telecommunication Services), Callable 5/15/14 @ 104.75	9.50	5/15/17	3,273
1,030	Schaeffler Finance BV (Auto Parts & Equipment), Callable 5/15/16 @ 103.56 (a)	4.75	5/15/21	979
2,427	Seagate HDD Cayman (Computers & Peripherals) (a)	4.75	6/1/23	2,263
2,260	Seagate HDD Cayman (Computers & Peripherals), Callable 5/1/15 @ 103.44	6.88	5/1/20	2,396
1,650	Sensata Technologies BV (Semiconductors) (a)	4.88	10/15/23	1,588
2,375	Silver II Borrower SCA/Silver II US Holdings LLC (Aerospace & Defense), Callable 12/15/15 @ 105.81 (a)	7.75	12/15/20	2,387
2,986	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	2,878

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$650	Tembec Industries, Inc. (Paper & Forest Products), Callable 12/15/14 @ 105.62	11.25	12/15/18	$702
3,285	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	3,474
1,000	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	1,035
1,261	Videotron Ltee (Software)	5.00	7/15/22	1,229
695	Viking Cruises Ltd. (Hotels, Restaurants & Leisure), Callable 10/15/17 @ 104.25 (a)	8.50	10/15/22	761
4,157	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.06 (a)	6.75	8/15/18	4,261
1,055	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.63 (a)	7.50	7/15/21	1,092
905	White Mountains Re Group Ltd. (Insurance), Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	934
2,503	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	2,522
881	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	879
1,927	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	1,941
	Total Yankee Dollars			137,978
	Preferred Stocks — 0.77%
108,934	Countrywide Capital V (Thrifts & Mortgage Finance) Callable 7/15/13 @ 25.00			2,741
33,900	General Motors Co., Series B (Automobile Manufacturers)			1,633
55,515	GMAC Capital Trust I (Diversified Banks) Callable 2/15/16 @ 25.00 (e)			1,446
	Total Preferred Stocks			5,820
	Time Deposit — 2.96%
$22,256	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/13	22,256
	Total Time Deposit			22,256
	Total Investments (cost $785,156) — 105.26%			792,654
	Liabilities in excess of other assets — (5.26)%			(39,600)
	Net Assets — 100.00%			$753,054
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013.
(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2013.
(e)	Security was fair valued on June 30, 2013 and represents a Level 2 security.

MTN — Medium Term Note

REIT — Real Estate Investment Trust

ULC — Unlimited Liability Co.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — June 30, 2013

As of June 30, 2013, the Portfolio had the following unfunded loan commitments related to Bank Loan securities (amounts in thousands):

Issuer	Unfunded Commitments (000)	Unrealized Appreciation/(Depreciation) (000)*
Asurion Corp.	$60	$973
INEOS Holdings Ltd.	1,209	1,192
Nielsen Finance LLC/Nielsen Finance Co.	1,000	1,000
Scientific Games International, Inc.	530	524
Virgin Media Investment Holdings Ltd.	1,085	1,074
	$3,884	$4,763
*	The unrealized appreciation/(depreciation) is that of the total of the funded and unfunded commitments as of June 30, 2013.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	Fort Washington	Seix Investment Advisors LLC	Total
Corporate Bonds	44.70%	36.00%	80.70%
Bank Loans	—	2.51%	2.51%
Yankee Dollars	10.06%	8.26%	18.32%
Preferred Stocks	0.36%	0.41%	0.77%
Time Deposits	1.00%	1.96%	2.96%
Other Assets (Liabilities)	-5.31%	0.05%	-5.26%
Total Net Assets	50.81%	49.19%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 11.19%
$475	Fannie Mae	0.38	3/16/15	$475
320	Fannie Mae, Callable 10/29/13 @ 100.00	0.50	4/29/16	317
250	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	249
95	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	95
585	Fannie Mae, Callable 9/18/13 @ 100.00	0.55	3/18/16	583
415	Fannie Mae, Callable 10/18/13 @ 100.00	0.57	4/18/16	413
585	Fannie Mae	0.88	10/26/17	572
800	Fannie Mae	0.88	8/28/17	784
450	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	442
45	Fannie Mae, Callable 2/14/14 @ 100.00	1.01	2/14/18	44
250	Fannie Mae, Callable 9/27/13 @ 100.00	1.07	9/27/17	246
75	Fannie Mae, Callable 3/28/14 @ 100.00	1.13	3/28/18	73
250	Fannie Mae, Callable 2/28/14 @ 100.00	1.15	2/28/18	245
150	Fannie Mae, Callable 1/30/14 @ 100.00	1.25	1/30/19	145
350	Fannie Mae	1.25	9/28/16	354
900	Fannie Mae	1.63	10/26/15	922
486	Fannie Mae	2.63	11/20/14	502
580	Fannie Mae (a)	3.56	10/9/19	487
610	Fannie Mae	5.00	2/13/17	695
1,000	Fannie Mae	5.00	3/15/16	1,115
400	Fannie Mae	5.25	9/15/16	455
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	31
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	170
85	Fannie Mae	6.21	8/6/38	115
225	Fannie Mae	6.25	5/15/29	292
160	Fannie Mae	6.63	11/15/30	217
230	Fannie Mae	7.25	5/15/30	330
150	Federal Farm Credit Bank, Callable 8/7/13 @ 100.00	0.54	11/7/16	148
85	Federal Farm Credit Bank, Callable 8/15/13 @ 100.00	0.73	8/15/16	85
300	Federal Farm Credit Bank	4.88	12/16/15	331
250	Federal Farm Credit Bank	5.13	8/25/16	283
155	Federal Home Loan Bank, Callable 7/30/13 @ 100.00	0.38	7/30/15	155
125	Federal Home Loan Bank, Callable 7/26/13 @ 100.00	1.13	6/26/17	124
590	Federal Home Loan Bank	2.75	3/13/15	614
300	Federal Home Loan Bank	4.75	12/16/16	339
750	Federal Home Loan Bank, Series 1069	5.00	11/17/17	861
580	Federal Home Loan Bank	5.25	12/11/20	690
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	566
65	Federal Home Loan Bank	5.50	7/15/36	80
1,500	Federal Home Loan Bank, Series 976	5.50	8/13/14	1,589
250	Fennie Mae, Callable 11/22/13 @ 100.00	0.70	5/22/17	245
350	Fennie Mae	0.88	12/20/17	341
750	Fennie Mae	0.88	2/8/18	728
300	Fennie Mae, Callable 9/28/13 @ 100.00	1.00	12/28/17	293

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$300	Fennie Mae, Series 0001, Callable 4/30/14 @ 100.00	1.00	4/30/18	$291
50	Fennie Mae, Callable 11/15/13 @ 100.00	1.00	2/15/18	49
100	Fennie Mae, Callable 8/22/13 @ 100.00	2.50	2/22/23	96
400	Fennie Mae	5.38	6/12/17	463
200	Freddie Mac, Callable 9/18/13 @ 100.00	0.42	9/18/15	200
75	Freddie Mac, Callable 1/28/15 @ 100.00	0.50	1/28/16	75
100	Freddie Mac	0.50	8/28/15	100
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	500
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	501
400	Freddie Mac	1.00	8/27/14	404
400	Freddie Mac	1.25	8/1/19	381
250	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	238
700	Freddie Mac	1.75	9/10/15	719
150	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	150
750	Freddie Mac	2.38	1/13/22	728
100	Freddie Mac, Callable 4/17/14 @ 100.00	2.50	4/17/23	96
767	Freddie Mac	2.88	2/9/15	798
575	Freddie Mac, Callable 7/31/13 @ 100.00	3.00	7/31/19	576
1,150	Freddie Mac	3.75	3/27/19	1,264
1,100	Freddie Mac	4.75	1/19/16	1,215
1,940	Freddie Mac	5.25	4/18/16	2,183
80	Freddie Mac	6.75	3/15/31	110
290	Tennessee Valley Authority	4.70	7/15/33	312
135	Tennessee Valley Authority	5.25	9/15/39	152
190	Tennessee Valley Authority	6.15	1/15/38	243
	Total U.S. Government Agency Securities			29,684
	Corporate Bond — 0.10%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	276
	Total Corporate Bond			276
	U.S. Treasury Obligations — 87.91%
2,034	U.S. Treasury Bond	2.75	11/15/42	1,754
1,510	U.S. Treasury Bond	2.75	8/15/42	1,303
617	U.S. Treasury Bond	2.88	5/15/43	546
1,039	U.S. Treasury Bond	3.00	5/15/42	947
1,731	U.S. Treasury Bond	3.13	2/15/42	1,621
397	U.S. Treasury Bond	3.13	2/15/43	371
2,446	U.S. Treasury Bond	3.13	11/15/41	2,293
1,240	U.S. Treasury Bond	3.75	8/15/41	1,309
935	U.S. Treasury Bond	3.88	8/15/40	1,011
690	U.S. Treasury Bond	4.25	11/15/40	793
1,211	U.S. Treasury Bond	4.38	5/15/40	1,420
982	U.S. Treasury Bond	4.38	11/15/39	1,151
1,075	U.S. Treasury Bond	4.38	2/15/38	1,259

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$992	U.S. Treasury Bond	4.50	8/15/39	$1,186
973	U.S. Treasury Bond	4.63	2/15/40	1,186
1,400	U.S. Treasury Bond	4.75	2/15/41	1,740
793	U.S. Treasury Bond	4.75	2/15/37	978
850	U.S. Treasury Bond	5.25	11/15/28	1,081
605	U.S. Treasury Bond	5.38	2/15/31	788
313	U.S. Treasury Bond	5.50	8/15/28	407
900	U.S. Treasury Bond	6.00	2/15/26	1,208
1,235	U.S. Treasury Bond	6.13	11/15/27	1,695
1,222	U.S. Treasury Bond	6.25	8/15/23	1,640
135	U.S. Treasury Bond	6.25	5/15/30	191
474	U.S. Treasury Bond	7.13	2/15/23	669
7	U.S. Treasury Bond	7.88	2/15/21	10
110	U.S. Treasury Bond	8.13	8/15/21	160
1,465	U.S. Treasury Note	0.25	7/15/15	1,461
3,000	U.S. Treasury Note	0.25	2/28/15	2,998
1,350	U.S. Treasury Note	0.25	12/15/14	1,350
3,686	U.S. Treasury Note	0.25	9/15/14	3,687
1,000	U.S. Treasury Note	0.25	3/31/15	999
1,600	U.S. Treasury Note	0.25	9/30/14	1,601
1,601	U.S. Treasury Note	0.25	9/15/15	1,594
1,825	U.S. Treasury Note	0.25	12/15/15	1,814
1,760	U.S. Treasury Note	0.25	5/15/15	1,757
1,901	U.S. Treasury Note	0.25	10/15/15	1,893
1,315	U.S. Treasury Note	0.25	8/15/15	1,310
2,500	U.S. Treasury Note	0.38	6/30/15	2,501
1,671	U.S. Treasury Note	0.38	2/15/16	1,664
2,214	U.S. Treasury Note	0.38	3/15/16	2,202
1,898	U.S. Treasury Note	0.38	11/15/15	1,894
1,485	U.S. Treasury Note	0.38	11/15/14	1,488
1,899	U.S. Treasury Note	0.38	1/15/16	1,892
2,047	U.S. Treasury Note	0.38	6/15/15	2,048
1,680	U.S. Treasury Note	0.38	4/15/15	1,682
1,000	U.S. Treasury Note	0.50	10/15/14	1,004
800	U.S. Treasury Note	0.63	4/30/18	773
650	U.S. Treasury Note	0.63	9/30/17	636
2,950	U.S. Treasury Note	0.63	5/31/17	2,903
2,200	U.S. Treasury Note	0.63	11/30/17	2,145
1,913	U.S. Treasury Note	0.75	3/31/18	1,862
1,850	U.S. Treasury Note	0.75	2/28/18	1,805
1,000	U.S. Treasury Note	0.75	10/31/17	981
1,526	U.S. Treasury Note	0.75	12/31/17	1,493
2,665	U.S. Treasury Note	0.88	4/30/17	2,652
50	U.S. Treasury Note	0.88	12/31/16	50

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,755	U.S. Treasury Note	0.88	1/31/18	$1,724
1,522	U.S. Treasury Note	0.88	11/30/16	1,523
2,000	U.S. Treasury Note	0.88	2/28/17	1,995
1,750	U.S. Treasury Note	0.88	7/31/19	1,667
2,303	U.S. Treasury Note	1.00	9/30/16	2,319
2,100	U.S. Treasury Note	1.00	3/31/17	2,102
1,500	U.S. Treasury Note	1.13	9/30/19	1,434
1,000	U.S. Treasury Note	1.13	3/31/20	953
1,055	U.S. Treasury Note	1.13	4/30/20	1,003
200	U.S. Treasury Note	1.13	5/31/19	194
1,637	U.S. Treasury Note	1.25	8/31/15	1,666
1,285	U.S. Treasury Note	1.25	4/30/19	1,258
1,000	U.S. Treasury Note	1.25	2/29/20	963
2,028	U.S. Treasury Note	1.25	10/31/15	2,065
1,395	U.S. Treasury Note	1.25	1/31/19	1,373
1,606	U.S. Treasury Note	1.25	9/30/15	1,635
995	U.S. Treasury Note	1.38	2/28/19	984
1,185	U.S. Treasury Note	1.38	11/30/18	1,177
1,620	U.S. Treasury Note	1.38	11/30/15	1,654
2,000	U.S. Treasury Note	1.38	6/30/18	1,999
1,290	U.S. Treasury Note	1.38	9/30/18	1,284
1,893	U.S. Treasury Note	1.38	12/31/18	1,877
820	U.S. Treasury Note	1.50	3/31/19	815
1,100	U.S. Treasury Note	1.50	7/31/16	1,126
1,257	U.S. Treasury Note	1.63	11/15/22	1,173
1,250	U.S. Treasury Note	1.63	8/15/22	1,173
640	U.S. Treasury Note	1.75	10/31/18	649
2,127	U.S. Treasury Note	1.75	5/15/22	2,028
711	U.S. Treasury Note	1.75	5/31/16	733
1,683	U.S. Treasury Note	1.75	7/31/15	1,731
1,148	U.S. Treasury Note	1.75	5/15/23	1,075
3,140	U.S. Treasury Note	1.88	6/30/15	3,234
1,200	U.S. Treasury Note	1.88	10/31/17	1,235
166	U.S. Treasury Note	1.88	9/30/17	171
2,297	U.S. Treasury Note	2.00	2/15/22	2,247
1,714	U.S. Treasury Note	2.00	11/15/21	1,684
2,938	U.S. Treasury Note	2.00	2/15/23	2,828
1,823	U.S. Treasury Note	2.00	1/31/16	1,892
2,016	U.S. Treasury Note	2.00	4/30/16	2,093
491	U.S. Treasury Note	2.13	12/31/15	511
1,718	U.S. Treasury Note	2.13	2/29/16	1,789
2,265	U.S. Treasury Note	2.13	5/31/15	2,342
2,949	U.S. Treasury Note	2.13	11/30/14	3,027
2,147	U.S. Treasury Note	2.13	8/15/21	2,138

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,811	U.S. Treasury Note	2.25	1/31/15	$1,867
1,074	U.S. Treasury Note	2.25	11/30/17	1,122
3,402	U.S. Treasury Note	2.38	8/31/14	3,487
1,295	U.S. Treasury Note	2.38	7/31/17	1,361
1,445	U.S. Treasury Note	2.38	3/31/16	1,516
3,820	U.S. Treasury Note	2.38	9/30/14	3,922
2,570	U.S. Treasury Note	2.38	2/28/15	2,659
3,234	U.S. Treasury Note	2.38	10/31/14	3,326
2,750	U.S. Treasury Note	2.50	6/30/17	2,906
2,590	U.S. Treasury Note	2.50	4/30/15	2,692
1,228	U.S. Treasury Note	2.50	3/31/15	1,275
906	U.S. Treasury Note	2.63	1/31/18	961
2,000	U.S. Treasury Note	2.63	2/29/16	2,109
1,993	U.S. Treasury Note	2.63	11/15/20	2,077
2,447	U.S. Treasury Note	2.63	8/15/20	2,557
3,716	U.S. Treasury Note	2.63	7/31/14	3,813
592	U.S. Treasury Note	2.63	4/30/16	625
765	U.S. Treasury Note	2.75	12/31/17	816
1,029	U.S. Treasury Note	2.75	2/15/19	1,095
265	U.S. Treasury Note	3.00	9/30/16	284
2,367	U.S. Treasury Note	3.00	8/31/16	2,535
2,110	U.S. Treasury Note	3.13	5/15/21	2,266
1,382	U.S. Treasury Note	3.13	4/30/17	1,492
2,181	U.S. Treasury Note	3.13	1/31/17	2,353
1,430	U.S. Treasury Note	3.13	5/15/19	1,552
2,202	U.S. Treasury Note	3.25	12/31/16	2,383
2,417	U.S. Treasury Note	3.25	3/31/17	2,620
349	U.S. Treasury Note	3.25	7/31/16	376
1,780	U.S. Treasury Note	3.25	6/30/16	1,916
1,382	U.S. Treasury Note	3.38	11/15/19	1,521
2,391	U.S. Treasury Note	3.50	5/15/20	2,645
1,149	U.S. Treasury Note	3.50	2/15/18	1,264
1,129	U.S. Treasury Note	3.63	8/15/19	1,258
2,540	U.S. Treasury Note	3.63	2/15/20	2,833
1,752	U.S. Treasury Note	3.63	2/15/21	1,947
1,500	U.S. Treasury Note	3.75	11/15/18	1,677
1,165	U.S. Treasury Note	3.88	5/15/18	1,305
2,167	U.S. Treasury Note	4.00	2/15/15	2,297
548	U.S. Treasury Note	4.13	5/15/15	587
131	U.S. Treasury Note	4.25	8/15/15	142
2,290	U.S. Treasury Note	4.25	8/15/14	2,393
2,164	U.S. Treasury Note	4.25	11/15/17	2,448
1,032	U.S. Treasury Note	4.50	11/15/15	1,130
648	U.S. Treasury Note	4.50	5/15/17	734

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1	U.S. Treasury Note	4.75	8/15/17	$1
1,304	U.S. Treasury Note	9.13	5/15/18	1,785
	Total U.S. Treasury Obligations			233,330
	Time Deposit — 0.05%
121	State Street Liquidity Management Control System Time Deposit	0.01	7/1/13	121
	Total Time Deposit			121
	Total Investments (cost $263,240) — 99.25%			263,411
	Other assets in excess of liabilities — 0.75%			1,979
	Net Assets — 100.00%			$265,390
(a)	Rate disclosed represents effective yield at purchase.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 80.15%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,114
3,914	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	3,780
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	60
2,627	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,405
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	730
3,610	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	3,370
2,164	Apple, Inc. (Computer Hardware)	2.40	5/3/23	2,007
957	AT&T, Inc. (Wireless Telecommunication Services)	0.90	2/12/16	950
1,545	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	1,344
1,998	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	2,080
1,580	AutoZone, Inc. (Specialty Retail), Callable 1/15/22 @ 100.00	3.70	4/15/22	1,536
1,949	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	2,127
2,474	Bank of America Corp., MTN (Diversified Banks)	3.30	1/11/23	2,338
1,667	Barrick NA Finance LLC (Diversified Metals & Mining) (a)	5.75	5/1/43	1,348
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,501
1,683	Boston Properties LP (Diversified REITs), Callable 11/1/23 @ 100.00	3.80	2/1/24	1,653
3,299	CC Holdings GS V LLC (Wireless Telecommunication Services)	3.85	4/15/23	3,111
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	1,841
3,139	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	3,560
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,066
2,474	Citigroup, Inc. (Other Diversified Financial Services)	3.38	3/1/23	2,367
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	898
1,957	Comcast Corp. (Media)	3.13	7/15/22	1,907
3,212	Comcast Corp. (Media)	4.65	7/15/42	3,080
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,458
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	901
1,348	eBay, Inc. (Internet Software & Services), Callable 4/15/22 @ 100.00	2.60	7/15/22	1,256
2,603	EMC Corp. (Computer Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	2,555
1,617	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/40 @ 100.00	5.50	9/15/40	1,560
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 12/1/40 @ 100.00	6.05	6/1/41	1,139
1,525	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,644
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,623
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	711
5,551	ERP Operating LP (Diversified REITs), Callable 1/15/23 @ 100.00	3.00	4/15/23	5,101
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,209
1,733	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	1,765
2,058	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services), Callable 1/15/23 @ 100.00	3.50	4/15/23	1,859
3,302	Fifth Third Bank, Series BKNT (Commercial Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	3,190
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,673
2,600	General Electric Capital Corp., Series C (Diversified Financial Services), Callable 6/15/23 @ 100.00, Perpetual Bond (b)(c)	5.25	12/31/99	2,470
4,000	General Electric Capital Corp., Series B (Diversified Financial Services), Callable 12/15/22 @ 100.00, Perpetual Bond (b)(c)	6.25	12/15/49	4,250
1,360	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,265
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,254
2,170	Georgia-Pacific LLC (Paper Products) (a)	3.73	7/15/23	2,113

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,430	Goldman Sachs Group, Inc. (Investment Banking & Brokerage)	3.63	1/22/23	$2,325
2,736	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,059
4,550	IBM Corp. (IT Services)	0.88	10/31/14	4,572
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,341
3,514	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	3,192
1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,152
1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	1,785
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	627
562	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	577
1,679	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	1,639
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	4,297
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,669
2,222	Macy's Retail Holdings, Inc. (Multiline Retail), Callable 8/15/42 @ 100.00	4.30	2/15/43	1,910
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,525
1,742	Merck & Co., Inc. (Pharmaceuticals)	1.30	5/18/18	1,689
1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,218
2,446	Morgan Stanley (Diversified Banks)	3.75	2/25/23	2,339
1,054	Mylan, Inc. (Pharmaceuticals) (a)	1.80	6/24/16	1,049
2,394	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,294
2,368	Pacific Gas & Electric Co. (Independent Power Producers & Energy Traders), Callable 3/15/23 @ 100.00	3.25	6/15/23	2,319
1,338	Perrigo Co. (Pharmaceuticals), Callable 2/15/23 @ 100.00	2.95	5/15/23	1,237
3,967	PNC Bank NA (Commercial Banks), Callable 12/28/15 @ 100.00	0.80	1/28/16	3,940
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,336
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	684
1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	1,837
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,703
1,357	The Dow Chemical Co. (Chemicals), Callable 5/15/42 @ 100.00	4.38	11/15/42	1,201
3,373	Time Warner Cable, Inc. (Media), Callable 6/1/21 @ 100.00	4.00	9/1/21	3,230
756	Time Warner, Inc. (Media)	6.20	3/15/40	832
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,600
1,418	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	1,398
1,000	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	982
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	578
987	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,078
5,641	Wal-Mart Stores, Inc. (Hypermarkets & Super Centers)	1.13	4/11/18	5,475
3,241	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	3,260
2,453	Williams Partners LP (Oil, Gas & Consumable Fuels), Callable 8/15/20 @ 100.00	4.13	11/15/20	2,473
1,853	Zoetis, Inc. (Personal Products), Callable 11/1/22 @ 100.00 (a)	3.25	2/1/23	1,761
	Total Corporate Bonds			176,352

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2013

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars — 14.95%
$1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	$1,287
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,479
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,339
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,866
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,034
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,505
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,888
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	3,791
2,516	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	2,425
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	58
1,906	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	2,253
2,292	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,203
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,886
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	644
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,107
1,977	Wesfarmers Ltd. (Multiline Retail) (a)	1.87	3/20/18	1,936
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,198
	Total Yankee Dollars			32,898
	Preferred Stocks — 3.29%
45,975	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			1,185
32,025	PNC Financial Services Group, Inc., Series P (Regional Banks) Callable 5/1/22 @ 25.00			861
18,300	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			442
61,325	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			1,594
45,825	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			1,256
67,800	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			1,905
	Total Preferred Stocks			7,244
	Mutual Fund — 0.37%
824,328	SSgA U.S. Government Money Market Fund (d)	0.00		824
	Total Mutual Fund			824
	Total Investments (cost $220,559) — 98.76%			217,318
	Other assets in excess of liabilities — 1.24%			2,736
	Net Assets — 100.00%			$220,054
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013.
(d)	The rate disclosed is the rate in effect on June 30, 2013.

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.91%
$350	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$349
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	663
550	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	591
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	349
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	350
	Total Asset Backed Securities			2,302
	Collateralized Mortgage Obligations — 5.44%
370	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	396
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.53	1/15/46	963
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	510
1,116	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,199
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	914
400	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	6.06	7/10/38	443
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	934
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	1,049
200	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4	4.74	2/15/30	209
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	123
500	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4 (a)	5.74	8/12/43	554
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.04	11/12/16	896
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,944
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.09	7/11/17	1,473
974	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	1,076
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	1,113
	Total Collateralized Mortgage Obligations			13,796
	U.S. Government Agency Mortgages — 98.48%
600	Fannie Mae, 15 YR TBA	2.50	8/25/27	602
2,400	Fannie Mae, 15 YR TBA	2.50	7/25/27	2,414
200	Fannie Mae, 15 YR TBA	3.00	8/25/27	205
300	Fannie Mae, 15 YR TBA	3.00	7/25/28	309
880	Fannie Mae, 15 YR TBA	4.50	7/25/28	933
600	Fannie Mae, 30 YR TBA	2.50	7/25/43	557
1,500	Fannie Mae, 30 YR TBA	3.00	8/25/42	1,462
1,400	Fannie Mae, 30 YR TBA	3.00	7/25/43	1,368
1,400	Fannie Mae, 30 YR TBA	4.00	7/25/43	1,458
600	Fannie Mae, 30 YR TBA	4.50	7/25/43	635
900	Fannie Mae, 30 YR TBA	5.00	7/25/43	969
297	Fannie Mae, Pool #MA1401	3.00	4/1/33	300
100	Fannie Mae, Pool #AT1575	3.00	5/1/43	98
192	Fannie Mae, Pool #982892	4.50	5/1/23	203
184	Fannie Mae, Pool #AA0860	4.50	1/1/39	195
277	Fannie Mae, Pool #MA0511	4.50	9/1/30	294
574	Fannie Mae, Pool #796663	5.00	9/1/19	613
597	Fannie Mae, Pool #725504	5.00	1/1/19	637
7	Fannie Mae, Pool #868986	5.00	5/1/21	7
203	Fannie Mae, Pool #MA0184	5.00	9/1/29	220
3	Fannie Mae, Pool #650196	5.00	11/1/17	3
3,572	Fannie Mae, Pool #190405	4.00	10/1/40	3,722
296	Fannie Mae, Pool #545400	5.50	1/1/17	313
96	Fannie Mae, Pool #545900	5.50	7/1/17	102
174	Fannie Mae, Pool #625938	5.50	3/1/17	183
102	Fannie Mae, Pool #627241	5.50	9/1/17	108
13	Fannie Mae, Pool #630942	5.50	2/1/17	13
4,618	Fannie Mae, Pool #725228	6.00	3/1/34	5,153
228	Fannie Mae, Pool #888596	6.50	7/1/37	251
3,324	Fannie Mae, Pool #889117	5.00	10/1/35	3,596
1,032	Fannie Mae, Pool #889984	6.50	10/1/38	1,143

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5,061	Fannie Mae, Pool #890221	5.50	12/1/33	$5,558
126	Fannie Mae, Pool #909662	5.50	2/1/22	136
204	Fannie Mae, Pool #949500	5.50	9/1/22	220
4,478	Fannie Mae, Pool #959451	6.00	12/1/37	4,866
242	Fannie Mae, Pool #976945	5.50	2/1/23	261
643	Fannie Mae, Pool #AA9781	4.50	7/1/24	683
719	Fannie Mae, Pool #AB3192	4.50	6/1/41	763
720	Fannie Mae, Pool #AB4483	3.00	2/1/27	742
2,607	Fannie Mae, Pool #AB4689	3.50	3/1/42	2,650
2,537	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,579
2,230	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,182
999	Fannie Mae, Pool #AC7328	4.00	12/1/39	1,041
4,732	Fannie Mae, Pool #AD0527	5.50	6/1/39	5,132
1,202	Fannie Mae, Pool #AE0442	6.50	1/1/39	1,323
928	Fannie Mae, Pool #AH5859	4.00	2/1/41	967
4,365	Fannie Mae, Pool #AH5988	5.00	3/1/41	4,755
4,900	Fannie Mae, Pool #AH6242	4.00	4/1/26	5,165
6,445	Fannie Mae, Pool #AH7521	4.50	3/1/41	6,833
1,519	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,611
852	Fannie Mae, Pool #AI4815	4.50	6/1/41	903
718	Fannie Mae, Pool #AI6016	4.00	7/1/41	749
1,829	Fannie Mae, Pool #AJ1300 (a)	2.93	10/1/41	1,903
1,563	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,630
73	Fannie Mae, Pool #AJ6181	3.50	12/1/26	77
2,063	Fannie Mae, Pool #AJ7689	4.00	12/1/41	2,152
1,505	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,570
925	Fannie Mae, Pool #AK0006	3.00	1/1/27	952
225	Fannie Mae, Pool #AK0706	3.50	2/1/27	235
1,346	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,386
4,257	Fannie Mae, Pool #AK7497	3.50	4/1/42	4,328
562	Fannie Mae, Pool #AK8522	3.00	3/1/27	578
794	Fannie Mae, Pool #AL0583	6.50	10/1/39	880
171	Fannie Mae, Pool #AL0725	5.50	6/1/24	181
1,719	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,823
2,642	Fannie Mae, Pool #AL1717	3.50	5/1/27	2,755
1,380	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,350
3,005	Fannie Mae, Pool #AO2548	3.50	4/1/42	3,055
839	Fannie Mae, Pool #AO3019	2.50	5/1/27	845
843	Fannie Mae, Pool #AO3760	3.50	5/1/42	857
3,323	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,378
1,052	Fannie Mae, Pool #AP2465	3.00	8/1/42	1,029
899	Fannie Mae, Pool #AP4742	2.50	8/1/27	905
2,168	Fannie Mae, Pool #AP6375	3.00	9/1/42	2,122
1,900	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,859
1,147	Fannie Mae, Pool #AP9390	3.50	10/1/42	1,166
1,047	Fannie Mae, Pool #AQ0546	3.50	11/1/42	1,065
2,613	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,556
943	Fannie Mae, Pool #MA0481	4.50	8/1/30	999
542	Fannie Mae, Pool #MA0493	4.00	8/1/30	565
1,188	Fannie Mae, Pool #MA0641	4.00	2/1/31	1,240
80	Fannie Mae, Pool #MA1021	3.50	3/1/27	83
739	Fannie Mae, Pool #MA1059	3.50	5/1/32	761
760	Fannie Mae, Pool #MA1107	3.50	7/1/32	783
1,085	Fannie Mae, Pool #MA1210	2.50	9/1/49	1,093
1,022	Fannie Mae, Pool #MA1277	2.50	12/1/27	1,029
974	Fannie Mae, Pool #MA1307	3.00	1/1/33	984

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$196	Fannie Mae, Pool #MA1338	3.00	2/1/33	$198
3,270	Freddie Mac, Gold 15 YR TBA	2.50	7/15/27	3,286
300	Freddie Mac, Gold 15 YR TBA	2.50	8/15/27	301
2,600	Freddie Mac, Gold 15 YR TBA	3.00	7/15/28	2,671
300	Freddie Mac, Gold 15 YR TBA	4.00	8/15/28	314
800	Freddie Mac, Gold 15 YR TBA	4.00	7/15/28	838
980	Freddie Mac, Gold 15 YR TBA	4.50	7/15/28	1,028
100	Freddie Mac, Gold 30 YR TBA	2.50	7/15/43	92
600	Freddie Mac, Gold 30 YR TBA	3.00	8/15/43	583
4,780	Freddie Mac, Gold 30 YR TBA	3.00	7/15/43	4,659
400	Freddie Mac, Gold 30 YR TBA	3.50	8/15/43	404
2,800	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	2,835
1,800	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	1,869
200	Freddie Mac, Gold 30 YR TBA	4.00	7/15/43	208
491	Freddie Mac, Pool #G18459	2.50	3/1/28	494
330	Freddie Mac, Pool #J22874	2.50	3/1/28	332
889	Freddie Mac, Pool #G08534	3.00	6/1/43	868
31	Freddie Mac, Pool #Q18882	3.00	5/1/43	30
499	Freddie Mac, Pool #G08525	3.00	5/1/43	487
100	Freddie Mac, Pool #Q18599	3.00	6/1/43	98
295	Freddie Mac, Pool #K90311	3.00	4/1/33	299
495	Freddie Mac, Pool #C04446	3.00	1/1/43	484
196	Freddie Mac, Pool #Q05770	4.00	1/1/42	203
401	Freddie Mac, Pool #J09503	4.50	4/1/24	421
43	Freddie Mac, Pool #1G2883 (a)	4.90	6/1/38	45
95	Freddie Mac, Pool #G30371	5.50	12/1/27	103
115	Freddie Mac, Pool #G30414	5.50	7/1/28	124
213	Freddie Mac, Pool #A62706	6.00	6/1/37	231
225	Freddie Mac, Pool #G05709	6.00	6/1/38	244
396	Freddie Mac, Pool #G03551	6.00	11/1/37	430
2,735	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	2,830
22	Freddie Mac, Pool #A69671	5.50	12/1/37	24
8	Freddie Mac, Pool #A79636	5.50	7/1/38	9
4,858	Freddie Mac, Pool #A96286	4.00	1/1/41	5,055
693	Freddie Mac, Pool #A97495	4.50	3/1/41	730
9,476	Freddie Mac, Pool #A97692	4.50	3/1/41	10,006
2,407	Freddie Mac, Pool #C01598	5.00	8/1/33	2,586
487	Freddie Mac, Pool #C91403	3.50	3/1/32	503
849	Freddie Mac, Pool #C91456	3.50	6/1/32	878
482	Freddie Mac, Pool #C91581	3.00	11/1/32	489
3,409	Freddie Mac, Pool #G01665	5.50	3/1/34	3,666
1,838	Freddie Mac, Pool #G02794	6.00	5/1/37	1,997
4,138	Freddie Mac, Pool #G04913	5.00	3/1/38	4,420
1,226	Freddie Mac, Pool #G06031	5.50	3/1/40	1,317
19	Freddie Mac, Pool #G06091	5.50	5/1/40	20
525	Freddie Mac, Pool #G08459	4.00	9/1/41	547
167	Freddie Mac, Pool #G08483	4.00	3/1/42	175
3,654	Freddie Mac, Pool #G08495	3.50	6/1/42	3,707
250	Freddie Mac, Pool #Q04411	4.00	11/1/41	261

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2013

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$456	Government National Mortgage Association, 30 YR TBA	6.00	9/20/38	$505
100	Government National Mortgage Association, 30 YR TBA	2.50	8/15/43	93
200	Government National Mortgage Association, 30 YR TBA	2.50	7/20/43	187
100	Government National Mortgage Association, 30 YR TBA	2.50	7/15/43	93
1,400	Government National Mortgage Association, 30 YR TBA	3.00	7/15/42	1,384
2,100	Government National Mortgage Association, 30 YR TBA	3.00	6/20/43	2,077
300	Government National Mortgage Association, 30 YR TBA	3.00	8/15/42	296
800	Government National Mortgage Association, 30 YR TBA	3.00	8/20/43	789
3,000	Government National Mortgage Association, 30 YR TBA	3.50	7/20/43	3,079
1,900	Government National Mortgage Association, 30 YR TBA	3.50	7/15/43	1,949
500	Government National Mortgage Association, 30 YR TBA	3.50	8/20/42	512
200	Government National Mortgage Association, 30 YR TBA	3.50	8/15/42	205
3,000	Government National Mortgage Association, 30 YR TBA	4.00	7/20/43	3,149
3,100	Government National Mortgage Association, 30 YR TBA	4.00	7/15/43	3,249
1,600	Government National Mortgage Association, 30 YR TBA	4.50	7/20/43	1,706
2,600	Government National Mortgage Association, 30 YR TBA	5.00	7/15/43	2,804
800	Government National Mortgage Association, 30 YR TBA	5.50	7/20/42	875
198	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	196
494	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	490
497	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	493
994	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	1,022
991	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	1,019
96	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	105
478	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	524
500	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	548
400	Government National Mortgage Association, Pool #004222	6.00	8/20/38	442
3,983	Government National Mortgage Association, Pool #004559	5.00	10/20/39	4,341
4,436	Government National Mortgage Association, Pool #004801	4.50	9/20/40	4,782
914	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,001
2,374	Government National Mortgage Association, Pool #005139	4.00	8/20/41	2,504
252	Government National Mortgage Association, Pool #658181	5.50	11/15/36	275
8	Government National Mortgage Association, Pool #690789	6.50	5/15/38	10
152	Government National Mortgage Association, Pool #694642	6.50	8/15/38	170
104	Government National Mortgage Association, Pool #695773	6.50	11/15/38	117
233	Government National Mortgage Association, Pool #699237	6.50	9/15/38	263
3,331	Government National Mortgage Association, Pool #717148	4.50	5/15/39	3,608
3,144	Government National Mortgage Association, Pool #721760	4.50	8/15/40	3,406
427	Government National Mortgage Association, Pool #738602	3.50	8/15/26	449
1,167	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,302
720	Government National Mortgage Association, Pool #782523	5.00	11/15/35	783
195	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	197
881	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	906
379	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	392
2,720	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,795
286	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	296
1,125	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,156
292	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	304
192	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	194
3,334	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	3,302
287	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	295
295	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	307
	Total U.S. Government Agency Mortgages			249,704
	Mutual Fund — 13.62%
34,520,959	SSgA U.S. Government Money Market Fund (c)	0.00		34,521
	Total Mutual Fund			34,521
	Total Investments Before TBA Sale Commitments (cost $301,505) — 118.45%			300,323

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (d) — (7.30)%
$(1,300)	Fannie Mae, 15 YR TBA	4.00	7/25/28	$(1,370)
(300)	Fannie Mae, 15 YR TBA	3.50	7/25/28	(312)
(5,000)	Fannie Mae, 30 YR TBA	6.00	7/25/43	(5,438)
(2,500)	Fannie Mae, 30 YR TBA	5.50	7/25/43	(2,715)
(4,900)	Fannie Mae, 30 YR TBA	3.50	7/25/43	(4,974)
(400)	Freddie Mac, Gold 30 YR TBA	5.00	7/15/43	(427)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	7/15/43	(108)
(2,000)	Freddie Mac, Gold 30 YR TBA	4.50	7/15/43	(2,106)
(1,000)	Government National Mortgage Association, 30 YR TBA	4.50	7/15/43	(1,061)
	Total TBA Sale Commitments			(18,511)
	Liabilities in excess of other assets — (11.15)%			(28,264)
	Net Assets — 100.00%			$253,548
(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2013.
(d)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.59%
	Arizona — 8.25%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$740
575	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/14	602
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	524
				1,866
	California — 3.64%
765	California State, GO	5.00	4/1/15	824
	Colorado — 2.38%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	539
	Delaware — 3.11%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	704
	Florida — 4.28%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	517
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	283
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	166
				966
	Illinois — 11.23%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	761
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	538
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	331
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	95
250	Naperville Illinois, GO	2.00	12/1/13	252
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	563
				2,540
	Iowa — 1.14%
250	Waukee Iowa Community School District, Capital Loan Notes, GO, Series A	4.00	6/1/14	258
	Kentucky — 2.92%
650	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	660
	Michigan — 9.13%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	421
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,094
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	550
				2,065
	Nebraska — 4.53%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,024
	New Mexico — 2.56%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	578
	New York — 9.91%
500	Berne-Knox-Westerlo New York Central School District, GO (State Aid Withholding)	2.00	12/15/13	504
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,734
				2,238
	North Carolina — 1.83%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	415
	Ohio — 3.40%
730	Ohio State, GO	3.00	11/1/15	770

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond
Portfolio of Investments (concluded) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 1.72%
$380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	$388
	Texas — 15.19%
735	Austin Texas Independent School District, GO, Series A	3.00	8/1/14	757
745	College Station Texas, GO	5.00	2/15/16	822
310	League City Texas, GO, Series A	4.00	2/15/15	327
500	Tarrant County Texas, GO	3.00	7/15/13	501
1,000	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,026
				3,433
	Utah — 2.50%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	565
	Washington — 4.83%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	218
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	874
				1,092
	Wisconsin — 5.04%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	633
500	Milwaukee Wisconsin, GO, Series B-6, Callable 10/1/13 @ 100.00	5.00	10/1/14	506
				1,139
	Total Municipal Bonds			22,064
	Mutual Fund — 1.29%
291,336	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		291
	Total Mutual Fund			291
	Total Investments (cost $21,981) — 98.88%			22,355
	Other assets in excess of liabilities — 1.12%			253
	Net Assets — 100.00%			$22,608
(a)	The rate disclosed is the rate in effect on June 30, 2013.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 103.04%
	Alabama — 1.83%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,720
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,773
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,209
				7,702
	Alaska — 0.61%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,565
	Arizona — 1.52%
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,871
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	1,981
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,553
				6,405
	Arkansas — 0.04%
150	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	152
	California — 15.01%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,836
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,818
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 8/5/13 @ 100.00	5.25	7/1/22	4,407
5,000	California State Economic Recovery, GO, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,810
5,000	California State Economic Recovery, GO, Series A	5.00	7/1/18	5,810
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,109
725	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	726
2,727	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,639
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,968
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,966
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,679
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,710
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,934
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,001
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,037
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,823
				63,273
	Connecticut — 0.65%
2,420	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure	5.00	1/1/17	2,727
	Delaware — 0.22%
900	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	934
	Florida — 11.10%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,587
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,340
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,247

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	$3,141
990	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,044
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,190
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,217
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,460
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,706
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,424
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,263
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,072
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,587
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,862
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,711
				46,851
	Georgia — 3.70%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,370
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,571
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,179
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,810
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,658
				15,588
	Hawaii — 1.96%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,746
1,700	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (b)	0.29	7/1/24	1,548
				8,294
	Idaho — 0.43%
205	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	205
1,575	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,606
				1,811
	Illinois — 5.79%
2,500	Chicago Illinois, GO, Series A, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,640
2,755	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 8/5/13 @ 100.00 (a)	7.46	2/15/26	2,130
380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Callable 3/1/14 @ 100.00 (b)	4.25	3/1/34	388
725	Illinois State Educational Facilities Authority Revenue (c)	6.29	7/1/14	681
3,250	Illinois State, GO, Series A	5.00	4/1/20	3,590
2,500	Illinois State, GO	4.00	7/1/16	2,662
2,440	Illinois State, GO	5.00	7/1/17	2,692
3,000	Illinois State Sales Tax Revenue, Junior Obligation	5.00	6/15/17	3,414

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois (continued)
$2,500	Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, Callable 6/15/15 @ 100.00	5.00	6/15/19	$2,688
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,777
330	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	330
300	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	301
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (d)(e)	5.90	2/1/14	100
				24,393
	Indiana — 2.94%
2,500	Indiana State Finance Authority Industrial Revenue, Midwest Fertilizer Corp. Project, Callable 7/1/13 @ 100.00	0.20	7/1/46	2,500
5,550	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	5,928
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,835
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue (MBIA)	5.00	7/15/18	2,126
				12,389
	Louisiana — 0.27%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,140
	Maryland — 3.97%
5,000	Baltimore County Maryland, Consolidated Public Improvement, GO	5.00	8/1/19	5,946
7,000	Baltimore County Maryland, Consolidated Public Improvement, GO	5.00	8/1/16	7,858
635	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	667
2,000	Washington Maryland Suburban Sanitary District, Consolidated Public Improvement, GO	5.00	6/1/18	2,338
				16,809
	Massachusetts — 8.21%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,861
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,161
3,405	Massachusetts State College Building Authority Revenue, Series C	4.00	5/1/16	3,698
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,556
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,374
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,258
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,735
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,505
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,350
2,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/16	2,258
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,855
				34,611
	Michigan — 5.43%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,466

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	$1,343
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,886
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,824
1,750	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,020
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,350
565	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	578
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,777
965	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, AMT, Callable 12/1/15 @ 100.00 (AGC-ICC/MBIA)	4.75	12/1/18	1,027
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,653
				22,924
	Missouri — 1.35%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,677
	Nebraska — 0.15%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 8/5/13 @ 101.00 (d)(e)	5.50	3/15/25	300
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	142
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	230
				672
	New Jersey — 1.92%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	4,010
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,690
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)	5.25	12/15/18	1,391
				8,091
	New York — 7.97%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,608
1,500	Metropolitan Transportation Authority Revenue, Series C	5.00	11/15/18	1,715
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,285
3,250	New York State, GO, Series B	5.00	8/1/17	3,725
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,462
5,915	New York NY, GO, Series D	5.00	8/1/17	6,778
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,819
3,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series 13	5.00	11/1/17	3,470
2,835	New York City Transitional Finance Authority Future Tax Secured Bonds Revenue, Sub Series I	5.00	5/1/17	3,236
745	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	761
125	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	126
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,451

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	$209
				33,645
	North Carolina — 0.66%
3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (b)	0.26	10/1/22	2,785
	Ohio — 3.34%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,363
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,176
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,869
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (b)	4.95	7/1/37	267
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,459
				14,134
	Oregon — 1.38%
5,120	Oregon State Department of Administrative Services Certificates of Participation, Series A	5.00	5/1/17	5,807
	Pennsylvania — 7.43%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,308
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,358
3,500	Pennsylvania State Economic Development Finance Authority, Unemployement Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	3,903
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,885
2,530	Pennsylvania State, GO	5.00	7/1/18	2,941
240	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	240
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,001
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,716
2,500	Philadelphia Pennsylvania School District, GO, Series C (State Aid Withholding)	5.00	9/1/14	2,622
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	3,953
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	965
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,358
				31,250
	Puerto Rico — 0.92%
1,380	Puerto Rico Electric Power Authority Power Revenue, Series TT	5.00	7/1/17	1,430
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,454
				3,884
	South Carolina — 0.94%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,949
	South Dakota — 0.06%
215	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	233

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (continued) — June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 9.00%
$1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	$1,960
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	915
6,400	Dallas Texas, GO, Series A	5.00	2/15/18	7,401
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,680
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,620
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,225
2,000	Houston Texas Independent School District, GO, Series A (PSF-GTD)	4.00	2/15/17	2,207
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,150
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,627
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,891
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,962
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,321
				37,959
	Utah — 0.47%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,712
260	Utah Housing Corp., Single Family Mortgage, SUB, Series D-2, Class III, AMT	5.00	7/1/18	260
				1,972
	Washington — 3.33%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,644
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,812
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,118
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,115
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,169
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,166
				14,024
	Wisconsin — 0.44%
1,625	Wisconsin State, GO, Series 1	5.00	5/1/17	1,849
	Total Municipal Bonds			434,499
	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) (d)(f)ˆ	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 0.40%
1,707	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/13	1,707
	Total Time Deposit			1,707
	Total Investments (cost $429,299) — 103.44%			436,206
	Liabilities in excess of other assets — (3.44)%			(14,520)
	Net Assets — 100.00%			$421,686

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	Security was fair valued on June 30, 2013.
(a)	These securities have been deemed illiquid by the Specialist Manager and represent 1.15% of the Portfolio’s net assets.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2013. The maturity date represents actual maturity date.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond
Portfolio of Investments (concluded) — June 30, 2013

(c)	Zero Coupon Security. Effective rate shown is as of June 30, 2013.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represent 0.16% of the Portfolio’s net assets.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio's net assets.

AGC — Associated General Contractors

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

ICC — Interstate Commerce Commission

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments —  June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.65%
	Alabama — 6.74%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,741
1,000	Alexander City, GO, Series A (Assured GTY)	5.00	5/1/18	1,127
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,024
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,099
				4,991
	Arizona — 0.21%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155
	California — 3.73%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,146
1,500	Los Angeles California Unified School District, GO, Series A-2, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,614
				2,760
	Florida — 13.89%
405	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	410
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,740
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,734
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	436
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	957
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	947
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,186
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,133
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,735
				10,278
	Hawaii — 2.33%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,723
	Illinois — 5.43%
2,000	Cook County Illinois, GO, Series B, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,033
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,062
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	454
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	132
320	Northbrook Illinois, GO	3.00	12/1/15	335
				4,016
	Kentucky — 1.43%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,055
	Maine — 2.12%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,564
	Maryland — 4.91%
505	Baltimore County Maryland, Metropolitan District 70th Issue, GO	5.00	9/1/14	533
1,360	Charles County Maryland, Consolidated Public Improvement, GO	4.00	7/15/20	1,532
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,571
				3,636
	Massachusetts — 3.27%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,411
	Michigan — 2.44%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,139
600	Kentwood Michigan Public Schools, GO	4.00	5/1/19	664
				1,803

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (continued) —  June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Minnesota — 0.63%
$400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	$465
	Nebraska — 1.45%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,069
	Nevada — 2.69%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	917
1,000	Nevada State, Capital Improvement, GO, Series A, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,071
				1,988
	New Mexico — 0.71%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	527
	New York — 5.10%
2,245	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	2,632
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,130
				3,762
	Ohio — 3.12%
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,152
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,157
				2,309
	Oklahoma — 2.55%
1,650	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,883
	Pennsylvania — 1.61%
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,188
	South Carolina — 1.72%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,275
	Texas — 11.65%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,119
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,456
1,025	Galveston County Texas, GO (AGM)	5.25	2/1/14	1,054
465	Potter County Texas, GO	3.00	3/1/14	473
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,619
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,048
750	Webb County Texas, GO	4.50	2/15/19	844
				8,613
	Utah — 1.48%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,096
	Virginia — 2.35%
1,500	Virginia State College Building Authority Educational Facilities Revenue, Series A, Callable 9/1/22 @ 100.00	5.00	9/1/23	1,736
	Washington — 14.57%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	578
1,000	King County Washington, GO	5.25	1/1/23	1,206
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,613
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,764
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,824
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,715
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,071
				10,771

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) —  June 30, 2013

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin — 2.52%
$1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	$1,322
500	Wisconsin State, GO, Series C	5.00	5/1/15	540
				1,862
	Total Municipal Bonds			72,936
	Mutual Fund — 2.24%
1,657,622	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		1,658
	Total Mutual Fund			1,658
	Total Investments (cost $72,852) — 100.89%			74,594
	Liabilities in excess of other assets — (0.89)%			(659)
	Net Assets — 100.00%			$73,935
(a)	The rate disclosed is the rate in effect on June 30, 2013.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

GTY — Guaranty

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of June 30, 2013
(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$536,935	$744,497	$520,595	$894,279
Unrealized net appreciation	120,383	166,855	207,103	210,560
Investments, at value	657,318	911,352	727,698	1,104,839
Cash	18,566	20,927	9,600	9,141
Foreign currency, at value (Cost $0, $0, $0 and $311, respectively)	—	—	—	311
Unrealized appreciation on forward currency contracts	—	—	—	809
Dividends and interest receivable	1,441	2,018	680	1,208
Receivable for portfolio shares issued	16	—	23	—
Receivable from investments sold	48,540	68,094	867	36,888
Foreign tax reclaims receivable	4	7	31	24
Segregated cash for collateral	—	—	—	2,990
Variation margin receivable on future contracts	—	—	—	1
Variation margin receivable on interest rate swap agreements	—	—	—	22
Prepaid expenses	17	18	14	14
Total Assets	725,902	1,002,416	738,913	1,156,247
LIABILITIES:
Written options, at fair value (premiums received $0, $0, $0 and $314, respectively)	—	—	—	358
Unrealized depreciation on forward currency contracts	—	—	—	443
Net swap agreements, at value	—	—	—	10
Payable for investments purchased	44,033	57,344	759	5,396
Payable for portfolio shares redeemed	109	5,768	104	3,856
Payable to broker for futures collateral	—	—	—	320
Payable for swap agreements	—	—	—	5
Variation margin payable on future contracts	—	—	—	686
Variation margin payable on interest rate swap agreements	—	—	—	84
Advisory fees payable	172	236	176	211
Management fees payable	30	42	31	49
Administrative services fees payable	5	7	5	7
Trustee fees payable	2	2	3	9
Other accrued expenses	41	53	45	97
Total Liabilities	44,392	63,452	1,123	11,531
NET ASSETS:	$681,510	$938,964	$737,790	$1,144,716
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$46	$64	$44	$76
Additional paid-in capital	730,269	693,162	616,358	873,588
Accumulated net investment income/(distributions in excess of net investment income)	1,128	1,570	499	1,993
Accumulated net realized gain/(loss) from investments, futures, options, swaps and foreign currency transactions	(170,316)	77,316	(86,214)	59,859
Net unrealized appreciation on investments, futures, options and foreign currency translations	120,383	166,852	207,103	209,200
Net Assets	$681,510	$938,964	$737,790	$1,144,716
NET ASSETS:
HC Strategic Shares	$679,946	$936,866	$736,260	$1,142,874
HC Advisors Shares	1,564	2,098	1,530	1,842
Total	$681,510	$938,964	$737,790	$1,144,716
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	45,504	64,179	43,438	76,175
HC Advisors Shares	104	144	90	123
Total	45,608	64,323	43,528	76,298
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$14.94	$14.60	$16.95	$15.00
HC Advisors Shares	$14.94	$14.60	$16.93	$15.00

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2013
(Amounts in thousands, except per share amounts)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio (a)
ASSETS:
Investments, at cost	$85,452	$129,618	$145	$910,733
Unrealized appreciation	27,190	46,794	—	(2,792)
Investments, at value	112,642	176,412	145	907,941
Foreign currency, at value (Cost $0, $0, $0 and $928, respectively)	—	—	—	1,007
Unrealized appreciation on forward currency contracts	—	—	—	145
Dividends and interest receivable	81	119	—	1,005
Margin deposits	—	—	—	19,384
Receivable for portfolio shares issued	1	53	—	1,091
Receivable from investments sold	12,632	12,802	—	424
Foreign tax reclaims receivable	—	—	—	106
Segregated cash for collateral	—	—	—	26
Variation margin receivable on future contracts	—	—	—	213
Prepaid expenses	12	17	—	69
Total Assets	125,368	189,403	145	931,411
LIABILITIES:
Cash overdraft	229	162	—	—
Written options at fair value (premiums received $0, $0, $0 and $454, respectively)	—	—	—	296
Unrealized depreciation on futures	—	—	—	8,847
Net swap agreements, at value	—	—	—	8,933
Payable for swap payments	—	—	—	525
Unrealized depreciation on forward currency contracts	—	—	—	374
Payable for investments purchased	12,187	11,386	—	3,758
Payable for portfolio shares redeemed	2	331	86	45
Payable to broker for futures collateral	—	—	—	40
Variation margin payable on future contracts	1	—	—	461
Advisory fees payable	45	96	31	396
Management fees payable	5	8	—	38
Administrative services fees payable	1	1	—	5
Trustee fees payable	—	1	2	3
Other accrued expenses	7	13	26	189
Total Liabilities	12,477	11,998	145	23,910
NET ASSETS:	$112,891	$177,405	$—	$907,501
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$7	$10	$—	$92
Additional paid-in capital	136,591	121,523	—	1,014,806
Accumulated net investment income/(distributions in excess of net investment income)	65	(65)	—	1,113
Accumulated net realized gain/(loss) from investments, futures, options, swaps and foreign currency transactions	(50,960)	9,146	—	(87,378)
Net unrealized appreciation/depreciation on investments, futures and foreign currency transactions and translations	27,188	46,791	—	(21,132)
Net Assets	$112,891	$177,405	$—	$907,501
NET ASSETS:
HC Strategic Shares	$112,700	$177,162	$—	$906,350
HC Advisors Shares	191	243	—	1,151
Total	$112,891	$177,405	$—	$907,501
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	6,583	10,367	—	92,323
HC Advisors Shares	11	14	—	117
Total	6,594	10,381	—	92,440
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$17.12	$17.09	$5.43(c)	$9.82
HC Advisors Shares	$17.10	$17.09	$—	$9.81

(a)	Statement has been consolidated. See Note 2M in Notes to Financial Statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2013
(Amounts in thousands, except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,172,347	$2,146,597	$1,125,514	$101,971
Unrealized appreciation (depreciation)	209,603	272,225	(51,136)	(665)
Investments, at value	1,381,950	2,418,822	1,074,378	101,306
Cash	—	1,869	—	—
Foreign currency, at value (Cost $3,453, $5,064, $12,818 and $0, respectively)	3,430	5,271	14,246	—
Unrealized appreciation on futures	40	75	90	—
Unrealized appreciation on forward currency contracts	32	48	534	—
Dividends and interest receivable	4,468	7,611	6,721	575
Margin deposits	167	297	2,112	—
Receivable for portfolio shares issued	46	2,654	3,060	215
Receivable from investments sold	1,529	6,826	2,527	1,967
Foreign tax reclaims receivable	1,710	4,136	64	—
TBA sale commitments receivable	—	—	—	2,600
Prepaid expenses	30	25	5	—
Total Assets	1,393,402	2,447,634	1,103,737	106,663
LIABILITIES:
Cash overdraft	—	—	1,623	6
TBA sale commitments, at fair value	—	—	—	2,591
Unrealized depreciation on forward currency contracts	1	1	404	—
Distributions payable	—	—	—	205
Payable for investments purchased	4,143	11,165	19,082	8,460
Payable for portfolio shares redeemed	7	181	67	20
Accrued foreign capital gains tax	—	—	766	—
Advisory fees payable	386	665	473	14
Management fees payable	57	100	45	4
Administrative services fees payable	8	14	7	1
Trustee fees payable	5	17	6	—
Other accrued expenses	175	290	278	6
Total Liabilities	4,782	12,433	22,751	11,307
NET ASSETS:	$1,388,620	$2,435,201	$1,080,986	$95,356
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$122	$224	$62	$10
Additional paid-in capital	1,213,174	2,123,291	1,144,138	95,632
Accumulated net investment income/(distributions in excess of net investment income)	4,206	6,445	13,273	67
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions	(38,306)	33,364	(24,641)	303
Net unrealized appreciation/depreciation on investments, futures and foreign currency transactions and translations	209,424	271,877	(51,846)	(656)
Net Assets	$1,388,620	$2,435,201	$1,080,986	$95,356
NET ASSETS:
HC Strategic Shares	$1,385,888	$2,431,816	$1,079,208	$93,015
HC Advisors Shares	2,732	3,385	1,778	2,341
Total	$1,388,620	$2,435,201	$1,080,986	$95,356
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	122,073	223,668	61,642	9,559
HC Advisors Shares	240	312	102	241
Total	122,313	223,980	61,744	9,800
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$11.35	$10.87	$17.51	$9.73
HC Advisors Shares	$11.36	$10.87	$17.51	$9.73

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2013
(Amounts in thousands, except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$785,156	$263,240	$220,559	$301,505
Unrealized appreciation (depreciation)	7,498	171	(3,241)	(1,182)
Investments, at value	792,654	263,411	217,318	300,323
Cash	—	—	—	5,158
Dividends and interest receivable	12,339	1,581	2,039	767
Receivable for portfolio shares issued	7,188	801	1,394	1,073
Receivable from investments sold	5,569	10,006	—	4,500
TBA sale commitments receivable	—	—	—	18,609
Prepaid expenses	12	5	5	6
Total Assets	817,762	275,804	220,756	330,436
LIABILITIES:
TBA sale commitments, at fair value	—	—	—	18,511
Distributions payable	—	254	574	631
Payable for investments purchased	63,539	10,053	—	57,577
Payable for portfolio shares redeemed	380	71	66	76
Income payable on TBA sale commitments	—	—	—	38
Advisory fees payable	715	11	40	30
Management fees payable	31	11	9	11
Administrative services fees payable	4	2	1	2
Trustee fees payable	2	1	1	1
Other accrued expenses	37	11	11	11
Total Liabilities	64,708	10,414	702	76,888
NET ASSETS:	$753,054	$265,390	$220,054	$253,548
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$102	$27	$22	$26
Additional paid-in capital	734,750	264,715	219,624	258,337
Accumulated net investment income/(distributions in excess of net investment income)	2,875	74	211	192
Accumulated net realized gain/(loss) from investments, futures, options and foreign currency transactions and translations	7,828	403	3,438	(3,923)
Net unrealized appreciation/depreciation on investments, futures and foreign currency transactions and translations	7,499	171	(3,241)	(1,084)
Net Assets	$753,054	$265,390	$220,054	$253,548
NET ASSETS:
HC Strategic Shares	$752,140	$265,390	$220,054	$253,548
HC Advisors Shares	914	—	—	—
Total	$753,054	$265,390	$220,054	$253,548
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	101,591	26,767	22,070	25,933
HC Advisors Shares	123	—	—	—
Total	101,714	26,767	22,070	25,933
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.41	$9.91	$9.97	$9.78
HC Advisors Shares	$7.40	$—	$—	$—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of June 30, 2013
(Amounts in thousands, except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$21,981	$429,299	$72,852
Unrealized appreciation	374	6,907	1,742
Investments, at value	22,355	436,206	74,594
Cash	—	1,000	—
Dividends and interest receivable	254	5,663	979
Receivable for portfolio shares issued	22	801	117
Receivable from investments sold	—	1,089	—
Prepaid expenses	5	10	8
Total Assets	22,636	444,769	75,698
LIABILITIES:
Distributions payable	22	833	121
Payable for investments purchased	—	21,813	1,608
Payable for portfolio shares redeemed	2	175	20
Advisory fees payable	2	219	8
Management fees payable	1	18	3
Administrative services fees payable	—	2	—
Trustee fees payable	—	—	—
Other accrued expenses	1	23	3
Total Liabilities	28	23,083	1,763
NET ASSETS:	$22,608	$421,686	$73,935
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$2	$42	$7
Additional paid-in capital	22,200	426,338	71,956
Accumulated net investment income/(distributions in excess of net investment income)	(8)	332	7
Accumulated net realized gain/(loss) from investments	40	(11,933)	223
Net unrealized appreciation on investments	374	6,907	1,742
Net Assets	$22,608	$421,686	$73,935
NET ASSETS:
HC Strategic Shares	$22,608	$419,846	$73,472
HC Advisors Shares	—	1,840	463
Total	$22,608	$421,686	$73,935
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	2,250	42,137	7,144
HC Advisors Shares	—	185	45
Total	2,250	42,322	7,189
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.05	$9.96	$10.28
HC Advisors Shares	$—	$9.96	$10.29

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Year Ended June 30, 2013
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$12	$19	$—	$2,734
Dividends (net of foreign withholding tax of $99, $158, $45 and $31, respectively)	20,546	31,757	12,738	17,192
Total Investment Income	20,558	31,776	12,738	19,926
EXPENSES:
Advisory fees	1,217	1,827	1,173	1,621
Management fees	342	526	365	555
Administrative services fees	213	328	228	346
Distribution fees – HC Advisors Shares	2	3	3	3
Professional fees	80	89	69	124
Compliance service fees	10	15	12	18
Custodian fees	40	63	58	97
Registration and filing fees	17	14	17	13
Trustee fees	28	42	34	55
Other	22	30	35	53
Total Expenses before waivers and expenses paid indirectly	1,971	2,937	1,994	2,885
Less: Expenses waived by Specialist Manager	(102)	(150)	(8)	(8)
Distribution fees waived – HC Advisors Shares	(2)	(3)	(3)	(3)
Expenses paid indirectly	(30)	(45)	(13)	(14)
Net Expenses	1,837	2,739	1,970	2,860
Net Investment Income	18,721	29,037	10,768	17,066
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	65,200	110,987	54,900	61,494
Net realized gains/(losses) from futures transactions	—	—	—	46,727
Net realized gains/(losses) from written options transactions	—	—	—	27
Net realized gains/(losses) from swap transactions	—	—	—	2,012
Net realized gains/(losses) from foreign currency transactions	—	—	—	(1,049)
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	65,200	110,987	54,900	109,211
Change in unrealized appreciation/(depreciation) on investments	75,026	108,803	40,848	60,096
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(10,566)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(204)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(2,201)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	(2)	—	2,935
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	75,026	108,801	40,848	50,060
Net realized/unrealized gains from investments, futures, written options, swaps and foreign currency transactions	140,226	219,788	95,748	159,271
Change in net assets resulting from operations	$158,947	$248,825	$106,516	$176,337

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2013
(Amounts in thousands)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$13	$25	$—	$1,103
Dividends (net of foreign withholding tax of $2, $3, $— and $998, respectively)	1,952	2,727	1,167	13,131
Total Investment Income	1,965	2,752	1,167	14,234
EXPENSES:
Advisory fees	562	1,177	441	4,012
Management fees	63	100	34	392
Administrative services fees	40	62	20	244
Distribution fees – HC Advisors Shares	—	—	—	2
Professional fees	11	20	13	85
Compliance service fees	2	3	2	13
Custodian fees	8	12	4	145
Registration and filing fees	12	9	23	21
Trustee fees	5	9	5	36
Other	7	7	10	60
Total Expenses before waivers and expenses paid indirectly	710	1,399	552	5,010
Less: Distribution fees waived – HC Advisors Shares	—	—	—	(2)
Expenses paid indirectly	(1)	(11)	—	(4)
Net Expenses	709	1,388	552	5,004
Net Investment Income	1,256	1,364	615	9,230
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	17,752	25,484	32,315	(10,796)
Net realized gains/(losses) from futures transactions	126	—	—	(7,332)
Net realized gains/(losses) from written options transactions	—	—	—	416
Net realized gains/(losses) from swap transactions	—	—	—	(2,806)
Net realized gains/(losses) from foreign currency transactions	—	—	—	60
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	17,878	25,484	32,315	(20,458)
Change in unrealized appreciation/(depreciation) on investments	11,318	22,004	(24,162)	7,057
Change in unrealized appreciation/(depreciation) on futures	(21)	—	—	(6,960)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	119
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(10,723)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(1,233)
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	11,297	22,004	(24,162)	(11,740)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	29,175	47,488	8,153	(32,198)
Change in net assets resulting from operations	$30,431	$48,852	$8,768	$(22,968)

(a) Statement has been consolidated. Please see Note 2M in the notes to financial statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2013
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$2	$3	$20	$2,236
Dividends (net of foreign withholding tax of $4,788, $8,389, $2,727 and $0, respectively)	44,049	75,316	27,988	94
Total Investment Income	44,051	75,319	28,008	2,330
EXPENSES:
Advisory fees	3,769	6,635	5,110	146
Management fees	661	1,121	461	50
Administrative services fees	412	698	286	31
Distribution fees – HC Advisors Shares	5	6	3	4
Professional fees	120	225	127	10
Compliance service fees	20	32	13	2
Custodian fees	310	498	952	6
Registration and filing fees	20	22	27	9
Trustee fees	55	98	40	4
Other	121	124	62	9
Total Expenses before waivers and expenses paid indirectly	5,493	9,459	7,081	271
Less: Expenses waived by Specialist Manager	—	—	—	(5)
Distribution fees waived – HC Advisors Shares	(5)	(6)	(3)	(4)
Expenses paid indirectly	(11)	(17)	(8)	—
Net Expenses	5,477	9,436	7,070	262
Net Investment Income	38,574	65,883	20,938	2,068
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	74,861	79,287	(2,459)	1,467
Net realized gains/(losses) from futures transactions	181	306	(537)	2
Net realized gains/(losses) from foreign currency transactions	953	1,036	(990)	—
Net realized gains/(losses) from investments, futures and foreign currency transactions	75,995	80,629	(3,986)	1,469
Change in unrealized appreciation/(depreciation) on investments	118,649	244,507	(43,792)	(4,466)
Change in unrealized appreciation/(depreciation) on futures	40	75	(120)	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(650)	(786)	(787)	—
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	118,039	243,796	(44,699)	(4,466)
Net realized/unrealized gains/(losses) from investments, futures and foreign currency transactions	194,034	324,425	(48,685)	(2,997)
Change in net assets resulting from operations	$232,608	$390,308	$(27,747)	$(929)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2013
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$44,510	$3,584	$7,323	$5,128
Dividends	375	—	576	—
Total Investment Income	44,885	3,584	7,899	5,128
EXPENSES:
Advisory fees	2,151	233	483	288
Management fees	331	128	110	124
Administrative services fees	206	80	69	77
Distribution fees – HC Advisors Shares	1	—	—	—
Professional fees	62	24	16	21
Compliance service fees	11	4	4	4
Custodian fees	42	16	12	14
Registration and filing fees	15	11	11	11
Trustee fees	30	12	8	10
Other	33	12	13	17
Total Expenses before waivers	2,882	520	726	566
Less: Expenses waived by Specialist Manager	—	(53)	—	—
Distribution fees waived – HC Advisors Shares	(1)	—	—	—
Net Expenses	2,881	467	726	566
Net Investment Income	42,004	3,117	7,173	4,562
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	15,556	2,918	6,627	652
Net realized gains/(losses) from futures transactions	—	—	—	20
Net realized gains/(losses) from investments and futures	15,556	2,918	6,627	672
Change in unrealized appreciation/(depreciation) on investments	(5,856)	(10,545)	(14,532)	(8,260)
Net realized/unrealized gains/(losses) from investments and futures	9,700	(7,627)	(7,905)	(7,588)
Change in net assets resulting from operations	$51,704	$(4,510)	$(732)	$(3,026)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Year Ended June 30, 2013
(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$379	$13,470	$1,696
Total Investment Income	379	13,470	1,696
EXPENSES:
Advisory fees	31	766	92
Management fees	12	222	37
Administrative services fees	8	139	23
Distribution fees – HC Advisors Shares	—	3	1
Professional fees	2	46	8
Compliance service fees	1	8	2
Custodian fees	2	33	7
Registration and filing fees	7	11	9
Trustee fees	1	22	1
Other	2	27	4
Total Expenses before waivers	66	1,277	184
Less: Distribution fees waived – HC Advisors Shares	—	(3)	(1)
Net Expenses	66	1,274	183
Net Investment Income	313	12,196	1,513
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	50	13,079	224
Change in unrealized appreciation/(depreciation) on investments	(306)	(18,330)	(1,991)
Net realized/unrealized losses from investments	(256)	(5,251)	(1,767)
Change in net assets resulting from operations	$57	$6,945	$(254)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$18,721	$14,674	$29,037	$22,963	$10,768	$7,965
Net realized gains from investments	65,200	32,179	110,987	33,400	54,900	105,278
Change in unrealized appreciation/(depreciation) on investments	75,026	(36,156)	108,801	(31,062)	40,848	(53,481)
Change in net assets resulting from operations	158,947	10,697	248,825	25,301	106,516	59,762
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(17,697)	(14,617)	(28,092)	(22,041)	(10,714)	(7,914)
HC Advisors Shares	(34)	(18)	(50)	(36)	(21)	(10)
Net realized gains from investment transactions:
HC Strategic Shares	—	—	(51,203)	(13,397)	—	—
HC Advisors Shares	—	—	(87)	(20)	—	—
Change in net assets resulting from distributions	(17,731)	(14,635)	(79,432)	(35,494)	(10,735)	(7,924)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	183,993	192,440	87,508	343,758	50,319	144,801
Proceeds from reinvestment of dividends	15,226	12,769	76,916	33,211	8,974	6,620
Cost of shares redeemed	(268,524)	(127,705)	(355,459)	(228,109)	(150,226)	(206,892)
Change in net assets from HC Strategic Shares of beneficial interest	(69,305)	77,504	(191,035)	148,860	(90,933)	(55,471)
HC Advisors Shares
Proceeds from shares issued	553	217	154	500	620	180
Cost of shares redeemed	(59)	(151)	(2)	(122)	(192)	(255)
Change in net assets from HC Advisors Shares of beneficial interest	494	66	152	378	428	(75)
Change in net assets from shares of beneficial interest	(68,811)	77,570	(190,883)	149,238	(90,505)	(55,546)
Change in net assets	72,405	73,632	(21,490)	139,045	5,276	(3,708)
Net Assets:
Beginning of period	609,105	535,473	960,454	821,409	732,514	736,222
End of period	$681,510	$609,105	$938,964	$960,454	$737,790	$732,514
Accumulated net investment income	$1,128	$315	$1,570	$950	$499	$489
Share Transactions:
HC Strategic Shares
Issued	13,819	16,650	6,623	28,903	3,163	9,964
Reinvested	1,117	1,072	5,984	2,790	558	479
Redeemed	(19,210)	(10,736)	(24,836)	(18,554)	(9,443)	(14,310)
Change in HC Strategic Shares	(4,274)	6,986	(12,229)	13,139	(5,722)	(3,867)
HC Advisors Shares
Issued	42	18	12	41	39	12
Redeemed	(4)	(13)	—	(9)	(11)	(19)
Change in HC Advisors Shares	38	5	12	32	28	(7)
Total change in shares	(4,236)	6,991	(12,217)	13,171	(5,694)	(3,874)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization Equity Portfolio		The Institutional Small Capitalization Equity Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$17,066	$12,535	$1,256	$644	$1,364	$531
Net realized gains from investments, futures, written options, swaps and foreign currency transactions	109,211	133,951	17,878	5,693	25,484	4,284
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	50,060	(60,245)	11,297	(8,839)	22,004	(7,256)
Change in net assets resulting from operations	176,337	86,241	30,431	(2,502)	48,852	(2,441)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(17,369)	(11,253)	(1,246)	(626)	(1,469)	(512)
HC Advisors Shares	(29)	(18)	(2)	(1)	(2)	(1)
Net realized gains from investment, futures, options and foreign currency transactions:
HC Strategic Shares	(141,758)	(4,776)	—	—	—	—
HC Advisors Shares	(253)	(7)	—	—	—	—
Change in net assets resulting from distributions	(159,409)	(16,054)	(1,248)	(627)	(1,471)	(513)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	78,814	366,291	10,300	20,293	12,385	36,803
Proceeds from reinvestment of dividends	157,759	15,280	1,077	543	1,260	437
Cost of shares redeemed	(201,162)	(433,160)	(52,821)	(27,280)	(80,711)	(25,909)
Change in net assets from HC Strategic Shares of beneficial interest	35,411	(51,589)	(41,444)	(6,444)	(67,066)	11,331
HC Advisors Shares
Proceeds from shares issued	285	375	91	45	—	81
Cost of shares redeemed	(283)	(242)	(115)	(35)	(97)	(33)
Change in net assets from HC Advisors Shares of beneficial interest	2	133	(24)	10	(97)	48
Change in net assets from shares of beneficial interest	35,413	(51,456)	(41,468)	(6,434)	(67,163)	11,379
Change in net assets	52,341	18,731	(12,285)	(9,563)	(19,782)	8,425
Net Assets:
Beginning of period	1,092,375	1,073,644	125,176	134,739	197,187	188,762
End of period	$1,144,716	$1,092,375	$112,891	$125,176	$177,405	$197,187
Accumulated net investment income	$1,993	$2,762	$65	$80	$(65)	$85
Share Transactions:
HC Strategic Shares
Issued	5,323	24,859	691	1,552	855	2,863
Reinvested	11,513	1,118	73	42	88	35
Redeemed	(13,280)	(29,400)	(3,318)	(2,041)	(5,134)	(1,903)
Change in HC Strategic Shares	3,556	(3,423)	(2,554)	(447)	(4,191)	995
HC Advisors Shares
Issued	20	27	6	3	—	6
Redeemed	(19)	(16)	(7)	(2)	(6)	(2)
Change in HC Advisors Shares	1	11	(1)	1	(6)	4
Total change in shares	3,557	(3,412)	(2,555)	(446)	(4,197)	999

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(a)		The International Equity Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$615	$1,338	$9,230	$4,217	$38,574	$28,860
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	32,315	24,118	(20,458)	(78,075)	75,995	42,008
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(24,162)	(13,379)	(11,740)	(23,244)	118,039	(176,317)
Change in net assets resulting from operations	8,768	12,077	(22,968)	(97,102)	232,608	(105,449)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(950)	(2,528)	(8,734)	(3,532)	(37,940)	(27,106)
HC Advisors Shares	(1)	(2)	(12)	(4)	(74)	(33)
Net realized gains from investment, futures, options, swaps and foreign currency transactions:
HC Strategic Shares	(48,976)	(54,409)	—	(6,914)	—	—
HC Advisors Shares	(91)	(86)	—	(8)	—	—
Tax return of capital:
HC Strategic Shares	(33)	—	—	—	—	—
HC Advisors Shares	—	—	—	—	—	—
Change in net assets resulting from distributions	(50,051)	(57,025)	(8,746)	(10,458)	(38,014)	(27,139)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	2,558	8,712	277,246	300,958	148,701	256,525
Proceeds from reinvestment of dividends	29,200	56,805	7,227	9,370	32,160	23,006
Cost of shares redeemed	(68,293)	(90,236)	(33,362)	(16,839)	(179,762)	(161,166)
Change in net assets from HC Strategic Shares of beneficial interest	(36,535)	(24,719)	251,111	293,489	1,099	118,365
HC Advisors Shares
Proceeds from shares issued	39	134	357	470	1,156	561
Proceeds from reinvestment of dividends	1	1	—	—	—	—
Cost of shares redeemed	(88)	(174)	(67)	(40)	(341)	(273)
Change in net assets from HC Advisors Shares of beneficial interest	(48)	(39)	290	430	815	288
Change in net assets from shares of beneficial interest	(36,583)	(24,758)	251,401	293,919	1,914	118,653
Change in net assets	(77,866)	(69,706)	219,687	186,359	196,508	(13,935)
Net Assets:
Beginning of period	77,866	147,572	687,814	501,455	1,192,112	1,206,047
End of period	$—	$77,866	$907,501	$687,814	$1,388,620	$1,192,112
Accumulated net investment income/(distributions in excess of net investment income)	$—	$(739)	$1,113	$629	$4,206	$2,024
Share Transactions:
HC Strategic Shares
Issued	279	690	26,142	29,593	13,337	26,870
Reinvested	4,118	5,972	672	911	2,804	2,471
Redeemed	(11,364)	(8,067)	(3,108)	(1,568)	(16,244)	(16,833)
Change in HC Strategic Shares	(6,967)	(1,405)	23,706	28,936	(103)	12,508
HC Advisors Shares
Issued	5	12	33	45	107	57
Redeemed	(16)	(15)	(6)	(3)	(29)	(28)
Change in HC Advisors Shares	(11)	(3)	27	42	78	29
Total change in shares	(6,978)	(1,408)	23,733	28,978	(25)	12,537

(a)	Statement has been consolidated. See Note 2M in the Notes to Financial Statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$65,883	$45,986	$20,938	$9,519	$2,068	$2,468
Net realized gains/(losses) from investments, futures and foreign currency transactions	80,629	(22,269)	(3,986)	(23,661)	1,469	2,314
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	243,796	(165,394)	(44,699)	(68,432)	(4,466)	3,194
Change in net assets resulting from operations	390,308	(141,677)	(27,747)	(82,574)	(929)	7,976
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(64,552)	(43,385)	(12,659)	(5,047)	(2,495)	(2,525)
HC Advisors Shares	(94)	(61)	(22)	(8)	(61)	(59)
Net realized gains from investment, futures and foreign currency transactions:
HC Strategic Shares	(14,436)	(55,893)	—	(12,583)	(1,728)	(3,842)
HC Advisors Shares	(23)	(78)	—	(23)	(42)	(84)
Change in net assets resulting from distributions	(79,105)	(99,417)	(12,681)	(17,661)	(4,326)	(6,510)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	314,885	479,414	463,014	370,751	16,880	16,301
Proceeds from reinvestment of dividends	69,282	93,343	11,619	17,201	4,215	6,210
Cost of shares redeemed	(253,236)	(95,742)	(74,063)	(79,640)	(17,850)	(32,560)
Change in net assets from HC Strategic Shares of beneficial interest	130,931	477,015	400,570	308,312	3,245	(10,049)
HC Advisors Shares
Proceeds from shares issued	8	1,203	614	725	263	445
Cost of shares redeemed	(262)	(159)	(133)	(137)	(24)	(922)
Change in net assets from HC Advisors Shares of beneficial interest	(254)	1,044	481	588	239	(477)
Change in net assets from shares of beneficial interest	130,677	478,059	401,051	308,900	3,484	(10,526)
Change in net assets	441,880	236,965	360,623	208,665	(1,771)	(9,060)
Net Assets:
Beginning of period	1,993,321	1,756,356	720,363	511,698	97,127	106,187
End of period	$2,435,201	$1,993,321	$1,080,986	$720,363	$95,356	$97,127
Accumulated net investment income/(distributions in excess of net investment income)	$6,445	$3,192	$13,273	$5,892	$67	$29
Share Transactions:
HC Strategic Shares
Issued	28,953	51,351	24,488	20,786	1,660	1,579
Reinvested	6,385	10,651	593	1,006	414	608
Redeemed	(23,861)	(9,745)	(3,851)	(4,157)	(1,758)	(3,158)
Change in HC Strategic Shares	11,477	52,257	21,230	17,635	316	(971)
HC Advisors Shares
Issued	1	133	33	40	26	44
Redeemed	(25)	(16)	(7)	(7)	(3)	(89)
Change in HC Advisors Shares	(24)	117	26	33	23	(45)
Total change in shares	11,453	52,374	21,256	17,668	339	(1,016)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$42,004	$38,418	$3,117	$3,704	$7,173	$7,288
Net realized gains from investments	15,556	6,433	2,918	9,349	6,627	5,700
Change in unrealized appreciation/(depreciation) on investments	(5,856)	(10,935)	(10,545)	8,874	(14,532)	10,184
Change in net assets resulting from operations	51,704	33,916	(4,510)	21,927	(732)	23,172
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(41,418)	(38,042)	(3,091)	(3,741)	(7,107)	(7,307)
HC Advisors Shares	(52)	(62)	—	—	—	—
Net realized gains from investment transactions:
HC Strategic Shares	—	—	(6,578)	(4,574)	(5,533)	(1,753)
Change in net assets resulting from distributions	(41,470)	(38,104)	(9,669)	(8,315)	(12,640)	(9,060)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	164,816	201,651	42,481	22,529	32,445	18,669
Proceeds from reinvestment of dividends	39,043	36,098	9,064	7,638	11,798	8,203
Cost of shares redeemed	(47,895)	(100,061)	(22,126)	(85,439)	(18,710)	(66,892)
Change in net assets from HC Strategic Shares of beneficial interest	155,964	137,688	29,419	(55,272)	25,533	(40,020)
HC Advisors Shares
Proceeds from shares issued	159	142	—	—	—	—
Cost of shares redeemed	(9)	(196)	—	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	150	(54)	—	—	—	—
Change in net assets from shares of beneficial interest	156,114	137,634	29,419	(55,272)	25,533	(40,020)
Change in net assets	166,348	133,446	15,240	(41,660)	12,161	(25,908)
Net Assets:
Beginning of period	586,706	453,260	250,150	291,810	207,893	233,801
End of period	$753,054	$586,706	$265,390	$250,150	$220,054	$207,893
Accumulated net investment income	$2,875	$2,603	$74	$48	$211	$146
Share Transactions:
HC Strategic Shares
Issued	21,553	28,758	4,175	2,179	3,083	1,797
Reinvested	5,191	5,130	887	734	1,115	790
Redeemed	(6,303)	(13,951)	(2,167)	(8,188)	(1,764)	(6,415)
Change in HC Strategic Shares	20,441	19,937	2,895	(5,275)	2,434	(3,828)
HC Advisors Shares
Issued	20	20	—	—	—	—
Redeemed	(1)	(27)	—	—	—	—
Change in HC Advisors Shares	19	(7)	—	—	—	—
Total change in shares	20,460	19,930	2,895	(5,275)	2,434	(3,828)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Mortgage/ Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$4,562	$6,281	$313	$569	$12,196	$15,318
Net realized gains from investments and futures	672	2,228	50	240	13,079	6,669
Change in unrealized appreciation/(depreciation) on investments and futures	(8,260)	4,283	(306)	(71)	(18,330)	16,181
Change in net assets resulting from operations	(3,026)	12,792	57	738	6,945	38,168
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(8,291)	(8,922)	(313)	(572)	(12,313)	(15,512)
HC Advisors Shares	—	—	—	—	(44)	(33)
Net realized gains from investment and futures transactions:
HC Strategic Shares	—	(905)	(232)	(64)	—	—
Change in net assets resulting from distributions	(8,291)	(9,827)	(545)	(636)	(12,357)	(15,545)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	38,033	24,238	4,313	2,569	55,785	38,957
Proceeds from reinvestment of dividends	6,971	8,375	535	626	11,859	14,835
Cost of shares redeemed	(17,996)	(75,881)	(7,470)	(10,097)	(84,784)	(127,226)
Change in net assets from HC Strategic Shares of beneficial interest	27,008	(43,268)	(2,622)	(6,902)	(17,140)	(73,434)
HC Advisors Shares
Proceeds from shares issued	—	—	—	—	1,185	296
Cost of shares redeemed	—	—	—	—	(368)	(504)
Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	817	(208)
Change in net assets from shares of beneficial interest	27,008	(43,268)	(2,622)	(6,902)	(16,323)	(73,642)
Change in net assets	15,691	(40,303)	(3,110)	(6,800)	(21,735)	(51,019)
Net Assets:
Beginning of period	237,857	278,160	25,718	32,518	443,421	494,440
End of period	$253,548	$237,857	$22,608	$25,718	$421,686	$443,421
Accumulated net investment income/(distributions in excess of net investment income)	$192	$148	$(8)	$(8)	$332	$450
Share Transactions:
HC Strategic Shares
Issued	3,764	2,371	424	252	5,462	3,895
Reinvested	689	820	52	61	1,162	1,491
Redeemed	(1,782)	(7,397)	(732)	(983)	(8,287)	(12,759)
Change in HC Strategic Shares	2,671	(4,206)	(256)	(670)	(1,663)	(7,373)
HC Advisors Shares
Issued	—	—	—	—	116	30
Redeemed	—	—	—	—	(36)	(51)
Change in HC Advisors Shares	—	—	—	—	80	(21)
Total change in shares	2,671	(4,206)	(256)	(670)	(1,583)	(7,394)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Operations:
Net investment income	$1,513	$1,581
Net realized gains from investments	224	241
Change in unrealized appreciation/(depreciation) on investments	(1,991)	3,116
Change in net assets resulting from operations	(254)	4,938
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,494)	(1,607)
HC Advisors Shares	(8)	(6)
Net realized gains from investment transactions:
HC Strategic Shares	(193)	(46)
HC Advisors Shares	(1)	—
Change in net assets resulting from distributions	(1,696)	(1,659)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	13,037	11,412
Proceeds from reinvestment of dividends	1,648	1,608
Cost of shares redeemed	(11,653)	(16,203)
Change in net assets from HC Strategic Shares of beneficial interest	3,032	(3,183)
HC Advisors Shares
Proceeds from shares issued	311	78
Cost of shares redeemed	(112)	(117)
Change in net assets from HC Advisors Shares of beneficial interest	199	(39)
Change in net assets from shares of beneficial interest	3,231	(3,222)
Change in net assets	1,281	57
Net Assets:
Beginning of period	72,654	72,597
End of period	$73,935	$72,654
Accumulated net investment income/(distributions in excess of net investment income)	$7	$(4)
Share Transactions:
HC Strategic Shares
Issued	1,231	1,093
Reinvested	156	154
Redeemed	(1,096)	(1,552)
Change in HC Strategic Shares	291	(305)
HC Advisors Shares
Issued	29	7
Redeemed	(10)	(11)
Change in HC Advisors Shares	19	(4)
Total change in shares	310	(309)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

(This page intentionally left blank.)

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of capital		Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2013	$12.22	$0.38	$2.69	$3.07	$(0.35)	$—	$—		$(0.35)
Year Ended June 30, 2012	12.50	0.30	(0.28)	0.02	(0.30)	—	—		(0.30)
Year Ended June 30, 2011	9.98	0.22	2.52	2.74	(0.22)	—	—		(0.22)
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)	—	—		(0.20)
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—		(0.46)
HC Advisors Shares
Year Ended June 30, 2013	$12.22	$0.35	$2.72	$3.07	$(0.35)	$—	$—		$(0.35)
Year Ended June 30, 2012	12.49	0.31	(0.28)	0.03	(0.30)	—	—		(0.30)
Period Ended June 30, 2011(d)	9.93	0.21	2.57	2.78	(0.22)	—	—		(0.22)
The Institutional Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$12.55	$0.38	$2.69	$3.07	$(0.37)	$(0.65)	$—		$(1.02)
Year Ended June 30, 2012	12.96	0.13	(0.06)	0.07	(0.30)	(0.18)	—		(0.48)
Year Ended June 30, 2011	10.26	0.23	2.67	2.90	(0.20)	—	—		(0.20)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)	—	—		(0.17)
Period Ended June 30, 2009(f)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—		(0.24)
HC Advisors Shares
Year Ended June 30, 2013	$12.55	$0.37	$2.70	$3.07	$(0.37)	$(0.65)	$—		$(1.02)
Year Ended June 30, 2012	12.97	0.14	(0.08)	0.06	(0.30)	(0.18)	—		(0.48)
Period Ended June 30, 2011(d)	10.21	0.21	2.75	2.96	(0.20)	—	—		(0.20)
The Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$14.88	$0.24	$2.07	$2.31	$(0.24)	$—	$—		$(0.24)
Year Ended June 30, 2012	13.87	0.15	1.01	1.16	(0.15)	—	—		(0.15)
Year Ended June 30, 2011	10.39	0.10	3.48	3.58	(0.10)	—	—		(0.10)
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)	—	—		(0.10)
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—		(0.10)
HC Advisors Shares
Year Ended June 30, 2013	$14.86	$0.22	$2.09	$2.31	$(0.24)	$—	$—		$(0.24)
Year Ended June 30, 2012	13.85	0.15	1.01	1.16	(0.15)	—	—		(0.15)
Period Ended June 30, 2011(d)	10.40	0.10	3.45	3.55	(0.10)	—	—		(0.10)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$15.02	$0.23	$2.07	$2.30	$(0.23)	$(2.09)	$—		$(2.32)
Year Ended June 30, 2012	14.10	0.16	0.97	1.13	(0.15)	(0.06)	—		(0.21)
Year Ended June 30, 2011	10.58	0.12	3.50	3.62	(0.10)	—	—		(0.10)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)	—	—		(0.09)
Period Ended June 30, 2009(g)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—		(0.09)
HC Advisors Shares
Year Ended June 30, 2013	$15.01	$0.23	$2.08	$2.31	$(0.23)	$(2.09)	$—		$(2.32)
Year Ended June 30, 2012	14.10	0.16	0.96	1.12	(0.15)	(0.06)	—		(0.21)
Period Ended June 30, 2011(d)	10.59	0.11	3.50	3.61	(0.10)	—	—		(0.10)
The Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$13.68	$0.15	$3.43	$3.58	$(0.14)	$—	$—		$(0.14)
Year Ended June 30, 2012	14.04	0.07	(0.36)	(0.29)	(0.07)	—	—		(0.07)
Year Ended June 30, 2011	10.41	0.05	3.64	3.69	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.94	0.04	1.47	1.51	(0.04)	—	—		(0.04)
Year Ended June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)	—	(0.01)		(0.05)
HC Advisors Shares
Year Ended June 30, 2013	$13.66	$0.14	$3.44	$3.58	$(0.14)	$—	$—		$(0.14)
Year Ended June 30, 2012	14.03	0.07	(0.37)	(0.30)	(0.07)	—	—		(0.07)
Period Ended June 30, 2011 (d)	10.13	0.05	3.91	3.96	(0.06)	—	—		(0.06)
The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$13.52	$0.09	$3.58	$3.67	$(0.10)	$—	$—		$(0.10)
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—		(0.04)
Year Ended June 30, 2011	10.32	0.05	3.59	3.64	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.88	0.05	1.43	1.48	(0.04)	—	—		(0.04)
Period Ended June 30, 2009(h)	12.93	0.05	(4.05)	(4.00)	(0.05)	—	—	(i)	(0.05)
HC Advisors Shares
Year Ended June 30, 2013	$13.52	$0.09	$3.58	$3.67	$(0.10)	$—	$—		$(0.10)
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—		(0.04)
Period Ended June 30, 2011(d)	10.05	0.05	3.86	3.91	(0.06)	—	—		(0.06)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.
(f)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(g)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(h)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(i)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$14.94	25.46%	$679,946	0.29%	0.27%	0.27%	2.73%	54.28%
Year Ended June 30, 2012	12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
Year Ended June 30, 2009	8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
HC Advisors Shares
Year Ended June 30, 2013	$14.94	25.46%	$1,564	0.48%	0.27%	0.27%	2.74%	54.28%
Year Ended June 30, 2012	12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
Period Ended June 30, 2011 (d)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$14.60	25.76%	$936,866	0.28%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05	%(e)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
Period Ended June 30, 2009 (f)	9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%
HC Advisors Shares
Year Ended June 30, 2013	$14.60	25.76%	$2,098	0.46%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
Period Ended June 30, 2011 (d)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05	%(e)
The Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$16.95	15.62%	$736,260	0.27%	0.27%	0.27%	1.47%	23.77%
Year Ended June 30, 2012	14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
Year Ended June 30, 2009	9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
HC Advisors Shares
Year Ended June 30, 2013	$16.93	15.64%	$1,530	0.46%	0.27%	0.27%	1.49%	23.77%
Year Ended June 30, 2012	14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
Period Ended June 30, 2011 (d)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$15.00	17.08%	$1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
Year Ended June 30, 2012	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	%(e)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
Period Ended June 30, 2009 (g)	9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%
HC Advisors Shares
Year Ended June 30, 2013	$15.00	17.15%	$1,842	0.44%	0.26%	0.26%	1.54%	39.54%
Year Ended June 30, 2012	15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
Period Ended June 30, 2011 (d)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12	%(e)
The Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$17.12	26.34%	$112,700	0.56%	0.56%	0.56%	0.99%	34.45%
Year Ended June 30, 2012	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
Year Ended June 30, 2011	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
Year Ended June 30, 2009	8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
HC Advisors Shares
Year Ended June 30, 2013	$17.10	26.38%	$191	0.75%	0.56%	0.56%	1.02%	34.45%
Year Ended June 30, 2012	13.66	(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
Period Ended June 30, 2011 (d)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$17.09	27.29%	$177,162	0.70%	0.69%	0.69%	0.68%	58.43%
Year Ended June 30, 2012	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
Year Ended June 30, 2011	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
Period Ended June 30, 2009 (h)	8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%
HC Advisors Shares
Year Ended June 30, 2013	$17.09	27.29%	$243	0.88%	0.69%	0.69%	0.67%	58.43%
Year Ended June 30, 2012	13.52	(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
Period Ended June 30, 2011 (d)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Real Estate Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013(d)	$11.16	$0.09		$0.94	$1.03	$(0.11)	$(6.65)	$—	(k)	$(6.76)
Year Ended June 30, 2012	17.60	0.13		0.63	0.76	(0.20)	(7.00)	—		(7.20)
Year Ended June 30, 2011	13.53	0.20		4.71	4.91	(0.33)	(0.51)	—		(0.84)
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)
Period Ended June 30, 2009(f)	10.00	0.02		0.07	0.09	(0.01)	—	—		(0.01)
HC Advisors Shares
Period Ended May 5, 2013(g)	$11.16	$0.20	(e)	$0.79 (e)	$0.99	$(0.11)	$(6.65)	$—	(k)	$(6.76)
Year Ended June 30, 2012	17.60	0.17	(e)	0.59 (e)	0.76	(0.20)	(7.00)	—		(7.20)
Period Ended June 30, 2011(h)	13.08	0.19		5.17	5.36	(0.33)	(0.51)	—		(0.84)
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Year Ended June 30, 2013(i)	$10.01	$0.12		$(0.20)	$(0.08)	$(0.11)	$—	$—		$(0.11)
Year Ended June 30, 2012(i)	12.62	0.07		(2.46)	(2.39)	(0.06)	(0.16)	—		(0.22)
Year Ended June 30, 2011(i)	9.57	0.04		3.19	3.23	(0.04)	(0.14)	—		(0.18)
Period Ended June 30, 2010(i)(j)	10.00	—	(k)	(0.43)	(0.43)	—	—	—		—
HC Advisors Shares
Year Ended June 30, 2013(i)	$10.01	$0.12		$(0.21)	$(0.09)	$(0.11)	$—	$—		$(0.11)
Year Ended June 30, 2012(i)	12.62	0.08		(2.47)	(2.39)	(0.06)	(0.16)	—		(0.22)
Period Ended June 30, 2011(h)(i)	9.71	0.05		3.04	3.09	(0.04)	(0.14)	—		(0.18)
The International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.74	$0.32		$1.61	$1.93	$(0.32)	$—	$—		$(0.32)
Year Ended June 30, 2012	10.98	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.27)	—	—		(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—		(0.16)
Year Ended June 30, 2009	12.41	0.17		(4.17)	(4.00)	(0.13)	(0.35)	(0.01)		(0.49)
HC Advisors Shares
Year Ended June 30, 2013	$9.75	$0.31		$1.62	$1.93	$(0.32)	$—	$—		$(0.32)
Year Ended June 30, 2012	10.99	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)
Period Ended June 30, 2011(h)	8.74	0.23		2.29	2.52	(0.27)	—	—		(0.27)
The Institutional International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.38	$0.30		$1.56	$1.86	$(0.30)	$(0.07)	$—		$(0.37)
Year Ended June 30, 2012	10.97	0.22		(1.29)	(1.07)	(0.21)	(0.31)	—		(0.52)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.28)	—	—		(0.28)
Period Ended June 30, 2010(l)	9.64	0.14		(1.14)	(1.00)	(0.13)	—	—		(0.13)
HC Advisors Shares
Year Ended June 30, 2013	$9.37	$0.31		$1.56	$1.87	$(0.30)	$(0.07)	$—		$(0.37)
Year Ended June 30, 2012	10.96	0.23		(1.30)	(1.07)	(0.21)	(0.31)	—		(0.52)
Period Ended June 30, 2011(h)	8.73	0.24		2.27	2.51	(0.28)	—	—		(0.28)
The Emerging Markets Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$17.79	$0.34		$(0.36)	$(0.02)	$(0.26)	$—	$—		$(0.26)
Year Ended June 30, 2012	22.42	0.18		(4.20)	(4.02)	(0.17)	(0.44)	—		(0.61)
Year Ended June 30, 2011	17.81	0.25		4.72	4.97	(0.15)	(0.21)	—		(0.36)
Period Ended June 30, 2010(m)	18.84	0.12		(1.15)	(1.03)	— (k)	—	—	(k)	— (k)
HC Advisors Shares
Year Ended June 30, 2013	$17.79	$0.36		$(0.38)	$(0.02)	$(0.26)	$—	$—		$(0.26)
Year Ended June 30, 2012	22.42	0.19		(4.21)	(4.02)	(0.17)	(0.44)	—		(0.61)
Period Ended June 30, 2011(h)	18.17	0.25		4.36	4.61	(0.15)	(0.21)	—		(0.36)
The Core Fixed Income Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.27	$0.21		$(0.30)	$(0.09)	$(0.26)	$(0.19)	$—		$(0.45)
Year Ended June 30, 2012	10.14	0.24		0.53	0.77	(0.25)	(0.39)	—		(0.64)
Year Ended June 30, 2011	10.25	0.19		0.15	0.34	(0.25)	(0.20)	—		(0.45)
Year Ended June 30, 2010	9.57	0.32		0.70	1.02	(0.34)	—	—		(0.34)
Year Ended June 30, 2009	9.78	0.46		(0.17)	0.29	(0.50)	—	—		(0.50)
HC Advisors Shares
Year Ended June 30, 2013	$10.26	$0.21		$(0.29)	$(0.08)	$(0.26)	$(0.19)	$—		$(0.45)
Year Ended June 30, 2012	10.13	0.24		0.53	0.77	(0.25)	(0.39)	—		(0.64)
Period Ended June 30, 2011(h)	10.27	0.24		0.07	0.31	(0.25)	(0.20)	—		(0.45)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.
(e)	Per share amounts are based on average shares outstanding.
(f)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(g)	For the period July 1, 2012 through May 5, 2013.
(h)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(i)	Statement has been consolidated. Please see Note 2M in the Notes to Financial Statements for basis of consolidation.
(j)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(k)	Amount rounds to less than $0.005 per share.
(l)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(m)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
(n)	Portfolio Turnover does not include TBA security transactions.
(o)	Represents the last traded net asset value per share on May 5, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.

See accompanying notes to financial statements.

					Ratios/Supplementary Data:
	Net Asset Value, End of Period		Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Real Estate Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013 (d)	$5.43	(d)	13.28%	$—	0.88%	0.88%	0.88%	0.98%	53.50%
Year Ended June 30, 2012	11.16		12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
Year Ended June 30, 2011	17.60		37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	13.53		37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009 (f)	10.08		0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%
HC Advisors Shares
Year Ended June 30, 2013(g)	$5.39	(o)	12.36%	$—	1.04%	0.88%	0.88%	2.36%	49.38%
Year Ended June 30, 2012	11.16		12.29%	127	0.82%	0.82%	0.82%	1.30%	70.31%
Period Ended June 30, 2011(h)	17.60		41.98%	246	1.05%	0.80%	0.80%	2.08%	79.82%
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Year Ended June 30, 2013 (i)	$9.82		(0.85)%	$906,350	0.64%	0.64%	0.64%	1.18%	34.75%
Year Ended June 30, 2012 (i)	10.01		(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
Year Ended June 30, 2011 (i)	12.62		33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010 (j)	9.57		(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Year Ended June 30, 2013 (i)	$9.81		(0.95)%	$1,151	0.82%	0.64%	0.64%	1.20%	34.75%
Year Ended June 30, 2012 (i)	10.01		(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%
Period Ended June 30, 2011 (h)(i)	12.62		31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$11.35		19.76%	$1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
Year Ended June 30, 2012	9.74		(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
Year Ended June 30, 2011	10.98		32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51		9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
Year Ended June 30, 2009	7.92		(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
HC Advisors Shares
Year Ended June 30, 2013	$11.36		19.74%	$2,732	0.61%	0.41%	0.41%	3.07%	46.29%
Year Ended June 30, 2012	9.75		(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
Period Ended June 30, 2011 (h)	10.99		28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%
The Institutional International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.87		19.86%	$2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
Year Ended June 30, 2012	9.38		(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
Year Ended June 30, 2011	10.97		32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010 (l)	8.51		(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Year Ended June 30, 2013	$10.87		19.99%	$3,385	0.63%	0.42%	0.42%	2.89%	47.98%
Year Ended June 30, 2012	9.37		(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
Period Ended June 30, 2011 (h)	10.96		28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$17.51		(0.28)%	$1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
Year Ended June 30, 2012	17.79		(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
Year Ended June 30, 2011	22.42		28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010 (m)	17.81		(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Year Ended June 30, 2013	$17.51		(0.28)%	$1,778	0.95%	0.77%	0.77%	2.24%	63.21%
Year Ended June 30, 2012	17.79		(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
Period Ended June 30, 2011 (h)	22.42		25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.73		(1.02)%	$93,015	0.27%	0.26%	0.26%	2.09%	53.26	%(n)
Year Ended June 30, 2012	10.27		7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20	%(n)
Year Ended June 30, 2011	10.14		3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04	%(n)
Year Ended June 30, 2010	10.25		10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41	%(n)
Year Ended June 30, 2009	9.57		3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65	%(n)
HC Advisors Shares
Year Ended June 30, 2013	$9.73		(0.92)%	$2,341	0.45%	0.26%	0.26%	2.08%	53.26	%(n)
Year Ended June 30, 2012	10.26		7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20	%(n)
Period Ended June 30, 2011 (h)	10.13		3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04	%(n)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$7.22	$0.47	$0.19	$0.66	$(0.47)	$—	$(0.47)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	(0.56)
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	(0.49)
HC Advisors Shares
Year Ended June 30, 2013	$7.22	$0.47	$0.18	$0.65	$(0.47)	$—	$(0.47)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	(0.53)
Period Ended June 30, 2011(d)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.48	$0.12	$(0.30)	$(0.18)	$(0.12)	$(0.27)	$(0.39)
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	(0.34)
Period Ended June 30, 2011(e)	10.00	0.07	0.01	0.08	(0.07)	—	(0.07)
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.59	$0.35	$(0.35)	$— (f)	$(0.34)	$(0.28)	$(0.62)
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	(0.44)
Period Ended June 30, 2011(e)	10.00	0.18	(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.22	$0.20	$(0.30)	$(0.10)	$(0.34)	$—	$(0.34)
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	(0.40)
Period Ended June 30, 2011(e)	10.00	0.10	0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.26	$0.13	$(0.11)	$0.02	$(0.13)	$(0.10)	$(0.23)
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	(0.32)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.10	$0.28	$(0.14)	$0.14	$(0.28)	$—	$(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)
HC Advisors Shares
Year Ended June 30, 2013	$10.10	$0.26	$(0.12)	$0.14	$(0.28)	$—	$(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Period Ended June 30, 2011(d)	9.61	0.32	0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.56	$0.22	$(0.25)	$(0.03)	$(0.22)	$(0.03)	$(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(h)	10.00	0.17	0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Year Ended June 30, 2013	$10.56	$0.22	$(0.24)	$(0.02)	$(0.22)	$(0.03)	$(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(h)	10.11	0.14	(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Amount rounds to less than $0.005 per share.
(g)	Portfolio Turnover does not include TBA security transactions.
(h)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$7.41	9.17%	$752,140	0.43%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
Year Ended June 30, 2009	6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
HC Advisors Shares
Year Ended June 30, 2013	$7.40	9.03%	$914	0.64%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
Period Ended June 30, 2011 (d)	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%
Government Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.91	(1.75)%	$265,390	0.18%	0.18%	0.18%	1.21%	41.62%
Year Ended June 30, 2012	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
Period Ended June 30, 2011 (e)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.97	(0.24)%	$220,054	0.33%	0.33%	0.33%	3.26%	52.16%
Year Ended June 30, 2012	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
Period Ended June 30, 2011 (e)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.78	(1.05)%	$253,548	0.23%	0.23%	0.23%	1.84%	34.20	%(g)
Year Ended June 30, 2012	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67	%(g)
Period Ended June 30, 2011 (e)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64	%(g)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.05	0.21%	$22,608	0.27%	0.27%	0.27%	1.27%	5.92%
Year Ended June 30, 2012	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
Year Ended June 30, 2009	10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$9.96	1.39%	$419,846	0.29%	0.29%	0.29%	2.74%	59.43%
Year Ended June 30, 2012	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
Year Ended June 30, 2009	9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
HC Advisors Shares
Year Ended June 30, 2013	$9.96	1.39%	$1,840	0.48%	0.29%	0.29%	2.70%	59.43%
Year Ended June 30, 2012	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
Period Ended June 30, 2011 (d)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Year Ended June 30, 2013	$10.28	(0.37)%	$73,472	0.25%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
Period Ended June 30, 2011 (h)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Year Ended June 30, 2013	$10.29	(0.27)%	$463	0.44%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
Period Ended June 30, 2011 (h)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — June 30, 2013

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2013, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of June 30, 2013, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers. As of June 30, 2013, the Real Estate Portfolio had no net assets and no shareholders and was closed to new investors.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds):  Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, and U.S. Government and Agency Securities):   Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Short-Term Obligations:  Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):  Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2013 (amounts in thousands):

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$655,499	$—	$—	$655,499
Time Deposit	—	720	—	720
Mutual Fund	1,099	—	—	1,099
Total Investments	$656,598	$720	$—	$657,318
Institutional Value Portfolio
Common Stocks[1]	$909,620	$—	$—	$909,620
Mutual Fund	1,732	—	—	1,732
Total Investments	$911,352	$—	$—	$911,352
Growth Portfolio
Common Stocks[1]	$722,181	$—	$—	$722,181
Time Deposit	—	4,641	—	4,641
Mutual Fund	876	—	—	876
Total Investments	$723,057	$4,641	$—	$727,698
Institutional Growth Portfolio
Common Stocks[1]	$975,964	$—	$—	$975,964
Corporate Bonds[1]	—	5,996	—	5,996
Asset Backed Securities	—	1,833	—	1,833
Collateralized Mortgage Obligations	—	28,889	—	28,889
Certificate of Deposit	—	3,774	—	3,774
Global Bonds[2]	—	7,177	—	7,177
Municipal Bonds[3]	—	943	—	943
U.S. Government Agency Securities	—	900	—	900
U.S. Government Agency Mortgages	—	8,708	—	8,708
U.S. Treasury Obligations	—	48,022	—	48,022
Yankee Dollars[1]	—	6,332	—	6,332
Time Deposit	—	4,312	—	4,312
Mutual Funds	6,986	—	—	6,986
Put Option Purchased	3	—	—	3
Repurchase Agreement	—	5,000	—	5,000
Total Investments	$982,953	$121,886	$—	$1,104,839

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Other Financial Instruments[5]
Futures	$(2,498)	$—		$—	$(2,498)
Currency Contracts	—	366		—	366
Written Options	(31)	(327)		—	(358)
Interest Rate Swaps	—	(10)		—	(10)
Small Capitalization Portfolio
Common Stocks[1]	$111,963	$—		$—	$111,963
Contingent Rights	—	—	[6]	—	— [6]
Warrant	—	—	[6]	—	— [6]
U.S. Treasury Obligations	—	49		—	49
Time Deposit	—	175		—	175
Mutual Fund	455	—		—	455
Total Investments	$112,418	$224		$—	$112,642
Other Financial Instruments[5]
Future	$(3)	$—		$—	$(3)
Institutional Small Capitalization Portfolio
Common Stocks[1]	$176,196	$—		$—	$176,196
Contingent Rights	—	—	[6]	—	— [6]
Time Deposit	—	16		—	16
Mutual Funds	200	—		—	200
Total Investments	$176,396	$16		$—	$176,412
Real Estate Portfolio
Mutual Fund	$145	$—		$—	$145
Total Investments	$145	$—		$—	$145
Commodity Portfolio
Common Stocks[1,4]	$545,317	$5,416		$—	$550,733
Preferred Stocks[2]	5,140	—		—	5,140
Warrant	29	—		—	29
Right	—	148		—	148
Commercial Paper	—	10,197		—	10,197
Corporate Bonds	—	2,842		—	2,842
Asset Backed Securities	—	8,047		—	8,047
Collateralized Mortgage Obligations	—	6,166		—	6,166
Certificate of Deposit	—	796		—	796
Global Bonds[2]	—	4,725		—	4,725
U.S. Government Agency Securities	—	17,917		—	17,917
U.S. Treasury Obligations	—	85,610		—	85,610
Yankee Dollars[2]	—	5,332		—	5,332
Time Deposit	—	13,847		—	13,847
Mutual Fund	524	—		—	524
Call Options Purchased	—	29		—	29
Put Options Purchased	—	359		—	359
Repurchase Agreements	—	195,500		—	195,500
Total Investments	$551,010	$356,931		$—	$907,941

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio
Other Financial Instruments[5]
Futures	$(8,667)	$—	$—	$(8,667)
Currency Contracts	—	(229)	—	(229)
Written Options	—	(296)	—	(296)
Variance Swaps	—	(5)	—	(5)
Commodity Swaps	—	(8,647)	—	(8,647)
Total Return Swaps	—	— [6]	—	— [6]
Interest Rate Swaps	—	(281)	—	(281)
International Portfolio
Common Stocks[1,2]	$1,290,643	$—	$—	$1,290,643
Preferred Stocks[2]	6,189	—	—	6,189
Warrant[2]	59	—	—	59
Time Deposit	—	16,001	—	16,001
Mutual Funds	69,058	—	—	69,058
Total Investments	$1,365,949	$16,001	$—	$1,381,950
Other Financial Instruments[5]
Future	$40	$—	$—	$40
Currency Contracts	—	31	—	31
Institutional International Portfolio
Common Stocks[1,2]	$2,258,607	$—	$—	$2,258,607
Preferred Stocks[2]	9,503	—	—	9,503
Warrant[2]	81	—	—	81
Time Deposit	—	28,332	—	28,332
Mutual Funds	122,299	—	—	122,299
Total Investments	$2,390,490	$28,332	$—	$2,418,822
Other Financial Instruments[5]
Future	$75	$—	$—	$75
Currency Contracts	—	47	—	47
Emerging Markets Portfolio
Common Stocks[1,2,4]	$990,597	$4,564	$—	$995,161
Preferred Stocks[1,2]	36,889	—	—	36,889
Time Deposit	—	7,766	—	7,766
Mutual Funds	34,562	—	—	34,562
Total Investments	$1,062,048	$12,330	$—	$1,074,378
Other Financial Instruments[5]
Futures	$89	$—	$—	$89
Currency Contracts	—	130	—	130
Core Fixed Income Portfolio
Asset Backed Securities	$—	$387	$—	$387
Collateralized Mortgage Obligations	—	2,099	—	2,099
U.S. Government Agency Mortgages	—	36,952	—	36,952
U.S. Government Agency Securities	—	2,823	—	2,823
Corporate Bonds[1]	—	26,235	—	26,235
U.S. Treasury Obligations	—	22,374	—	22,374

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Core Fixed Income Portfolio
Yankee Dollars[1]	$—	$4,942	$—	$4,942
Preferred Stocks[1]	1,171	—	—	1,171
Mutual Funds	4,323	—	—	4,323
Total Investments	$5,495	$95,811	$—	$101,306
TBA Sale Commitments	$—	$(2,591)	$—	$(2,591)
Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$607,722	$—	$607,722
Bank Loans[1]	—	18,878	—	18,878
Yankee Dollars[1]	—	137,978	—	137,978
Preferred Stocks[1,4]	4,374	1,446	—	5,820
Time Deposit	—	22,256	—	22,256
Total Investments	$4,374	$788,280	$—	$792,654
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$29,684	$—	$29,684
Corporate Bond[1]	—	276	—	276
U.S. Treasury Obligations	—	233,330	—	233,330
Time Deposit	—	121	—	121
Total Investments	$—	$263,411	$—	$263,411
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$176,352	$—	$176,352
Yankee Dollars[1]	—	32,898	—	32,898
Preferred Stocks[1]	7,244	—	—	7,244
Mutual Fund	824	—	—	824
Total Investments	$8,068	$209,250	$—	$217,318
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,302	$—	$2,302
Collateralized Mortgage Obligations	—	13,796	—	13,796
U.S. Government Agency Mortgages	—	249,704	—	249,704
Mutual Fund	34,521	—	—	34,521
Total Investments	$34,521	$265,802	$—	$300,323
TBA Sale Commitments	$—	$(18,511)	$—	$(18,511)
Short-Term Municipal Portfolio
Municipal Bonds[3]	$—	$22,064	$—	$22,064
Mutual Fund	291	—	—	291
Total Investments	$291	$22,064	$—	$22,355

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Portfolio
Municipal Bonds[3]	$—	$434,499		$—	$434,499
Corporate Bond[1]	—	—	[6]	—	—	[6]
Time Deposit	—	1,707		—	1,707
Total Investments	$—	$436,206		$—	$436,206
Intermediate Municipal II Portfolio
Municipal Bonds[3]	$—	$72,936		$—	$72,936
Mutual Fund	1,658	—		—	1,658
Total Investments	$1,658	$72,936		$—	$74,594

[1]	Please see the Portfolio of Investments for industry classification.
[2]	Please see the Portfolio of Investments for country classification.
[3]	Please see the Portfolio of Investments for state classification.
[4]	Please see the Portfolio of Investments for securities noted as Level 2.
[5]	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
[6]	Amounts are $0 or have been rounded to $0.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to 2 as of June 30, 2013.

There were however, transfers from Level 2 to Level 1 as of June 30, 2013. On June 30, 2012, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges. The Portfolios did not systematically fair value on June 30, 2013.

Transfers from Level 2 to Level 1
International Portfolio
Common Stocks	$1,260,223
Institutional International Portfolio
Common Stocks	$251,705
Emerging Markets Portfolio
Common Stocks	$247,971

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). At June 30, 2013, the Institutional Growth Portfolio, Commodity Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Opportunity Portfolio and U.S. Corporate Fixed Income Portfolio held restricted securities representing 0.74%, 1.60%, 6.01%, 5.25%, 0.60%, 4.80%, 45.56% and 13.33% of net assets, respectively. The restricted securities held as of June 30, 2013 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Institutional Growth Portfolio:
American International Group, Inc., 3.75%,11/30/13	3/21/11	$101	$100	$101
Banco Bradesco SA, 2.37%, 5/16/14	5/9/11	500	500	505
Banc of America Large Loan, Inc., Series 2012-HLTN, Class HLTN, 2.49%, 11/15/13	12/10/12	1,966	1,966	1,968
Banco Votorantim, 5.25%, 2/11/16	2/7/11	994	1,000	1,025
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.51%, 11/15/17	11/27/12	109	110	110
DNB Bank ASA, 3.20%, 4/3/17	3/26/12	1,099	1,100	1,138
Doric Nimrod Air 2012-1A, 5.13%, 11/30/24	6/28/12	194	194	194
Kingsland Ltd., Series 2005-1A, Class A1A, 0.52%, 6/13/19	11/28/12	191	193	192
Nordea Bank AB, 1.18%, 1/14/14	1/11/11	1,300	1,300	1,306
SSIF Nevada LP, 0.98%, 4/14/14	4/6/11	1,900	1,900	1,909
		$8,354	$8,363	$8,448
Commodity Portfolio:
Achmea Hypotheekbank NV, 3.20%, 11/3/14	2/8/12	$473	$462	$480
AIMCO, Series 2005-AAB, Class A1B, 0.53%, 10/20/19	8/27/12	357	366	362
Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.54%, 10/30/17	3/15/13	583	588	587
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.51%, 11/15/17	11/27/12	480	485	483
Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.94%, 8/15/18	6/9/11	1,041	1,000	1,027
Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.54%, 5/10/21	6/15/11	569	600	585
Fannie Mae, Series 2013-M4, Class X1, 4.12%, 2/25/18	3/28/13	483	2,976	454
Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.52%, 7/20/19	11/27/12	1,165	1,200	1,169
Four Corners CLO Ltd., Series 2006-2A, Class A, 0.55%, 1/26/20	12/11/12	353	358	353
Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20	6/22/11	987	1,000	1,004
HSBC Bank PLC, 1.63%, 7/7/14	6/28/11	1,000	1,000	1,011
Kommunalbanken AS, 0.66%, 3/27/17	3/20/12	500	500	504
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/15/11	400	400	409
Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.52%, 5/17/21	9/11/12	512	520	520
Reliance Industries Ltd. – Sponsored GDR	8/10/11	5,545	186,546	5,416
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.54%, 10/15/19	12/11/12	175	177	175
		$14,623	$198,878	$14,539

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
International Portfolio:
AIA Group Ltd.	10/22/10	$10,663	3,630,180	$15,375
Astro Malaysia Holdings Berhad	10/4/12	387	405,400	389
Brenntag AG	10/1/10	1,544	17,465	2,653
Centerra Gold, Inc.	6/26/12	1,287	170,300	538
Deutsche Post AG	4/24/09	7,026	422,060	10,489
Deutsche Wohnen AG	6/19/12	1,531	90,166	1,531
Glanbia PLC	11/20/12	761	67,819	914
International Consolidated Airlines Group SA	5/29/13	3,199	788,350	3,164
Japan Tobacco, Inc.	1/7/11	11,949	454,181	16,054
Linde AG	1/27/09	11,111	101,269	18,894
Oil Search Ltd.	6/9/09	1,837	306,355	2,165
Ophir Energy PLC	3/5/13	566	86,860	472
Partners Group Holding AG	11/9/12	1,050	5,414	1,466
Singapore Telecommunications Ltd.	6/26/12	2,732	1,074,170	3,197
Sumitomo Mitsui Trust Holdings, Inc.	3/15/13	1,408	323,386	1,510
Thomas Cook Group PLC	5/16/13	1,165	620,583	1,220
Ziggo NV	3/21/12	2,724	85,001	3,402
		60,940	8,648,959	$83,433
Institutional International Portfolio:
AIA Group Ltd.	10/22/10	$16,062	5,477,918	$23,202
Astro Malaysia Holdings Berhad	10/4/12	564	590,600	567
Brenntag AG	10/1/10	2,428	27,547	4,184
Centerra Gold, Inc.	12/30/09	2,016	249,100	787
Deutsche Post AG	11/20/09	12,518	656,295	16,310
Deutsche Wohnen AG	6/19/12	2,249	131,577	2,234
Glanbia PLC	11/20/12	1,111	98,935	1,333
International Consolidated Airlines Group SA	5/29/13	4,723	1,164,333	4,673
Japan Tobacco, Inc.	1/7/11	19,031	713,922	25,235
Linde AG	11/20/09	20,617	151,164	28,203
Oil Search Ltd.	11/20/09	2,819	448,292	3,168
Ophir Energy PLC	3/5/13	848	130,500	708
Partners Group Holding AG	11/9/12	2,185	10,661	2,887
Singapore Telecommunications Ltd.	6/26/12	4,335	1,702,110	5,064
Sumitomo Mitsui Trust Holdings, Inc.	3/15/13	2,061	482,817	2,254
Thomas Cook Group PLC	5/16/13	1,738	919,715	1,809
Ziggo NV	3/21/12	4,208	130,814	5,235
		$99,513	13,086,800	$127,853

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Emerging Markets Portfolio:
Hon Hai Precision Industry Co. Ltd.	7/19/11	$1,237	216,777	$1,070
Lianhua Supermarket Holdings Ltd., H Shares	1/4/12	3,441	3,529,000	1,925
Reliance Industries Ltd.	8/23/11	3,573	120,330	3,494
		$8,251	3,866,107	$6,489
Core Fixed Income Portfolio:
Barrick International (Barbados) Corp.	12/8/10	$226	$207	$184
Barrick NA Finance LLC	4/29/13	295	295	239
ERAC USA Finance Co.	12/9/10	148	142	153
ERAC USA Finance Co.	12/9/10	318	309	342
Fairfax Financial Holdings Ltd.	5/4/11	278	279	288
Georgia-Pacific LLC	6/18/13	329	329	320
MassMutual Global Funding LLC	3/29/12	289	290	291
Mylan, Inc.	6/18/13	160	160	159
Sabmiller Holdings, Inc.	1/10/12	454	455	462
SoftBank Corp.	4/18/13	385	385	371
TSMC Global Ltd.	3/27/12	356	356	342
Volkswagen International Finance N.V.	3/19/12	352	354	359
Wesfarmers Ltd.	3/13/13	315	315	308
Woodside Finance Ltd., Callable 2/10/21 @ 100	5/5/11	454	452	475
Zoetis, Inc., Callable 11/1/22 @ 100.00	1/16/13	298	298	283
		$4,656	$4,626	$4,576
Fixed Opportunity Portfolio:
313 Group, Inc., Callable 12/1/15 @ 104.78	11/7/12	$1,160	$1,160	$1,102
313 Group, Inc., Callable 12/1/15 @ 106.56	11/7/12	400	400	381
Affinia Group, Inc., Callable 5/1/16 @ 105.81	4/11/13	720	720	725
Aguila 3 SA, Callable 1/31/14 @ 105.91	1/24/11	1,440	1,415	1,457
Air Canada, Inc., Callable 8/6/13 @ 104.63	2/2/12	1,983	2,035	2,132
Albea Beauty Holdings SA, Callable 11/1/15 @ 106.28	10/17/12	448	448	439
Alcatel-Lucent USA, Inc.	2/27/13	548	544	548
Amsted Industries, Inc., Callable 3/15/14 @ 104.06	3/12/10	607	610	644
Aperam SA, Callable 4/1/15 @ 103.88	3/25/11	205	205	195
Aramark Corp., Callable 3/15/15 @ 104.31	2/22/13	549	549	561
Ardagh Packaging Finance PLC, Callable 10/15/14 @ 103.69	7/19/12	714	683	728
Assured Guaranty Municipal Corp., Callable 12/15/36 @ 100.00	2/10/12	1,035	1,280	1,088
Asurion Corp.	5/14/12	975	978	973
Atlas Energy Holdings Operating Co. LLC, Callable 1/15/17 @ 103.88	1/16/13	1,070	1,070	1,022
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 5/15/16 @ 103.56	5/7/13	1,500	1,500	1,350
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 2/1/18 @ 102.94	1/28/13	1,144	1,144	1,087
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 10/1/16 @ 103.31	12/6/12	850	800	802
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 10/1/16 @ 103.31	9/25/12	983	983	985

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
Aviation Capital Group	1/14/13	$1,289	$1,270	$1,250
Barclays Bank PLC, Callable 6/15/32 @ 100.00	5/9/13	2,749	2,581	2,555
Barrick Gold Corp.	4/29/13	2,945	3,008	2,513
Belden, Inc., Callable 9/1/17 @ 102.75	8/13/12	2,348	2,346	2,305
Berry Plastics Corp.	2/21/13	1,187	1,195	1,185
BI-LO LLC/BI-LO Finance Corp., Callable 2/15/15 @ 104.63	6/7/12	3,010	2,799	3,009
Block Communications, Inc., Callable 2/1/16 @ 103.63	1/12/12	565	565	593
Bombardier, Inc.	3/5/12	1,174	1,180	1,171
Bombardier, Inc.	1/9/13	3,181	3,159	3,135
Bombardier, Inc.	2/13/12	1,682	1,474	1,636
Brookfield Residential Properties, Inc., Callable 7/1/17 @ 104.59	6/18/13	680	680	667
Brookfield Residential Properties, Inc., Callable 12/15/15 @ 104.88	12/11/12	510	510	514
Brunswick Corp., Callable 5/15/16 @ 103.47	5/8/13	365	365	356
Building Materials Corp. of America, Callable 5/1/16 @ 103.38	4/26/11	448	450	478
Calcipar SA, Callable 5/1/15 @ 103.44	6/7/12	1,603	1,600	1,640
Calpine Corp., Callable 11/1/15 @ 103.75	5/31/12	940	900	961
Calpine Corp., Callable 1/15/17 @ 103.94	12/6/11	6,369	5,927	6,372
CCO Holdings LLC/CCO Holdings Capital Corp., Callable 3/15/16 @ 103.94	2/28/13	1,798	1,765	1,739
Cedar Fair LP/Canada's Wonderland, Callable 3/15/16 @ 103.94	2/28/13	800	800	768
Cemex Finance LLC/Cemex SAB de CV, Callable 10/12/17 @ 104.69	10/12/12	1,000	1,000	1,090
Century Aluminum Co., Callable 6/1/16 @ 105.63	5/23/13	626	635	616
Cequel Communications Holdings I LLC/Cequel Capital Corp., Callable 9/15/15 @ 104.78	10/11/12	6,001	5,845	5,947
Cequel Communications LLC	4/4/12	1,299	1,312	1,303
CHC Helicopter SA, Callable 6/1/16 @ 107.03	5/8/13	2,540	2,540	2,515
Cinemark USA, Inc., Callable 6/1/18 @ 102.44	5/21/13	625	625	600
CIT Group, Inc.	2/2/12	2,155	2,155	2,190
CIT Group, Inc.	3/21/12	2,156	2,015	2,176
Citgo Petroleum Corp., Callable 7/1/14 @ 105.75	6/18/10	501	505	561
Claire's Stores, Inc., Callable 6/1/16 @ 103.88	5/9/13	305	305	295
Claire's Stores, Inc., Callable 3/15/15 @ 106.75	9/6/12	661	645	709
Clear Channel Communications, Inc., Callable 3/1/16 @ 108.44	2/21/13	490	490	511
Clear Channel Worldwide Holdings, Inc., Series B, Callable 11/15/17 @ 103.25	11/6/12	3,766	3,721	3,833
Clear Channel Worldwide Holdings, Inc., Callable 11/15/17 @ 103.25	11/6/12	753	760	779
CNG Holdings, Inc., Callable 5/15/16 @ 104.69	5/4/12	1,628	1,625	1,560
Cogeco Cable, Inc., Callable 5/1/16 @ 103.66	4/18/13	1,034	1,027	999
Coinstar, Inc., Callable 3/15/16 @ 103.00	3/7/13	640	640	639
CommScope Holdings, Inc., Callable 6/1/16 @ 103.31	5/22/13	1,555	1,555	1,485
Continental Resources, Inc., Callable 1/15/23 @ 100.00	4/2/13	1,656	1,660	1,614
ConvaTec Healthcare E SA, Callable 12/15/14 @ 105.25	12/17/10	1,110	1,110	1,213
Crown Americas LLC/Crown Americas Capital Corp. IV	1/3/13	1,745	1,740	1,640

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
CST Brands, Inc., Callable 5/1/18 @ 102.50	4/25/13	$625	$625	$609
CyrusOne LP/CyrusOne Finance Corp., Callable 11/15/17 @ 103.19	11/6/12	345	345	354
DigitalGlobe, Inc., Callable 2/1/17 @ 102.62	1/25/13	579	574	551
DISH DBS Corp.	4/2/13	2,057	2,060	2,019
Drill Rigs Holdings, Inc., Callable 10/1/15 @ 103.25	9/13/12	4,213	4,202	4,191
Dynegy, Inc., Callable 6/1/18 @ 102.94	5/15/13	2,779	2,794	2,543
EarthLink, Inc., Callable 6/1/16 @ 105.53	5/14/13	570	570	547
Energy Transfer Equity LP	3/29/12	897	911	915
Expro Finance Luxembourg SCA, Callable 12/15/13 @ 104.25	5/31/12	1,666	1,666	1,749
Exterran Partners LP, Callable 4/1/17 @ 103.00	3/22/13	2,891	2,889	2,846
First Data Corp., Callable 11/1/15 @ 105.06	8/2/12	2,043	2,045	2,081
First Wind Capital LLC, Callable 6/1/14 @ 107.69	5/17/11	820	820	861
FMG Resources (August 2006) Pty Ltd., Callable 2/1/14 @ 105.16	9/7/12	199	205	202
FMG Resources (August 2006) Pty Ltd., Callable 4/1/17 @ 103.44	5/29/12	1,493	1,525	1,479
FMG Resources (August 2006) Pty Ltd., Callable 11/1/15 @ 104.13	9/6/12	4,840	4,810	4,953
Fortescue Metals Group Ltd.	10/12/12	212	214	212
Freescale Semiconductor, Inc.	2/21/13	1,622	1,630	1,614
Freescale Semiconductor, Inc., Callable 4/15/14 @ 104.63	4/7/10	495	495	533
FTI Consulting, Inc., Callable 11/15/17 @ 103.00	11/9/12	240	240	243
GenCorp, Inc., Callable 3/15/16 @ 105.34	1/18/13	565	565	585
General Cable Corp., Callable 10/1/17 @ 102.88	9/20/12	835	835	827
General Motors Financial Co.	5/7/13	4,598	4,809	4,478
Genesis Energy LP, Callable 2/15/17 @ 102.88	2/5/13	3,012	2,936	2,863
Gibraltar Industries, Inc., Callable 2/1/17 @ 103.13	1/18/13	2,342	2,237	2,315
Gibson Energy, Inc., Callable 7/15/16 @ 105.06	6/25/13	1,788	1,814	1,807
GrafTech International Ltd., Callable 11/15/16 @ 103.19	11/15/12	660	660	665
Harland Clarke Holdings Corp., Callable 8/1/15 @ 104.88	7/17/12	2,847	2,839	2,953
Hawk Acquisition Sub, Inc., Callable 4/15/15 @ 102.13	3/22/13	5,715	5,715	5,465
Heckmann Corp., Callable 4/15/15 @ 104.94	11/5/12	661	660	688
Hercules Offshore, Inc., Callable 4/1/14 @ 105.34	3/27/12	910	910	967
Hercules Offshore, Inc., Callable 7/15/17 @ 104.38	6/28/13	645	645	645
Hiland Partners LP, Callable 10/1/16 @ 103.63	9/11/12	668	655	675
Hilcorp Energy Co., Callable 2/15/15 @ 104.00	5/29/12	2,467	2,300	2,472
Hilcorp Energy, Inc./Hilcorp Energy Co., Callable 10/1/15 @ 103.81	5/10/13	1,000	900	954
Hornbeck Offshore Services, Inc., Callable 3/1/16 @ 103.75	3/14/13	815	815	756
Hot Topic, Inc., Callable 6/15/16 @ 106.94	6/6/13	361	365	370
IAC/InterActiveCorp, Callable 12/15/17 @ 102.38	12/18/12	1,061	1,061	1,003
ILFC E-Capital Trust I, Callable 8/5/13 @ 100.00	10/12/10	1,188	1,670	1,419
ILFC E-Capital Trust ll	3/30/10	254	330	300
INEOS Finance PLC, Callable 5/1/15 @ 105.62	4/26/12	800	800	850
INEOS Group Holdings SA, Callable 5/15/15 @ 103.06	5/2/13	800	800	764
INEOS Holdings Ltd.	5/23/13	1,213	1,209	1,192
Ingles Markets, Inc., Callable 6/15/18 @ 102.88	5/29/13	3,944	3,949	3,900

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
Inmet Mining Corp., Callable 6/1/16 @ 104.38	5/15/12	$2,577	$2,610	$2,669
Intelsat Jackson Holdings SA, Callable 8/1/18 @ 102.75	5/21/13	3,648	3,645	3,426
Intelsat Luxembourg SA, Callable 6/1/17 @ 103.88	3/20/13	2,120	2,120	2,141
Intergen NV, Callable 6/30/18 @ 103.50	6/7/13	4,424	4,500	4,387
J.B. Poindexter & Co., Inc., Callable 4/1/17 @ 104.50	6/13/12	1,095	1,100	1,127
JBS USA LLC/JBS USA Finance, Inc., Callable 6/1/15 @ 105.44	5/29/12	3,336	3,500	3,500
Jefferies Finance LLC, Callable 4/1/16 @ 105.53	3/19/13	1,077	1,065	1,033
Jefferies LoanCore LLC/Jefferies Finance LLC, Callable 6/1/16 @ 105.16	5/16/13	280	280	272
JMC Steel Group, Inc., Callable 3/15/14 @ 106.19	3/4/11	3,055	2,980	2,913
Kinove German Bondco GmbH, Callable 6/15/14 @ 107.22	6/17/11	529	529	573
Landry's, Inc., Callable 0 @ 107.03	5/1/13	712	655	691
Lear Corp., Callable 1/15/18 @ 102.38	1/14/13	3,554	3,506	3,331
Level 3 Communications, Inc.	8/2/12	1,135	1,145	1,147
Liberty Mutual Group, Inc.	1/25/10	1,684	1,740	2,040
Liberty Mutual Group, Inc., Callable 3/15/17 @ 100.00	1/25/10	507	615	621
Liberty Mutual Group, Inc., Callable 6/15/38 @ 100.00	5/10/13	2,951	1,880	2,867
Linn Energy LLC/Linn Energy Finance Corp., Callable 11/1/15 @ 103.13	5/9/13	795	760	724
Live Nation Entertainment, Inc., Callable 9/1/16 @ 103.50	8/15/12	620	620	652
Live Nation Entertainment, Inc., Callable 5/15/14 @ 104.06	4/22/10	752	745	790
LKQ Corp., Callable 5/15/18 @ 102.38	5/2/13	4,418	4,451	4,251
Longview Fibre Paper & Packaging, Inc., Callable 8/5/13 @ 104.00	5/17/11	573	575	599
Lynx I Corp., Callable 4/15/17 @ 102.69	2/7/13	1,134	1,134	1,139
Lynx II Corp., Callable 4/15/18 @ 103.19	2/7/13	1,500	1,500	1,511
Martin Midstream Partners LP/Martin Midstream Finance Corp., Callable 2/15/17 @ 103.62	2/6/13	3,538	3,505	3,523
McGraw-Hill Global Education Holdings, LLC, Callable 4/1/16 @ 107.31	3/15/13	681	690	706
MDC Partners, Inc., Callable 4/1/16 @ 103.38	3/15/13	800	800	798
MedImpact Holdings, Inc., Callable 2/1/15 @ 105.25	2/1/11	1,720	1,735	1,926
MEG Energy Corp., Callable 7/30/17 @ 103.19	7/16/12	3,562	3,441	3,338
MEG Energy Corp., Callable 3/15/15 @ 104.88	6/28/13	1,990	2,000	1,983
MetroPCS Wireless, Inc., Callable 4/1/17 @ 103.13	3/8/13	2,758	2,723	2,784
MetroPCS Wireless, Inc., Callable 4/1/18 @ 103.31	3/8/13	1,305	1,305	1,321
Midcontinent Express Pipeline LLC	5/6/13	1,194	1,100	1,135
Milacron LLC/Mcron Finance Corp., Callable 2/15/16 @ 105.81	3/21/13	1,097	1,078	1,075
MMI International Ltd., Callable 3/1/15 @ 104.00	2/17/12	550	550	553
Mood Media Corp., Callable 10/15/15 @ 106.94	10/16/12	835	835	764
New Gold, Inc., Callable 11/15/17 @ 103.13	11/8/12	595	595	570
Nielsen Finance LLC/Nielsen Finance Co.	2/22/13	1,000	1,000	1,000
Nielsen Finance LLC/Nielsen Finance Co., Callable 10/1/16 @ 102.25	9/18/12	712	712	684
NII International Telecom SA, Callable 2/15/17 @ 103.94	5/16/13	1,210	1,210	1,146
NII International Telecom SA, Callable 2/15/17 @ 105.69	2/11/13	1,445	1,445	1,546
Nuance Communications, Inc., Callable 8/15/16 @ 102.69	8/9/12	2,590	2,556	2,498
Nufarm Australia Ltd., Callable 10/15/15 @ 104.78	9/28/12	700	700	698

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
NXP BV/NXP Funding LLC, Callable 3/15/18 @ 100.00	3/5/13	$650	$650	$655
Offshore Group Investment Ltd., Callable 4/1/18 @ 103.56	3/21/13	1,315	1,315	1,292
Oil States International, Inc., Callable 1/15/18 @ 102.56	12/18/12	1,105	1,105	1,157
OXEA Finance & Cy SCA, Callable 7/15/13 @ 107.12	7/9/10	385	385	413
Oxford Finance LLC/Oxford Finance Cos., Inc., Callable 1/15/15 @ 103.63	1/16/13	515	515	536
Pacific Drilling SA, Callable 6/1/16 @ 104.03	5/17/13	1,370	1,370	1,281
Pacific Drilling V Ltd., Callable 12/1/15 @ 103.63	11/16/12	2,593	2,521	2,622
Party City Holdings, Inc., Callable 8/1/15 @ 106.66	7/19/12	890	890	955
Penn Virginia Resource Partners LP, Callable 5/15/16 @ 104.88	5/6/13	2,230	2,230	2,146
PetroLogistics LP/PetroLogistics Finance Corp., Callable 4/1/16 @ 103.13	3/22/13	663	660	647
PetroQuest Energy, Inc.	6/28/13	765	765	765
Plastipak Holdings, Inc., Callable 8/15/14 @ 105.31	7/23/09	349	355	391
PolyOne Corp.	2/13/13	2,100	2,100	2,069
Prospect Medical Holdings, Inc., Callable 5/1/15 @ 106.28	4/26/12	1,944	1,935	2,022
Provident Funding Associates LP/PFG Finance Corp., Callable 6/15/16 @ 105.06	5/22/13	460	460	459
Provident Funding Associates LP/PFG Finance Corp., Callable 2/15/15 @ 105.06	2/10/11	480	480	526
Quapaw Downstream Development Authority, Callable 7/1/15 @ 105.25	6/17/11	1,711	1,730	1,834
QVC, Inc.	5/6/13	1,633	1,600	1,439
RDS Ultra-Deepwater Ltd., Callable 3/15/14 @ 105.94	2/24/10	898	910	983
Regency Energy Partners LP, Callable 8/1/23 @ 100.00	4/24/13	300	300	272
Rent-A-Center, Inc., Callable 5/1/16 @ 103.56	4/29/13	435	435	412
Rentech Nitrogen Partners LP, Callable 4/15/16 @ 104.88	4/9/13	782	780	772
Resolute Forest Products, Inc., Callable 5/15/17 @ 104.41	5/2/13	310	318	284
Rockies Express Pipeline LLC	1/10/13	1,042	1,042	933
RSI Home Products, Inc., Callable 3/1/15 @ 105.16	2/15/13	2,464	2,363	2,416
Sabine Pass Liquefaction LLC	1/29/13	4,157	4,131	4,007
Sabine Pass Liquefaction LLC	4/10/13	960	960	907
Sabine Pass LNG LP, Callable 11/1/16 @ 103.25	10/1/12	3,286	3,265	3,298
Sable International Finance Ltd., Callable 2/1/16 @ 104.38	1/20/12	605	605	666
Sabre, Inc., Callable 5/15/15 @ 106.38	6/7/12	1,009	1,000	1,065
SBA Telecommunications Corp., Callable 7/15/16 @ 102.88	7/10/12	1,210	1,210	1,213
Schaeffler Finance BV, Callable 5/15/16 @ 103.56	4/23/13	1,030	1,030	979
Scientific Games International, Inc.	5/23/13	528	530	524
Seagate HDD Cayman	5/15/13	2,374	2,427	2,263
Sealed Air Corp., Callable 1/1/23 @ 100.00	3/7/13	943	935	909
Sealed Air Corp., Callable 9/1/20 @ 100.00	11/15/12	460	460	485
Sealed Air Corp., Callable 9/15/15 @ 104.06	9/16/11	780	755	842
Sealed Air Corp., Callable 9/15/16 @ 104.19	9/16/11	1,078	1,020	1,153
Select Medical Corp., Callable 6/1/16 @ 104.78	5/13/13	2,386	2,386	2,267
Semgroup LP, Callable 6/15/16 @ 105.63	6/7/13	2,000	2,000	2,020
Sensata Technologies BV	4/10/13	1,650	1,650	1,588
Serta Simmons Holdings LLC, Callable 10/1/15 @ 106.09	9/19/12	1,560	1,560	1,603
Service Corp. International, Callable 7/15/17 @ 102.69	6/17/13	1,705	1,705	1,701

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
Silver II Borrower SCA/Silver II US Holdings LLC, Callable 12/15/15 @ 105.81	12/5/12	$2,375	$2,375	$2,387
Sinclair Television Group, Inc., Callable 11/1/13 @ 104.63	10/15/09	536	545	578
Sirius XM Radio, Inc., Callable 5/1/16 @ 102.13	5/2/13	2,419	2,414	2,269
Sirius XM Radio, Inc., Callable 8/15/17 @ 102.63	8/8/12	1,665	1,655	1,605
SIWF Merger Sub, Inc./Springs Industries, Inc., Callable 6/1/16 @ 104.69	5/21/13	440	440	431
SoftBank Corp.	4/18/13	2,986	2,986	2,878
Sonic Automotive, Inc., Callable 5/15/18 @ 102.50	5/6/13	3,642	3,635	3,526
Sprint Nextel Corp.	2/27/12	2,263	2,075	2,241
Sprint Nextel Corp.	6/28/13	1,956	1,665	1,948
Steel Dynamics, Inc., Callable 4/15/18 @ 102.63	3/12/13	730	730	715
StoneMor Partners LP, Callable 6/1/16 @ 105.91	5/16/13	2,391	2,444	2,395
Targa Resources Partners LP, Callable 5/15/18 @ 102.13	5/9/13	3,130	3,130	2,794
Taylor Morrison Communities, Inc., Callable 4/15/16 @ 103.94	4/11/13	3,680	3,680	3,496
Tenet Healthcare Corp.	1/22/13	1,032	1,028	959
Tesoro Logistics LP/Tesoro Corp., Callable 10/1/16 @ 102.94	9/7/12	2,350	2,350	2,327
The Bon-Ton Department Stores, Inc., Callable 6/15/16 @ 106.00	5/16/13	965	965	981
Toys“R” Us-Delaware, Inc.	1/11/13	736	751	736
TransDigm Group, Inc., Callable 7/15/16 @ 105.63	6/25/13	1,085	1,085	1,109
Tribune Co.	1/18/13	1,244	1,237	1,240
Trilogy International Partners LLC, Callable 8/15/13 @ 105.13	8/3/10	4,099	4,230	4,061
TRW Automotive, Inc.	2/25/13	1,330	1,320	1,317
Univision Communications, Inc., Callable 5/15/18 @ 102.56	5/23/13	634	640	605
Univision Communications, Inc., Callable 9/15/17 @ 103.38	8/15/12	1,460	1,460	1,533
Univision Communications, Inc., Callable 11/1/15 @ 103.94	10/18/10	305	305	330
UPCB Finance V Ltd., Callable 11/15/16 @ 103.63	11/8/11	3,455	3,285	3,474
UPCB Finance VI Ltd., Callable 1/15/17 @ 103.44	7/3/12	1,026	1,000	1,035
USG Corp., Callable 10/15/14 @ 104.19	11/4/10	1,211	1,289	1,395
Valeant Pharmaceuticals International, Inc., Callable 7/15/13 @ 103.25	3/3/11	1,749	1,785	1,839
Viking Cruises Ltd., Callable 10/15/17 @ 104.25	10/12/12	695	695	761
Virgin Media Investment Holdings Ltd.	2/21/13	1,080	1,085	1,074
VPII Escrow Corp., Callable 8/15/15 @ 105.06	6/27/13	4,166	4,157	4,261
VPII Escrow Corp., Callable 7/15/16 @ 105.63	6/27/13	1,055	1,055	1,092
Walter Energy Corp.	4/10/12	1,091	1,097	1,083
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Callable 9/1/16 @ 104.06	8/9/12	2,091	2,075	2,148
Weekley Homes LLC, Callable 2/1/17 @ 104.50	1/28/13	490	490	481
White Mountains Re Group Ltd., Callable 6/30/17 @ 100.00	5/13/10	796	905	934
Wind Acquisition Finance SA, Callable 11/15/13 @ 105.44	11/18/10	2,377	2,503	2,522
Wind Acquisition Finance SA, Callable 11/15/13 @ 105.44	1/9/13	910	881	879
Wind Acquisition Finance SA, Callable 7/15/13 @ 106.12	12/10/09	2,028	1,927	1,941
Wolverine World Wide, Inc., Callable 10/15/16 @ 103.06	9/27/12	1,189	1,165	1,203
XM Satellite Radio, Inc., Callable 11/1/14 @ 103.81	10/13/10	525	525	572
		$345,213	$342,647	$343,122

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
U.S. Corporate Fixed Income Portfolio:
Barrick International (Barbados) Corp.	12/8/10	$1,643	$1,507	$1,339
Barrick NA Finance LLC	4/29/13	1,666	1,667	1,348
ERAC USA Finance Co.	12/9/10	2,447	2,372	2,623
ERAC USA Finance Co.	12/9/10	687	658	711
Fairfax Financial Holdings Ltd.	5/4/11	1,821	1,826	1,888
Georgia-Pacific LLC	6/18/13	2,170	2,170	2,113
MassMutual Global Funding LLC	3/29/12	1,517	1,522	1,525
Mylan, Inc.	6/18/13	1,053	1,054	1,049
Sabmiller Holdings, Inc.	1/10/12	2,297	2,300	2,336
SoftBank Corp.	4/18/13	2,516	2,516	2,425
TSMC Global Ltd.	3/27/13	2,291	2,292	2,203
Volkswagen International Finance N.V.	3/19/12	1,849	1,858	1,886
Wesfarmers Ltd.	3/13/13	1,977	1,977	1,936
Woodside Finance Ltd., Callable 2/10/21 @ 100.00	5/5/11	4,012	3,991	4,198
Zoetis, Inc., Callable 11/1/22 @ 100.00	1/16/13	1,851	1,853	1,761
		$29,797	$29,563	$29,342

E.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in

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Notes to Financial Statements (continued) — June 30, 2013

the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

H.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended June 30, 2013, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$30
Institutional Value Portfolio	45
Growth Portfolio	13
Institutional Growth Portfolio	14
Small Cap Portfolio	1
Institutional Small Cap Portfolio	11
Commodity Portfolio	4
International Portfolio	11
Institutional International Portfolio	17
Emerging Markets Portfolio	8

J.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)  value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)  purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

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Notes to Financial Statements (continued) — June 30, 2013

K.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2013 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value
Equity Risk Exposure:
Emerging Markets Portfolio	$129	$—	$—	$—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	809
Commodity Portfolio	—	—	145	—
International Portfolio	40	—	32	—
Institutional International Portfolio	75	—	48	—
Emerging Markets Portfolio	—	—	534	—
Commodity Risk Exposure:
Commodity Portfolio	2,547	—	—	103
Interest Rate Risk Exposure:
Institutional Growth Portfolio	251	—	—	296

	Liabilities
Portfolio	Unrealized deprecation on futures contracts*	Written options, at value	Unrealized depreciation on forward currency contracts	Swap agreements, at value
Equity Risk Exposure:
Institutional Growth Portfolio	$2,749	$—	$—	$—
Small Cap Portfolio	3	—	—	—
Emerging Markets Portfolio	40	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	443	—
Commodity Portfolio	—	—	374	—
International Portfolio	—	—	1	—
Institutional International Portfolio	—	—	1	—
Emerging Markets Portfolio	—	—	404	—
Commodity Risk Exposure:
Commodity Portfolio	$11,240	$296	$—	$8,755
Interest Rate Risk Exposure:
Institutional Growth Portfolio	—	358	—	306
Commodity Portfolio	—	—	—	281

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the

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Notes to Financial Statements (continued) — June 30, 2013

unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For futures contracts, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is the summary of the effect of derivative instruments on the Statements of Operations for the year ended June 30, 2013 (amounts in thousands).

	Net realized gains/(losses) from
Portfolio	Investments at value (Purchased options)	Futures transactions	Written options transactions	Swap transactions	Foreign currency transactions
Equity Risk Exposure:
Institutional Growth Portfolio	$—	$46,727	$(27)	$—	$—
Small Cap Portfolio	—	126	—	—	—
International Portfolio	—	(41)	—	—	—
Institutional International Portfolio	—	(50)	—	—	—
Emerging Markets Portfolio	—	(537)	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	7	—	(1,049)
Commodity Portfolio	—	—	33	(27)	60
International Portfolio	—	222	—	—	953
Institutional International Portfolio	—	356	—	—	1,036
Emerging Markets Portfolio	—	—	—	—	(990)
Commodity Risk Exposure:
Commodity Portfolio	—	(7,332)	297	(2,732)	—
Interest Rate Risk Exposure:
Institutional Growth Portfolio	—	—	47	(2,012)	—
Commodity Portfolio	—	—	86	(47)	—
Core Fixed Income Portfolio	—	2	—	—	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	20	—	—	—

Portfolio	Change in unrealized appreciation/(depreciation) on investments (purchased options)	Change in unrealized appreciation/(depreciation) on futures	Change in unrealized appreciation/(depreciation) on written options	Change in unrealized appreciation/(depreciation) on swaps	Change in unrealized appreciation/(depreciation) on foreign currency transactions
Equity Risk Exposure:
Institutional Growth Portfolio	$—	$(10,817)	$—	$—	$—
Small Cap Portfolio	—	(21)	—	—	—
Emerging Markets Portfolio	—	(120)	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Value Portfolio	—	—	—	—	(2)
Institutional Growth Portfolio	—	—	—	—	2,935

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Notes to Financial Statements (continued) — June 30, 2013

Portfolio	Change in unrealized appreciation/(depreciation) on investments (purchased options)	Change in unrealized appreciation/(depreciation) on futures	Change in unrealized appreciation/(depreciation) on written options	Change in unrealized appreciation/(depreciation) on swaps	Change in unrealized appreciation/(depreciation) on foreign currency transactions
Commodity Portfolio	$—	$—	$—	$—	$(1,207)
International Portfolio	—	40	—	—	(650)
Institutional International Portfolio	—	75	—	—	(786)
Emerging Markets Portfolio	—	—	—	—	(787)
Commodity Risk Exposure:
Commodity Portfolio	(11)	(6,960)	121	(10,723)	—
Interest Rate Risk Exposure:
Institutional Growth Portfolio	123	251	(204)	(2,201)	—
Commodity Portfolio	—	—	(2)	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts:  Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2013 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at June 30, 2013, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The amount of the forward contracts outstanding as of June 30, 2013, and the month-end average contract amount for all forward contracts during the year ended June 30, 2013 are detailed in the table below:

Portfolio	Average Month-End Contract Amount (000)	Forwards Amount Outstanding at June 30, 2013 (000)
Institutional Growth Portfolio	$51,084	$52,413
Commodity Portfolio	14,988	28,136
International Portfolio	12,080	2,260
Institutional International Portfolio	18,133	3,296
Emerging Markets Portfolio	75,401	59,494

Financial Futures Contracts:  Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment

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Notes to Financial Statements (continued) — June 30, 2013

objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at June 30, 2013 and the month-end average notional amount for the year ended June 30, 2013 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at June 30, 2013 (000)
Institutional Growth Portfolio.	$184,333	$167,772
Small Cap Portfolio	439	392
Commodity Portfolio	152,464	229,639
International Portfolio	533	1,242
Institutional International Portfolio	915	2,716
Emerging Markets Portfolio	15,216	4,251

Options Contracts — Purchased Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

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Notes to Financial Statements (continued) — June 30, 2013

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the period ended June 30, 2013:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2012	(2,000)	$(266)
Options purchased	(1,569,932)	(534)
Options expired	785,300	343
Options closed	782,630	143
Options outstanding at June 30, 2013	(4,002)	$(314)

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2012	(1,460)	$(357)
Options purchased	(4,210,567)	(923)
Options expired	595,450	290
Options closed	3,615,316	536
Options outstanding at June 30, 2013	(1,261)	$(454)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:  Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at June 30, 2013 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at June 30, 2013, and the month-end average notional amount for the year ended June 30, 2013 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at June 30, 2013 (000)
Institutional Growth Portfolio	$106,166	$81,530
Commodity Portfolio	150,082	254,700

L.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of June 30, 2013, the Fixed Income Opportunity Portfolio invested in bank loans, which are presented in the Portfolio’s Portfolio of Investment.

M.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of June 30, 2013, the Commodity Portfolio’s aggregate investment in the Funds was $90,271,317, representing 9.95% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

N.  Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Portfolios’ financial statements.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.  The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

For the year ended June 30, 2013, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management Inc.*	$156	0.04%
Institutional Capital, LLC	493	0.35%
AllianceBernstein L.P	568	0.38	%(a)
	$1,217	0.18%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management Inc.*	$245	0.04%
Institutional Capital, LLC	747	0.35%
AllianceBernstein L.P	835	0.38	%(a)
Pacific Investment Management Company LLC	—	0.25	%(c)
	$1,827	0.17%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$451	0.28	%(b)
SSgA Funds Management, Inc.*	164	0.04%
Sustainable Growth Advisers	558	0.35%
	$1,173	0.16%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$445	0.28	%(b)
SSgA Funds Management, Inc.*	254	0.04%
Sustainable Growth Advisers	462	0.35%
Pacific Investment Management Company LLC	460	0.25%
	$1,621	0.15%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Small Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$120	0.45%
SSgA Funds Management, Inc.*	22	0.04%
IronBridge Capital Management LP	198	0.95%
Pzena Investment Management, LLC	222	1.00%
Cupps Capital Management, LLC	—	0.85	%(c)
	$562	0.45%

Institutional Small Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$182	0.45%
SSgA Funds Management, Inc.*	22	0.04%
IronBridge Capital Management LP	343	0.95%
Pzena Investment Management, LLC	383	1.00%
Cupps Capital Management, LLC	247	0.85%
	$1,177	0.59%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$441	0.71	%(d)
SSgA Funds Management, Inc.*	—	0.12	%(c)
	$441	0.71%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$2,419	0.85	%(e)
Wellington Management Company, LLP	868	0.75	%(f)
Pacific Investment Management Company LLC	564	0.49%
SSgA Funds Management, Inc.*	161	0.06%
	$4,012	0.51%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,336	0.47	%(g)
Capital Guardian Trust Company	910	0.33	%(h)
Causeway Capital Management LLC	1,229	0.45%
SSgA Funds Management, Inc.*	294	0.06%
	$3,769	0.27%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,985	0.47	%(g)
Capital Guardian Trust Company	1,345	0.33	%(h)
Causeway Capital Management LLC	1,819	0.45%
Lazard Asset Management LLC	1,029	0.42	%(i)
SSgA Funds Management, Inc.*	457	0.06%
	$6,635	0.28%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management, Inc.*	$2,302	0.73	%(j)
SSgA Funds Management, Inc.*	411	0.16%
Boston Company Asset Management, LLC	2,397	0.71	%(k)
	$5,110	0.56%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$76	0.22	%(l)
Mellon Capital Management Corporation	23	0.09	%(m)
BlackRock Financial Management, Inc.	47	0.12	%(n)
	$146	0.15%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$1,599	0.41	%(o)
Fort Washington Investment Advisors, Inc.	552	0.20	%(p)
Pacific Investment Management Company LLC	—	0.45	%(c)
	$2,151	0.32%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$233	0.09	%(m)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$483	0.22	%(l)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$—	0.12	%(m)
BlackRock Financial Management, Inc.	288	0.12	%(n)
	$288	0.12%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$31	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company	$766	0.17	%(q)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$92	0.125%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.
(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program managed by the Trust’s primary adviser. Pursuant to Fee Waiver Agreements, AllianceBernstein contractually agreed to waive the portion of the fee to which it is entitled that exceeded 0.31% of the average daily net asset value of the Combined Assets for the periods from October 1, 2011 through September 30, 2013. The amounts waived are disclosed on the Statements of Operations. For the year ended June 30, 2013, the Value Portfolio and the Institutional Value Portfolio paid AllianceBernstein $467,325 and $686,422, respectively.
(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—  0.75% on the first $10 million;

—  0.50% on the next $30 million;

—  0.35% on the next $25 million;

—  0.25% on the next $335 million;

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

—  0.22% on the next $600 million;

—  0.20% on the next $4 billion; and

—  0.25% on the balance

(c)	Specialist manager approved by the Board but to which no assets were allocated during the year ended June 30, 2013.
(d)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets. “Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.
(e)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85% so long as at least $50 million in assets are present in the Global National Resources Strategy (“GNRS”) and 1.00% if less than $50 million in assets are present in the GNRS.
(f)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy.
(g)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—  0.80% on assets up to $50 million;

—  0.60% on assets from $50 million to $100 million; and

—  0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(h)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

—  0.70% on the first $25 million;

—  0.55% on the next $25 million;

—  0.425% on the next $200 million; and

—  0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

—  5% discount on fees from $1.25 million to $4 million;

—  7.5% discount on fees from $4 million to $8 million;

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

—  10% discount on fees from $8 million to $12 million; and

—  12.5% discount on fees over $12 million

(i)	Lazard Asset Management LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.45% of the average daily net assets of the first $100 million, 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the Portfolio allocated to Lazard.
(j)	SSgA FM receives a fee for the portion of the Portfolio for which it provides actively managed investment management services, based on the average daily net assets of the Portfolio’s assets, which shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.
(k)	Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; and 0.60% of the average daily net assets over $200 million of that portion of the Portfolio managed by Boston Company.
(l)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million. “Combined Assets” shall mean the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.
(m)	Through August 31, 2012, Mellon Capital Management Corporation (“Mellon”) received a fee, which was calculated daily and payable monthly, at the annual rate of 0.12% of the average daily net assets of that portion of the Core Fixed Income Portfolio managed by Mellon and the U.S. Government Fixed Income Portfolio and U.S. Mortgage/Asset Backed Fixed Income Portfolio. Mellon voluntarily agreed to lower its fee to 0.06% from September 1, 2012 to November 30, 2012. Effective December 1, 2012, Mellon contractually agreed to receive a fee at the annual rate of 0.06%.
(n)	BlackRock Financial Management, Inc. (“BlackRock”) received a fee, which was calculated daily and payable monthly, at the annual rate of 0.175% of the first $200 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $200 million. BlackRock’s Portfolio Management Agreement was terminated effective as of the close of business January 7, 2013.

“Combined Assets” shall mean the sum of: the net assets managed by BlackRock in the Core Fixed Income Portfolio, the net assets managed by BlackRock in the U.S. Mortgage/Asset Backed Fixed Income Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by BlackRock for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

(o)	Through November 30, 2012, Seix received a fee, which was calculated daily and payable quarterly, at an annual rate of 0.50% for the first $100 million of the Combined Assets (as defined below) and 0.40% for the Combined Assets in excess of $100 million. Effective December 1, 2012, the fee shall be at an annual rate of 0.40% for the first $100 million of the Combined Assets, 0.30% of the next $200 million of the Combined Assets, 0.25% on the next $200 million of the Combined Assets and 0.20% of the Combined Assets exceeding $500 million. “Combined Assets” shall mean the sum of: the average daily net assets managed by Seix in the Portfolio and the quarter-end net assets invested in the same strategy as the Portfolio that are managed by Seix for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.
(p)	Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

(q)	Standish Mellon Asset Management Company (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $3,517,936 to Citi for the year ended June 30, 2013.

The Trust has adopted a Distribution Plan for the Advisors Shares under which the Adviser may receive compensation for distribution services. The Distribution Plan was renewed on October 14, 2012 and in effect through the period ending June 30, 2013. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., serves as the Trust’s principal underwriter. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

4.  PURCHASE AND SALE TRANSACTIONS.  The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the year ended June 30, 2013 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$363,377	$452,452
Institutional Value Portfolio	525,080	781,898
Growth Portfolio	171,667	270,212
Institutional Growth Portfolio	260,157	339,604

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolio	Purchases	Sales
Small Cap Portfolio	$42,449	$83,343
Institutional Small Cap Portfolio	112,882	176,919
Real Estate Portfolio	30,049	117,525
Commodity Portfolio	299,583	193,490
International Portfolio	609,869	599,211
Institutional International Portfolio	1,095,955	1,054,839
Emerging Markets Portfolio	977,794	560,779
Core Fixed Income Portfolio	21,484	20,207
Fixed Opportunity Portfolio	680,169	474,961
U.S. Government Fixed Income Portfolio	—	—
U.S. Corporate Fixed Income Portfolio	141,383	110,061
U.S. Mortgage/Asset Backed Fixed Income Portfolio	9,228	11,017
Short-Term Municipal Portfolio	6,582	1,349
Intermediate Municipal Portfolio	271,186	261,630
Intermediate Municipal II Portfolio	9,548	2,683

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended June 30, 2013 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Growth Portfolio	$136,605	$102,793
Commodity Portfolio	23,104	11,057
Core Fixed Income Portfolio	36,249	28,565
U.S. Government Fixed Income Portfolio	210,439	105,866
U.S. Mortgage/Asset Backed Fixed Income Portfolio	68,283	80,194

5.  FEDERAL INCOME TAXES.   It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2010 – 2012, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$545,979	$126,501	$(15,162)	$111,339
Institutional Value Portfolio	754,826	174,955	(18,429)	156,526
Growth Portfolio	529,221	211,611	(13,134)	198,477
Institutional Growth Portfolio	901,317	220,798	(17,276)	203,522
Small Cap Portfolio	87,204	29,482	(4,044)	25,438
Institutional Small Cap Portfolio	131,908	49,318	(4,814)	44,504
Real Estate Portfolio	145	—	—	—
International Portfolio	1,191,255	253,309	(62,614)	190,695
Institutional International Portfolio	2,175,632	348,396	(105,206)	243,190
Emerging Markets	1,144,574	59,098	(129,294)	(70,196)
Core Fixed Income Portfolio	102,007	1,362	(2,063)	(701)
Fixed Opportunity Portfolio	785,517	20,481	(13,344)	7,137
U.S. Government Fixed Income Portfolio	263,356	3,908	(3,853)	55
U.S. Corporate Fixed Income Portfolio	220,708	3,886	(7,276)	(3,390)
U.S. Mortgage/Asset Backed Portfolio	301,530	2,927	(4,134)	(1,207)
Short-Term Municipal Portfolio	21,981	395	(21)	374
Intermediate Municipal Portfolio	429,306	15,929	(9,029)	6,900
Intermediate Municipal II Portfolio	72,852	2,006	(264)	1,742

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2013 and June 30, 2012 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2013	Ordinary Income	Net Long Term Gains
Value Portfolio	$17,731	$—	$17,731	$—	$—	$17,731
Institutional Value Portfolio	38,224	41,208	79,432	—	—	79,432
Growth Portfolio	10,735	—	10,735	—	—	10,735
Institutional Growth Portfolio	18,861	140,548	159,409	—	—	159,409
Small Cap Portfolio	1,248	—	1,248	—	—	1,248
Institutional Small Cap Portfolio	1,471	—	1,471	—	—	1,471
Real Estate Portfolio	3,172	46,847	50,019	33	—	50,052
International Portfolio	38,014	—	38,014	—	—	38,014
Institutional International Portfolio	70,500	8,605	79,105	—	—	79,105

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2013	Ordinary Income	Net Long Term Gains
Emerging Markets Portfolio	$12,681	$—	$12,681	$—	$—	$12,681
Core Fixed Income Portfolio	3,627	770	4,397	—	—	4,397
Fixed Opportunity Portfolio	41,470	—	41,470	—	—	41,470
U.S. Government Fixed Income Portfolio	4,444	5,259	9,703	—	—	9,703
U.S. Corporate Fixed Income Portfolio	9,002	3,661	12,663	—	—	12,663
U.S. Mortgage/Asset Backed Fixed Income Portfolio	8,452	—	8,452	—	—	8,452
Short-Term Municipal Portfolio	—	232	232	—	328	560
Intermediate Municipal Portfolio	65	—	65	—	12,720	12,785
Intermediate Municipal II Portfolio	6	188	194	—	1,517	1,711

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2012	Ordinary Income	Net Long Term Gains
Value Portfolio	$14,635	$—	$14,635	$—	$14,635
Institutional Value Portfolio	22,075	13,419	35,494	—	35,494
Growth Portfolio	7,924	—	7,924	—	7,924
Institutional Growth Portfolio	11,271	4,783	16,054	—	16,054
Small Cap Portfolio	627	—	627	—	627
Institutional Small Cap Portfolio	513	—	513	—	513
Real Estate Portfolio	10,574	46,451	57,025	—	57,025
International Portfolio	27,139	—	27,139	—	27,139
Institutional International Portfolio	43,446	55,971	99,417	—	99,417
Emerging Markets Portfolio	8,746	8,915	17,661	—	17,661
Core Fixed Income Portfolio	3,318	3,170	6,488	—	6,488
Fixed Opportunity Portfolio	38,104	—	38,104	—	38,104
U.S. Government Fixed Income Portfolio	8,418	—	8,418	—	8,418
U.S. Corporate Fixed Income Portfolio	9,199	—	9,199	—	9,199
U.S. Mortgage/Asset Backed Fixed Income Portfolio	9,752	—	9,752	—	9,752
Short-Term Municipal Portfolio	—	64	64	599	663
Intermediate Municipal Portfolio	181	—	181	15,574	15,755
Intermediate Municipal II Portfolio	—	46	46	1,599	1,645

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

C.  Components of Accumulated Earnings

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$1,128	$—	$1,128	$—	$(161,272)	$111,339	$(48,805)
Institutional Value Portfolio	34,275	54,942	89,217	—	—	156,524	245,741
Growth Portfolio	499	—	499	—	(77,588)	198,477	121,388
Institutional Growth Portfolio	14,305	52,432	66,737	—	—	204,318	271,055
Small Cap Portfolio	88	—	88	—	(49,233)	25,438	(23,707)
Institutional Small Cap Portfolio	96	11,280	11,376	—	—	44,503	55,879
Real Estate Portfolio	—	—	—	—	—	—	—
International Portfolio	5,018	—	5,018	—	(20,181)	190,486	175,323
Institutional International Portfolio	30,635	38,269	68,904	—	—	242,794	311,698
Emerging Markets Portfolio	13,542	—	13,542	—	(5,695)	(71,036)	(63,189)
Core Fixed Income Portfolio	282	430	712	(205)	(102)	(692)	(287)
Fixed Opportunity Portfolio	2,924	8,142	11,066	—	—	7,136	18,202
U.S. Government Fixed Income Portfolio	333	786	1,119	(254)	(268)	55	652
U.S. Corporate Fixed Income Portfolio	1,258	3,116	4,374	(574)	—	(3,390)	410
U.S. Mortgage/Asset Backed Fixed Income Portfolio	827	—	827	(631)	(3,898)	(1,109)	(4,811)
Short-Term Municipal Portfolio	27	41	68	(22)	—	374	420
Intermediate Municipal Portfolio	1,165	—	1,165	(833)	(11,926)	6,900	(4,694)
Intermediate Municipal II Portfolio	157	226	383	(121)	(2)	1,742	2,002

D.  Capital Loss Carryforwards

As of their tax year ended June 30, 2013, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2017	Expires 2018	Expires 2019	Total
Value Portfolio	$—	$161,272	$—	$161,272
Growth Portfolio	—	77,589	—	77,589
Small Cap Portfolio	6,675	42,558	—	49,233
International Portfolio	—	20,181	—	20,181
Intermediate Municipal Portfolio	—	2,213	9,713	11,926

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Portfolio	$5,695	$—	$5,695
U.S. Mortgage/Asset Backed Portfolio	487	1,032	1,519

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ended June 30, 2013, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Amount
Value Portfolio	$59,713
Growth Portfolio	53,922
Small Cap Portfolio	17,061
Institutional Small Cap Portfolio	12,873
International Portfolio	63,147
Fixed Income Opportunity Portfolio	7,674
Intermediate Municipal Portfolio	13,080

E.  Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2014 (amounts in thousands):

Portfolio	Post-October Capital Losses
Core Fixed Income Portfolio	$103
U.S. Government Fixed Income Portfolio	268
U.S. Mortgage/Asset Backed Portfolio	2,380
Intermediate Municipal II Portfolio	2

F.  Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)] (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(177)	$177	$—
Institutional Value Portfolio	(275)	275	—
Growth Portfolio	(23)	23	—
Institutional Growth Portfolio	(437)	593	(156)
Small Cap Portfolio	(23)	23	—
Institutional Small Cap Portfolio	(44)	44	—
Real Estate Portfolio	508	(475)	(33)
International Portfolio	1,622	(1,622)	—
Institutional International Portfolio	2,016	(2,207)	191
Emerging Markets Portfolio	(876)	876	—
Core Fixed Income Portfolio	526	(526)	—

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Fixed Opportunity Portfolio	$(262)	$262	$—
U.S. Corporate Fixed Income Portfolio	(1)	1	—
U.S. Mortgage/Asset Backed Portfolio	3,773	(3,773)	—
Intermediate Municipal Portfolio	44	(44)	—

G.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2012 was $713,342, resulting in accumulated net unrealized appreciation of $53,016 consisting of $72,052 in gross unrealized appreciation and $19,036 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ended December 31, 2012 and December 31, 2011 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2012	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$7,499	$—	$7,499	$—	$7,499

	Distributions Paid From:
Year Ended December 31, 2011	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$8,099	$—	$8,099	$—	$8,099

*	Total distributions paid will differ from those shown in the Statements of Changes in Net Assets because the Commodity Portfolio’s tax year end is December 31 and the Statements of Changes in Net Assets are presented for the years ended June 30.

Amounts designated as “ — ” are $0 or have been rounded to $0.

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
Commodity Portfolio	$76	$—	$76	$—	$(32,883)	$52,998	$20,191

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2012, the Commodity Portfolio had CLCFs (not subject to expiration) to offset future capital gains, if any, as summarized in the table below (amounts in thousands):

Capital loss carry forward originating in current tax year

Short-Term Capital Loss	Long-Term Capital Loss	Total
$21,076	$7,555	$28,631

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2013

At December 31, 2012, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2012.

Portfolio	Post-October Capital Losses
Commodity Portfolio	$4,128

Portfolio	Post-October Currency Losses
Commodity Portfolio	$123

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)] (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Commodity Portfolio	$(163)	$3,990	$(3,827)

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — June 30, 2013

commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS.  Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2013.

Effective August 2, 2013, the shareholders of the Trust approved the engagement of Ariel Investments, LLC as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The Small Capitalization Equity Portfolio and the Institutional Small Capitalization Equity Portfolio beginning on that date. Simultaneously, shareholders of the Trust also approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional Specialist Manager to manage a portion of the assets of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio beginning on that date.

Effective August 20, 2013, the investment advisory relationship between the Trust and SSgA Funds Management, Inc. (“SSgA FM”) with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio has been terminated. As of that date, the investment advisory relationship between the Trust and Seix Investment Advisors, LLC with respect to The Fixed Income Opportunity Portfolio has also been terminated. The Board approved the engagement of Cadence Capital Management LLC (“Cadence”) as an additional Specialist Manager to manage a portion of the assets of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio beginning on August 20, 2013. The Board also approved the engagement of Mellon Capital as an additional Specialist Manager to manage a portion of the assets of each of The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio beginning on August 20, 2013. Additionally, the Board approved the engagement of Cadence as an additional Specialist Manager to manage a portion of the assets of each of The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, and The Emerging Markets Portfolio subject to approval of the shareholders of the respective Portfolios at a special meeting scheduled to be held on September 30, 2013.

Additionally, on August 20, 2013, the Board authorized the officers of the Trust to terminate the investment advisory relationship between the Trust and SSgA FM with respect to The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, and The Emerging Markets Portfolio (with respect to SSgA FM’s passive management) at a time and in a manner that allows for an orderly transition of assets to other Specialist Managers.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
HC Capital Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Value Equity Portfolio, Institutional Value Equity Portfolio, Growth Equity Portfolio, Institutional Growth Equity Portfolio, Small Capitalization Equity Portfolio, Institutional Small Capitalization Equity Portfolio, Real Estate Securities Portfolio, Commodity Returns Strategy Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Income Opportunity Portfolio, U.S. Government Fixed Income Securities Portfolio, U.S. Corporate Fixed Income Securities Portfolio, U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Short-Term Municipal Bond Portfolio, Intermediate Term Municipal Bond Portfolio and Intermediate Term Municipal Bond II Portfolio (nineteen portfolios constituting HC Capital Trust, hereafter collectively referred to as the “Trust” and individually a “Portfolio”) at June 30, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Columbus, Ohio
August 27, 2013

HC CAPITAL TRUST
Additional Information — June 30, 2013 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.  SHAREHOLDER VOTES.  During the year ended June 30, 2013, no actions were taken by the shareholders of the Portfolios.

3.  EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,173.60	$1.46	0.27%
		Hypothetical[1]	$1,000.00	$1,023.46	$1.35	0.27%
	HC Advisors Shares	Actual	$1,000.00	$1,174.50	$1.46	0.27%
		Hypothetical[1]	$1,000.00	$1,023.46	$1.35	0.27%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,176.10	$1.35	0.25%
		Hypothetical[1]	$1,000.00	$1,023.55	$1.25	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,176.10	$1.35	0.25%
		Hypothetical[1]	$1,000.00	$1,023.55	$1.25	0.25%
Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,105.70	$1.36	0.26%
		Hypothetical[1]	$1,000.00	$1,023.51	$1.30	0.26%
	HC Advisors Shares	Actual	$1,000.00	$1,105.80	$1.36	0.26%
		Hypothetical[1]	$1,000.00	$1,023.51	$1.30	0.26%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

			Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period[2]	Annualized Expense Ratio
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,114.30	$1.31	0.25%
		Hypothetical[1]	$1,000.00	$1,023.55	$1.25	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,114.30	$1.31	0.25%
		Hypothetical[1]	$1,000.00	$1,023.55	$1.25	0.25%
Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,178.10	$2.97	0.55%
		Hypothetical[1]	$1,000.00	$1,022.07	$2.76	0.55%
	HC Advisors Shares	Actual	$1,000.00	$1,177.50	$2.97	0.55%
		Hypothetical[1]	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,194.10	$3.75	0.69%
		Hypothetical[1]	$1,000.00	$1,021.37	$3.46	0.69%
	HC Advisors Shares	Actual	$1,000.00	$1,195.00	$3.76	0.69%
		Hypothetical[1]	$1,000.00	$1,021.37	$3.46	0.69%
Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,097.30	$4.73	0.91%
		Hypothetical[1]	$1,000.00	$1,020.28	$4.56	0.91%
Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$907.90	$3.07	0.65%
		Hypothetical[1]	$1,000.00	$1,021.57	$3.26	0.65%
	HC Advisors Shares	Actual	$1,000.00	$906.90	$3.07	0.65%
		Hypothetical[1]	$1,000.00	$1,021.57	$3.26	0.65%
International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,047.90	$2.13	0.42%
		Hypothetical[1]	$1,000.00	$1,022.71	$2.11	0.42%
	HC Advisors Shares	Actual	$1,000.00	$1,047.90	$2.13	0.42%
		Hypothetical[1]	$1,000.00	$1,022.71	$2.11	0.42%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,046.60	$2.13	0.42%
		Hypothetical[1]	$1,000.00	$1,022.71	$2.11	0.42%
	HC Advisors Shares	Actual	$1,000.00	$1,046.70	$2.13	0.42%
		Hypothetical[1]	$1,000.00	$1,022.71	$2.11	0.42%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$883.00	$3.50	0.75%
		Hypothetical[1]	$1,000.00	$1,021.08	$3.76	0.75%
	HC Advisors Shares	Actual	$1,000.00	$883.00	$3.50	0.75%
		Hypothetical[1]	$1,000.00	$1,021.08	$3.76	0.75%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$970.60	$1.12	0.23%
		Hypothetical[1]	$1,000.00	$1,023.65	$1.15	0.23%
	HC Advisors Shares	Actual	$1,000.00	$971.60	$1.12	0.23%
		Hypothetical[1]	$1,000.00	$1,023.65	$1.15	0.23%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,007.80	$2.09	0.42%
		Hypothetical[1]	$1,000.00	$1,022.71	$2.11	0.42%
	HC Advisors Shares	Actual	$1,000.00	$1,006.50	$2.09	0.42%
		Hypothetical[1]	$1,000.00	$1,022.71	$2.11	0.42%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

			Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period[2]	Annualized Expense Ratio
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$978.10	$0.83	0.17%
		Hypothetical[1]	$1,000.00	$1,023.95	$0.85	0.17%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$957.90	$1.55	0.32%
		Hypothetical[1]	$1,000.00	$1,023.21	$1.61	0.32%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$978.50	$0.83	0.17%
		Hypothetical[1]	$1,000.00	$1,023.95	$0.85	0.17%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$997.60	$1.34	0.27%
		Hypothetical[1]	$1,000.00	$1,023.46	$1.35	0.27%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$986.50	$1.43	0.29%
		Hypothetical[1]	$1,000.00	$1,023.36	$1.45	0.29%
	HC Advisors Shares	Actual	$1,000.00	$986.50	$1.43	0.29%
		Hypothetical[1]	$1,000.00	$1,023.36	$1.45	0.29%
Intermediate Muni II	HC Strategic Shares	Actual	$1,000.00	$981.00	$1.23	0.25%
		Hypothetical[1]	$1,000.00	$1,023.55	$1.25	0.25%
	HC Advisors Shares	Actual	$1,000.00	$982.00	$1.23	0.25%
		Hypothetical[1]	$1,000.00	$1,023.55	$1.25	0.25%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

4.  ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.  Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended June 30, 2013, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Value Portfolio	99%
Institutional Value Portfolio	47%
Growth Portfolio	100%
Institutional Growth Portfolio	59%
Small Cap Portfolio	100%
Institutional Small Cap Portfolio	100%
Real Estate Portfolio	— %*
International Portfolio	— %*
Institutional International Portfolio	— %*
Emerging Markets Portfolio	2%
Core Fixed Income Portfolio	2%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

Portfolio	Dividends Received Deduction
Fixed Income Opportunity Portfolio	—	%*
U.S. Corporate Fixed Income Portfolio	4%

* Amount rounds to zero.

B.  Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2013. These shareholders will receive more detailed information along with their 2013 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2013, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.39	$0.02
Institutional International Portfolio	$0.37	$0.02
Emerging Markets Portfolio	$0.49	$0.05

C.  Qualified Dividends. For the fiscal year ended June 30, 2013, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Value Portfolio	100%
Institutional Value Portfolio ..	50%
Growth Portfolio	100%
Institutional Growth Portfolio	59%
Small Cap Portfolio	100%
Institutional Small Cap Portfolio	100%
Real Estate Portfolio	— %*
International Portfolio	59%
Institutional International Portfolio	43%
Emerging Markets Portfolio	82%
Core Fixed Income Portfolio	2%
Fixed Income Opportunity Portfolio	— %*
U.S. Corporate Fixed Income Portfolio	5%

* Amount rounds to zero.

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

D.  Qualified Interest Income. For the fiscal year ended June 30, 2013, the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.

Portfolio	Amount (in thousands)
Core Fixed Income Portfolio	$2,531
Fixed Income Opportunity Portfolio	40,545
U.S. Government Fixed Income Portfolio	3,091
U.S. Corporate Fixed Income Portfolio	6,734
U.S. Mortgage/Asset Backed Fixed Income Portfolio	8,291

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

E.  Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount (in thousands)
Institutional Value Portfolio	$41,208
Institutional Growth Portfolio	140,548
Real Estate Portfolio	46,847
Institutional International Portfolio	8,605
Core Fixed Income Portfolio	770
U.S. Government Fixed Income Portfolio	5,259
U.S. Corporate Fixed Income Portfolio	3,661
Short-Term Municipal Portfolio	232
Intermediate Municipal II Portfolio	188

F.  Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:

Portfolio	Amount (in thousands)
Institutional Value Portfolio	$10,082
Institutional Growth Portfolio	1,463
Real Estate Portfolio	2,445
Institutional International Portfolio	5,854
Core Fixed Income Portfolio	1,000
U.S. Government Fixed Income Portfolio	1,319
U.S. Corporate Fixed Income Portfolio	1,872
Intermediate Municipal II Portfolio	6

G.  Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ended June 30, 2012, as follows:

Portfolio	Amount (in thousands)
Short-Term Municipal Portfolio	$328
Intermediate Municipal Portfolio	12,720
Intermediate Municipal II Portfolio	1,517

5.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

6.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.4%
Consumer Staples	10.1%
Energy	9.5%
Financials	20.1%
Health Care	12.2%
Industrials	10.2%
Information Technology	11.5%
Materials	6.5%
Telecommunication Services	3.7%
Utilities	2.5%
Other	0.3%
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.7%
Consumer Staples	9.9%
Energy	9.6%
Financials	20.1%
Health Care	12.4%
Industrials	10.2%
Information Technology	11.3%
Materials	6.4%
Telecommunication Services	3.8%
Utilities	2.4%
Other	0.2%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.2%
Consumer Staples	15.5%
Energy	6.5%
Financials	3.3%
Health Care	19.1%
Industrials	8.0%
Information Technology	27.7%
Materials	3.7%
Telecommunication Services	0.2%
Other	0.8%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.9%
Consumer Staples	15.0%
Energy	5.9%
Financials	3.5%
Health Care	17.5%
Industrials	7.8%
Information Technology	24.3%
Materials	2.4%
Telecommunication Services	0.1%
Other	10.6%
Total	100.0%

Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.0%
Consumer Staples	2.3%
Energy	4.8%
Financials	17.8%
Health Care	13.0%
Industrials	20.4%
Information Technology	18.4%
Materials	5.1%
Telecommunication Services	1.2%
Utilities	1.5%
Other	0.5%
Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	16.9%
Consumer Staples	1.6%
Energy	4.7%
Financials	17.7%
Health Care	12.8%
Industrials	19.6%
Information Technology	19.1%
Materials	4.9%
Telecommunication Services	1.1%
Utilities	1.5%
Other	0.1%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

Real Estate Portfolio

Security Allocation	Percentage of Value
Other	100.0%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	37.8%
Financials	1.0%
Industrials	0.5%
Materials	22.6%
Utilities	0.2%
Other	37.9%
Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.1%
Consumer Staples	11.9%
Energy	7.3%
Financials	18.3%
Health Care	9.5%
Industrials	14.6%
Information Technology	5.5%
Materials	8.9%
Telecommunication Services	4.2%
Utilities	1.6%
Other	6.1%
Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.9%
Consumer Staples	11.8%
Energy	7.3%
Financials	18.8%
Health Care	9.8%
Industrials	14.5%
Information Technology	5.1%
Materials	8.6%
Telecommunication Services	4.1%
Utilities	2.0%
Other	6.1%
Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Energy	15.2%
Financials	26.1%
Health Care	1.2%
Industrials	7.5%
Information Technology	12.6%
Materials	8.7%
Telecommunication Services	9.1%
Utilities	3.6%
Other	4.0%
Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	2.5%
Consumer Staples	2.3%
Energy	3.6%
Financials	12.6%
Health Care	1.3%
Industrials	1.1%
Information Technology	3.8%
Materials	2.3%
Telecommunication Services	2.0%
Utilities	1.1%
Other	67.4%
Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	19.5%
Consumer Staples	4.3%
Energy	17.7%
Financials	9.6%
Health Care	5.8%
Industrials	9.2%
Information Technology	8.3%
Materials	8.3%
Telecommunication Services	10.2%
Utilities	4.4%
Other	2.7%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	88.6%
Agency	11.3%
Corporate	0.1%
Time Deposits	0.0%
Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.6%
Consumer Staples	7.2%
Energy	10.9%
Financials	38.3%
Health Care	4.0%
Industrials	3.1%
Information Technology	12.7%
Materials	7.1%
Telecommunication Services	6.2%
Utilities	3.4%
Other	0.5%
Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	82.0%
Mortgage	4.9%
Asset Backed Securities	0.8%
Cash/Other	12.3%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Facilities	3.0%
General	14.5%
General Obligation	28.3%
Higher Education	7.4%
Medical	3.9%
Power	6.9%
School District	13.8%
Transportation	8.4%
Utilities	5.8%
Water	6.6%
Other	1.4%
Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	4.5%
Development	1.7%
Education	3.5%
Facilities	1.4%
Financials	0.0%
General	16.4%
General Obligation	19.2%
Higher Education	7.5%
Medical	4.1%
Multi-Family Housing	0.7%
Nursing Homes	0.3%
Pollution	1.6%
Power	8.2%
School District	4.1%
Single Family Housing	0.9%
Student Loan	1.2%
Tobacco Settlement	0.6%
Transportation	9.4%
Utilities	4.0%
Water	9.8%
Other	0.9%
Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Airport	0.5%
Bond Bank	2.1%
Education	2.3%
Facilities	7.2%
General	13.1%
General Obligation	28.5%
Higher Education	5.1%
Pollution	2.3%
Power	3.0%
School District	8.7%
Transportation	5.3%
Utilities	7.7%
Water	11.9%
Other	2.3%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

7.  BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC, (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). As of the date of this report, the Trust offered nineteen Portfolios, thirteen of which were managed by two or more Specialist Managers.1 each of which is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board approved: (1) the continuation of the HC Contracts; (2) the continuation of certain Portfolio Management Agreements relating to several Portfolios; and (3) new agreements relating to the retention of new Specialist Manager to service to several of the Portfolios, including agreements with Mellon Capital Management Corporation and Ariel Investments, LLC.

Continuation of the HC Contracts.  During the six-month period covered by this report, the Trust’s Board approved the continuation of each of the HC Contracts. In approving each of the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed primarily to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to continue the HC Contracts are summarized below.

With respect to the nature and quality of the Adviser’s services to the Trust, the Board concluded that the overall quality of the services provided by the Adviser was consistent with the expectations of the Trust’s shareholders and that continuation of the HC Contracts was merited. Services reviewed by the Board included the Adviser’s role in the selection of the Specialist Managers; continuing commitment to strategic planning, manager research and tax efficient strategies where appropriate; and the fact that employees of the Adviser, in their capacity as executive officers of the Trust, oversee the activities of the Trust’s administrator and other service providers. The Board also considered the Adviser’s compliance and manager oversight programs and continued success in controlling the costs of the Trust, including obtaining advisory fee concessions from various Specialist Managers.

With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes within the framework of Hirtle Callaghan client accounts. In concluding that overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser, the Board was informed with respect to publicly available information about the performance of peer funds but based its findings primarily on the specific facts and circumstances of the Trust. The Board concluded that the overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser and that continuation of the HC Contracts was in the best interests of the Trust’s shareholders.

With respect to the fees paid to the Adviser under the HC Contracts, the Board considered the fact that Hirtle Callaghan’s standard client agreement relating to private clients includes a 0.05% “breakpoint” to the extent that a client’s assets are invested in the Trust. Although informed with respect to the financial position of the Adviser, as well as fees charged by peer funds, the Board did not consider such information as a material factor in its conclusions. Nor did the Board consider specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust in light of the unique breakpoint feature embedded in Hirtle Callaghan’s standard client agreements. Given the structure of the Advisor’s fee schedule, the Board also concluded that there was little, if any, opportunity for economies of scale with respect to the level of the Adviser’s fee, which is fixed under the HC Agreements as an annual fee of 0.05% of

[1]	See Note 3 for details.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

the assets of the Portfolios to which each agreement relates. Based on the foregoing and other information relating to the structure and level of the Adviser’s fee provided to the Board, the Trustees concluded that the rate at which the Adviser is compensated for its services is reasonable.

Continuation of Certain Portfolio Management Agreements.  As noted above, the Board approved the continuance of several Portfolio Management Agreements (“Continuing Agreements”) during the period. The Specialist Managers and the Portfolios to which each of the Continuing Agreements relate are as follows:

Specialist Manager	Portfolio
AllianceBernstein, L.P.	The Value Equity Portfolio The Institutional Value Equity Portfolio
Breckinridge Capital Advisers Inc.	The Short Term Municipal Bond Portfolio The Intermediate Term Municipal Bond Portfolio II
Fort Washington Investment Advisers, Inc.	The Fixed Income Opportunity Portfolio
Institutional Capital, LLC	The Value Equity Portfolio The Institutional Value Equity Portfolio
Jennison Associates LLC	The Growth Equity Portfolio The Institutional Growth Equity Portfolio
Mellon Capital Management Corporation	The Core Fixed Income Portfolio The U.S. Government Fixed Income Securities Portfolio The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Pacific Investment Management Company LLC	The Institutional Value Equity Portfolio The Institutional Growth Equity Portfolio The Commodity Returns Strategy Portfolio The Fixed Income Opportunity Portfolio
Seix Investment Advisors LLC	The Fixed Income Opportunity Portfolio The Core Fixed Income Portfolio The U.S. Corporate Fixed Income Securities Portfolio
Standish Mellon Asset Management Company LLC	The Intermediate Term Municipal Bond Portfolio
Sustainable Growth Advisors.	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

In approving the Continuing Agreements, the Board concluded that continuation of each of these agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; that shares of the respective Portfolios are generally available only to such clients; and that the Adviser recommended that each of the Continuing Agreements be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusion on the facts and circumstances of the Trust.

In connection with its deliberations, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions for, and do not participate in the administration or distribution of shares of, the Portfolios, as well as the fact that the Specialist Managers receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

single factor but gave considerable weight to the Adviser’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class; and (ii) in the case of multi-manager Portfolios, the individual contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of the respective Portfolios shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve the Portfolios to which the Continuing Agreements relate is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers, fees charged by such managers to other institutional clients and/or information on fees charged to peer funds for similar services. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including, in several cases, negotiated fee waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

Approval of Portfolio Management Agreements with Mellon Capital Management.  During the period, the Board approved the retention of Mellon Capital Management Corporation (“Mellon Capital”) to serve as a Specialist Manager for each of the Portfolios (collectively, the “Affected Equity Portfolios”) listed below:

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio

The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio

In approving the terms and conditions of these Agreements (the “Mellon Agreements”), the Board considered a number of factors.

With respect to the nature and quality of the services expected to be provided to the Affected Equity Portfolios, the Board gave considerable weight to the Adviser’s expectations with respect to the potential that implementation of Mellon’s rules-based index strategies (“Mellon Index Strategies”) would contribute to the achievement of each Portfolio’s investment objective and their ability to capture the desired asset class. The Board also considered fact that, although the Mellon Index Strategies would be implemented in consultation with the Adviser, Mellon would not participate in the administration or distribution of shares of the Portfolios, as well as the fact that Mellon would receive limited, if any, benefit from its association with the Trust other than advisory fees payable to Mellon under the terms of the Mellon Agreements. In concluding that approval of the Mellon Agreements was in the best interests of the Portfolios, the Board was informed with respect to publicly available information about the performance of other index managers but, due to the customized nature of the Mellon Index Strategies, did not base it determination on results reported to have achieved by such managers.

With respect to the fee schedules pursuant to which Mellon would be compensated for its services, the Board noted that the Affected Equity Portfolios would benefit from reduced fees in the event that the aggregate allocation of assets to the Mellon Index Strategies exceeds certain levels and the Adviser’s expectation that such break points would be reached upon full implementation of the Mellon Agreements. In the expected increase in the advisory fees that would be paid by several of the Affected Equity Portfolios upon implementation of the respective Mellon Agreements, the Board took into consideration the customized analytical services to which the Portfolios would have access as contrasted with more traditional index programs. Although informed with respect to Mellon’s financial position and profitability, the Board did not specifically rely on such information. Instead, in concluding that the fees to which Mellon would be entitled under

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

the Mellon Agreements were reasonable, the Board instead gave substantial weight to information demonstrating that the fee schedules were the result of arms-length negotiations conducted by the officers of the Trust and the Adviser.

Approval of Portfolio Management Agreements with Ariel Investments, LLC.  During the period, the Board also approved the retention of Ariel Investments, LLC (“Ariel) to serve as a Specialist Manager for The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio (collectively, the “Small Cap Portfolios”) pursuant to the terms of separate portfolio management agreements (the “Ariel Agreements”). In approving the terms and conditions of the Ariel Agreements, the Board considered a number of factors.

With respect to the nature and quality of the services expected to be provided to the Small Cap Portfolios, the Board gave considerable weight to the Adviser’s expectations with respect to the potential that implementation of the Ariel’s Agreements would contribute to the achievement of the investment objectives of the respective Small Cap Portfolios and their ability to capture the desired asset class. The Board considered information about Ariel’s investment selection process and the Adviser’s expectation that the Ariel approach would capture the performance of the companies with smaller capitalizations that those currently represented in the Small Cap Portfolios. The Board also considered the fact that Ariel would not participate in the administration or distribution of shares of the Portfolios and was likely to receive limited, if any, benefit from its association with the Trust other than the advisory fees payable to Ariel by the Small Cap Portfolios. The Board was informed with respect to publicly available information about the performance of other managers but did not base it determination on results reported to have been achieved by such managers. Rather, in concluding that approval of the Ariel Agreements was in the best interests of the Small Cap Portfolios, the Board relied upon the specific facts and circumstances of the Small Cap Portfolios and the Trust.

With respect to the fee schedules pursuant to which Ariel would be compensated for its services, the Board noted that the Small Cap Portfolios would benefit from the fact that Ariel’s fee would be based on the combined assets allocated to Ariel, taking into account assets of the Small Cap Portfolios and assets allocated to Ariel by clients of Hirtle Callaghan and the fee schedules incorporated break points. In considering the fact that rate at which Ariel’s fee would be computed is higher than the rate at which two of the five Specialist Managers that currently serve the Small Cap Portfolios are compensated, the Board noted the fact that implementing the proposed engagement would be expected to increase the overall advisory fees paid by the Small Cap Portfolios. The Board also recognized that the overall levels of advisory fees experienced by the Small Cap Portfolios would depend upon the manner in which the assets of those Portfolios are allocated among their various Specialist Managers. In reviewing Ariel’s proposed fees, the Board had before it information relating to Ariel’s financial position and profitability. In concluding that the fees to which Ariel would be entitled under the Ariel Agreements were reasonable, however, the Board did not specifically rely on such information and instead gave substantial weight to information demonstrating that the fee schedules were the result of arms-length negotiations conducted by the officers of the Trust and the Adviser.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

OFFICERS AND AFFILIATED TRUSTEES.  The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 51	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/12	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of Hirtle Callaghan & Co., LLC (“Hirtle Callaghan”), a registered investment adviser and the parent company of the Adviser. He has been with Hirtle Callaghan for more than the past five years.	19	None
Colette L. Bull Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 43	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bull is currently a Vice President of Hirtle Callaghan. She has been with Hirtle Callaghan for more than the past five years.	19	None
Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 58	Chief Compliance Officer	Indefinite; Since 4/25/2013	Mr. Talarico is the founder and Alaric Compliance Services LLC and served as its President and Chief Executive Officer for more than the past five years.	19	NA
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 33	Secretary	Indefinite; Since 12/10/09	Ms. Schantz is a Vice President at Citi Fund Services Ohio, Inc. She has been with Citi for more than the past five years.	19	NA

*	Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2013 (Unaudited)

INDEPENDENT TRUSTEES.  The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 69	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19	Old Mutual Advisors Funds I & II
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 74	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Energy LP
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund
Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 74	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser	Counsel
HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, PA 19428	Stradley Ronon Stevens & Young, LLP One Logan Square 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Montgomery, McCracken, Walker & Rhoads, LLP 123 South Broad Street Philadelphia, PA 19109
Administrator	Independent Registered Public Accounting Firm
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219	PricewaterhouseCoopers LLP 41 South High Street, Suite 2500 Columbus, OH 43215
Distributor	Custodian
Unified Financial Securities, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, IN 46208-4715	State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/13

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2013 and June 30, 2012 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

(a) Audit Fees,

2012      $406,970

2013      $394,946

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b) Audit-Related Fees,

2012      $0

2013      $0

(c) Tax Fees,

2012      $88,620

2013      $93,175

For the fiscal year ended June 30, 2013, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $x. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2013, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $93,175. Such tax services included the review of income and excise tax returns for the Registrant.

(d) All Other Fees,

2012      $0

2013      $93,344

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

(f) Not applicable.

(g) - For the fiscal years ended June 30, 2013 and June 30, 2012 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b) (1) Not applicable.

(b) (2) Not applicable.

(b) (3) Not applicable.

(b) (4) Not applicable.

(b) (5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act 17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)* /s/ Robert J. Zion

Robert J. Zion, Principal Executive Officer

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Colette L. Bull

Colette L. Bull, Principal Financial Officer

Date: September 5, 2013

By (Signature and Title)* /s/ Robert J. Zion

Robert J. Zion, Principal Executive Officer

Date: September 5, 2013